FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.7%
Cambodia 0.0%†
NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$4,920

China 34.5%
3SBio Inc.	Biotechnology	5,000	8,589
[a]51job Inc., ADR	Professional Services	84	6,342
[a]58.com Inc., ADR	Interactive Media & Services	352	21,884
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	2,000	11,354
Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	5,356
Agricultural Bank of China Ltd., A	Banks	6,000	3,143
Agricultural Bank of China Ltd., H	Banks	112,000	46,879
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	200	901
Air China Ltd., H	Airlines	8,000	8,069
[a]Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	4,324	732,702
[a]Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	11,489
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	5,673
Angang Steel Co. Ltd., H	Metals & Mining	5,200	2,370
Angel Yeast Co. Ltd., A	Food Products	200	920
Anhui Anke Biotechnology Group Co. Ltd., A	Pharmaceuticals	400	925
Anhui Conch Cement Co. Ltd., A	Construction Materials	200	1,208
Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	25,062
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,463
Anhui Gujing Distillery Co. Ltd., B	Beverages	400	3,466
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	27,469
[a]Autohome Inc., ADR	Interactive Media & Services	202	17,295
Avic Capital Co. Ltd., A	Diversified Financial Services	1,200	946
	Electronic Equipment, Instruments &
AVIC Jonhon Optronic Technology Co. Ltd.	Components	200	974
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	10,000	5,466
BAIC Motor Corp. Ltd., H	Automobiles	7,000	4,390
[a]Baidu Inc., ADR	Interactive Media & Services	1,000	117,360
Bank of Beijing Co. Ltd., A	Banks	200	172
Bank of China Ltd., A	Banks	200	109
Bank of China Ltd., H	Banks	278,000	117,427
Bank of Communications Co. Ltd., A	Banks	200	178
Bank of Communications Co. Ltd., H	Banks	28,000	21,253
Bank of Nanjing Co. Ltd., A	Banks	200	240
Bank of Ningbo Co. Ltd., A	Banks	400	1,411
Bank of Shanghai Co. Ltd., A	Banks	600	1,034
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	200	189
BBMG Corp., H	Construction Materials	12,000	3,855
[a]BeiGene Ltd., ADR	Biotechnology	118	14,626
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	3,507
Beijing Enlight Media Co. Ltd.	Entertainment	1,000	989
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	10,163
[a]Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	11,878
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	8,000	1,382
Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	1,505
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A	Construction Materials	400	1,319
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	200	844
Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	446
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	3,600	1,235
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	1,800	901
Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	8,847
BYD Co. Ltd.	Automobiles	200	1,476
BYD Co. Ltd., H	Automobiles	2,000	12,070

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

BYD Electronic International Co. Ltd.	Communications Equipment	3,000	4,285
Caitong Securities Co. Ltd., A	Capital Markets	600	959
[a]CAR Inc.	Road & Rail	2,000	1,582
Central China Securities Co. Ltd., H	Capital Markets	8,000	1,864
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	42,000	11,558
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	400	1,132
China Agri-Industries Holdings Ltd.	Food Products	8,000	2,570
China Bluechemical Ltd.	Chemicals	8,000	2,181
China Cinda Asset Management Co. Ltd., H	Capital Markets	36,000	8,294
China CITIC Bank Corp. Ltd., H	Banks	30,000	17,088
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	3,328
China Communications Construction Co. Ltd., H	Construction & Engineering	16,000	14,316
China Communications Services Corp. Ltd.	Construction & Engineering	8,000	6,205
China Conch Venture Holdings Ltd.	Machinery	5,000	17,664
China Construction Bank Corp., A	Banks	800	866
China Construction Bank Corp., H	Banks	328,000	282,552
China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	1,475
[a]China Eastern Airlines Corp. Ltd., H	Airlines	8,000	4,721
China Everbright Bank Co. Ltd., A	Banks	200	111
China Everbright Bank Co. Ltd., H	Banks	14,000	6,415
China Everbright International Ltd.	Commercial Services & Supplies	11,703	10,800
China Everbright Ltd.	Capital Markets	4,000	5,908
China Evergrande Group	Real Estate Management & Development	8,000	22,426
China Foods Ltd.	Food Products	4,000	1,659
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	200	948
China Galaxy Securities Co. Ltd., H	Capital Markets	14,000	8,297
China Hongqiao Group Ltd.	Metals & Mining	9,000	6,348
China Huarong Asset Management Co. Ltd., H	Capital Markets	38,000	6,615
China International Capital Corp. Ltd., H	Capital Markets	4,000	8,069
China International Marine Containers (Group) Co. Ltd., H	Machinery	2,120	2,133
[b]China International Marine Containers (Group) Co. Ltd., rts., 2/20/49	Machinery	17	—
China International Travel Service Corp. Ltd., A	Hotels, Restaurants & Leisure	200	2,580
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	20,000	12,160
China Life Insurance Co. Ltd., A	Insurance	400	1,648
China Life Insurance Co. Ltd., H	Insurance	26,000	64,031
[a]China Literature Ltd.	Media	800	3,768
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	376	13,630
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	12,000	7,695
China Machinery Engineering Corp., H	Construction & Engineering	6,000	2,703
China Medical System Holdings Ltd.	Pharmaceuticals	6,000	5,499
China Mengniu Dairy Co. Ltd.	Food Products	9,000	34,848
China Merchants Bank Co. Ltd., A	Banks	1,000	5,235
China Merchants Bank Co. Ltd., H	Banks	14,000	69,798
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	6,799
China Merchants Securities Co. Ltd.	Capital Markets	3,600	4,438
China Merchants Securities Co. Ltd., A	Capital Markets	200	497
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	400	1,216
China Minsheng Banking Corp. Ltd., A	Banks	400	370
China Minsheng Banking Corp. Ltd., H	Banks	24,000	16,620
China Mobile Ltd.	Wireless Telecommunication Services	19,000	173,037
China Molybdenum Co. Ltd., H	Metals & Mining	18,000	5,691
China National Building Material Co. Ltd., H	Construction Materials	13,700	12,012
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	200	162
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	600	1,121
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	7,916
China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	44,237
China Pacific Insurance Group Co. Ltd., A	Insurance	400	2,125
China Pacific Insurance Group Co. Ltd., H	Insurance	9,200	35,976
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	1,200	955
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	92,000	62,531

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	18,000	4,401
China Railway Construction Corp. Ltd., A	Construction & Engineering	200	290
China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	8,584
China Railway Group Ltd., H	Construction & Engineering	14,000	10,644
	Electronic Equipment, Instruments &
[c]China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	6,000	4,362
China Reinsurance Group Corp., H	Insurance	26,000	4,626
China Resources Beer Holdings Co. Ltd.	Beverages	6,000	28,493
China Resources Cement Holdings Ltd.	Construction Materials	8,000	7,752
China Resources Gas Group Ltd.	Gas Utilities	3,000	14,880
China Resources Land Ltd.	Real Estate Management & Development	8,000	35,226
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	6,766
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	4,000	5,837
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	400	1,186
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	25,129
China Shipbuilding Industry Co. Ltd., A	Machinery	1,200	971
China Shipbuilding Industry Group Power Co. Ltd., A	Auto Components	400	1,375
[a]China Shipping Container Lines Co. Ltd., A	Marine	2,200	871
China South City Holdings Ltd.	Real Estate Management & Development	12,000	1,766
China Southern Airlines Co. Ltd., H	Airlines	8,000	5,571
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	2,000	1,673
China State Construction International Holdings Ltd.	Construction & Engineering	8,000	8,212
China Taiping Insurance Holdings Co. Ltd.	Insurance	5,200	13,911
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	48,000	24,146
[c,d]China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	164,000	43,034
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	3,891
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	1,659
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	21,939
China United Network Communications Ltd., A	Wireless Telecommunication Services	1,000	896
China Vanke Co. Ltd., A	Real Estate Management & Development	600	2,428
China Vanke Co. Ltd., H	Real Estate Management & Development	5,000	18,752
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	800	2,084
China Zhongwang Holdings Ltd.	Metals & Mining	5,600	2,824
Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,200	1,249
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	5,440
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	200	1,254
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	7,910
CIMC Enric Holdings Ltd.	Machinery	4,000	3,226
Citic Pacific Ltd.	Industrial Conglomerates	16,000	23,060
CITIC Securities Co. Ltd., A	Capital Markets	400	1,386
CITIC Securities Co. Ltd., H	Capital Markets	8,000	16,671
CNOOC Ltd.	Oil, Gas & Consumable Fuels	56,000	95,764
[a]COSCO SHIPPING Development Co. Ltd., H	Marine	16,000	2,007
COSCO Shipping Energy Transportation Co. Ltd., H	Marine	8,000	4,731
[a]COSCO Shipping Holdings Co. Ltd.	Marine	10,000	3,904
COSCO Shipping Ports Ltd.	Transportation Infrastructure	8,183	8,076
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	39,537
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	9,247
CRRC Corp. Ltd., A	Machinery	800	942
CRRC Corp. Ltd., H	Machinery	14,000	11,702
CSC Financial Co. Ltd., H	Capital Markets	4,000	2,975
CSG Holding Co. Ltd.	Construction Materials	4,301	1,305
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,000	25,805
[a]CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	1,743
[a]Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,390	51,305
Dali Foods Group Co. Ltd.	Food Products	8,000	5,315
Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	2,800	868
Daqin Railway Co. Ltd., A	Road & Rail	200	235
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	12,000	3,011

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	200	1,021
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	3,000	1,530
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	1,159
[a]Dongfang Electric Corp. Ltd., H	Electrical Equipment	2,800	1,828
Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	9,830
East Money Information Co. Ltd.	Capital Markets	600	1,183
ENN Energy Holdings Ltd.	Gas Utilities	2,600	25,293
Everbright Securities Co. Ltd., H	Capital Markets	2,000	1,549
Far East Horizon Ltd.	Diversified Financial Services	8,000	8,182
	Electronic Equipment, Instruments &
[a]FIH Mobile Ltd.	Components	12,000	1,336
	Technology Hardware, Storage &
Focus Media Information Technology Co. Ltd.	Peripherals	1,200	924
Fosun International Ltd.	Industrial Conglomerates	9,000	11,958
Founder Securities Co. Ltd., A	Capital Markets	1,000	1,034
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	600	1,052
Future Land Development Holdings Ltd.	Real Estate Management & Development	4,000	5,263
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	400	1,323
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	4,966
	Semiconductors & Semiconductor
[a]GCL-Poly Energy Holdings Ltd.	Equipment	48,000	2,642
[a]GDS Holdings Ltd., ADR	IT Services	168	6,312
Geely Automobile Holdings Ltd.	Automobiles	16,000	27,361
Gemdale Corp., A	Real Estate Management & Development	600	1,041
[a]Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	10,045
GF Securities Co. Ltd.	Capital Markets	200	400
GF Securities Co. Ltd., H	Capital Markets	5,600	6,659
Glodon Co. Ltd.	Software	200	957
[a]GOME Retail Holdings Ltd.	Specialty Retail	42,000	4,516
Gosuncn Technology Group Co. Ltd., A	Communications Equipment	800	929
Great Wall Motor Co. Ltd., H	Automobiles	12,000	8,586
Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	400	3,201
Greentown China Holdings Ltd.	Real Estate Management & Development	4,000	2,847
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	3,000	979
Guangdong Haid Group Co. Ltd.	Food Products	200	899
Guangdong Investment Ltd.	Water Utilities	8,000	15,831
[a]Guangdong LY Intelligent Manufacturing Co. Ltd.	Electrical Equipment	1,000	863
Guangshen Railway Co. Ltd., H	Road & Rail	8,000	2,734
Guangzhou Automobile Group Co. Ltd., A	Automobiles	600	954
Guangzhou Automobile Group Co. Ltd., H	Automobiles	8,000	8,540
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	2,707
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	200	1,192
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,000	7,690
Guotai Junan International holdings Ltd.	Capital Markets	14,000	2,419
Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	5,702
Guotai Junan Securities Co. Ltd., A	Capital Markets	200	534
[c,d]Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	1,000	4,179
Haier Electronics Group Co. Ltd.	Household Durables	4,000	11,059
Haier Smart Home Co. Ltd., A	Household Durables	400	1,006
Haitian International Holdings Ltd.	Machinery	2,000	4,152
Haitong Securities Co. Ltd., A	Capital Markets	600	1,239
Haitong Securities Co. Ltd., H	Capital Markets	12,000	13,455
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	200	1,069
	Electronic Equipment, Instruments &
Hangzhou Hikvision Digital Technology Co. Ltd., A	Components	400	1,605
Health & Happiness H&H International Holdings Ltd.	Food Products	1,000	5,677
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	400	1,449
Hengan International Group Co. Ltd.	Personal Products	2,000	14,707
Hengli Petrochemical Co. Ltd., A	Chemicals	560	991
[a]HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	72,000	1,714

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	4,326
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	8,000	1,464
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	8,000	3,164
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	200	755
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	16,000	9,421
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	20,000	5,504
Huatai Securities Co. Ltd., A	Capital Markets	400	1,299
Huatai Securities Co. Ltd., H	Capital Markets	6,400	11,010
Huaxia Bank Co. Ltd., A	Banks	200	224
Huaxin Cement Co. Ltd., B	Construction Materials	1,400	3,245
Huayu Automotive Systems Co. Ltd.	Auto Components	400	1,257
[a]Iflytek Co. Ltd.	Software	200	967
Industrial and Commercial Bank of China Ltd.	Banks	4,000	3,428
Industrial and Commercial Bank of China Ltd., H	Banks	280,000	204,288
Industrial Bank Co. Ltd., A	Banks	1,000	2,661
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	600	148
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	200	972
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,000	4,336
[a,c,d]Innovent Biologics Inc., 144A, Reg S	Biotechnology	3,000	10,118
[a]Iqiyi Inc., ADR	Entertainment	456	9,416
[a]JD.com Inc., ADR	Internet & Direct Marketing Retail	2,880	87,235
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	5,693
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	200	1,921
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	200	3,537
Jiangxi Bank Co. Ltd., H	Banks	4,000	2,555
Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	5,325
Jiangxi Special Electric Motor Co. Ltd., A	Electrical Equipment	1,200	850
Jiayuan International Group Ltd.	Real Estate Management & Development	8,000	3,523
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	200	1,246
Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	3,599
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	3,000	8,352
[a]Kingsoft Corp. Ltd.	Software	4,000	8,653
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	8,000	6,973
Kweichow Moutai Co. Ltd., A	Beverages	100	14,317
[a]KWG Group Holdings Ltd.	Real Estate Management & Development	5,000	5,075
Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	1,200	4,205
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	1,600	3,764
	Technology Hardware, Storage &
[b]Legend Holdings Corp., rts., 2/20/49	Peripherals	123	—
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	24,000	18,586
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	400	1,340
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	800	911
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	14,147
Livzon Pharmaceutical Group Inc., A	Pharmaceuticals	200	967
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	600	1,997
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	6,472
Longfor Group Holdings Ltd.	Real Estate Management & Development	6,000	22,618
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	400	1,345
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd.	Components	400	1,443
Luye Pharma Group Ltd.	Pharmaceuticals	6,000	4,347
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	8,000	3,174
Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	600	1,086
	Technology Hardware, Storage &
[a,c]Meitu Inc., Reg S	Peripherals	7,000	2,258

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a,c]Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	12,000	105,216
Metallurgical Corp. Of China Ltd.	Construction & Engineering	12,000	3,210
Minth Group Ltd.	Auto Components	2,000	5,389
[a]MMG Ltd.	Metals & Mining	8,000	2,796
Momo Inc., ADR	Interactive Media & Services	364	13,031
Muyuan Foodstuff Co. Ltd.	Food Products	200	1,711
Nari Technology Development Co. Ltd., A	Electrical Equipment	200	542
NetEase Inc., ADR	Entertainment	256	65,477
New China Life Insurance Co. Ltd., A	Insurance	200	1,601
New China Life Insurance Co. Ltd., H	Insurance	3,000	14,592
New Hope Liuhe Co. Ltd.	Food Products	200	505
[a]New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	490	47,324
Nexteer Automotive Group Ltd.	Auto Components	4,000	4,977
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	5,322
[a]NIO Inc., ADR	Automobiles	576	1,469
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	800	913
Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	2,089
People's Insurance Co. Group of China Ltd., H	Insurance	30,000	11,712
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	76,000	41,928
PICC Property and Casualty Co. Ltd., H	Insurance	24,000	25,897
[a]Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	388	8,004
Ping An Bank Co. Ltd., A	Banks	600	1,203
[a,c]Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	400	1,667
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	19,000	228,122
Ping An Insurance Group Co. of China Ltd., A	Insurance	600	7,736
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	600	1,114
Poly Property Group Co. Ltd.	Real Estate Management & Development	10,000	3,661
Postal Savings Bank of China Co. Ltd., H	Banks	34,000	20,193
[c]Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	4,000	2,913
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	3,200	2,802
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	600	820
SAIC Motor Corp Ltd	Automobiles	400	1,484
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	600	985
Sany Heavy Industry Co. Ltd., A	Machinery	600	1,142
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	200	1,158
	Semiconductors & Semiconductor
[a]Semiconductor Manufacturing International Corp.	Equipment	11,000	12,250
SF Holding Co. Ltd.	Air Freight & Logistics	200	988
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,308
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	1,317
Shandong Himile Mechanical Science & Technology Co. Ltd., A	Machinery	400	1,223
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	7,250
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,000	1,001
Shanghai Baosight Software Co. Ltd., B	Software	1,300	2,367
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,600	1,059
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	4,347
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	1,472
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	6,054
Shanghai Haixin Group Co., B	Pharmaceuticals	1,600	699
Shanghai Huayi Group Co. Ltd., B	Chemicals	600	476
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	4,337
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	200	2,438
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	200	198
Shanghai Jahwa United Co. Ltd., A	Personal Products	200	906
Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	600	1,200
Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	1,000	1,039
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,200	1,464
Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	4,080	4,937
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	200	1,280
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,000	1,704
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,200	6,291
Shanghai Pudong Development Bank Co. Ltd., A	Banks	1,200	2,039

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	844
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,000	1,488
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,497
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	600	1,314
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	1,200	875
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	600	2,111
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,808
Shenzhen Inovance Technology Co. Ltd., A	Machinery	400	1,333
Shenzhen International Holdings Ltd.	Transportation Infrastructure	4,000	7,936
Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	4,424
[a]Shenzhen MTC Co. Ltd.	Household Durables	2,200	877
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,600	35,743
Shimao Property Holdings Ltd.	Real Estate Management & Development	4,000	12,186
Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,611
Shui On Land Ltd.	Real Estate Management & Development	13,000	3,012
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	8,000	2,458
Sichuan Swellfun Co. Ltd., A	Beverages	200	1,479
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	16,000	3,604
[a]SINA Corp.	Interactive Media & Services	214	9,230
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	11,000	4,675
[a]Sinofert Holdings Ltd.	Chemicals	12,000	1,306
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,000	5,084
[a]Sinopec Oilfield Service Corp.	Energy Equipment & Services	12,000	1,490
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	4,762
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	14,080
Sinotrans Ltd., H	Air Freight & Logistics	8,000	2,908
Sinotruk Hong Kong Ltd.	Machinery	3,000	5,192
Soho China Ltd.	Real Estate Management & Development	7,000	2,473
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	400	1,347
Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	39,322
Suning.com Co. Ltd.	Specialty Retail	200	334
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,200	22,725
[a]TAL Education Group, ADR	Diversified Consumer Services	1,140	43,434
Tencent Holdings Ltd.	Interactive Media & Services	20,400	920,709
[a]The China Pacific Securities Co. Ltd., A	Capital Markets	1,800	932
Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	4,000	1,469
Tingyi Cayman Islands Holding Corp.	Food Products	4,000	6,676
Toly Bread Co. Ltd., A	Food Products	200	1,212
[a,c]Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	800	1,587
Tonghua Dongbao Pharmaceutical Co. Ltd., A	Pharmaceuticals	600	1,344
Tongwei Co. Ltd., A	Food Products	600	1,227
[a]Towngas China Co. Ltd.	Gas Utilities	4,000	2,883
TravelSky Technology Ltd., H	IT Services	4,000	8,038
Tsingtao Brewery Co. Ltd., H	Beverages	1,800	11,462
	Electronic Equipment, Instruments &
Tunghsu Optoelectronic Technology Co. Ltd.	Components	1,200	897
Uni-President China Holdings Ltd.	Food Products	6,000	6,682
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	600	1,052
[a]Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,544	13,325
Want Want China Holdings Ltd.	Food Products	20,000	16,256
[a]Weibo Corp., ADR	Interactive Media & Services	188	8,187
Weichai Power Co. Ltd., A	Machinery	200	358
Weichai Power Co. Ltd., H	Machinery	8,000	13,517
Weifu High-Technology Co. Ltd., B	Auto Components	800	1,443
Wens Foodstuffs Group Co. Ltd.	Food Products	200	1,044
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	400	1,117
Wuliangye Yibin Co. Ltd.	Beverages	200	3,432
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	600	1,189
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	600	5,261

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a,c]Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	2,000	17,958
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd., A	Components	200	978
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	400	1,038
	Technology Hardware, Storage &
[a]Xiaomi Corp., B	Peripherals	32,800	41,984
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	4,000	2,831
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	600	1,085
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	2,186
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	12,000	5,914
[c]Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,000	2,040
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,777
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	7,475
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	600	891
Yonyou Network Technology Co. Ltd., A	Software	400	1,564
Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	5,437
[a]YY Inc., ADR	Interactive Media & Services	150	10,454
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	3,000	3,360
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	400	1,344
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd., A	Components	600	1,011
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	600	1,268
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,214
Zhejiang Hailiang Co. Ltd., A	Metals & Mining	600	945
Zhejiang NHU Co. Ltd.	Pharmaceuticals	400	1,123
[a,c]ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	1,200	3,295
Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	8,352
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	2,000	10,534
Zijin Mining Group Co. Ltd., H	Metals & Mining	20,000	8,115
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	5,200	3,415
[a]ZTE Corp.	Communications Equipment	200	947
[a]ZTE Corp., H	Communications Equipment	2,400	6,927
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	1,190	22,753
			5,955,880
Hong Kong 11.2%
AIA Group Ltd.	Insurance	43,200	465,869
[a]Alibaba Pictures Group Ltd.	Entertainment	40,000	8,602
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,200	12,288
BOC Hong Kong (Holdings) Ltd.	Banks	13,000	51,168
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	3,333
Cathay Pacific Airways Ltd.	Airlines	2,000	2,990
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	8,000	6,666
China Gas Holdings Ltd.	Gas Utilities	5,600	20,823
Chow Tai Fook Jewellery Group Ltd.	Specialty Retail	4,000	4,352
CK Asset Holdings Ltd.	Real Estate Management & Development	9,000	70,445
CK Hutchison Holdings Ltd.	Industrial Conglomerates	9,500	93,632
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	16,307
CLP Holdings Ltd.	Electric Utilities	6,000	66,201
Dah Sing Banking Group Ltd.	Banks	1,600	2,888
Dah Sing Financial Group Ltd.	Banks	800	3,738
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,200	8,580
First Pacific Co. Ltd.	Diversified Financial Services	8,000	3,246
[a]Fullshare Holdings Ltd.	Electrical Equipment	25,000	1,552
Great Eagle Holdings Ltd.	Real Estate Management & Development	1,000	4,275
Haitong International Securities Group Ltd.	Capital Markets	12,000	3,917
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	11,085
Hang Lung Properties Ltd.	Real Estate Management & Development	8,000	19,026

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Hang Seng Bank Ltd.	Banks	2,600	64,729
Henderson Land Development Co. Ltd.	Real Estate Management & Development	4,840	26,670
Hong Kong and China Gas Co. Ltd.	Gas Utilities	34,320	76,086
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	4,400	155,330
Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,200	27,048
Huabao International Holdings Ltd.	Chemicals	4,000	1,690
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	8,000	1,884
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	10,330
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	800	50,416
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	600	22,878
Johnson Electric Holdings Ltd.	Electrical Equipment	2,000	4,270
Kerry Properties Ltd.	Real Estate Management & Development	2,000	8,397
Kingboard Laminates Holdings Ltd.	Chemicals	4,000	3,666
[a]Landing International Development Ltd.	Real Estate Management & Development	4,800	663
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	4,201
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	20,000	3,482
Lifestyle International Holdings Ltd.	Multiline Retail	2,000	2,923
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	7,500	92,160
Melco International Development Ltd.	Hotels, Restaurants & Leisure	2,000	4,434
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	5,439
MTR Corp. Ltd.	Road & Rail	5,000	33,664
New World Development Co. Ltd.	Real Estate Management & Development	20,000	31,283
NWS Holdings Ltd.	Industrial Conglomerates	4,000	8,223
PCCW Ltd.	Diversified Telecommunication Services	16,000	9,236
Power Assets Holdings Ltd.	Electric Utilities	4,000	28,774
Sa Sa International Holdings Ltd.	Specialty Retail	4,153	1,191
Samsonite International SA	Textiles, Apparel & Luxury Goods	4,200	9,634
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	5,043
Shun Tak Holdings Ltd.	Industrial Conglomerates	8,000	3,205
Sino Biopharmaceutical Ltd.	Pharmaceuticals	22,000	22,500
Sino Land Co. Ltd.	Real Estate Management & Development	12,000	20,122
Sun Art Retail Group Ltd.	Food & Staples Retailing	8,000	7,578
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,000	84,800
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	24,576
Swire Pacific Ltd., B	Real Estate Management & Development	5,000	9,472
Swire Properties Ltd.	Real Estate Management & Development	4,000	16,154
Techtronic Industries Co. Ltd.	Machinery	4,000	30,618
Television Broadcasts Ltd.	Media	1,200	2,006
The Bank of East Asia Ltd.	Banks	4,800	13,425
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	10,598
[a]United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	4,700
Vitasoy International Holdings Ltd.	Food Products	2,000	9,613
VTech Holdings Ltd.	Communications Equipment	600	5,368
[c]WH Group Ltd., Reg S	Food Products	30,000	30,413
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,000	28,186
Wheelock and Co. Ltd.	Real Estate Management & Development	3,000	21,504
Xinyi Glass Holdings Ltd.	Auto Components	8,000	8,397
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	5,478
			1,933,440
India 11.6%
[a]3M India Ltd.	Industrial Conglomerates	8	2,691
ABB India Ltd.	Electrical Equipment	196	4,550
ACC Ltd.	Construction Materials	174	3,938
Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	2,220
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,444	14,524
	Independent Power and Renewable
[a]Adani Power Ltd.	Electricity Producers	3,568	2,654
[a]Adani Transmissions Ltd.	Electric Utilities	1,000	3,247
[a]Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	2,346
Alkem Laboratories Ltd.	Pharmaceuticals	148	3,578
Ambuja Cements Ltd.	Construction Materials	2,804	8,646
Ashok Leyland Ltd.	Machinery	3,826	4,836

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Asian Paints Ltd.	Chemicals	1,050	20,659
Aurobindo Pharma Ltd.	Pharmaceuticals	926	8,157
[a]Avenue Supermarts Ltd.	Food & Staples Retailing	428	8,668
[a]Axis Bank Ltd.	Banks	6,490	76,020
Bajaj Auto Ltd.	Automobiles	318	13,024
Bajaj Finance Ltd.	Consumer Finance	620	33,063
Bajaj Finserv Ltd.	Insurance	138	17,042
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	84	4,379
Bandhan Bank Ltd.	Banks	374	2,919
[a]Bank of Baroda	Banks	1,776	3,129
[a]Bank of India	Banks	800	1,045
Berger Paints India Ltd.	Chemicals	898	4,130
Bharat Electronics Ltd.	Aerospace & Defense	2,272	3,703
Bharat Forge Ltd.	Auto Components	718	4,680
Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	3,039
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,650	20,752
Bharti Airtel Ltd.	Wireless Telecommunication Services	5,864	29,448
Bharti Infratel Ltd.	Diversified Telecommunication Services	3,012	11,653
Biocon Ltd.	Biotechnology	984	3,572
Bosch Ltd.	Auto Components	24	5,681
Britannia Industries Ltd.	Food Products	210	8,347
Cadila Healthcare Ltd.	Pharmaceuticals	948	3,319
[a]Canara Bank Ltd.	Banks	460	1,895
Castrol India Ltd.	Chemicals	1,746	3,353
Cipla Ltd.	Pharmaceuticals	1,240	9,942
Coal India Ltd.	Oil, Gas & Consumable Fuels	5,190	19,083
Colgate-Palmolive India Ltd.	Personal Products	242	3,954
Container Corp. of India Ltd.	Road & Rail	640	5,285
Cummins India Ltd.	Machinery	256	2,834
Dabur India Ltd.	Personal Products	1,880	10,908
[a]Dalmia Bharat Ltd.	Construction Materials	176	2,672
Divi's Laboratories Ltd.	Life Sciences Tools & Services	306	7,079
DLF Ltd.	Real Estate Management & Development	1,624	4,436
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	288	10,641
Eicher Motors Ltd.	Automobiles	48	13,309
Emami Ltd.	Personal Products	420	1,820
Exide Industries Ltd.	Auto Components	786	2,292
Federal Bank Ltd.	Banks	5,306	8,332
[a]Future Retail Ltd.	Multiline Retail	780	5,480
GAIL India Ltd.	Gas Utilities	1,896	8,568
Gillette India Ltd.	Personal Products	28	3,033
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	40	4,456
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	532	3,417
[a]GMR Infrastructure Ltd.	Construction & Engineering	4,872	1,052
Godrej Consumer Products Ltd.	Personal Products	1,350	12,969
Godrej Industries Ltd.	Industrial Conglomerates	270	1,893
Grasim Industries Ltd.	Construction Materials	1,106	14,646
[a]Gruh Finance Ltd.	Thrifts & Mortgage Finance	620	2,480
Havell's India Ltd.	Electrical Equipment	848	9,658
HCL Technologies Ltd.	IT Services	1,968	30,354
HDFC Asset Management Co. Ltd.	Capital Markets	104	3,106
[d]HDFC Life Insurance Co. Ltd., 144A	Insurance	1,218	8,188
Hero Motocorp Ltd.	Automobiles	356	13,314
Hindalco Industries Ltd.	Metals & Mining	3,362	10,084
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,108	8,858
Hindustan Unilever Ltd.	Household Products	2,582	66,866
Hindustan Zinc Ltd.	Metals & Mining	902	3,190
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	6,204	197,020
[c]ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	580	9,348
[c]ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	994	5,597
[a]IDFC First Bank Ltd.	Banks	8,362	5,239
IDFC Ltd.	Diversified Financial Services	1,692	851
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,154	10,159
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	7,552	17,056

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Infosys Ltd.	IT Services	13,622	144,454
[c]InterGlobe Aviation Ltd., Reg S	Airlines	326	7,358
ITC Ltd.	Tobacco	10,572	41,942
[a]Jindal Steel & Power Ltd.	Metals & Mining	1,410	2,902
	Independent Power and Renewable
[a]JSW Energy Ltd.	Electricity Producers	1,352	1,311
JSW Steel Ltd.	Metals & Mining	4,314	17,287
Kansai Nerolac Paints Ltd.	Chemicals	498	3,184
L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	2,813
[c]Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	3,021
Larsen & Toubro Ltd.	Construction & Engineering	1,204	27,091
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	810	6,516
Lupin Ltd.	Pharmaceuticals	852	9,316
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	5,919
Mahindra & Mahindra Ltd.	Automobiles	2,094	19,880
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	272	238
Marico Ltd.	Personal Products	1,582	8,492
Maruti Suzuki India Ltd.	Automobiles	442	41,843
Motherson Sumi Systems Ltd.	Auto Components	3,615	6,387
Mphasis Ltd.	IT Services	223	3,244
MRF Ltd.	Auto Components	6	4,921
Muthoot Finance Ltd.	Consumer Finance	354	3,307
Nestle India Ltd.	Food Products	84	14,496
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	9,042	3,249
NMDC Ltd.	Metals & Mining	2,821	4,616
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	8,472	17,348
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	10,820	26,295
Oil India Ltd.	Oil, Gas & Consumable Fuels	894	2,305
Oracle Financial Services Software Ltd.	Software	58	2,664
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	18	5,367
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,926	6,839
Pidilite Industries Ltd.	Chemicals	426	7,495
Piramal Enterprises Ltd.	Pharmaceuticals	324	9,136
[a]Power Finance Corp., Ltd.	Diversified Financial Services	2,200	4,277
Power Grid Corp. of India Ltd.	Electric Utilities	2,960	8,872
[a]Punjab National Bank Ltd.	Banks	2,800	3,227
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	534	5,588
[c]RBL Bank Ltd., Reg S	Banks	1,142	10,566
REC Ltd.	Diversified Financial Services	2,438	5,821
Reliance Capital Ltd.	Diversified Financial Services	376	360
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	11,196	203,248
Reliance Infrastructure Ltd.	Electric Utilities	496	399
	Independent Power and Renewable
[a]Reliance Power Ltd.	Electricity Producers	2,116	127
SBI Life Insurance Co. Ltd.	Insurance	620	6,500
Shree Cement Ltd.	Construction Materials	32	10,116
Shriram Transport Finance Co. Ltd.	Consumer Finance	556	8,703
Siemens Ltd.	Industrial Conglomerates	284	5,395
[a]State Bank of India	Banks	6,482	33,923
[a]Steel Authority of India Ltd.	Metals & Mining	3,318	2,439
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,014	23,316
Sun TV Network Ltd.	Media	324	2,370
Tata Communications Ltd.	Diversified Telecommunication Services	262	1,841
Tata Consultancy Services Ltd.	IT Services	3,264	105,314
[a]Tata Motors Ltd.	Automobiles	3,862	9,094
[a]Tata Motors Ltd., A	Automobiles	1,030	1,188
Tata Power Co. Ltd.	Electric Utilities	1,864	1,863
Tata Steel Ltd.	Metals & Mining	1,042	7,614
Tech Mahindra Ltd.	IT Services	1,658	16,972
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,092	21,115
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	156	3,497
Torrent Power Ltd.	Electric Utilities	444	1,809

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

TVS Motor Co. Ltd.	Automobiles	390	2,419
UltraTech Cement Ltd.	Construction Materials	382	25,212
[a]Union Bank of India Ltd.	Banks	560	658
United Breweries Ltd.	Beverages	256	4,966
[a]United Spirits Ltd.	Beverages	1,032	8,745
UPL Ltd.	Chemicals	1,308	17,764
Vedanta Ltd.	Metals & Mining	5,998	15,150
[a]Vodafone Idea Ltd.	Wireless Telecommunication Services	30,442	5,358
Voltas Ltd.	Construction & Engineering	364	3,393
Wipro Ltd.	IT Services	5,154	20,944
[a]Wockhardt Ltd.	Pharmaceuticals	112	608
Yes Bank Ltd.	Banks	6,210	9,784
Zee Entertainment Enterprises Ltd.	Media	1,936	9,498
			1,995,665
Indonesia 2.3%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	44,600	4,293
Astra Agro Lestari Tbk PT	Food Products	1,200	883
Astra International Tbk PT	Automobiles	72,800	38,390
Bank Central Asia Tbk PT	Banks	34,400	72,988
[b]Bank Danamon Indonesia Tbk PT	Banks	2,400	815
Bank Mandiri Persero Tbk PT	Banks	66,000	37,491
Bank Negara Indonesia Persero Tbk PT	Banks	27,000	17,583
Bank Rakyat Indonesia Persero Tbk PT	Banks	191,000	58,946
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	3,268
[a]Bumi Serpong Damai Tbk PT	Real Estate Management & Development	20,400	2,217
Charoen Pokphand Indonesia Tbk PT	Food Products	27,000	9,040
Gudang Garam Tbk PT	Tobacco	1,600	8,706
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	33,600	7,468
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	9,600	6,371
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	6,229
Indofood CBP Sukses Makmur Tbk PT	Food Products	8,800	6,322
Indofood Sukses Makmur Tbk PT	Food Products	14,600	7,260
Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,000	3,242
Kalbe Farma Tbk PT	Pharmaceuticals	63,400	6,552
Matahari Department Store Tbk PT	Multiline Retail	8,600	2,100
Media Nusantara Citra Tbk PT	Media	19,000	1,399
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	37,600	5,616
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
B	Diversified Telecommunication Services	165,400	48,470
PT Barito Pacific Tbk	Chemicals	13,800	3,136
[a]PT XL Axiata Tbk	Wireless Telecommunication Services	12,800	2,700
Semen Indonesia (Persero) Tbk PT	Construction Materials	10,400	8,521
Surya Citra Media Tbk PT	Media	22,000	2,507
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	7,200	1,932
Unilever Indonesia Tbk PT	Household Products	4,000	12,741
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,600	11,178
[a]Vale Indonesia Tbk PT	Metals & Mining	7,000	1,546
			399,910
Italy 0.0%†
Prada SpA	Textiles, Apparel & Luxury Goods	1,800	5,564

Luxembourg 0.0%†
L'Occitane International SA	Personal Products	2,000	3,953

Macau 0.7%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,000	53,914
[a]Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	8,000	1,126
Sands China Ltd.	Hotels, Restaurants & Leisure	8,000	38,247
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	9,103

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Wynn Macau Ltd.	Hotels, Restaurants & Leisure	5,600	12,544
			114,934
Malaysia 3.0%
AirAsia Group Bhd.	Airlines	5,400	3,567
Alliance Bank Malaysia Bhd.	Banks	4,200	3,821
AMMB Holdings Bhd.	Banks	7,000	7,165
Astro Malaysia Holdings Bhd.	Media	5,400	1,895
Axiata Group Bhd.	Wireless Telecommunication Services	15,400	18,558
British American Tobacco Malaysia Bhd.	Tobacco	400	2,788
CIMB Group Holdings Bhd.	Banks	24,600	32,026
Dialog Group Bhd.	Energy Equipment & Services	16,400	12,937
Digi.com Bhd.	Wireless Telecommunication Services	12,800	15,642
[a]FGV Holdings Bhd.	Food Products	7,200	1,951
Fraser & Neave Holdings Bhd.	Beverages	400	3,345
Gamuda Bhd.	Construction & Engineering	7,200	6,551
Genting Bhd.	Hotels, Restaurants & Leisure	8,200	13,434
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	9,600	7,527
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,400	5,779
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	5,400	6,847
Hong Leong Bank Bhd.	Banks	2,400	11,034
Hong Leong Financial Group Bhd.	Banks	1,000	4,486
IHH Healthcare Bhd.	Health Care Providers & Services	10,800	15,158
IJM Corp. Bhd.	Construction & Engineering	10,200	5,924
IOI Corp. Bhd.	Food Products	11,800	12,136
IOI Properties Group Bhd.	Real Estate Management & Development	6,600	2,204
	Equity Real Estate Investment Trusts
KLCCP Stapled Group	(REITs)	1,800	3,384
Kuala Lumpur Kepong Bhd.	Food Products	1,800	10,698
Malayan Banking Bhd.	Banks	21,238	45,637
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,400	7,018
Maxis Bhd.	Wireless Telecommunication Services	10,000	13,479
MISC Bhd.	Marine	4,800	8,305
Nestle (Malaysia) Bhd.	Food Products	200	7,216
Petronas Chemicals Group Bhd.	Chemicals	10,200	20,733
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	7,376
Petronas Gas Bhd.	Gas Utilities	3,000	12,603
PPB Group Bhd.	Food Products	2,440	11,041
Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,600	7,027
Public Bank Bhd.	Banks	11,200	62,335
QL Resources Bhd.	Food Products	2,600	4,303
RHB Bank Bhd	Banks	4,400	5,952
Sime Darby Bhd.	Industrial Conglomerates	13,600	7,438
Sime Darby Plantation Bhd.	Food Products	13,000	15,477
Sime Darby Property Bhd.	Real Estate Management & Development	13,600	3,390
Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,400	4,259
Tenaga Nasional Bhd.	Electric Utilities	14,000	46,887
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	6,200	7,366
UEM Sunrise Bhd.	Real Estate Management & Development	4,800	929
Westports Holdings Bhd.	Transportation Infrastructure	3,800	3,623
YTL Corp. Bhd.	Multi-Utilities	17,200	4,662
YTL Power International Bhd.	Multi-Utilities	8,000	1,587
			517,500
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	3,000	1,638
Habib Bank Ltd.	Banks	2,600	1,843
[a]National Bank of Pakistan	Banks	2,000	421
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	823
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,070	1,872
			6,597
Philippines 1.4%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	6,000	4,075

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Alliance Global Group Inc.	Industrial Conglomerates	15,000	4,520
Ayala Corp.	Diversified Financial Services	865	15,093
Ayala Land Inc.	Real Estate Management & Development	25,600	25,383
Bank of the Philippine Islands	Banks	6,484	9,934
BDO Unibank Inc.	Banks	6,960	19,018
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	13,200	2,911
DMCI Holdings Inc.	Industrial Conglomerates	14,200	2,855
Globe Telecom Inc.	Wireless Telecommunication Services	110	4,856
GT Capital Holdings Inc.	Diversified Financial Services	331	6,073
International Container Terminal Services Inc.	Transportation Infrastructure	3,900	11,144
JG Summit Holdings Inc.	Industrial Conglomerates	10,500	13,813
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,560	8,580
LT Group Inc.	Industrial Conglomerates	10,600	3,145
Manila Electric Co.	Electric Utilities	1,020	7,704
Megaworld Corp.	Real Estate Management & Development	44,000	5,239
Metro Pacific Investments Corp.	Diversified Financial Services	48,600	4,553
Metropolitan Bank & Trust Co.	Banks	5,326	7,407
PLDT Inc.	Wireless Telecommunication Services	420	10,575
San Miguel Corp.	Industrial Conglomerates	1,320	4,514
San Miguel Pure Foods Co. Inc.	Food Products	2,420	5,007
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	4,600	2,078
SM Investments Corp.	Industrial Conglomerates	1,760	33,287
SM Prime Holdings Inc.	Real Estate Management & Development	33,000	23,896
Universal Robina Corp.	Food Products	3,140	10,174
			245,834
Singapore 4.3%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	9,200	21,216
BOC Aviation Ltd.	Trading Companies & Distributors	800	6,718
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	8,400	13,473
CapitaLand Ltd.	Real Estate Management & Development	9,200	24,004
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	8,800	17,106
City Developments Ltd.	Real Estate Management & Development	1,800	12,599
ComfortDelGro Corp. Ltd.	Road & Rail	7,400	14,549
DBS Group Holdings Ltd.	Banks	6,400	122,801
Frasers Property Ltd.	Real Estate Management & Development	800	1,106
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	21,400	14,552
Golden Agri-Resources Ltd.	Food Products	24,600	5,273
Hutchison Port Holdings Trust	Transportation Infrastructure	18,800	4,324
Jardine Cycle & Carriage Ltd.	Distributors	400	10,711
Keppel Corp. Ltd.	Industrial Conglomerates	5,200	25,597
	Equity Real Estate Investment Trusts
Keppel REIT	(REITs)	7,200	6,705
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	6,600	10,196
	Equity Real Estate Investment Trusts
Mapletree Industrial Trust	(REITs)	4,800	7,947
	Equity Real Estate Investment Trusts
Mapletree Logistics Trust	(REITs)	8,600	10,107
	Equity Real Estate Investment Trusts
[c]Mapletree North Asia Commercial Trust, Reg S	(REITs)	7,800	8,417
Olam International Ltd.	Food & Staples Retailing	2,200	3,203
Oversea-Chinese Banking Corp. Ltd.	Banks	12,000	101,112
SATS Ltd.	Transportation Infrastructure	2,400	9,260
SembCorp Industries Ltd.	Industrial Conglomerates	3,200	5,700
[a]SembCorp Marine Ltd.	Machinery	3,000	3,348
SIA Engineering Co. Ltd.	Transportation Infrastructure	400	742
Singapore Airlines Ltd.	Airlines	2,000	13,703
Singapore Exchange Ltd.	Capital Markets	3,000	17,562
Singapore Post Ltd.	Air Freight & Logistics	5,800	4,073
Singapore Press Holdings Ltd.	Media	5,600	10,099

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Singapore Technologies Engineering Ltd.	Aerospace & Defense	5,800	17,748
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	27,200	70,365
StarHub Ltd.	Wireless Telecommunication Services	2,200	2,504
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	6,800	9,751
United Overseas Bank Ltd.	Banks	4,600	88,842
UOL Group Ltd.	Real Estate Management & Development	1,800	10,045
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	800	9,632
Wilmar International Ltd.	Food Products	7,200	19,690
Wing Tai Holdings Ltd.	Real Estate Management & Development	1,600	2,448
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	8,200	9,273
Yanlord Land Group Ltd.	Real Estate Management & Development	2,600	2,479
			748,980
South Korea 13.4%
Amorepacific Corp.	Personal Products	114	16,241
AmorePacific Group	Personal Products	110	5,935
BGF Co. Ltd.	Industrial Conglomerates	48	308
BGF Retail Co. Ltd.	Food & Staples Retailing	22	4,020
BNK Financial Group Inc.	Banks	954	6,188
[a]Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	198	9,689
[a]Celltrion Inc.	Biotechnology	352	62,648
Cheil Worldwide Inc.	Media	266	6,773
CJ CheilJedang Corp.	Food Products	28	7,202
[b]CJ Corp.	Industrial Conglomerates	30	2,624
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	34	5,212
[a]CJ Logistics Corp.	Road & Rail	28	3,262
Daelim Industrial Co. Ltd.	Construction & Engineering	100	9,960
[a]Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	680	2,909
[a]Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	166	4,701
DB Insurance Co. Ltd.	Insurance	170	8,731
DGB Financial Group Inc.	Banks	588	4,150
Dongsuh Cos. Inc.	Food & Staples Retailing	118	1,967
[a]Doosan Bobcat Inc.	Machinery	86	2,711
Doosan Corp.	Industrial Conglomerates	22	1,915
[a]Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	379	2,035
[a]Doosan Infracore Co. Ltd.	Machinery	478	2,575
E-MART Inc.	Food & Staples Retailing	72	8,730
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	188	12,488
GS Engineering & Construction Corp.	Construction & Engineering	212	7,408
GS Holdings Corp.	Oil, Gas & Consumable Fuels	196	8,691
GS Retail Co. Ltd.	Food & Staples Retailing	102	3,472
Hana Financial Group Inc.	Banks	1,054	34,140
Hankook Tire & Technology Co. Ltd.	Auto Components	280	8,512
Hanmi Pharm Co. Ltd.	Pharmaceuticals	26	9,097
Hanmi Science Co. Ltd.	Pharmaceuticals	35	2,067
Hanon Systems	Auto Components	618	6,235
Hanssem Co. Ltd.	Household Durables	38	2,412
[a]Hanwha Aerospace Co. Ltd.	Aerospace & Defense	134	3,859
Hanwha Chemical Corp.	Chemicals	266	5,229
Hanwha Corp.	Industrial Conglomerates	110	2,544
Hanwha Life Insurance Co. Ltd.	Insurance	940	2,666
HDC Holdings Co. Ltd.	Construction & Engineering	98	1,286
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	116	4,370
[a]Helixmith Co. Ltd.	Biotechnology	48	7,009
[a]Helixmith Co. Ltd., rts, 8/06/19	Biotechnology	3	91
Hite Jinro Co. Ltd.	Beverages	116	2,044
[a]HLB Inc.	Leisure Products	126	3,852
Hotel Shilla Co. Ltd.	Specialty Retail	106	8,905
Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods	10	1,230
Hyundai Construction Equipment Co. Ltd.	Machinery	44	1,545
Hyundai Department Store Co. Ltd.	Multiline Retail	58	4,154
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	252	11,698

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Hyundai Glovis Co. Ltd.	Air Freight & Logistics	64	8,924
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	36	10,102
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	232	5,716
Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	3,252
Hyundai Mobis Co. Ltd.	Auto Components	232	47,318
Hyundai Motor Co.	Automobiles	510	61,837
Hyundai Steel Co.	Metals & Mining	278	10,064
Hyundai Wia Corp.	Auto Components	54	2,275
Industrial Bank of Korea	Banks	942	11,462
Kakao Corp.	Interactive Media & Services	170	19,361
Kangwon Land Inc.	Hotels, Restaurants & Leisure	376	9,851
KB Financial Group Inc.	Banks	1,418	56,307
KCC Corp.	Building Products	16	3,818
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,219
Kia Motors Corp.	Automobiles	932	35,516
Korea Aerospace Industries Ltd.	Aerospace & Defense	248	7,721
[a]Korea Electric Power Corp.	Electric Utilities	942	20,844
Korea Gas Corp.	Gas Utilities	102	3,728
Korea Investment Holdings Co. Ltd.	Capital Markets	132	9,226
[a]Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	156	16,010
Korea Zinc Co. Ltd.	Metals & Mining	34	14,016
Korean Air Lines Co. Ltd.	Airlines	174	4,363
KT&G Corp.	Tobacco	402	34,294
Kumho Petrochemical Co. Ltd.	Chemicals	68	5,736
LG Chem Ltd.	Chemicals	162	49,737
LG Corp.	Industrial Conglomerates	326	21,712
	Electronic Equipment, Instruments &
[a]LG Display Co. Ltd.	Components	812	12,553
LG Electronics Inc.	Household Durables	382	26,235
LG Household & Health Care Ltd.	Personal Products	30	34,114
LG Uplus Corp.	Diversified Telecommunication Services	654	8,213
Lotte Chemical Corp.	Chemicals	54	11,809
Lotte Chilsung Beverage Co. Ltd.	Beverages	10	1,485
Lotte Corp.	Industrial Conglomerates	98	3,734
LOTTE Fine Chemical Co. Ltd.	Chemicals	68	3,110
Lotte Shopping Co. Ltd.	Multiline Retail	36	5,004
LS Corp.	Electrical Equipment	66	2,715
Mando Corp.	Auto Components	102	2,606
Medy-tox Inc.	Biotechnology	14	5,456
Mirae Asset Daewood Co. Ltd.	Capital Markets	1,600	11,335
Naver Corp.	Interactive Media & Services	478	47,194
NCsoft Corp.	Entertainment	58	23,961
[a]Netmarble Corp.	Entertainment	68	6,655
NH Investment & Securities Co. Ltd.	Capital Markets	492	6,179
[a]NHN Corp.	Entertainment	38	2,544
Nongshim Co. Ltd.	Food Products	12	2,640
OCI Co. Ltd.	Chemicals	66	5,333
Orion Corp.	Food Products	82	6,569
Ottogi Corp.	Food Products	4	2,373
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,456
POSCO	Metals & Mining	242	51,244
POSCO Chemical Co. Ltd.	Construction Materials	76	3,528
Posco International Corp.	Trading Companies & Distributors	188	2,988
S-1 Corp.	Commercial Services & Supplies	72	6,086
S-Oil Corp.	Oil, Gas & Consumable Fuels	148	10,728
[a]Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	48	13,303
Samsung C&T Corp.	Industrial Conglomerates	304	25,196
Samsung Card Co. Ltd.	Consumer Finance	92	3,044
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	192	16,263
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	16,890	687,507
[a]Samsung Engineering Co. Ltd.	Construction & Engineering	586	8,704
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	120	27,853

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a]Samsung Heavy Industries Co. Ltd.	Machinery	1,620	11,449
Samsung Life Insurance Co. Ltd.	Insurance	232	16,797
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	188	38,507
Samsung SDS Co. Ltd.	IT Services	110	20,482
Samsung Securities Co. Ltd.	Capital Markets	242	8,195
Shinhan Financial Group Co. Ltd.	Banks	1,614	62,762
Shinsegae Co. Ltd.	Multiline Retail	26	6,778
[a]SillaJen Inc.	Biotechnology	196	8,386
SK Holdings Co. Ltd.	Industrial Conglomerates	120	24,111
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,872	112,678
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	208	28,642
SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,358
SK Telecom Co. Ltd.	Wireless Telecommunication Services	86	19,291
SKC Co. Ltd.	Chemicals	72	2,469
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	2,030
Woongjin Coway Co. Ltd.	Household Durables	202	13,541
Woori Financial Group Inc.	Banks	1,964	23,898
Yuhan Corp.	Pharmaceuticals	33	6,988
			2,310,978
Taiwan 12.4%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	10,000	6,198
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	1,000	8,500
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	10,500	20,791
Asia Cement Corp.	Construction Materials	8,000	12,247
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	2,000	14,359
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	34,000	10,180
Capital Securities Corp.	Capital Markets	10,840	3,309
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	2,780	19,915
[a]Cathay Financial Holding Co. Ltd.	Insurance	28,000	38,764
Chailease Holding Co. Ltd.	Diversified Financial Services	4,000	16,549
Chang Hwa Commercial Bank Ltd.	Banks	22,880	15,433
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	10,329
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,010	4,944
China Airlines Ltd.	Airlines	10,000	3,168
China Development Financial Holding Corp.	Banks	52,000	15,855
China Life Insurance Co. Ltd.	Insurance	11,550	9,241
China Motor Corp.	Automobiles	2,000	1,784
China Steel Corp.	Metals & Mining	46,000	36,952
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,000	50,934
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	16,000	10,483
CTBC Financial Holding Co. Ltd.	Banks	66,000	45,368
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	8,000	40,567
E.Sun Financial Holding Co. Ltd.	Banks	38,327	32,084
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	12,814
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	4,000	3,220
Eternal Materials Co. Ltd.	Chemicals	4,000	3,484
EVA Airways Corp.	Airlines	8,860	4,265
Evergreen Marine Corp. Taiwan Ltd.	Marine	8,878	3,559
Far Eastern International Bank	Banks	8,000	3,168
Far Eastern New Century Corp.	Industrial Conglomerates	14,000	15,100
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	15,126

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Feng Hsin Steel Co. Ltd.	Metals & Mining	2,000	4,050
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	7,791
First Financial Holding Co. Ltd.	Banks	36,380	26,706
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	4,000	1,618
Formosa Chemicals & Fibre Corp.	Chemicals	12,000	39,795
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	14,231
Formosa Plastics Corp.	Chemicals	16,000	58,984
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	5,035
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	4,000	8,126
Fubon Financial Holding Co. Ltd.	Insurance	26,000	38,381
Giant Manufacturing Co. Ltd.	Leisure Products	1,000	7,824
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	1,000	10,126
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	42,800	106,657
Hotai Motor Co. Ltd.	Specialty Retail	1,000	16,356
	Technology Hardware, Storage &
[a]HTC Corp.	Peripherals	4,000	4,707
Hua Nan Financial Holdings Co. Ltd.	Banks	31,440	21,105
	Electronic Equipment, Instruments &
Innolux Corp.	Components	32,000	7,552
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	12,000	9,543
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	380	47,164
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	8,000	11,719
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	5,000	50,548
Mega Financial Holding Co. Ltd.	Banks	40,000	39,795
Nan Ya Plastics Corp.	Chemicals	20,000	50,612
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	4,000	8,307
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	11,140
Oriental Union Chemical Corp.	Chemicals	4,000	3,316
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	8,000	13,831
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	12,396
President Chain Store Corp.	Food & Staples Retailing	2,000	19,350
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	10,000	19,446
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,000	14,714
Shin Kong Financial Holding Co. Ltd.	Insurance	40,432	12,276
SinoPac Financial Holdings Co. Ltd.	Banks	38,800	16,302
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	6,000	7,534
Taishin Financial Holding Co. Ltd.	Banks	36,596	16,849
Taiwan Business Bank	Banks	14,640	6,434
Taiwan Cement Corp.	Construction Materials	15,400	22,833
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	33,020	22,113
Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	3,075
Taiwan Glass Industry Corp.	Building Products	6,000	2,347
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	11,771
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	23,664
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	2,853
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	86,000	661,762
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	4,404
	Electronic Equipment, Instruments &
TPK Holding Co. Ltd.	Components	2,000	3,191

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	2,000	4,610
U-Ming Marine Transport Corp.	Marine	2,000	2,154
Uni-President Enterprises Corp.	Food Products	16,000	42,602
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	4,000	4,540
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	40,000	17,965
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	4,000	8,397
Walsin Lihwa Corp.	Electrical Equipment	12,000	5,679
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	2,000	10,560
Wan Hai Lines Ltd.	Marine	4,000	2,331
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	10,293	8,020
	Electronic Equipment, Instruments &
Yageo Corp.	Components	1,000	8,500
Yuanta Financial Holding Co. Ltd.	Capital Markets	42,000	25,219
Yulon Motor Co. Ltd.	Automobiles	4,000	2,936
			2,140,536
Thailand 3.9%
Advanced Info Service PCL	Wireless Telecommunication Services	4,000	28,434
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	15,600	37,388
Bangkok Bank PCL, fgn.	Banks	1,800	11,680
Bangkok Dusit Medical Services PCL	Health Care Providers & Services	31,400	26,621
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	28,200	10,483
Bangkok Life Assurance PCL, NVDR	Insurance	2,000	1,761
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	15,200	7,435
Berli Jucker PCL, NVDR	Food & Staples Retailing	3,600	5,928
BTS Group Holdings PCL, NVDR	Road & Rail	27,000	10,565
Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	6,613
Central Pattana PCL	Real Estate Management & Development	9,200	22,499
Charoen Pokphand Foods PCL, NVDR	Food Products	12,800	11,791
CP ALL PCL	Food & Staples Retailing	18,800	52,720
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	600	1,330
Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	13,200	7,188
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	1,200	12,717
	Independent Power and Renewable
Energy Absolute PCL, NVDR	Electricity Producers	6,000	10,907
	Independent Power and Renewable
Global Power Synergy PCL	Electricity Producers	1,400	3,207
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	2,800	11,230
Home Product Center PCL, NVDR	Specialty Retail	20,000	11,413
Indorama Ventures PCL, NVDR	Chemicals	6,400	9,808
Intouch Holdings PCL	Wireless Telecommunication Services	7,200	14,732
IRPC PCL	Oil, Gas & Consumable Fuels	39,200	6,391
Kasikornbank PCL, fgn.	Banks	4,200	25,953
Kasikornbank PCL, NVDR	Banks	3,000	18,391
Krung Thai Bank PCL	Banks	22,400	14,243
Land and Houses PCL, NVDR	Real Estate Management & Development	24,200	8,759
Minor International PCL	Hotels, Restaurants & Leisure	12,600	16,845
Muangthai Capital PCL	Consumer Finance	2,400	4,422
Osotspa PCL, NVDR	Beverages	4,000	4,533
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,000	22,010
PTT Global Chemical PCL, NVDR	Chemicals	7,800	16,278
PTT PCL	Oil, Gas & Consumable Fuels	51,800	82,343
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	3,200	6,965
Siam City Cement PCL, NVDR	Construction Materials	200	1,565

STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Siam Commercial Bank PCL	Banks	8,800	40,029
Siam Makro Public Company Ltd.	Food & Staples Retailing	1,200	1,458
[a]Thai Airways International PCL, NVDR	Airlines	3,000	1,037
Thai Oil PCL	Oil, Gas & Consumable Fuels	4,000	8,674
Thai Union Frozen Products PCL	Food Products	10,800	6,445
The Siam Cement PCL	Construction Materials	3,000	46,173
TMB Bank PCL	Banks	65,000	4,154
Total Access Communication PCL	Wireless Telecommunication Services	2,600	4,493
True Corp. PCL, NVDR	Diversified Telecommunication Services	35,800	6,829
			664,440
Total Common Stocks and Other Equity Interests (Cost $18,449,915)			17,049,131
Preferred Stocks 0.7%
South Korea 0.7%
[e]Amorepacific Corp.,1.375%, pfd.	Personal Products	40	2,986
[e]CJ CheilJedang Corp., 2.763%, pfd.	Food Products	8	890
[a,b]CJ Corp., pfd.	Industrial Conglomerates	7	222
[e]Hanwha Corp., 4.235%, pfd.	Industrial Conglomerates	72	876
[e]Hyundai Motor Co., 4.751%, pfd., 2	Automobiles	128	9,567
[e]Hyundai Motor Co., 5.12%, pfd.	Automobiles	74	5,069
[e]LG Chem Ltd., 3.095%, pfd.	Chemicals	30	5,080
[e]LG Electronics Inc., 2.410%, pfd.	Household Durables	66	1,898
[e]LG Household & Health Care Ltd., 1.154%, pfd.	Personal Products	8	5,584
[e]Mirae Asset Daewoo Co. Ltd., 5.308%, pfd.	Capital Markets	202	725
	Technology Hardware, Storage &
[e]Samsung Electronics Co. Ltd., 3.705%, pfd.	Peripherals	2,722	90,172
[e]Samsung Fire & Marine Insurance Co. Ltd., 6.008%, pfd.	Insurance	8	1,327

Total Preferred Stocks (Cost $143,067)			124,396
Warrants (Cost $—) 0.0%†
Thailand 0.0%†
[a]BTS Group Holdings PCL, wts.,11/29/19	Road & Rail	1	—

Total Investments (Cost $18,592,982) 99.4%			17,173,527

Other Assets, less Liabilities 0.6%			111,282
Net Assets 100.0%			$17,284,809

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $273,347, representing 1.6% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $65,519, representing 0.4% of net assets.
eVariable rate security. The rate shown represents the yield at period end.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$52,670	9/20/19	$2,298

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
SF	-	Single Family

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.9%
Australia 97.8%
Adelaide Brighton Ltd.	Construction Materials	4,360	$12,361
AGL Energy Ltd.	Multi-Utilities	6,256	87,847
ALS Ltd.	Professional Services	4,600	23,694
Alumina Ltd.	Metals & Mining	23,888	39,059
AMP Ltd.	Diversified Financial Services	28,080	41,775
Ansell Ltd.	Health Care Equipment & Supplies	1,256	23,665
Apa Group	Gas Utilities	11,232	85,126
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	6,080	131,071
Atlas Arteria Ltd.	Transportation Infrastructure	6,528	35,915
Aurizon Holdings Ltd.	Road & Rail	18,216	69,029
AusNet Services	Electric Utilities	17,080	22,473
Australia & New Zealand Banking Group Ltd.	Banks	27,008	534,660
Australian Stock Exchange Ltd.	Capital Markets	1,848	106,820
Bank of Queensland Ltd.	Banks	3,832	25,627
Bendigo and Adelaide Bank Ltd.	Banks	4,672	37,966
BHP Group Ltd.	Metals & Mining	28,120	812,219
Bluescope Steel Ltd.	Metals & Mining	5,008	42,348
Boral Ltd.	Construction Materials	11,128	39,982
Brambles Ltd.	Commercial Services & Supplies	15,200	137,386
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	2,376	41,267
Challenger Ltd.	Diversified Financial Services	5,448	25,386
Cimic Group Ltd.	Construction & Engineering	936	29,407
Coca-Cola Amatil Ltd.	Beverages	4,880	34,999
Cochlear Ltd.	Health Care Equipment & Supplies	536	77,800
[a] Coles Group Ltd.	Food & Staples Retailing	10,816	101,328
Commonwealth Bank of Australia	Banks	16,904	981,968
Computershare Ltd.	IT Services	4,616	52,509
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	3,312	28,936
CSL Ltd.	Biotechnology	4,312	650,578
CSR Ltd.	Construction Materials	4,776	13,105
	Equity Real Estate Investment Trusts
Dexus	(REITs)	10,400	94,731
Domain Holdings Australia Ltd.	Interactive Media & Services	2,240	4,999
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	568	15,003
Downer EDI Ltd.	Commercial Services & Supplies	5,672	27,544
DuluxGroup Ltd.	Chemicals	3,768	24,644
Evolution Mining Ltd.	Metals & Mining	10,024	30,670
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	536	15,628
Fortescue Metals Group Ltd.	Metals & Mining	15,176	96,061
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	16,960	178,882
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	18,616	80,342
Harvey Norman Holdings Ltd.	Multiline Retail	5,344	15,263
Iluka Resources Ltd.	Metals & Mining	3,992	30,171
Incitec Pivot Ltd.	Chemicals	15,296	36,603
Insurance Australia Group Ltd.	Insurance	22,000	127,522
IOOF Holdings Ltd.	Capital Markets	3,272	11,871
James Hardie Industries PLC, CDI	Construction Materials	4,208	55,220
LendLease Group	Real Estate Management & Development	5,376	49,044
Macquarie Group Ltd.	Capital Markets	2,936	258,346
Magellan Financial Group Ltd.	Capital Markets	1,264	45,238
Medibank Private Ltd.	Insurance	26,296	64,402
Metcash Ltd.	Food & Staples Retailing	8,632	15,568
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	37,216	81,744
National Australia Bank Ltd.	Banks	26,840	503,270
Newcrest Mining Ltd.	Metals & Mining	7,336	164,480
Northern Star Resources Ltd.	Metals & Mining	5,912	48,333

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Nufarm Ltd.	Chemicals	2,760	7,941
Oil Search Ltd.	Oil, Gas & Consumable Fuels	12,664	62,831
Orica Ltd.	Chemicals	3,616	51,436
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	16,744	85,893
Orora Ltd.	Containers & Packaging	11,512	26,174
OZ Minerals Ltd.	Metals & Mining	3,024	21,285
Perpetual Ltd.	Capital Markets	408	12,094
Platinum Asset Management Ltd.	Capital Markets	2,864	9,748
Qantas Airways Ltd.	Airlines	5,936	22,494
QBE Insurance Group Ltd.	Insurance	12,616	104,734
Qube Logistics Holdings Ltd.	Transportation Infrastructure	11,760	25,088
Ramsay Health Care Ltd.	Health Care Providers & Services	1,224	62,050
REA Group Ltd.	Interactive Media & Services	488	32,889
Rio Tinto Ltd.	Metals & Mining	3,544	258,051
Santos Ltd.	Oil, Gas & Consumable Fuels	16,832	83,628
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	48,672	131,157
Seek Ltd.	Professional Services	3,304	49,061
Seven Group Holdings Ltd.	Trading Companies & Distributors	1,248	16,193
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	8,832	14,813
Sonic Healthcare Ltd.	Health Care Providers & Services	4,512	85,807
South32 Ltd.	Metals & Mining	47,960	107,026
	Equity Real Estate Investment Trusts
Stockland	(REITs)	22,744	66,556
Suncorp-Metway Ltd.	Insurance	12,360	116,834
Sydney Airport	Transportation Infrastructure	10,544	59,490
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	18,000	56,210
Telstra Corp. Ltd.	Diversified Telecommunication Services	39,680	107,205
The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	7,880	22,783
TPG Telecom Ltd.	Diversified Telecommunication Services	3,448	15,582
Transurban Group	Transportation Infrastructure	25,496	263,725
Treasury Wine Estates Ltd.	Beverages	6,864	71,867
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	29,824	51,276
[a] Vocus Group Ltd.	Diversified Telecommunication Services	5,696	13,071
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	872	13,456
Wesfarmers Ltd.	Multiline Retail	10,784	273,647
Westpac Banking Corp.	Banks	32,912	655,002
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	6,440	16,540
Wisetech Global Ltd.	Software	784	15,245
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	8,936	228,008
Woolworths Group Ltd.	Food & Staples Retailing	12,040	280,763
WorleyParsons Ltd.	Energy Equipment & Services	3,048	31,464
			10,051,002
New Zealand 0.3%
[a] Xero Ltd.	Software	880	37,015

United Kingdom 1.7%
Amcor PLC, IDR	Containers & Packaging	15,424	175,237

United States 0.1%
Sims Metal Management Ltd.	Metals & Mining	1,576	12,011

Total Investments (Cost $10,106,732) 99.9%			10,275,265

Other Assets, less Liabilities 0.1%			5,346
Net Assets 100.0%			$10,280,611

[a]Non-income producing.

Abbreviations

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Selected Portfolio

CDI	- Clearing House Electronic Subregister System Depositary Interest
IDR	- International Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 63.4%
Brazil 62.2%
Ambev SA	Beverages	213,600	$997,040
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	16,000	91,842
[a] B2W Cia Digital	Internet & Direct Marketing Retail	8,000	68,297
B3 SA - Brasil Bolsa Balcao	Capital Markets	96,800	946,115
Banco Bradesco SA	Banks	50,880	444,062
Banco BTG Pactual SA	Capital Markets	12,000	159,305
Banco do Brasil SA	Banks	51,200	720,579
Banco Santander Brasil SA	Banks	19,200	227,736
BB Seguridade Participacoes SA	Insurance	32,800	277,110
BR Malls Paricipacoes SA	Real Estate Management & Development	36,800	137,593
[a] BRF SA	Food Products	27,200	209,501
CCR SA	Transportation Infrastructure	55,200	196,739
Centrais Eletricas Brasileiras SA	Electric Utilities	15,200	139,799
Cia Siderurgica Nacional SA	Metals & Mining	29,600	129,053
Cielo SA	IT Services	55,200	96,785
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	16,800	207,203
Companhia Energetica de Minas Gerais	Electric Utilities	4,000	19,537
Companhia Paranaense de Energia-Copel	Electric Utilities	800	9,783
Cosan SA	Oil, Gas & Consumable Fuels	8,000	96,330
CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	5,600	72,764
EDP-Energias do Brasil SA	Electric Utilities	14,400	71,011
Embraer SA	Aerospace & Defense	36,000	182,318
Energisa SA	Electric Utilities	9,600	115,421
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	8,200	93,005
Equatorial Energia SA	Electric Utilities	8,400	201,198
Estacio Participacoes SA	Diversified Consumer Services	12,000	90,799
Fleury SA	Health Care Providers & Services	10,400	57,934
Grendene SA	Textiles, Apparel & Luxury Goods	12,800	26,050
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	3,008	12,699
[b] Hapvida Participacoes e Investimentos SA, Reg S	Health Care Providers & Services	6,400	65,843
Hypera SA	Pharmaceuticals	19,200	150,238
IRB Brasil Resseguros SA	Insurance	9,600	246,722
Klabin SA	Containers & Packaging	35,200	150,162
Kroton Educacional SA	Diversified Consumer Services	72,800	208,372
Localiza Rent a Car SA	Road & Rail	26,400	282,278
Lojas Americanas SA	Multiline Retail	10,400	35,764
Lojas Renner SA	Multiline Retail	38,720	476,442
M. Dias Branco SA	Food Products	4,000	40,661
Magazine Luiza SA	Multiline Retail	3,620	199,406
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	13,600	98,505
Natura Cosmeticos SA	Personal Products	8,800	129,705
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	18,400	193,571
Odontoprev SA	Health Care Providers & Services	12,800	60,983
Petrobras Distribuidora SA	Specialty Retail	16,800	109,585
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	144,800	1,134,175
Porto Seguro SA	Insurance	4,800	64,724
Raia Drogasil SA	Food & Staples Retailing	11,256	223,496
[a] Rumo SA	Road & Rail	55,200	298,565
Sao Martinho SA	Food Products	8,000	42,039
Sul America SA	Insurance	11,200	109,643
Suzano SA	Paper & Forest Products	28,852	247,293
Tim Participacoes SA	Wireless Telecommunication Services	40,000	121,378
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	10,400	73,699
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	41,504	217,664
Vale SA	Metals & Mining	168,000	2,271,473
[a] Via Varejo SA	Specialty Retail	18,400	24,340

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Weg SA	Electrical Equipment	36,000	200,634
			13,574,968
United States 1.2%
JBS SA	Food Products	47,200	261,329

Total Common Stocks (Cost $12,350,481)			13,836,297
Preferred Stocks 36.2%
Brazil 36.2%
[c] Alpargatas SA, 0.421%, pfd.	Textiles, Apparel & Luxury Goods	9,000	47,928
[a] Azul SA, pfd.	Airlines	9,600	108,433
[c] Banco Bradesco SA, 2.560%, pfd.	Banks	196,960	1,939,460
[c] Banco do Estado do Rio Grande do Sul SA, 9.023%, pfd., B	Banks	9,600	59,489
[c] Bradespar SA, 3.772%, pfd.	Metals & Mining	11,200	95,996
[a,c] Braskem SA, pfd., A	Chemicals	9,600	87,743
[c] Centrais Eletricas Brasileiras SA, 3.936%, pfd., B	Electric Utilities	11,200	105,201
[c] Companhia Brasileira de Distribuicao, 1.705%, pfd., A	Food & Staples Retailing	7,764	191,798
[c] Cia de Transmissao de Energia Eletrica Paulista, 7.43%, pfd.	Electric Utilities	9,600	61,969
[c] Companhia Energetica de Minas Gerais, 4.007%, pfd.	Electric Utilities	45,600	176,682
[c] Companhia Paranaense de Energia, 2.988%, pfd., B	Electric Utilities	4,800	60,866
[c] Gerdau SA, 2.039%, pfd.	Metals & Mining	50,400	199,883
[c] Itau Unibanco Holding SA, 3.969%, pfd.	Banks	231,200	2,187,341
[c] Itausa - Investimentos Itau SA, 3.173%, pfd.	Banks	215,200	723,762
[c] Lojas Americanas SA, 0.455%, pfd.	Multiline Retail	36,800	158,140
[c] Petroleo Brasileiro SA, 3.597%, pfd.	Oil, Gas & Consumable Fuels	193,600	1,384,571
[c] Telefonica Brasil SA, 10.146%, pfd.	Diversified Telecommunication Services	20,800	270,864
[c] Usinas Siderurgicas de Minas Gerais SA Usiminas, 1.655%, pfd., A	Metals & Mining	19,200	44,786

Total Preferred Stocks (Cost $6,904,283)			7,904,912
Total Investments (Cost $19,254,764) 99.6%			21,741,209

Other Assets, less Liabilities 0.4%			83,955
Net Assets 100.0%			$21,825,164

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2019, the value of this security was $65,843, representing 0.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MINI Bovespa Index	Long	9	$47,702	8/14/19	$957

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 100.0%
Canada 97.4%
Agnico Eagle Mines Ltd.	Metals & Mining	904	$46,447
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	1,652	104,183
Bank of Montreal	Banks	2,476	187,431
Bank of Nova Scotia	Banks	4,776	257,083
Barrick Gold Corp.	Metals & Mining	6,720	106,296
BCE Inc.	Diversified Telecommunication Services	1,160	52,889
Brookfield Asset Management Inc., A	Capital Markets	3,280	157,254
Canadian Imperial Bank of Commerce	Banks	1,720	135,547
Canadian National Railway Co.	Road & Rail	2,808	260,440
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	4,556	123,109
Canadian Pacific Railway Ltd.	Road & Rail	548	129,344
Canadian Tire Corp. Ltd., A	Multiline Retail	224	24,458
Canadian Utilities Ltd., A	Multi-Utilities	460	13,011
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	3,952	34,931
[a] CGI Inc., A	IT Services	952	73,348
Constellation Software Inc.	Software	76	71,783
Dollarama Inc.	Multiline Retail	1,204	42,448
Enbridge Inc.	Oil, Gas & Consumable Fuels	7,672	277,701
Encana Corp.	Oil, Gas & Consumable Fuels	5,748	29,559
Fairfax Financial Holdings Ltd.	Insurance	104	51,155
Fortis Inc.	Electric Utilities	1,644	65,055
Franco-Nevada Corp.	Metals & Mining	708	60,221
George Weston Ltd.	Food & Staples Retailing	276	20,988
Great-West Lifeco Inc.	Insurance	1,012	23,349
Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,180	11,206
Hydro One Ltd.	Electric Utilities	1,220	21,324
IGM Financial Inc.	Capital Markets	328	9,385
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	924	25,639
Intact Financial Corp.	Insurance	536	49,640
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	1,568	24,442
Loblaw Cos. Ltd.	Food & Staples Retailing	724	37,149
Magna International Inc.	Auto Components	1,192	59,438
Manulife Financial Corp.	Insurance	7,628	138,930
Metro Inc., A	Food & Staples Retailing	928	34,897
National Bank of Canada	Banks	1,300	61,889
Nutrien Ltd.	Chemicals	2,264	121,365
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	1,944	72,523
Power Corp. of Canada	Insurance	1,356	29,273
Power Financial Corp.	Insurance	888	20,468
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	920	64,117
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	1,188	23,628
Rogers Communications Inc., B	Wireless Telecommunication Services	1,392	74,673
Royal Bank of Canada	Banks	5,600	445,986
Saputo Inc.	Food Products	844	25,318
Shaw Communications Inc.	Media	1,732	35,415
[a] Shopify Inc., A	IT Services	384	115,657
SNC-Lavalin Group Inc., A	Construction & Engineering	684	13,861
Sun Life Financial Inc.	Insurance	2,300	95,450
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	6,092	190,441
TC Energy Corp.	Oil, Gas & Consumable Fuels	3,556	176,664
Teck Resources Ltd., B	Metals & Mining	1,956	45,235
TELUS Corp.	Diversified Telecommunication Services	760	28,155
The Toronto-Dominion Bank	Banks	7,148	418,569
Thomson Reuters Corp.	Professional Services	760	49,133

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Wheaton Precious Metals Corp.	Metals & Mining	1,724	41,782
			4,909,682
United States 2.6%
[a] Bausch Health Cos. Inc.	Pharmaceuticals	1,340	33,881
IESI-BFC Ltd.	Commercial Services & Supplies	1,016	97,265
			131,146
Total Investments (Cost $4,880,070) 100.0%			5,040,828
Other Assets, less Liabilities 0.0%†			1,660
Net Assets 100.0%			$5,042,488

  Rounds to less than 0.1% of net assets.
  Non-income producing.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.1%
China 97.7%
[a] 360 Security Technology Inc., A	Software	1,800	$5,599
3SBio Inc.	Biotechnology	31,500	54,109
[a] 51job Inc., ADR	Professional Services	585	44,168
[a] 58.com Inc., ADR	Interactive Media & Services	2,394	148,835
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	900	2,974
Agile Group Holdings Ltd.	Real Estate Management & Development	36,000	48,200
Agricultural Bank of China Ltd., A	Banks	43,200	22,628
Agricultural Bank of China Ltd., H	Banks	774,000	323,965
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	1,800	8,111
Air China Ltd., A	Airlines	5,400	7,519
Air China Ltd., H	Airlines	36,000	36,311
Aisino Co. Ltd., A	Software	900	3,018
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	30,114	5,102,817
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	90,000	86,170
[a] Alpha Group	Leisure Products	1,800	1,679
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	90,000	31,910
Angang Steel Co. Ltd.	Metals & Mining	8,190	4,516
Angang Steel Co. Ltd., H	Metals & Mining	36,000	16,404
Anhui Conch Cement Co. Ltd., A	Construction Materials	1,800	10,869
Anhui Conch Cement Co. Ltd., H	Construction Materials	31,500	197,366
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	11,082
Anhui Gujing Distillery Co. Ltd., B	Beverages	2,700	23,397
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	31,000	212,883
[a] Anxin Trust Co. Ltd.	Capital Markets	2,700	1,984
[a] Autohome Inc., ADR	Interactive Media & Services	1,377	117,899
AVIC Aircraft Co. Ltd.	Aerospace & Defense	900	2,062
Avic Capital Co. Ltd., A	Diversified Financial Services	4,500	3,549
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	1,800	1,802
	Electronic Equipment, Instruments &
AVIC Jonhon Optronic Technology Co. Ltd.	Components	900	4,382
[a] AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	900	3,801
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	63,000	34,433
BAIC Motor Corp. Ltd., H	Automobiles	54,000	33,869
[a] Baidu Inc., ADR	Interactive Media & Services	6,921	812,249
Bank of Beijing Co. Ltd., A	Banks	4,500	3,870
Bank of China Ltd., A	Banks	21,600	11,754
Bank of China Ltd., H	Banks	1,899,000	802,138
Bank of Communications Co. Ltd., A	Banks	11,700	10,418
Bank of Communications Co. Ltd., H	Banks	198,000	150,290
Bank of Jiangsu Co. Ltd., A	Banks	1,800	1,901
Bank of Nanjing Co. Ltd., A	Banks	2,700	3,245
Bank of Ningbo Co. Ltd., A	Banks	1,800	6,348
Bank of Shanghai Co. Ltd., A	Banks	2,700	4,655
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	7,200	6,809
BBMG Corp., A	Construction Materials	6,300	3,447
BBMG Corp., H	Construction Materials	54,000	17,349
[a] BeiGene Ltd., ADR	Biotechnology	819	101,515
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	44,000	38,579
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	1,800	1,385
Beijing Enlight Media Co. Ltd.	Entertainment	1,800	1,781
Beijing Enterprises Holdings Ltd.	Gas Utilities	13,500	68,602
[a] Beijing Enterprises Water Group Ltd.	Water Utilities	144,000	85,524
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	36,000	6,221
Beijing North Star Co. Ltd., A	Real Estate Management & Development	2,700	1,473
Beijing North Star Co. Ltd., H	Real Estate Management & Development	18,000	6,774
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	1,800	2,040
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	1,800	2,077
Beijing Shiji Information Technology Co. Ltd.	Software	900	4,739

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	900	3,306
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	900	3,797
Beijing Yanjing Brewery Co. Ltd.	Beverages	1,800	1,739
Bengang Steel Plates Co. Ltd., B	Metals & Mining	10,800	3,014
BesTV New Media Co. Ltd., A	Media	1,800	2,760
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	18,900	6,483
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	16,200	8,108
Brilliance China Automotive Holdings Ltd.	Automobiles	72,000	79,626
BYD Co. Ltd.	Automobiles	900	6,642
BYD Co. Ltd., H	Automobiles	18,000	108,634
BYD Electronic International Co. Ltd.	Communications Equipment	18,000	25,713
[a] CAR Inc.	Road & Rail	18,000	14,239
Central China Securities Co. Ltd., H	Capital Markets	27,000	6,290
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	279,000	76,781
Changjiang Securities Co. Ltd.	Capital Markets	2,700	3,068
	Electronic Equipment, Instruments &
[a] Chaozhou Three-Circle Group Co. Ltd.	Components	900	2,547
China Agri-Industries Holdings Ltd.	Food Products	54,000	17,349
China Bluechemical Ltd.	Chemicals	36,000	9,815
[a] China Calxon Group Co. Ltd.	Real Estate Management & Development	1,800	1,729
China Cinda Asset Management Co. Ltd., H	Capital Markets	216,000	49,766
China CITIC Bank Corp. Ltd., A	Banks	3,600	3,127
China CITIC Bank Corp. Ltd., H	Banks	234,000	133,286
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	1,257
[a] China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	54,000	22,464
China Communications Construction Co. Ltd., A	Construction & Engineering	3,600	5,929
China Communications Construction Co. Ltd., H	Construction & Engineering	108,000	96,630
China Communications Services Corp. Ltd.	Construction & Engineering	54,000	41,887
China Conch Venture Holdings Ltd.	Machinery	40,500	143,078
China Construction Bank Corp., A	Banks	2,700	2,923
China Construction Bank Corp., H	Banks	2,340,000	2,015,770
[a] China COSCO Holdings Co. Ltd., A	Marine	3,600	2,629
China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	81,000	9,953
China Eastern Airlines Corp. Ltd., A	Airlines	6,300	5,747
[a] China Eastern Airlines Corp. Ltd., H	Airlines	36,000	21,243
China Everbright Bank Co. Ltd., A	Banks	10,800	5,987
China Everbright Bank Co. Ltd., H	Banks	81,000	37,117
China Everbright International Ltd.	Commercial Services & Supplies	90,000	83,059
China Everbright Ltd.	Capital Markets	18,000	26,588
China Evergrande Group	Real Estate Management & Development	54,000	151,373
China Foods Ltd.	Food Products	18,000	7,465
[a] China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	900	4,265
China Galaxy Securities Co. Ltd., H	Capital Markets	94,500	56,004
[a] China Gezhouba Group Co. Ltd., A	Construction & Engineering	2,700	2,447
[a] China Grand Automotive Services Group Co. Ltd., A	Specialty Retail	3,600	2,336
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	900	1,346
China Hongqiao Group Ltd.	Metals & Mining	63,000	44,433
China Huarong Asset Management Co. Ltd., H	Capital Markets	261,000	45,435
China International Capital Corp. Ltd., H	Capital Markets	25,200	50,835
China International Marine Containers (Group) Co. Ltd., H	Machinery	12,600	12,677
[b] China International Marine Containers (Group) Co. Ltd., rts., 2/20/49	Machinery	113	—
China International Travel Service Corp. Ltd., A	Hotels, Restaurants & Leisure	900	11,608
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	144,000	87,552
China Jushi Co. Ltd., A	Construction Materials	2,700	3,744
China Life Insurance Co. Ltd., A	Insurance	2,700	11,125
China Life Insurance Co. Ltd., H	Insurance	189,000	465,454
[a] China Literature Ltd.	Media	5,400	25,436
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	2,565	92,981
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	81,000	51,944

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

China Machinery Engineering Corp., H	Construction & Engineering	18,000	8,110
China Medical System Holdings Ltd.	Pharmaceuticals	27,000	24,745
China Merchants Bank Co. Ltd., A	Banks	8,100	42,403
China Merchants Bank Co. Ltd., H	Banks	94,500	471,139
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	36,000	61,194
China Merchants Securities Co. Ltd.	Capital Markets	23,400	28,844
China Merchants Securities Co. Ltd., A	Capital Markets	1,800	4,476
[a] China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	3,600	10,947
China Minsheng Banking Corp. Ltd., A	Banks	9,900	9,147
China Minsheng Banking Corp. Ltd., H	Banks	162,000	112,182
China Mobile Ltd.	Wireless Telecommunication Services	132,500	1,206,704
China Molybdenum Co. Ltd., A	Metals & Mining	3,600	2,074
China Molybdenum Co. Ltd., H	Metals & Mining	108,000	34,145
China National Building Material Co. Ltd., H	Construction Materials	90,000	78,912
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	2,700	2,365
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	900	1,681
China Oilfield Services Ltd., H	Energy Equipment & Services	54,000	53,430
China Orient Securities Co. Ltd., A	Capital Markets	2,700	4,196
China Overseas Land & Investment Ltd.	Real Estate Management & Development	96,000	353,894
China Pacific Insurance Group Co. Ltd., A	Insurance	2,700	14,343
China Pacific Insurance Group Co. Ltd., H	Insurance	64,800	253,394
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	10,800	8,595
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	630,000	428,198
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	108,000	26,404
China Railway Construction Corp. Ltd., A	Construction & Engineering	6,300	9,120
China Railway Construction Corp. Ltd., H	Construction & Engineering	45,000	55,181
China Railway Group Ltd., H	Construction & Engineering	99,000	75,272
	Electronic Equipment, Instruments &
[c] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	36,000	26,173
China Reinsurance Group Corp., H	Insurance	171,000	30,424
China Resources Beer Holdings Co. Ltd.	Beverages	39,600	188,052
China Resources Cement Holdings Ltd.	Construction Materials	54,000	52,324
China Resources Gas Group Ltd.	Gas Utilities	21,600	107,136
China Resources Land Ltd.	Real Estate Management & Development	67,500	297,216
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	40,500	45,671
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	54,000	78,797
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	5,337
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	85,500	179,044
China Shipbuilding Industry Co. Ltd., A	Machinery	9,000	7,281
China Shipbuilding Industry Group Power Co. Ltd., A	Auto Components	900	3,093
[a] China Shipping Container Lines Co. Ltd., A	Marine	5,400	2,137
China Shipping Development Co. Ltd., A	Marine	1,800	1,700
China South City Holdings Ltd.	Real Estate Management & Development	54,000	7,949
China Southern Airlines Co. Ltd., A	Airlines	5,400	6,065
China Southern Airlines Co. Ltd., H	Airlines	36,000	25,068
China Spacesat Co. Ltd., A	Aerospace & Defense	900	2,953
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	15,300	12,800
China State Construction International Holdings Ltd.	Construction & Engineering	36,000	36,956
China Taiping Insurance Holdings Co. Ltd.	Insurance	36,000	96,307
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	342,000	172,040
[c,d] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	1,170,000	307,008
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	54,000	26,266
China TransInfo Technology Co. Ltd.	IT Services	900	2,239
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	144,000	157,962
China United Network Communications Ltd., A	Wireless Telecommunication Services	10,800	9,680
China Vanke Co. Ltd., A	Real Estate Management & Development	3,600	14,567
China Vanke Co. Ltd., H	Real Estate Management & Development	39,600	148,516
	Independent Power and Renewable
[a] China Yangtze Power Co. Ltd., A	Electricity Producers	4,500	11,720
China Zhongwang Holdings Ltd.	Metals & Mining	36,000	18,156
Chongqing Changan Automobile Co. Ltd.	Automobiles	1,800	1,736
Chongqing Changan Automobile Co. Ltd., B	Automobiles	18,000	7,027

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Chongqing Rural Commercial Bank Co. Ltd., H	Banks	63,000	34,272
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	900	5,644
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	90,000	59,328
CIMC Enric Holdings Ltd.	Machinery	18,000	14,515
Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	4,500	2,698
CITIC Guoan Information Industry Co. Ltd.	Media	1,800	1,053
Citic Pacific Ltd.	Industrial Conglomerates	126,000	181,601
CITIC Securities Co. Ltd., A	Capital Markets	3,600	12,471
CITIC Securities Co. Ltd., H	Capital Markets	58,500	121,905
CNOOC Ltd.	Oil, Gas & Consumable Fuels	396,000	677,192
[a] COSCO SHIPPING Development Co. Ltd., H	Marine	90,000	11,290
COSCO Shipping Energy Transportation Co. Ltd., H	Marine	36,000	21,289
[a] COSCO Shipping Holdings Co. Ltd.	Marine	63,000	24,595
COSCO Shipping Ports Ltd.	Transportation Infrastructure	36,000	35,528
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	180,000	273,715
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	27,000	62,415
CRRC Corp. Ltd., A	Machinery	9,900	11,653
CRRC Corp. Ltd., H	Machinery	99,000	82,748
CSC Financial Co. Ltd., A	Capital Markets	900	2,760
CSC Financial Co. Ltd., H	Capital Markets	22,500	16,733
CSG Holding Co. Ltd.	Construction Materials	29,700	9,010
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	108,000	174,182
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	9,531	351,789
Dali Foods Group Co. Ltd.	Food Products	49,500	32,884
Daqin Railway Co. Ltd., A	Road & Rail	3,600	4,237
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	2,700	1,214
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	72,000	18,063
[a] Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	20,700	10,557
DHC Software Co. Ltd.	IT Services	1,800	1,831
[a] Dongfang Electric Corp. Ltd., A	Electrical Equipment	900	1,391
[a] Dongfang Electric Corp. Ltd., H	Electrical Equipment	9,000	5,875
Dongfeng Motor Group Co. Ltd., H	Automobiles	72,000	58,982
Dongxing Securities Co. Ltd., A	Capital Markets	900	1,556
East Money Information Co. Ltd.	Capital Markets	3,600	7,097
ENN Energy Holdings Ltd.	Gas Utilities	18,900	183,859
Everbright Securities Co. Ltd., A	Capital Markets	1,800	2,991
Everbright Securities Co. Ltd., H	Capital Markets	5,400	4,182
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	2,682	4,796
Far East Horizon Ltd.	Diversified Financial Services	54,000	55,227
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	900	3,648
Financial Street Holdings Co. Ltd.	Real Estate Management & Development	1,800	2,053
	Technology Hardware, Storage &
Focus Media Information Technology Co. Ltd.	Peripherals	6,300	4,849
Fosun International Ltd.	Industrial Conglomerates	58,500	77,725
Founder Securities Co. Ltd., A	Capital Markets	2,700	2,793
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	2,700	4,734
Fujian Sunner Development Co. Ltd.	Food Products	900	3,316
Future Land Development Holdings Ltd.	Real Estate Management & Development	36,000	47,370
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	900	2,976
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	14,400	44,698
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	1,800	1,749
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	315,000	17,338
[a] GDS Holdings Ltd., ADR	IT Services	1,080	40,576
Geely Automobile Holdings Ltd.	Automobiles	126,000	215,470
Gemdale Corp., A	Real Estate Management & Development	1,800	3,124
Genimous Technology Co. Ltd.	Software	900	1,181
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	20,000	50,227
GF Securities Co. Ltd.	Capital Markets	2,700	5,398
GF Securities Co. Ltd., H	Capital Markets	39,600	47,089

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Glodon Co. Ltd.	Software	900	4,307
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	1,800	2,328
[a] GOME Retail Holdings Ltd.	Specialty Retail	279,000	29,998
Great Wall Motor Co. Ltd., A	Automobiles	900	1,083
Great Wall Motor Co. Ltd., H	Automobiles	76,500	54,737
Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	2,700	21,606
Greenland Holdings Group Co. Ltd., A	Real Estate Management & Development	3,600	3,577
Greentown China Holdings Ltd.	Real Estate Management & Development	18,000	12,810
	Independent Power and Renewable
[a] Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	12,600	4,113
Guangdong Haid Group Co. Ltd.	Food Products	900	4,046
Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	900	1,028
Guangdong Investment Ltd.	Water Utilities	72,000	142,479
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Electrical Equipment	3,600	3,106
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,700	1,399
Guangshen Railway Co. Ltd., A	Road & Rail	2,700	1,269
Guangshen Railway Co. Ltd., H	Road & Rail	36,000	12,303
Guangzhou Automobile Group Co. Ltd., A	Automobiles	1,800	2,863
Guangzhou Automobile Group Co. Ltd., H	Automobiles	72,000	76,861
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	6,300	28,426
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	25,200	48,449
Guosen Securities Co. Ltd.	Capital Markets	1,800	3,447
[a] Guotai Junan Securities Co. Ltd.	Capital Markets	19,800	35,279
[a] Guotai Junan Securities Co. Ltd., A	Capital Markets	2,700	7,209
Guoyuan Securities Co. Ltd.	Capital Markets	1,800	2,402
[c,d] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	9,000	37,613
[a] Haier Electronics Group Co. Ltd.	Household Durables	27,000	74,650
[a] Haier Smart Home Co. Ltd., A	Household Durables	2,700	6,792
Haitian International Holdings Ltd.	Machinery	18,000	37,371
Haitong Securities Co. Ltd., A	Capital Markets	2,700	5,574
Haitong Securities Co. Ltd., H	Capital Markets	86,400	96,879
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	900	1,307
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	2,700	1,630
	Electronic Equipment, Instruments &
Hangzhou Hikvision Digital Technology Co. Ltd., A	Components	3,600	14,446
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	900	3,554
Health & Happiness H&H International Holdings Ltd.	Food Products	4,500	25,546
Heilan Home Co. Ltd., A-SHSC	Textiles, Apparel & Luxury Goods	900	1,188
Heilongjiang Agriculture Co. Ltd., A	Food Products	900	1,405
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	900	3,259
Hengan International Group Co. Ltd.	Personal Products	18,000	132,365
Hengli Petrochemical Co. Ltd., A	Chemicals	2,520	4,459
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	468,000	11,142
[a] Hesteel Co. Ltd.	Metals & Mining	4,500	1,958
Hisense Electric Co. Ltd., A	Household Durables	900	1,129
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	1,800	1,448
Hopson Development Holdings Ltd.	Real Estate Management & Development	18,000	19,469
Huaan Securities Co. Ltd., A	Capital Markets	2,700	2,569
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	54,000	9,884
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	3,600	1,975
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	36,000	14,239
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	900	1,023
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	900	2,072
Hualan Biological Engineering Inc.	Biotechnology	900	3,993
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	2,700	2,447
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	108,000	63,590

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Independent Power and Renewable
[a] Huaneng Renewables Corp. Ltd., H	Electricity Producers	126,000	34,675
Huatai Securities Co. Ltd., A	Capital Markets	1,800	5,845
Huatai Securities Co. Ltd., H	Capital Markets	43,200	74,318
Huaxia Bank Co. Ltd., A	Banks	4,500	5,041
Huaxin Cement Co. Ltd., A	Construction Materials	900	2,652
Huaxin Cement Co. Ltd., B	Construction Materials	8,120	18,822
[a] Huayi Brothers Media Corp.	Entertainment	1,800	1,286
Huayu Automotive Systems Co. Ltd.	Auto Components	900	2,828
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	2,700	2,550
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	1,800	1,137
[a] Iflytek Co. Ltd.	Software	1,800	8,705
Industrial and Commercial Bank of China Ltd.	Banks	24,300	20,825
Industrial and Commercial Bank of China Ltd., H	Banks	1,953,000	1,424,909
Industrial Bank Co. Ltd., A	Banks	7,200	19,160
Industrial Securities Co. Ltd., A	Capital Markets	2,700	2,648
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	16,200	3,983
	Independent Power and Renewable
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Electricity Producers	2,700	1,234
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,800	8,750
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	25,200	27,317
[a,c,d] Innovent Biologics Inc., 144A, Reg S	Biotechnology	27,000	91,066
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	900	3,124
[a] Iqiyi Inc., ADR	Entertainment	3,240	66,906
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	19,935	603,831
	Semiconductors & Semiconductor
[a] Jiangsu Changjiang Electronics Technology Co. Ltd., A	Equipment	900	1,683
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	1,800	1,438
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	36,000	51,241
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	1,800	17,285
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	900	15,918
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	900	3,224
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	1,800	2,268
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	2,700	3,602
Jiangxi Bank Co. Ltd., H	Banks	22,500	14,371
Jiangxi Copper Co. Ltd., H	Metals & Mining	27,000	35,942
Jiayuan International Group Ltd.	Real Estate Management & Development	36,000	15,852
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	1,800	1,755
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	1,800	1,579
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	18,000	50,112
[a] Kingsoft Corp. Ltd.	Software	21,000	45,427
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	900	1,217
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	72,000	62,761
Kweichow Moutai Co. Ltd., A	Beverages	400	57,268
KWG Group Holdings Ltd.	Real Estate Management & Development	31,500	31,974
Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	5,400	18,922
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	11,700	27,526
	Technology Hardware, Storage &
[b] Legend Holdings Corp., rts., 2/20/49	Peripherals	830	—
[a] Leo Group Co. Ltd.	Media	3,600	1,000
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	1,800	6,029
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	900	1,025
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	40,500	95,489
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	2,700	8,986
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	22,000	35,594
Longfor Group Holdings Ltd.	Real Estate Management & Development	40,500	152,669
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	1,800	6,052

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd.	Components	1,800	6,492
Luye Pharma Group Ltd.	Pharmaceuticals	40,500	29,341
Luzhou Laojiao Co. Ltd.	Beverages	900	10,584
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	8,100	4,019
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	36,000	14,285
[a] Mango Excellent Media Co. Ltd.	Entertainment	900	5,375
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,800	3,258
	Technology Hardware, Storage &
[a,c] Meitu Inc., Reg S	Peripherals	45,000	14,515
[a,c] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	84,600	741,773
Metallurgical Corp. Of China Ltd.	Construction & Engineering	72,000	19,261
Metallurgical Corp. of China Ltd., A	Construction & Engineering	5,400	2,388
Momo Inc., ADR	Interactive Media & Services	2,439	87,316
Muyuan Foodstuff Co. Ltd.	Food Products	900	7,698
NanJi E-Commerce Co. Ltd.	Textiles, Apparel & Luxury Goods	900	1,472
Nari Technology Development Co. Ltd., A	Electrical Equipment	1,800	4,882
NavInfo Co. Ltd.	Household Durables	1,800	4,217
NetEase Inc., ADR	Entertainment	1,782	455,782
New China Life Insurance Co. Ltd., A	Insurance	900	7,206
New China Life Insurance Co. Ltd., H	Insurance	21,600	105,062
New Hope Liuhe Co. Ltd.	Food Products	900	2,275
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	3,420	330,304
Newland Digital Technology Co. Ltd.	Software	900	2,212
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	36,000	31,933
[a] Ningbo Joyson Electronic Corp	Auto Components	900	2,797
[a] NIO Inc., ADR	Automobiles	4,149	10,580
Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	1,800	1,461
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,800	1,467
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	900	1,027
Orient Securities Co. Ltd. of China, H	Capital Markets	18,000	11,750
People's Insurance Co. Group of China Ltd., H	Insurance	207,000	80,813
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	522,000	287,977
PICC Property and Casualty Co. Ltd., H	Insurance	162,000	174,804
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,682	55,330
Ping An Bank Co. Ltd., A	Banks	7,200	14,436
[a,c] Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	3,600	14,999
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	137,000	1,644,877
Ping An Insurance Group Co. of China Ltd., A	Insurance	3,600	46,413
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	4,500	8,354
Poly Property Group Co. Ltd.	Real Estate Management & Development	45,000	16,474
Postal Savings Bank of China Co. Ltd., H	Banks	234,000	138,977
[a] Power Construction Corp of China Ltd.	Construction & Engineering	5,400	4,156
[c] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	27,000	19,665
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	12,600	11,032
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	900	1,591
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	1,800	2,459
Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,800	3,158
SAIC Motor Corp Ltd	Automobiles	2,700	10,017
	Semiconductors & Semiconductor
[a] Sanan Optoelectronics Co. Ltd., A	Equipment	1,800	2,954
Sany Heavy Industry Co. Ltd., A	Machinery	3,600	6,851
SDIC Capital Co. Ltd., A	Capital Markets	900	1,835
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	1,800	2,035
Sealand Securities Co. Ltd.	Capital Markets	1,800	1,317
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	1,800	10,426
SF Holding Co. Ltd.	Air Freight & Logistics	900	4,447
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	2,700	3,630
Shaanxi International Trust Co. Ltd.	Capital Markets	1,800	1,163
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	18,900	8,830
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	13,500	5,927
Shandong Gold Mining Co. Ltd., A	Metals & Mining	900	5,391

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	1,800	3,892
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	56,000	50,749
[a] Shandong XInc.hao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	3,600	1,089
Shanghai 2345 Network Holding Group Co. Ltd.	Software	3,600	2,038
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	4,500	4,505
Shanghai Baosight Software Co. Ltd., B	Software	7,020	12,783
[a] Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	10,800	7,150
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	1,800	1,681
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	2,700	2,113
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	72,000	26,081
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	1,800	6,626
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	13,500	40,867
Shanghai Haixin Group Co., B	Pharmaceuticals	10,800	4,720
Shanghai Huayi Group Co. Ltd., B	Chemicals	6,300	4,996
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	9,000	19,515
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	900	10,971
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,600	3,572
Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	4,500	9,000
Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	4,500	4,676
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	6,300	7,686
Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	27,000	32,670
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	5,400	9,202
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	1,800	4,753
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	21,600	42,467
Shanghai Pudong Development Bank Co. Ltd., A	Banks	9,900	16,824
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	12,600	5,909
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	2,700	1,811
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	2,700	2,479
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	5,400	8,035
[a] Shanghai Yuyuan Tourist Mart Co. Ltd., A	Specialty Retail	1,800	2,145
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	24,340	8,933
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,040
[a] Shanxi Securities Co. Ltd.	Capital Markets	1,800	2,121
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,800	1,587
[a] Shanying International Holding Co. Ltd., A	Paper & Forest Products	4,500	2,206
	Independent Power and Renewable
Shenergy Co. Ltd., A	Electricity Producers	1,800	1,574
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	900	1,971
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	9,000	6,560
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	1,800	6,334
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	1,800	1,419
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	1,800	1,624
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	18,000	21,635
Shenzhen International Holdings Ltd.	Transportation Infrastructure	22,500	44,640
Shenzhen Investment Ltd.	Real Estate Management & Development	90,000	33,178
[a] Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	900	2,572
[a] Shenzhen MTC Co. Ltd.	Household Durables	4,500	1,794
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	3,600	3,640
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	900	3,202
Shenzhen World Union Properties Consultancy Inc.	Real Estate Management & Development	2,700	1,772
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	18,000	247,450
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	1,800	1,419
Shimao Property Holdings Ltd.	Real Estate Management & Development	31,500	95,962
[a] Siasun Robot & Automation Co. Ltd.	Machinery	900	1,994
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	900	1,165
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	18,000	5,530
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	5,400	1,493
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	108,000	24,330
[a] SINA Corp.	Interactive Media & Services	1,503	64,824
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	72,000	30,597
[a] Sinofert Holdings Ltd.	Chemicals	36,000	3,917

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Sinolink Securities Co. Ltd., A	Capital Markets	1,800	2,546
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	36,000	30,505
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	54,000	6,705
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	1,800	1,351
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	90,000	35,712
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	28,800	101,376
Sinotrans Ltd., H	Air Freight & Logistics	54,000	19,630
Sinotruk Hong Kong Ltd.	Machinery	18,000	31,150
Soho China Ltd.	Real Estate Management & Development	45,000	15,898
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	900	3,030
[a] SooChow Securities Co. Ltd., A	Capital Markets	1,800	2,684
[a] Sou Yu Te Group Co. Ltd.	Textiles, Apparel & Luxury Goods	2,700	1,080
Sunac China Holdings Ltd.	Real Estate Management & Development	54,000	265,421
Suning Universal Co. Ltd.	Real Estate Management & Development	3,600	1,812
Suning.com Co. Ltd.	Specialty Retail	3,600	6,013
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	16,200	167,340
Suofeiya Home Collection Co. Ltd.	Household Durables	900	2,430
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	2,700	4,050
[a] TAL Education Group, ADR	Diversified Consumer Services	7,974	303,809
Tangshan Jidong Cement Co. Ltd.	Construction Materials	900	2,306
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	5,400	2,161
TBEA Co. Ltd., A	Electrical Equipment	1,800	1,899
TCL Corp.	Household Durables	5,400	2,616
Tencent Holdings Ltd.	Interactive Media & Services	142,700	6,440,451
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	3,600	1,865
Tian Di Science & Technology Co. Ltd., A	Machinery	2,700	1,355
Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	18,000	6,612
	Semiconductors & Semiconductor
[a] Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	1,800	2,556
Tianqi Lithium Corp.	Chemicals	1,800	6,621
[a,c] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	10,800	21,427
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	3,600	1,289
TravelSky Technology Ltd., H	IT Services	27,000	54,259
Tsingtao Brewery Co. Ltd., H	Beverages	9,900	63,043
	Electronic Equipment, Instruments &
Tunghsu Optoelectronic Technology Co. Ltd.	Components	2,700	2,019
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	900	3,568
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	900	1,578
Venustech Group Inc.	Software	900	3,522
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	10,638	91,806
Wangsu Science & Technology Co. Ltd.	IT Services	1,800	2,823
Wanxiang Qianchao Co. Ltd.	Auto Components	1,800	1,566
[a] Weibo Corp., ADR	Interactive Media & Services	1,287	56,049
Weichai Power Co. Ltd., A	Machinery	4,500	8,047
Weichai Power Co. Ltd., H	Machinery	45,000	76,032
Weifu High-Technology Co. Ltd., B	Auto Components	3,600	6,493
Wens Foodstuffs Group Co. Ltd.	Food Products	900	4,696
[a] Western Securities Co. Ltd.	Capital Markets	1,800	2,640
[a] Winning Health Technology Group Co. Ltd.	Health Care Technology	1,800	3,714
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	900	2,514
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd.	Entertainment	1,800	3,549
Wuliangye Yibin Co. Ltd.	Beverages	1,800	30,890
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	900	1,784
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	4,500	39,456
[a,c] Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	15,000	134,688
XCMG Construction Machinery Co. Ltd.	Machinery	4,500	2,920
Xiamen C & D Inc., A	Trading Companies & Distributors	900	1,163

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	900	2,335
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	228,600	292,608
Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	4,500	2,056
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	9,000	6,371
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	1,800	3,255
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	14,400	15,741
Yango Group Co. Ltd.	Real Estate Management & Development	1,800	1,697
[c] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	4,500	9,181
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	5,400	11,992
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	54,000	50,458
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	2,700	4,011
Yonyou Network Technology Co. Ltd., A	Software	1,800	7,040
Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	900	1,896
Yuexiu Property Co. Ltd.	Real Estate Management & Development	162,000	36,703
Yunda Holding Co. Ltd.	Air Freight & Logistics	900	4,036
[a] YY Inc., ADR	Interactive Media & Services	1,017	70,875
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	27,000	30,240
Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	3,600	2,158
Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,800	1,676
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	1,800	3,803
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	36,000	37,924
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	1,800	5,581
Zhejiang Juhua Co. Ltd., A	Chemicals	1,800	1,862
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	1,800	4,130
[a] Zhejiang NHU Co. Ltd.	Pharmaceuticals	1,800	5,052
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	2,700	4,144
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	1,800	1,907
[a,c] ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	8,100	22,239
Zhongjin Gold Corp. Ltd., A	Metals & Mining	900	1,345
Zhongsheng Group Holdings Ltd.	Specialty Retail	13,500	37,584
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	12,600	66,367
Zijin Mining Group Co. Ltd., H	Metals & Mining	144,000	58,429
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	1,800	1,574
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	34,200	22,457
[a] ZTE Corp.	Communications Equipment	900	4,260
[a] ZTE Corp., H	Communications Equipment	19,800	57,151
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	8,217	157,109
			40,530,217
Hong Kong 1.2%
[a] Alibaba Pictures Group Ltd.	Entertainment	360,000	77,414
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	72,000	19,999
China Gas Holdings Ltd.	Gas Utilities	46,800	174,021
[a] Fullshare Holdings Ltd.	Electrical Equipment	202,500	12,571
Kingboard Laminates Holdings Ltd.	Chemicals	27,000	24,745
[a] Landing International Development Ltd.	Real Estate Management & Development	32,400	4,479
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	36,000	25,206
Sino Biopharmaceutical Ltd.	Pharmaceuticals	162,000	165,681
			504,116
Singapore 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	52,200	59,031
Yanlord Land Group Ltd.	Real Estate Management & Development	15,300	14,588
			73,619
Total Investments (Cost $45,657,781) 99.1%			41,107,952

Other Assets, less Liabilities 0.9%			358,015
Net Assets 100.0%			$41,465,967

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $1,440,347, representing 3.5% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $435,687, representing 1.1% of net assets.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
HKG Mini Hang Seng China Enterprise Index	Long	23	$318,982	7/30/19	$1,887
*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.8%
Australia 0.8%
Rio Tinto PLC	Metals & Mining	13,824	$858,666

Austria 0.4%
Andritz AG	Machinery	888	33,473
[a] Erste Group Bank AG	Banks	3,600	133,814
OMV AG	Oil, Gas & Consumable Fuels	1,776	86,664
Raiffeisen Bank International AG	Banks	1,632	38,341
Telekom Austria AG	Diversified Telecommunication Services	1,728	13,066
Verbund AG	Electric Utilities	888	46,518
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	504	12,943
Voestalpine AG	Metals & Mining	1,416	43,813
			408,632
Belgium 1.6%
Ackermans & van Haaren NV	Diversified Financial Services	288	43,260
Ageas	Insurance	2,328	121,183
Anheuser-Busch InBev SA/NV	Beverages	9,672	857,367
Colruyt SA	Food & Staples Retailing	624	36,241
[a] Galapagos NV	Biotechnology	600	77,518
Groupe Bruxelles Lambert SA	Diversified Financial Services	936	91,967
KBC Groep NV	Banks	3,456	226,853
Proximus SADP	Diversified Telecommunication Services	1,752	51,715
Sofina SA	Diversified Financial Services	192	36,646
Solvay SA	Chemicals	864	89,635
Telenet Group Holding NV	Media	600	33,481
UCB SA	Pharmaceuticals	1,512	125,559
Umicore SA	Chemicals	2,616	84,011
			1,875,436
Denmark 2.7%
A.P. Moeller-Maersk AS, A	Marine	48	55,807
A.P. Moeller-Maersk AS, B	Marine	72	89,445
Ambu AS, B	Health Care Equipment & Supplies	2,160	35,050
Carlsberg AS, B	Beverages	1,344	178,448
Chr. Hansen Holding AS	Chemicals	1,296	121,888
Coloplast AS, B	Health Care Equipment & Supplies	1,656	187,431
Danske Bank AS	Banks	8,448	133,732
DSV AS	Road & Rail	2,184	214,801
[a] Genmab AS	Biotechnology	696	128,177
GN Store Nord AS	Health Care Equipment & Supplies	1,632	76,271
H. Lundbeck AS	Pharmaceuticals	744	29,435
ISS AS	Commercial Services & Supplies	2,376	71,817
Novo Nordisk AS, B	Pharmaceuticals	20,832	1,063,214
Novozymes AS	Chemicals	2,616	122,179
Orsted AS	Electric Utilities	1,872	162,122
Pandora AS	Textiles, Apparel & Luxury Goods	1,176	41,898
Rockwool International AS, B	Building Products	72	18,412
[a] The Drilling Co. of 1972 AS	Energy Equipment & Services	312	24,278
Tryg AS	Insurance	1,512	49,231
Vestas Wind Systems AS	Electrical Equipment	2,520	218,010
[a] William Demant Holding AS	Health Care Equipment & Supplies	1,344	41,854
			3,063,500
Finland 1.9%
Elisa OYJ	Diversified Telecommunication Services	1,800	87,959
[c] Fortum OYJ, Reg S	Electric Utilities	5,424	120,047
Huhtamaki OYJ	Containers & Packaging	1,176	48,427
Kesko OYJ	Food & Staples Retailing	840	46,796
Kone OYJ, B	Machinery	4,872	287,953
Metso OYJ	Machinery	1,416	55,713

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Neste Oil OYJ	Oil, Gas & Consumable Fuels	5,184	176,162
Nokia OYJ, A	Communications Equipment	70,344	349,751
[a] Nokian Renkaat OYJ	Auto Components	1,680	52,536
Nordea Bank Abp	Banks	40,008	291,044
Orion OYJ	Pharmaceuticals	1,272	46,687
Sampo OYJ, A	Insurance	6,168	291,501
Stora Enso OYJ, R	Paper & Forest Products	7,176	84,458
UPM-Kymmene OYJ	Paper & Forest Products	6,696	178,206
Wartsila OYJ ABP	Machinery	5,832	84,712
			2,201,952
France 17.0%
Accor SA	Hotels, Restaurants & Leisure	2,472	106,271
[a] Adevinta ASA, A	Interactive Media & Services	1,272	14,143
[a] Adevinta ASA, B	Interactive Media & Services	1,584	17,464
Aeroports de Paris SA	Transportation Infrastructure	360	63,627
[a] Air France-KLM	Airlines	2,400	23,100
Air Liquide SA	Chemicals	5,280	739,883
Airbus SE	Aerospace & Defense	6,936	984,812
[b] ALD SA, 144A	Road & Rail	1,080	16,924
Alstom SA	Machinery	1,920	89,209
Amundi SA	Capital Markets	744	52,022
ArcelorMittal	Metals & Mining	7,560	135,476
Arkema SA	Chemicals	888	82,700
Atos SE	IT Services	1,176	98,460
AXA SAw	Insurance	24,120	634,508
Biomerieux	Health Care Equipment & Supplies	576	47,786
BNP Paribas SA	Banks	13,608	647,224
Bollore	Air Freight & Logistics	12,810	56,602
Bouygues SA	Construction & Engineering	2,616	97,029
Bureau Veritas SA	Professional Services	3,528	87,264
Capgemini SE	IT Services	1,944	242,082
Carrefour SA	Food & Staples Retailing	7,056	136,441
Casino Guichard-Perrachon SA	Food & Staples Retailing	720	24,598
Cie Generale des Etablissements Michelin SCA	Auto Components	2,208	280,489
CNP Assurances	Insurance	2,016	45,825
Compagnie de Saint-Gobain	Building Products	6,120	238,878
	Equity Real Estate Investment Trusts
Covivio	(REITs)	552	57,864
Credit Agricole SA	Banks	14,640	175,807
Danone SA	Food Products	7,560	641,395
Dassault Aviation SA	Aerospace & Defense	24	34,547
Dassault Systemes	Software	1,656	264,585
Edenred	Commercial Services & Supplies	3,048	155,712
EDF SA	Electric Utilities	6,336	79,983
Eiffage SA	Construction & Engineering	960	95,047
Elis SA	Commercial Services & Supplies	2,424	44,029
Engie SA	Multi-Utilities	20,736	315,013
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	3,696	482,983
Eurazeo SE	Diversified Financial Services	606	42,304
Eutelsat Communications SA	Media	2,328	43,585
Faurecia SA	Auto Components	936	43,500
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	648	97,113
Getlink SE	Transportation Infrastructure	5,688	91,268
Hermes International	Textiles, Apparel & Luxury Goods	384	277,335
	Equity Real Estate Investment Trusts
ICADE	(REITs)	456	41,855
Iliad SA	Diversified Telecommunication Services	312	35,090
Imerys SA	Construction Materials	480	25,484
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	792	70,152
Ipsen SA	Pharmaceuticals	432	59,035
JCDecaux SA	Media	912	27,668

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Kering SA	Textiles, Apparel & Luxury Goods	936	554,384
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	2,400	80,572
L'Oreal SA	Personal Products	3,024	862,655
Lagardere SCA	Media	1,440	37,553
Legrand SA	Electrical Equipment	3,360	246,036
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	3,144	1,340,139
Natixis SA	Capital Markets	10,488	42,269
Orange SA	Diversified Telecommunication Services	24,120	380,842
Orpea	Health Care Providers & Services	576	69,596
Pernod Ricard SA	Beverages	2,664	491,622
Peugeot SA	Automobiles	6,840	168,796
Plastic Omnium SA	Auto Components	672	17,548
Publicis Groupe	Media	2,640	139,589
Remy Cointreau SA	Beverages	336	48,518
Renault SA	Automobiles	2,304	145,070
Rexel SA	Trading Companies & Distributors	3,792	48,214
Rubis SCA	Gas Utilities	1,104	62,258
Safran SA	Aerospace & Defense	4,152	609,241
Sanofi	Pharmaceuticals	13,656	1,180,511
Sartorius Stedim Biotech	Life Sciences Tools & Services	312	49,281
Schneider Electric SE	Electrical Equipment	6,600	599,483
SCOR SE	Insurance	1,872	82,204
SEB SA	Household Durables	336	60,495
Societe BIC SA	Commercial Services & Supplies	336	25,656
Societe Generale SA	Banks	9,048	228,952
Sodexo SA	Hotels, Restaurants & Leisure	1,080	126,434
Suez	Multi-Utilities	4,560	65,898
Teleperformance	Professional Services	720	144,473
Thales SA	Aerospace & Defense	1,248	154,416
Total SA	Oil, Gas & Consumable Fuels	30,384	1,704,980
[a] UbiSoft Entertainment SA	Entertainment	1,104	86,548
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	1,680	252,062
Valeo SA	Auto Components	3,000	97,709
Veolia Environnement SA	Multi-Utilities	6,312	153,969
Vinci SA	Construction & Engineering	5,832	598,132
Vivendi SA	Media	12,096	333,491
Wendel SA	Diversified Financial Services	360	49,155
[a,c] Worldline SA, Reg S	IT Services	1,056	76,965
			19,579,887
Germany 13.0%
1&1 Drillisch AG	Wireless Telecommunication Services	600	20,034
Adidas AG	Textiles, Apparel & Luxury Goods	2,472	764,304
Allianz SE	Insurance	5,304	1,280,522
Aroundtown SA	Real Estate Management & Development	8,496	70,107
Axel Springer SE	Media	552	38,943
BASF SE	Chemicals	11,520	838,565
Bayer AG	Pharmaceuticals	11,760	816,126
Bayerische Motoren Werke AG	Automobiles	4,008	297,091
Beiersdorf AG	Personal Products	1,248	150,010
Brenntag AG	Trading Companies & Distributors	1,944	95,881
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	480	47,420
Commerzbank AG	Banks	13,104	94,297
Continental AG	Auto Components	1,368	199,751
Covestro AG	Chemicals	2,160	109,978
Daimler AG	Automobiles	10,824	603,068
[a] Delivery Hero SE	Internet & Direct Marketing Retail	1,344	61,054
Deutsche Bank AG	Capital Markets	25,920	200,130
Deutsche Boerse AG	Capital Markets	2,304	326,400
Deutsche Lufthansa AG	Airlines	3,024	51,897
Deutsche Post AG	Air Freight & Logistics	12,216	402,045
Deutsche Telekom AG	Diversified Telecommunication Services	40,536	702,223

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Deutsche Wohnen AG	Real Estate Management & Development	4,464	164,048
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	432	15,143
E.ON SE	Multi-Utilities	27,336	297,325
Evonik Industries AG	Chemicals	2,040	59,496
Fielmann AG	Specialty Retail	336	24,412
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	456	39,259
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,664	209,451
Fresenius SE and Co. KGaA	Health Care Providers & Services	5,136	278,874
Fuchs Petrolub SE	Chemicals	456	16,280
GEA Group AG	Machinery	2,112	60,129
Grenkeleasing AG	Consumer Finance	336	36,121
Hannover Rueck SE	Insurance	744	120,481
Hapag-Lloyd AG	Marine	384	16,836
HeidelbergCement AG	Construction Materials	1,872	151,701
Hella GmbH & Co. KGaA	Auto Components	552	27,332
Henkel AG & Co. KGaA	Household Products	1,272	116,971
Hochtief AG	Construction & Engineering	240	29,272
Hugo Boss AG	Textiles, Apparel & Luxury Goods	816	54,362
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	15,720	278,375
Innogy SE	Multi-Utilities	1,608	68,944
K+S AG	Chemicals	2,400	44,768
KION Group AG	Machinery	888	56,064
Knorr-Bremse AG	Machinery	600	66,961
Lanxess AG	Chemicals	1,152	68,560
LEG Immobilien AG	Real Estate Management & Development	792	89,471
Merck KGaA	Pharmaceuticals	1,632	170,910
METRO AG	Food & Staples Retailing	2,136	39,102
MTU Aero Engines AG	Aerospace & Defense	648	154,599
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,752	440,336
Osram Licht AG	Electrical Equipment	1,104	36,409
ProSiebenSat.1 Media SE	Media	2,880	45,310
Puma SE	Textiles, Apparel & Luxury Goods	1,032	68,928
Rational AG	Machinery	48	33,098
Rheinmetall AG	Industrial Conglomerates	552	67,671
[a,b] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	744	21,487
RWE AG	Multi-Utilities	6,744	166,427
SAP SE	Software	12,216	1,679,963
[c] Scout24 AG, Reg S	Interactive Media & Services	1,320	70,230
Siemens AG	Industrial Conglomerates	9,528	1,134,961
Siemens Healthineers AG	Health Care Equipment & Supplies	1,656	69,984
Suedzucker AG	Food Products	984	16,685
Symrise AG	Chemicals	1,608	154,992
[a] Talanx AG	Insurance	504	21,868
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	8,424	23,571
thyssenkrupp AG	Metals & Mining	5,856	85,528
TUI AG	Hotels, Restaurants & Leisure	5,472	53,792
	Independent Power and Renewable
Uniper SE	Electricity Producers	2,472	74,966
United Internet AG	Diversified Telecommunication Services	1,464	48,282
Volkswagen AG	Automobiles	408	70,229
Vonovia SE	Real Estate Management & Development	6,528	312,232
Wacker Chemie AG	Chemicals	192	15,214
Wirecard AG	IT Services	1,440	242,783
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	1,728	76,785
			14,956,824
Ireland 0.8%
AIB Group PLC	Banks	10,296	42,163
Bank of Ireland Group PLC	Banks	11,664	61,048
CRH PLC	Construction Materials	10,176	331,805
Flutter Entertainment PLC	Hotels, Restaurants & Leisure	984	74,238
Glanbia PLC	Food Products	1,944	31,724

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Glanbia PLC	Food Products	504	8,208
Kerry Group PLC	Food Products	1,848	220,973
Kingspan Group PLC	Building Products	1,872	101,816
Smurfit Kappa Group PLC	Containers & Packaging	2,976	90,220
			962,195
Italy 3.6%
A2A SpA	Multi-Utilities	19,392	33,700
Assicurazioni Generali SpA	Insurance	16,320	307,771
Atlantia SpA	Transportation Infrastructure	6,672	174,072
Banca Mediolanum SpA	Diversified Financial Services	3,624	26,722
[a] Banco BPM SpA	Banks	19,056	38,845
Buzzi Unicem SpA	Construction Materials	888	18,046
Buzzi Unicem SpA, di Risp	Construction Materials	528	7,408
Davide Campari-Milano SpA	Beverages	7,128	69,931
DiaSorin SpA	Health Care Equipment & Supplies	312	36,277
Enel SpA	Electric Utilities	97,800	683,841
Eni SpA	Oil, Gas & Consumable Fuels	31,536	524,548
Ferrari NV	Automobiles	1,560	253,688
FinecoBank Banca Fineco SpA	Banks	6,120	68,370
Hera SpA	Multi-Utilities	10,560	40,455
Intesa Sanpaolo SpA	Banks	188,184	403,320
Italgas Reti SpA	Gas Utilities	6,144	41,337
Leonardo SpA	Aerospace & Defense	4,872	61,835
[a] Mediaset SpA	Media	4,320	14,144
Mediobanca Banca di Credito Finanziario SpA	Banks	9,024	93,167
Moncler SpA	Textiles, Apparel & Luxury Goods	2,304	98,655
Pirelli & C SpA	Auto Components	5,496	32,534
[c] Poste Italiane SpA, Reg S	Insurance	5,808	61,247
Prysmian SpA	Electrical Equipment	3,312	68,456
Recordati SpA	Pharmaceuticals	1,176	49,096
[a] Saipem SpA	Energy Equipment & Services	7,176	35,753
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	792	18,922
Snam SpA	Oil, Gas & Consumable Fuels	28,584	142,282
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	75,792	39,367
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	136,776	74,796
Tenaris SA	Energy Equipment & Services	5,880	77,073
Terna Rete Elettrica Nazionale SpA	Electric Utilities	17,736	113,107
UniCredit SpA	Banks	28,032	345,597
Unione di Banche Italiane SpA	Banks	12,336	33,716
UnipolSai Assicurazioni SpA	Insurance	7,416	19,078
			4,107,156
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	2,952	22,685

Luxembourg 0.2%
Eurofins Scientific SE	Life Sciences Tools & Services	144	63,791
RTL Group SA	Media	504	25,851
SES SA, IDR	Media	4,416	69,148
			158,790
Netherlands 4.2%
Aalberts NV	Machinery	1,200	47,242
ABN AMRO Group NV, GDR	Banks	5,208	111,589
[a] Adyen NV	IT Services	120	92,735
Aegon NV	Insurance	22,776	113,554
Akzo Nobel NV	Chemicals	2,880	271,038
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	4,968	1,039,520
ASR Nederland NV	Insurance	1,680	68,415
Boskalis Westminster	Construction & Engineering	1,056	24,424
EXOR NV	Diversified Financial Services	1,344	94,282
Grandvision NV	Specialty Retail	624	14,525
Heineken Holding NV	Beverages	1,368	143,792

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Heineken NV	Beverages	3,000	335,286
ING Groep NV	Banks	49,224	571,550
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	14,088	317,307
Koninklijke DSM NV	Chemicals	2,208	273,323
Koninklijke KPN NV	Diversified Telecommunication Services	41,424	127,369
Koninklijke Philips NV	Health Care Equipment & Supplies	11,520	500,948
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	840	38,790
NN Group NV	Insurance	4,224	170,284
[a] OCI NV	Chemicals	1,200	32,989
[a] QIAGEN NV	Life Sciences Tools & Services	2,784	113,152
Randstad NV	Professional Services	1,392	76,566
Signify NV	Electrical Equipment	1,296	38,373
Wolters Kluwer NV	Professional Services	3,408	248,464
			4,865,517
Norway 1.1%
Aker ASA	Diversified Financial Services	312	17,960
Aker BP ASA	Oil, Gas & Consumable Fuels	1,392	39,935
DNB ASA	Banks	13,368	248,826
Equinor ASA	Oil, Gas & Consumable Fuels	12,312	243,249
Gjensidige Forsikring ASA	Insurance	2,088	42,073
Leroy Seafood Group ASA	Food Products	3,168	20,971
[a] Mowi ASA	Food Products	5,400	126,322
Norsk Hydro ASA	Metals & Mining	16,752	59,927
Orkla ASA	Food Products	9,744	86,491
Salmar ASA	Food Products	648	28,189
Schibsted ASA, A	Media	1,008	27,819
Schibsted ASA, B	Media	1,200	31,302
Telenor ASA	Diversified Telecommunication Services	8,400	178,423
Yara International ASA	Chemicals	2,184	105,997
			1,257,484
Poland 0.6%
Bank Pekao SA	Banks	1,968	59,000
CD Projekt SA	Entertainment	768	44,339
Cyfrowy Polsat SA	Media	3,192	25,473
[a] Dino Polska SA	Food & Staples Retailing	600	21,061
Grupa Lotos SA	Oil, Gas & Consumable Fuels	1,248	28,345
[a] KGHM Polska Miedz SA	Metals & Mining	1,728	47,959
LPP SA	Textiles, Apparel & Luxury Goods	10	20,487
mBank SA	Banks	144	16,604
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	9,144	23,520
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	3,936	94,970
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	21,240	30,244
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	10,704	122,907
Powszechny Zalkad Ubezpieczen SA	Insurance	7,080	82,890
Santander Bank Polska SA	Banks	432	42,954
			660,753
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	28,464	108,330
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	6,456	99,437
Jeronimo Martins SGPS SA	Food & Staples Retailing	3,072	49,555
			257,322
Russia 0.1%
Veon Ltd.	Wireless Telecommunication Services	8,160	23,324
Evraz PLC	Metals & Mining	6,840	57,907
Polymetal International PLC	Metals & Mining	3,648	46,280
			127,511
South Africa 0.1%
Investec PLC	Capital Markets	8,448	54,941

Spain 4.7%
Acciona SA	Electric Utilities	264	28,381

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Acerinox SA	Metals & Mining	2,232	22,444
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	3,048	121,869
[a] ACS Actividades de Construccion y Servicios SA, rts., 7/08/19	Construction & Engineering	3,048	4,790
Aena SME SA	Transportation Infrastructure	888	176,262
Amadeus IT Group SA, A	IT Services	5,112	405,529
Banco Bilbao Vizcaya Argentaria SA	Banks	83,688	468,609
Banco de Sabadell SA	Banks	70,416	73,053
Banco Santander SA	Banks	201,912	938,260
Bankia SA	Banks	15,408	36,462
Bankinter SA	Banks	8,616	59,441
CaixaBank SA	Banks	45,240	129,726
[a] Cellnex Telecom SA	Diversified Telecommunication Services	2,616	96,940
Corporacion Financiera Alba SA	Diversified Financial Services	288	15,120
Corporacion Mapfre SA	Insurance	12,408	36,329
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	1,920	19,722
Enagas SA	Oil, Gas & Consumable Fuels	2,856	76,334
Endesa SA	Electric Utilities	3,984	102,581
Ferrovial SA	Construction & Engineering	6,044	154,934
Fomento de Construcciones y Contratas SA	Construction & Engineering	751	10,023
Grifols SA	Biotechnology	4,152	122,936
Iberdrola SA	Electric Utilities	77,016	768,830
Industria de Diseno Textil SA	Specialty Retail	13,200	397,601
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	4,008	44,707
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	4,200	58,352
Naturgy Energy Group SA	Gas Utilities	3,888	107,282
Red Electrica Corp. SA	Electric Utilities	5,424	113,129
Repsol SA	Oil, Gas & Consumable Fuels	16,920	265,616
[a] Repsol SA, rts., 7/4/19	Oil, Gas & Consumable Fuels	16,920	9,399
Siemens Gamesa Renewable Energy SA	Electrical Equipment	2,808	46,751
Telefonica SA	Diversified Telecommunication Services	57,072	469,319
Zardoya Otis SA	Machinery	2,232	16,979
			5,397,710
Sweden 4.2%
Alfa Laval AB	Machinery	3,936	85,947
Assa Abloy AB, B	Building Products	11,520	260,616
Atlas Copco AB	Machinery	4,752	136,442
Atlas Copco AB, A	Machinery	7,824	250,282
Boliden AB	Metals & Mining	3,432	87,833
Castellum AB	Real Estate Management & Development	3,336	63,839
Electrolux AB, B	Household Durables	3,096	79,184
Elekta AB, B	Health Care Equipment & Supplies	4,536	65,853
Epiroc AB, A	Machinery	7,896	82,277
Epiroc AB, B	Machinery	4,752	47,109
Ericsson, B	Communications Equipment	37,344	354,595
Essity AB, B	Household Products	7,728	237,715
[a] Fastighets AB Balder, B	Real Estate Management & Development	1,248	41,832
Hennes & Mauritz AB, B	Specialty Retail	10,920	194,621
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	3,144	174,716
Husqvarna AB, B	Household Durables	5,160	48,306
ICA Gruppen AB	Food & Staples Retailing	984	42,337
Industrivarden AB, A	Diversified Financial Services	2,616	59,717
Industrivarden AB, C	Diversified Financial Services	2,136	47,379
Investment AB Latour, B	Industrial Conglomerates	1,512	22,310
Investor AB, A	Diversified Financial Services	1,728	83,027
Investor AB, B	Diversified Financial Services	5,760	276,943
Kinnevik AB, B	Diversified Financial Services	2,952	76,837
L E Lundbergforetagen AB, B	Diversified Financial Services	960	35,966
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	2,160	67,024
Nibe Industrier AB	Building Products	3,792	55,563

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Saab AB, B	Aerospace & Defense	1,152	37,522
Sandvik AB	Machinery	13,488	248,006
Securitas AB, B	Commercial Services & Supplies	3,816	66,999
Skandinaviska Enskilda Banken AB, A	Banks	17,952	166,243
Skandinaviska Enskilda Banken AB, C	Banks	264	2,473
Skanska AB, B	Construction & Engineering	4,464	80,685
SKF AB, B	Machinery	4,776	87,894
Svenska Cellulosa AB, A	Paper & Forest Products	360	3,655
Svenska Cellulosa AB, B	Paper & Forest Products	7,440	64,712
Svenska Handelsbanken AB, A	Banks	18,432	182,528
Svenska Handelsbanken AB, B	Banks	456	4,669
Swedbank AB, A	Banks	12,576	189,015
Swedish Match AB	Tobacco	2,184	92,273
[a] Swedish Orphan Biovitrum AB	Biotechnology	2,280	43,950
Tele2 AB, B	Wireless Telecommunication Services	6,768	98,841
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	456	4,315
Telia Co. AB	Diversified Telecommunication Services	33,576	149,239
Trelleborg AB, B	Machinery	3,048	43,314
Volvo AB, B	Machinery	19,128	303,778
			4,848,381
Switzerland 15.0%
ABB Ltd.	Electrical Equipment	22,440	450,871
Adecco Group AG	Professional Services	1,920	115,515
[a] Alcon Inc.	Health Care Equipment & Supplies	5,784	357,600
Baloise Holding AG	Insurance	576	102,085
Banque Cantonale Vaudoise	Banks	48	37,415
Barry Callebaut AG	Food Products	24	48,197
Chocoladefabriken Lindt & Spruengli AG	Food Products	24	174,892
[a] Clariant AG	Chemicals	2,568	52,269
[a] Coca-Cola HBC AG	Beverages	2,448	92,595
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	6,408	544,450
[a] Credit Suisse Group AG	Capital Markets	31,680	380,323
DKSH Holding AG	Professional Services	456	26,752
[a] Dufry AG	Specialty Retail	360	30,528
EMS-Chemie Holding AG	Chemicals	96	62,375
Flughafen Zurich AG	Transportation Infrastructure	240	45,243
Geberit AG	Building Products	456	213,268
Georg Fischer AG	Machinery	48	45,932
Givaudan AG	Chemicals	120	339,200
Glencore PLC	Metals & Mining	140,808	489,861
Helvetia Holding AG	Insurance	408	51,262
[a] Julius Baer Group Ltd.	Capital Markets	2,712	120,886
Kuehne + Nagel International AG	Marine	624	92,736
[a] LafargeHolcim Ltd., B	Construction Materials	5,928	289,834
	Technology Hardware, Storage &
Logitech International SA	Peripherals	1,920	76,820
[a] Lonza Group AG	Life Sciences Tools & Services	936	316,224
Nestle SA	Food Products	37,488	3,885,679
Novartis AG	Pharmaceuticals	27,528	2,518,459
[a] OC Oerlikon Corp. AG	Machinery	2,520	30,809
Pargesa Holding SA, B	Diversified Financial Services	480	37,046
Partners Group Holding AG	Capital Markets	216	169,920
PSP Swiss Property AG	Real Estate Management & Development	480	56,172
Roche Holding AG	Pharmaceuticals	336	94,287
Roche Holding AG	Pharmaceuticals	8,760	2,467,625
Schindler Holding AG	Machinery	240	52,480
Schindler Holding AG, PC	Machinery	528	117,676
SGS SA	Professional Services	72	183,655
Sika AG	Chemicals	1,728	295,267
Sonova Holding AG	Health Care Equipment & Supplies	696	158,331
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	7,872	139,848
Straumann Holding AG	Health Care Equipment & Supplies	120	106,018

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Sulzer AG	Machinery	216	23,638
Swatch Group AG	Textiles, Apparel & Luxury Goods	360	103,200
Swatch Group AG	Textiles, Apparel & Luxury Goods	576	31,222
Swiss Life Holding AG	Insurance	432	214,361
[a] Swiss Prime Site AG	Real Estate Management & Development	1,008	88,135
Swiss Re AG	Insurance	3,792	385,967
Swisscom AG	Diversified Telecommunication Services	312	156,832
[a] Temenos AG	Software	744	133,271
[a] UBS Group AG	Capital Markets	43,776	520,822
Vifor Pharma AG	Pharmaceuticals	552	79,856
Zurich Insurance Group AG	Insurance	1,848	644,241
			17,251,950
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	1,104	33,764

United Kingdom 26.5%
3i Group PLC	Capital Markets	11,952	169,378
Admiral Group PLC	Insurance	2,520	70,815
Anglo American PLC	Metals & Mining	12,408	354,444
Antofagasta PLC	Metals & Mining	4,344	51,394
Ashmore Group PLC	Capital Markets	4,824	31,281
Ashtead Group PLC	Trading Companies & Distributors	5,856	167,989
Associated British Foods PLC	Food Products	4,368	136,922
AstraZeneca PLC	Pharmaceuticals	16,512	1,352,934
Auto Trader Group PLC	Interactive Media & Services	11,448	79,814
Aveva Group PLC	Software	840	43,212
Aviva PLC	Insurance	49,344	261,562
B&M European Value Retail SA	Multiline Retail	10,536	44,693
Babcock International Group PLC	Commercial Services & Supplies	3,168	18,474
BAE Systems PLC	Aerospace & Defense	40,224	253,611
Barclays PLC	Banks	216,480	412,720
Barratt Developments PLC	Household Durables	12,576	91,647
Bellway PLC	Household Durables	1,536	54,443
BHP Group PLC	Metals & Mining	26,160	670,871
BP PLC	Oil, Gas & Consumable Fuels	251,184	1,753,775
British American Tobacco PLC	Tobacco	28,752	1,005,933
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	11,688	80,089
BT Group PLC	Diversified Telecommunication Services	105,072	262,716
Bunzl PLC	Trading Companies & Distributors	4,224	111,657
Burberry Group PLC	Textiles, Apparel & Luxury Goods	5,184	122,849
Capital & Counties Properties PLC	Real Estate Management & Development	9,192	25,339
Centrica PLC	Multi-Utilities	72,960	81,509
Cineworld Group PLC	Entertainment	13,104	42,261
CNH Industrial NV	Machinery	12,504	128,412
[a] Cobham PLC	Aerospace & Defense	30,048	40,747
Compass Group PLC	Hotels, Restaurants & Leisure	19,872	477,243
ConvaTec Group PLC	Health Care Equipment & Supplies	18,432	34,202
Croda International PLC	Chemicals	1,560	101,653
CYBG PLC	Banks	15,120	37,005
DCC PLC	Industrial Conglomerates	1,224	109,356
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,248	49,492
Diageo PLC	Beverages	29,424	1,267,238
Direct Line Insurance Group PLC	Insurance	17,280	72,970
DS Smith PLC	Containers & Packaging	16,440	75,847
easyJet PLC	Airlines	2,472	29,989
Experian PLC	Professional Services	11,400	345,889
[a] Ferguson PLC	Trading Companies & Distributors	2,928	208,682
Fiat Chrysler Automobiles NV	Automobiles	13,944	194,777
Fresnillo PLC	Metals & Mining	2,328	25,783
G4S PLC	Commercial Services & Supplies	19,440	51,462
GlaxoSmithKline PLC	Pharmaceuticals	61,752	1,239,078

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

GVC Holdings PLC	Hotels, Restaurants & Leisure	7,320	60,723
	Electronic Equipment, Instruments &
Halma PLC	Components	4,752	122,167
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	9,960	35,125
Hargreaves Lansdown PLC	Capital Markets	3,408	83,234
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,752	38,397
Hiscox Ltd.	Insurance	3,552	76,489
Howden Joinery Group PLC	Trading Companies & Distributors	7,560	48,782
HSBC Holdings PLC	Banks	255,216	2,133,700
IMI PLC	Machinery	3,360	44,388
Imperial Brands PLC	Tobacco	12,072	283,743
Inchcape PLC	Distributors	5,232	41,018
Informa PLC	Media	15,576	165,527
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,304	151,659
International Consolidated Airlines Group SA	Airlines	9,504	57,685
Intertek Group PLC	Professional Services	2,016	141,168
ITV PLC	Media	46,800	64,327
J Sainsbury PLC	Food & Staples Retailing	20,232	50,456
JD Sports Fashion PLC	Specialty Retail	4,632	34,569
John Wood Group PLC	Energy Equipment & Services	8,400	48,322
Johnson Matthey PLC	Chemicals	2,376	100,667
[a] Just Eat PLC	Internet & Direct Marketing Retail	7,200	57,272
Jyske Bank AS	Banks	816	28,325
Kingfisher PLC	Specialty Retail	26,544	72,599
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	8,952	94,928
Legal & General Group PLC	Insurance	75,264	258,150
Lloyds Banking Group PLC	Banks	889,560	640,680
London Stock Exchange Group PLC	Capital Markets	3,936	274,813
Marks & Spencer Group PLC	Multiline Retail	24,338	65,264
Mediclinic International PLC	Health Care Providers & Services	4,920	19,092
Meggitt PLC	Aerospace & Defense	9,720	64,822
Melrose Industries PLC	Electrical Equipment	60,912	140,200
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	8,808	50,344
Micro Focus International PLC	Software	4,296	112,850
Mondi PLC	Paper & Forest Products	4,608	104,976
National Grid PLC	Multi-Utilities	42,840	455,699
Next PLC	Multiline Retail	1,632	114,778
[a] Ocado Group PLC	Internet & Direct Marketing Retail	5,760	85,550
Pearson PLC	Media	9,816	102,366
Pennon Group PLC	Water Utilities	5,232	49,461
Persimmon PLC	Household Durables	4,008	101,867
Phoenix Group Holdings PLC	Insurance	6,672	60,204
Prudential PLC	Insurance	32,880	718,084
Quilter PLC	Capital Markets	22,848	40,821
Reckitt Benckiser Group PLC	Household Products	7,920	626,358
RELX PLC	Professional Services	23,712	576,254
	Electronic Equipment, Instruments &
Renishaw PLC	Components	432	23,411
Rentokil Initial PLC	Commercial Services & Supplies	23,112	116,923
Rightmove PLC	Interactive Media & Services	11,520	78,395
Rolls-Royce Holdings PLC	Aerospace & Defense	21,456	229,488
Royal Bank of Scotland Group PLC	Banks	57,408	160,593
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	55,032	1,801,759
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	47,304	1,553,860
Royal Mail PLC	Air Freight & Logistics	11,760	31,715
RPC Group PLC	Containers & Packaging	5,136	51,809
RSA Insurance Group PLC	Insurance	12,792	93,905
Schroders PLC	Capital Markets	1,392	54,034
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	13,488	125,347
Severn Trent PLC	Water Utilities	2,976	77,569
Smith & Nephew PLC	Health Care Equipment & Supplies	10,992	238,521

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Smiths Group PLC	Industrial Conglomerates	4,968	98,951
Spirax-Sarco Engineering PLC	Machinery	912	106,611
SSE PLC	Electric Utilities	13,128	187,464
St. James's Place Capital PLC	Capital Markets	6,552	91,559
Standard Chartered PLC	Banks	34,032	309,338
Standard Life Aberdeen PLC	Capital Markets	30,360	113,831
Subsea 7 SA	Energy Equipment & Services	2,976	35,830
Tate & Lyle PLC	Food Products	5,832	54,807
Taylor Wimpey PLC	Household Durables	40,800	81,914
TechnipFMC PLC	Energy Equipment & Services	5,736	147,627
Tesco PLC	Food & Staples Retailing	121,776	351,349
The Berkeley Group Holdings PLC	Household Durables	1,536	72,936
The Sage Group PLC	Software	13,584	138,722
Travis Perkins PLC	Trading Companies & Distributors	3,168	51,387
Unilever NV, IDR	Personal Products	18,288	1,115,461
Unilever PLC	Personal Products	13,704	853,654
United Utilities Group PLC	Water Utilities	8,568	85,360
Vodafone Group PLC	Wireless Telecommunication Services	338,064	556,405
Weir Group PLC	Machinery	3,288	64,715
Whitbread PLC	Hotels, Restaurants & Leisure	2,184	128,667
William Morrison Supermarkets PLC	Food & Staples Retailing	28,176	72,221
WPP PLC	Media	15,432	194,478
			30,490,676
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	2,040	90,326

Total Common Stocks and Other Equity Interests (Cost $115,990,363)			113,532,058
Preferred Stocks 0.8%
Germany 0.7%
[d] Bayerische Motoren Werke AG, 6.447%, pfd.	Automobiles	768	47,753
[d] Fuchs Petrolub SE, 2.747%, pfd.	Chemicals	888	34,969
[d] Henkel AG & Co. KGaA, 2.151%, pfd.	Household Products	2,208	216,295
[d] Porsche Automobil Holding SE, 3.868%, pfd.	Automobiles	1,944	126,498
[d] RWE AG, 3.218%, pfd.	Multi-Utilities	552	13,672
[d] Sartorius AG, 0.344%, pfd.	Health Care Equipment & Supplies	432	88,701
[d] Volkswagen AG, 3.279%, pfd.	Automobiles	2,304	388,899
			916,787
Spain 0.1%
[d] Grifols SA, 1.940%, pfd., B	Biotechnology	3,216	67,022

Total Preferred Stocks (Cost $1,082,099)			983,809
Total Investments (Cost $117,072,462) 99.6%			114,515,867

Other Assets, less Liabilities 0.4%			425,924
Net Assets 100.0%			$114,941,791

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $130,339, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $328,489, representing 0.3% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index			Long	6	$236,825	9/20/19	$1,428
FTSE 100 Index			Long	1	93,785	9/20/19	2,964
Total Futures Contracts							4,392
*As of period end.

Abbreviations

Selected Portfolio

GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.4%
Australia 0.8%
Rio Tinto PLC	Metals & Mining	568	$35,281

Austria 0.4%
Andritz AG	Machinery	37	1,395
[a] Erste Group Bank AG	Banks	148	5,501
OMV AG	Oil, Gas & Consumable Fuels	76	3,709
Raiffeisen Bank International AG	Banks	65	1,527
Telekom Austria AG	Diversified Telecommunication Services	53	401
Verbund AG	Electric Utilities	35	1,833
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	22	565
Voestalpine AG	Metals & Mining	56	1,733
			16,664
Belgium 1.6%
Ackermans & van Haaren NV	Diversified Financial Services	11	1,652
Ageas	Insurance	97	5,049
Anheuser-Busch InBev SA/NV	Beverages	398	35,280
Colruyt SA	Food & Staples Retailing	25	1,452
[a] Galapagos NV	Biotechnology	23	2,971
Groupe Bruxelles Lambert SA	Diversified Financial Services	38	3,734
KBC Groep NV	Banks	140	9,190
Proximus SADP	Diversified Telecommunication Services	67	1,978
Sofina SA	Diversified Financial Services	9	1,718
Solvay SA	Chemicals	36	3,735
Telenet Group Holding NV	Media	23	1,283
UCB SA	Pharmaceuticals	63	5,232
Umicore SA	Chemicals	108	3,468
			76,742
Denmark 2.7%
A.P. Moeller-Maersk AS, A	Marine	2	2,325
A.P. Moeller-Maersk AS, B	Marine	3	3,727
Ambu AS, B	Health Care Equipment & Supplies	86	1,395
Carlsberg AS, B	Beverages	54	7,170
Chr. Hansen Holding AS	Chemicals	53	4,985
Coloplast AS, B	Health Care Equipment & Supplies	68	7,696
Danske Bank AS	Banks	342	5,414
DSV AS	Road & Rail	91	8,950
[a] Genmab AS	Biotechnology	29	5,341
GN Store Nord AS	Health Care Equipment & Supplies	70	3,271
H. Lundbeck AS	Pharmaceuticals	30	1,187
ISS AS	Commercial Services & Supplies	93	2,811
Novo Nordisk AS, B	Pharmaceuticals	854	43,586
Novozymes AS	Chemicals	109	5,091
Orsted AS	Electric Utilities	76	6,582
Pandora AS	Textiles, Apparel & Luxury Goods	44	1,568
Rockwool International AS, B	Building Products	3	767
[a] The Drilling Co. of 1972 AS	Energy Equipment & Services	14	1,089
Tryg AS	Insurance	59	1,921
Vestas Wind Systems AS	Electrical Equipment	103	8,911
[a] William Demant Holding AS	Health Care Equipment & Supplies	59	1,837
			125,624
Finland 1.9%
Elisa OYJ	Diversified Telecommunication Services	74	3,616
[c] Fortum OYJ, Reg S	Electric Utilities	228	5,046
Huhtamaki OYJ	Containers & Packaging	48	1,977
Kesko OYJ	Food & Staples Retailing	38	2,117
Kone OYJ, B	Machinery	201	11,880
Metso OYJ	Machinery	56	2,203

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Neste Oil OYJ	Oil, Gas & Consumable Fuels	213	7,238
Nokia OYJ, A	Communications Equipment	2,881	14,324
[a] Nokian Renkaat OYJ	Auto Components	66	2,064
Nordea Bank Abp	Banks	1,632	11,872
Orion OYJ	Pharmaceuticals	53	1,945
Sampo OYJ, A	Insurance	253	11,957
Stora Enso OYJ, R	Paper & Forest Products	296	3,484
UPM-Kymmene OYJ	Paper & Forest Products	274	7,292
Wartsila OYJ ABP	Machinery	241	3,501
			90,516
France 17.0%
Accor SA	Hotels, Restaurants & Leisure	101	4,342
[a] Adevinta ASA, A	Interactive Media & Services	38	423
[a] Adevinta ASA, B	Interactive Media & Services	74	816
Aeroports de Paris SA	Transportation Infrastructure	14	2,474
[a] Air France-KLM	Airlines	109	1,049
Air Liquide SA	Chemicals	217	30,408
Airbus SE	Aerospace & Defense	284	40,324
[b] ALD SA, 144A	Road & Rail	46	721
Alstom SA	Machinery	82	3,810
Amundi SA	Capital Markets	32	2,237
ArcelorMittal	Metals & Mining	306	5,484
Arkema SA	Chemicals	37	3,446
Atos SE	IT Services	46	3,851
AXA SA	Insurance	994	26,148
Biomerieux	Health Care Equipment & Supplies	23	1,908
BNP Paribas SA	Banks	558	26,540
Bollore	Air Freight & Logistics	519	2,293
Bouygues SA	Construction & Engineering	109	4,043
Bureau Veritas SA	Professional Services	141	3,488
Capgemini SE	IT Services	79	9,838
Carrefour SA	Food & Staples Retailing	285	5,511
Casino Guichard-Perrachon SA	Food & Staples Retailing	30	1,025
Cie Generale des Etablissements Michelin SCA	Auto Components	92	11,687
CNP Assurances	Insurance	85	1,932
Compagnie de Saint-Gobain	Building Products	249	9,719
	Equity Real Estate Investment Trusts
Covivio	(REITs)	25	2,621
Credit Agricole SA	Banks	586	7,037
Danone SA	Food Products	309	26,216
Dassault Aviation SA	Aerospace & Defense	1	1,439
Dassault Systemes	Software	69	11,024
Edenred	Commercial Services & Supplies	126	6,437
EDF SA	Electric Utilities	264	3,333
Eiffage SA	Construction & Engineering	38	3,762
Elis SA	Commercial Services & Supplies	94	1,707
Engie SA	Multi-Utilities	851	12,928
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	152	19,863
Eurazeo SE	Diversified Financial Services	25	1,745
Eutelsat Communications SA	Media	100	1,872
Faurecia SA	Auto Components	36	1,673
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	28	4,196
Getlink SE	Transportation Infrastructure	232	3,723
Hermes International	Textiles, Apparel & Luxury Goods	16	11,556
	Equity Real Estate Investment Trusts
ICADE	(REITs)	18	1,652
Iliad SA	Diversified Telecommunication Services	11	1,237
Imerys SA	Construction Materials	19	1,009
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	33	2,923
Ipsen SA	Pharmaceuticals	17	2,323
JCDecaux SA	Media	40	1,213

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Kering SA	Textiles, Apparel & Luxury Goods	38	22,507
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	102	3,424
L'Oreal SA	Personal Products	125	35,659
Lagardere SCA	Media	61	1,591
Legrand SA	Electrical Equipment	138	10,105
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	128	54,560
Natixis SA	Capital Markets	452	1,822
Orange SA	Diversified Telecommunication Services	985	15,553
Orpea	Health Care Providers & Services	22	2,658
Pernod Ricard SA	Beverages	110	20,300
Peugeot SA	Automobiles	279	6,885
Plastic Omnium SA	Auto Components	29	757
Publicis Groupe	Media	109	5,763
Remy Cointreau SA	Beverages	14	2,022
Renault SA	Automobiles	93	5,856
Rexel SA	Trading Companies & Distributors	163	2,072
Rubis SCA	Gas Utilities	48	2,707
Safran SA	Aerospace & Defense	171	25,092
Sanofi	Pharmaceuticals	560	48,410
Sartorius Stedim Biotech	Life Sciences Tools & Services	12	1,895
Schneider Electric SE	Electrical Equipment	272	24,706
SCOR SE	Insurance	77	3,381
SEB SA	Household Durables	13	2,341
Societe BIC SA	Commercial Services & Supplies	13	993
Societe Generale SA	Banks	376	9,514
Sodexo SA	Hotels, Restaurants & Leisure	45	5,268
Suez	Multi-Utilities	196	2,832
Teleperformance	Professional Services	30	6,020
Thales SA	Aerospace & Defense	52	6,434
Total SA	Oil, Gas & Consumable Fuels	1,246	69,919
[a] UbiSoft Entertainment SA	Entertainment	43	3,371
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	69	10,353
Valeo SA	Auto Components	125	4,071
Veolia Environnement SA	Multi-Utilities	256	6,245
Vinci SA	Construction & Engineering	240	24,614
Vivendi SA	Media	500	13,785
Wendel SA	Diversified Financial Services	15	2,048
[a,c] Worldline SA, Reg S	IT Services	43	3,134
			803,673
Germany 13.0%
1&1 Drillisch AG	Wireless Telecommunication Services	23	768
Adidas AG	Textiles, Apparel & Luxury Goods	101	31,228
Allianz SE	Insurance	218	52,631
Aroundtown SA	Real Estate Management & Development	361	2,979
Axel Springer SE	Media	24	1,693
BASF SE	Chemicals	473	34,431
Bayer AG	Pharmaceuticals	483	33,519
Bayerische Motoren Werke AG	Automobiles	168	12,453
Beiersdorf AG	Personal Products	53	6,371
Brenntag AG	Trading Companies & Distributors	80	3,946
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	20	1,976
Commerzbank AG	Banks	542	3,900
Continental AG	Auto Components	55	8,031
Covestro AG	Chemicals	88	4,481
Daimler AG	Automobiles	445	24,794
[a] Delivery Hero SE	Internet & Direct Marketing Retail	55	2,498
Deutsche Bank AG	Capital Markets	1,060	8,184
Deutsche Boerse AG	Capital Markets	94	13,317
Deutsche Lufthansa AG	Airlines	126	2,162
Deutsche Post AG	Air Freight & Logistics	500	16,456
Deutsche Telekom AG	Diversified Telecommunication Services	1,670	28,930

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Deutsche Wohnen AG	Real Estate Management & Development	182	6,688
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	21	736
E.ON SE	Multi-Utilities	1,125	12,236
Evonik Industries AG	Chemicals	91	2,654
Fielmann AG	Specialty Retail	14	1,017
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	21	1,808
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	108	8,491
Fresenius SE and Co. KGaA	Health Care Providers & Services	211	11,457
Fuchs Petrolub SE	Chemicals	17	607
GEA Group AG	Machinery	82	2,335
Grenkeleasing AG	Consumer Finance	14	1,505
Hannover Rueck SE	Insurance	31	5,020
Hapag-Lloyd AG	Marine	12	526
HeidelbergCement AG	Construction Materials	78	6,321
Hella GmbH & Co. KGaA	Auto Components	24	1,188
Henkel AG & Co. KGaA	Household Products	51	4,690
Hochtief AG	Construction & Engineering	11	1,342
Hugo Boss AG	Textiles, Apparel & Luxury Goods	36	2,398
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	643	11,386
Innogy SE	Multi-Utilities	66	2,830
K+S AG	Chemicals	98	1,828
KION Group AG	Machinery	35	2,210
Knorr-Bremse AG	Machinery	25	2,790
Lanxess AG	Chemicals	50	2,976
LEG Immobilien AG	Real Estate Management & Development	32	3,615
Merck KGaA	Pharmaceuticals	67	7,017
METRO AG	Food & Staples Retailing	86	1,574
MTU Aero Engines AG	Aerospace & Defense	26	6,203
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	73	18,347
Osram Licht AG	Electrical Equipment	46	1,517
ProSiebenSat.1 Media SE	Media	112	1,762
Puma SE	Textiles, Apparel & Luxury Goods	40	2,672
Rational AG	Machinery	1	690
Rheinmetall AG	Industrial Conglomerates	22	2,697
[a,b] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	34	982
RWE AG	Multi-Utilities	275	6,786
SAP SE	Software	500	68,761
[c] Scout24 AG, Reg S	Interactive Media & Services	56	2,979
Siemens AG	Industrial Conglomerates	391	46,575
Siemens Healthineers AG	Health Care Equipment & Supplies	67	2,831
Suedzucker AG	Food Products	42	712
Symrise AG	Chemicals	65	6,265
[a] Talanx AG	Insurance	17	738
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	351	982
thyssenkrupp AG	Metals & Mining	244	3,564
TUI AG	Hotels, Restaurants & Leisure	219	2,153
	Independent Power and Renewable
Uniper SE	Electricity Producers	98	2,972
United Internet AG	Diversified Telecommunication Services	59	1,946
Volkswagen AG	Automobiles	17	2,926
Vonovia SE	Real Estate Management & Development	269	12,866
Wacker Chemie AG	Chemicals	8	634
Wirecard AG	IT Services	59	9,947
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	72	3,199
			613,699
Ireland 0.8%
AIB Group PLC	Banks	402	1,646
Bank of Ireland Group PLC	Banks	456	2,387
CRH PLC	Construction Materials	413	13,466
Flutter Entertainment PLC	Hotels, Restaurants & Leisure	40	3,018
Glanbia PLC	Food Products	99	1,615

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Kerry Group PLC	Food Products	76	9,088
Kingspan Group PLC	Building Products	79	4,297
Smurfit Kappa Group PLC	Containers & Packaging	124	3,759
			39,276
Italy 3.6%
A2A SpA	Multi-Utilities	819	1,423
Assicurazioni Generali SpA	Insurance	676	12,748
Atlantia SpA	Transportation Infrastructure	273	7,123
Banca Mediolanum SpA	Diversified Financial Services	130	959
[a] Banco BPM SpA	Banks	762	1,553
Buzzi Unicem SpA	Construction Materials	31	630
Buzzi Unicem SpA, di Risp	Construction Materials	23	323
Davide Campari-Milano SpA	Beverages	297	2,914
DiaSorin SpA	Health Care Equipment & Supplies	12	1,395
Enel SpA	Electric Utilities	4,032	28,193
Eni SpA	Oil, Gas & Consumable Fuels	1,293	21,507
Ferrari NV	Automobiles	65	10,570
FinecoBank Banca Fineco SpA	Banks	256	2,860
Hera SpA	Multi-Utilities	400	1,532
Intesa Sanpaolo SpA	Banks	7,688	16,477
Italgas Reti SpA	Gas Utilities	251	1,689
Leonardo SpA	Aerospace & Defense	198	2,513
[a] Mediaset SpA	Media	178	583
Mediobanca Banca di Credito Finanziario SpA	Banks	362	3,737
Moncler SpA	Textiles, Apparel & Luxury Goods	98	4,196
Pirelli & C SpA	Auto Components	231	1,367
[c] Poste Italiane SpA, Reg S	Insurance	235	2,478
Prysmian SpA	Electrical Equipment	139	2,873
Recordati SpA	Pharmaceuticals	50	2,087
[a] Saipem SpA	Energy Equipment & Services	299	1,490
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	39	932
Snam SpA	Oil, Gas & Consumable Fuels	1,166	5,804
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	3,158	1,640
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	5,591	3,058
Tenaris SA	Energy Equipment & Services	244	3,198
Terna Rete Elettrica Nazionale SpA	Electric Utilities	717	4,573
UniCredit SpA	Banks	1,151	14,190
Unione di Banche Italiane SpA	Banks	451	1,233
UnipolSai Assicurazioni SpA	Insurance	385	991
			168,839
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	118	907

Luxembourg 0.1%
Eurofins Scientific SE	Life Sciences Tools & Services	5	2,215
RTL Group SA	Media	21	1,077
SES SA, IDR	Media	188	2,944
			6,236
Netherlands 4.2%
Aalberts NV	Machinery	52	2,047
ABN AMRO Group NV, GDR	Banks	209	4,478
[a] Adyen NV	IT Services	5	3,864
Aegon NV	Insurance	877	4,372
Akzo Nobel NV	Chemicals	118	11,105
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	203	42,476
ASR Nederland NV	Insurance	71	2,891
Boskalis Westminster	Construction & Engineering	45	1,041
EXOR NV	Diversified Financial Services	56	3,928
Grandvision NV	Specialty Retail	27	629
Heineken Holding NV	Beverages	54	5,676
Heineken NV	Beverages	121	13,523

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

ING Groep NV	Banks	2,015	23,397
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	587	13,221
Koninklijke DSM NV	Chemicals	90	11,141
Koninklijke KPN NV	Diversified Telecommunication Services	1,702	5,233
Koninklijke Philips NV	Health Care Equipment & Supplies	473	20,569
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	36	1,662
NN Group NV	Insurance	177	7,136
[a] OCI NV	Chemicals	50	1,375
[a] QIAGEN NV	Life Sciences Tools & Services	115	4,674
Randstad NV	Professional Services	60	3,300
Signify NV	Electrical Equipment	51	1,510
Wolters Kluwer NV	Professional Services	139	10,134
			199,382
Norway 1.1%
Aker ASA	Diversified Financial Services	13	748
Aker BP ASA	Oil, Gas & Consumable Fuels	55	1,578
DNB ASA	Banks	547	10,182
Equinor ASA	Oil, Gas & Consumable Fuels	505	9,977
Gjensidige Forsikring ASA	Insurance	84	1,692
Leroy Seafood Group ASA	Food Products	140	927
[a] Mowi ASA	Food Products	224	5,240
Norsk Hydro ASA	Metals & Mining	717	2,565
Orkla ASA	Food Products	415	3,684
Salmar ASA	Food Products	26	1,131
Schibsted ASA, A	Media	38	1,049
Schibsted ASA, B	Media	49	1,278
Telenor ASA	Diversified Telecommunication Services	337	7,158
Yara International ASA	Chemicals	93	4,514
			51,723
Poland 0.6%
Bank Pekao SA	Banks	82	2,458
CD Projekt SA	Entertainment	33	1,905
Cyfrowy Polsat SA	Media	158	1,261
[a] Dino Polska SA	Food & Staples Retailing	22	772
Grupa Lotos SA	Oil, Gas & Consumable Fuels	52	1,181
[a] KGHM Polska Miedz SA	Metals & Mining	71	1,971
mBank SA	Banks	7	807
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	353	908
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	159	3,837
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	897	1,277
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	427	4,903
Powszechny Zalkad Ubezpieczen SA	Insurance	288	3,372
Santander Bank Polska SA	Banks	16	1,591
			26,243
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	1,147	4,365
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	267	4,113
Jeronimo Martins SGPS SA	Food & Staples Retailing	128	2,065
			10,543
Russia 0.1%
Veon Ltd.	Wireless Telecommunication Services	340	972
Evraz PLC	Metals & Mining	281	2,379
Polymetal International PLC	Metals & Mining	144	1,827
			5,178
South Africa 0.0%†
Investec PLC	Capital Markets	325	2,114

Spain 4.7%
Acciona SA	Electric Utilities	11	1,183
Acerinox SA	Metals & Mining	75	754
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	123	4,918

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] ACS Actividades de Construccion y Servicios SA, rts., 7/08/19	Construction & Engineering	123	193
Aena SME SA	Transportation Infrastructure	36	7,146
Amadeus IT Group SA, A	IT Services	211	16,738
Banco Bilbao Vizcaya Argentaria SA	Banks	3,437	19,245
Banco de Sabadell SA	Banks	2,921	3,030
Banco Santander SA	Banks	8,288	38,513
Bankia SA	Banks	580	1,373
Bankinter SA	Banks	350	2,415
CaixaBank SA	Banks	1,845	5,291
[a] Cellnex Telecom SA	Diversified Telecommunication Services	112	4,150
Corporacion Financiera Alba SA	Diversified Financial Services	12	630
Corporacion Mapfre SA	Insurance	505	1,479
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	80	822
Enagas SA	Oil, Gas & Consumable Fuels	114	3,047
Endesa SA	Electric Utilities	158	4,068
Ferrovial SA	Construction & Engineering	242	6,203
Fomento de Construcciones y Contratas SA	Construction & Engineering	33	440
Grifols SA	Biotechnology	172	5,093
Iberdrola SA	Electric Utilities	3,146	31,406
Industria de Diseno Textil SA	Specialty Retail	544	16,386
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	153	1,707
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	169	2,348
Naturgy Energy Group SA	Gas Utilities	158	4,360
Red Electrica Corp. SA	Electric Utilities	222	4,630
Repsol SA	Oil, Gas & Consumable Fuels	699	10,973
[a] Repsol SA, rts., 7/4/19	Oil, Gas & Consumable Fuels	688	382
Siemens Gamesa Renewable Energy SA	Electrical Equipment	113	1,881
Telefonica SA	Diversified Telecommunication Services	2,343	19,267
Zardoya Otis SA	Machinery	77	586
			220,657
Sweden 4.2%
Alfa Laval AB	Machinery	166	3,625
Assa Abloy AB, B	Building Products	475	10,746
Atlas Copco AB	Machinery	200	5,742
Atlas Copco AB, A	Machinery	328	10,492
Boliden AB	Metals & Mining	138	3,532
Castellum AB	Real Estate Management & Development	144	2,756
Electrolux AB, B	Household Durables	126	3,223
Elekta AB, B	Health Care Equipment & Supplies	178	2,584
Epiroc AB, A	Machinery	317	3,303
Epiroc AB, B	Machinery	199	1,973
Ericsson, B	Communications Equipment	1,547	14,689
Essity AB, B	Household Products	317	9,751
[a] Fastighets AB Balder, B	Real Estate Management & Development	46	1,542
Hennes & Mauritz AB, B	Specialty Retail	456	8,127
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	128	7,113
Husqvarna AB, B	Household Durables	217	2,031
ICA Gruppen AB	Food & Staples Retailing	40	1,721
Industrivarden AB, A	Diversified Financial Services	121	2,762
Industrivarden AB, C	Diversified Financial Services	83	1,841
Investment AB Latour, B	Industrial Conglomerates	63	930
Investor AB, A	Diversified Financial Services	70	3,363
Investor AB, B	Diversified Financial Services	238	11,443
Kinnevik AB, B	Diversified Financial Services	123	3,202
L E Lundbergforetagen AB, B	Diversified Financial Services	40	1,499
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	91	2,824
Nibe Industrier AB	Building Products	150	2,198
Saab AB, B	Aerospace & Defense	48	1,563
Sandvik AB	Machinery	549	10,095

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Securitas AB, B	Commercial Services & Supplies	157	2,756
Skandinaviska Enskilda Banken AB, A	Banks	730	6,760
Skandinaviska Enskilda Banken AB, C	Banks	12	112
Skanska AB, B	Construction & Engineering	182	3,290
SKF AB, B	Machinery	189	3,478
Svenska Cellulosa AB, A	Paper & Forest Products	12	122
Svenska Cellulosa AB, B	Paper & Forest Products	293	2,548
Svenska Handelsbanken AB, A	Banks	763	7,556
Svenska Handelsbanken AB, B	Banks	18	184
Swedbank AB, A	Banks	510	7,665
Swedish Match AB	Tobacco	88	3,718
[a] Swedish Orphan Biovitrum AB	Biotechnology	89	1,716
Tele2 AB, B	Wireless Telecommunication Services	273	3,987
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	19	180
Telia Co. AB	Diversified Telecommunication Services	1,365	6,067
Trelleborg AB, B	Machinery	121	1,720
Volvo AB, B	Machinery	774	12,292
			198,821
Switzerland 14.9%
ABB Ltd.	Electrical Equipment	925	18,585
Adecco Group AG	Professional Services	81	4,873
[a] Alcon Inc.	Health Care Equipment & Supplies	238	14,715
Baloise Holding AG	Insurance	24	4,254
Banque Cantonale Vaudoise	Banks	1	779
Barry Callebaut AG	Food Products	1	2,008
Chocoladefabriken Lindt & Spruengli AG	Food Products	1	7,287
[a] Clariant AG	Chemicals	98	1,995
[a] Coca-Cola HBC AG	Beverages	103	3,896
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	264	22,431
[a] Credit Suisse Group AG	Capital Markets	1,303	15,643
DKSH Holding AG	Professional Services	18	1,056
[a] Dufry AG	Specialty Retail	16	1,357
EMS-Chemie Holding AG	Chemicals	3	1,949
Flughafen Zurich AG	Transportation Infrastructure	11	2,074
Geberit AG	Building Products	18	8,418
Georg Fischer AG	Machinery	2	1,914
Givaudan AG	Chemicals	5	14,133
Glencore PLC	Metals & Mining	5,750	20,004
Helvetia Holding AG	Insurance	17	2,136
[a] Julius Baer Group Ltd.	Capital Markets	112	4,992
Kuehne + Nagel International AG	Marine	25	3,715
[a] LafargeHolcim Ltd., B	Construction Materials	243	11,881
	Technology Hardware, Storage &
Logitech International SA	Peripherals	76	3,041
[a] Lonza Group AG	Life Sciences Tools & Services	38	12,838
Nestle SA	Food Products	1,537	159,312
Novartis AG	Pharmaceuticals	1,127	103,106
[a] OC Oerlikon Corp. AG	Machinery	103	1,259
Pargesa Holding SA, B	Diversified Financial Services	20	1,544
Partners Group Holding AG	Capital Markets	8	6,293
PSP Swiss Property AG	Real Estate Management & Development	20	2,341
Roche Holding AG	Pharmaceuticals	13	3,648
Roche Holding AG	Pharmaceuticals	359	101,128
Schindler Holding AG	Machinery	11	2,405
Schindler Holding AG, PC	Machinery	21	4,680
SGS SA	Professional Services	3	7,652
Sika AG	Chemicals	72	12,303
Sonova Holding AG	Health Care Equipment & Supplies	27	6,142
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	326	5,791
Straumann Holding AG	Health Care Equipment & Supplies	5	4,417
Sulzer AG	Machinery	10	1,094
Swatch Group AG	Textiles, Apparel & Luxury Goods	15	4,300

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Swatch Group AG	Textiles, Apparel & Luxury Goods	24	1,301
Swiss Life Holding AG	Insurance	17	8,435
[a] Swiss Prime Site AG	Real Estate Management & Development	37	3,235
Swiss Re AG	Insurance	154	15,675
Swisscom AG	Diversified Telecommunication Services	13	6,535
[a] Temenos AG	Software	31	5,553
[a] UBS Group AG	Capital Markets	1,797	21,380
Vifor Pharma AG	Pharmaceuticals	22	3,183
Zurich Insurance Group AG	Insurance	76	26,495
			705,181
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	48	1,468

United Kingdom 26.4%
3i Group PLC	Capital Markets	491	6,958
Admiral Group PLC	Insurance	103	2,894
Anglo American PLC	Metals & Mining	509	14,540
Antofagasta PLC	Metals & Mining	179	2,118
Ashmore Group PLC	Capital Markets	192	1,245
Ashtead Group PLC	Trading Companies & Distributors	240	6,885
Associated British Foods PLC	Food Products	179	5,611
AstraZeneca PLC	Pharmaceuticals	679	55,635
Auto Trader Group PLC	Interactive Media & Services	473	3,298
Aveva Group PLC	Software	33	1,698
Aviva PLC	Insurance	2,017	10,692
B&M European Value Retail SA	Multiline Retail	414	1,756
Babcock International Group PLC	Commercial Services & Supplies	132	770
BAE Systems PLC	Aerospace & Defense	1,657	10,447
Barclays PLC	Banks	8,919	17,004
Barratt Developments PLC	Household Durables	515	3,753
Bellway PLC	Household Durables	64	2,268
BHP Group PLC	Metals & Mining	1,075	27,568
BP PLC	Oil, Gas & Consumable Fuels	10,281	71,782
British American Tobacco PLC	Tobacco	1,180	41,284
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	492	3,371
BT Group PLC	Diversified Telecommunication Services	4,307	10,769
Bunzl PLC	Trading Companies & Distributors	174	4,599
Burberry Group PLC	Textiles, Apparel & Luxury Goods	210	4,976
Capital & Counties Properties PLC	Real Estate Management & Development	359	990
Centrica PLC	Multi-Utilities	2,949	3,295
Cineworld Group PLC	Entertainment	531	1,712
CNH Industrial NV	Machinery	509	5,227
[a] Cobham PLC	Aerospace & Defense	1,261	1,710
Compass Group PLC	Hotels, Restaurants & Leisure	817	19,621
ConvaTec Group PLC	Health Care Equipment & Supplies	758	1,406
Croda International PLC	Chemicals	66	4,301
CYBG PLC	Banks	641	1,569
DCC PLC	Industrial Conglomerates	52	4,646
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	52	2,062
Diageo PLC	Beverages	1,200	51,682
Direct Line Insurance Group PLC	Insurance	708	2,990
DS Smith PLC	Containers & Packaging	675	3,114
easyJet PLC	Airlines	95	1,152
Experian PLC	Professional Services	468	14,200
[a] Ferguson PLC	Trading Companies & Distributors	120	8,553
Fiat Chrysler Automobiles NV	Automobiles	573	8,004
Fresnillo PLC	Metals & Mining	93	1,030
G4S PLC	Commercial Services & Supplies	828	2,192
GlaxoSmithKline PLC	Pharmaceuticals	2,522	50,605
GVC Holdings PLC	Hotels, Restaurants & Leisure	290	2,406

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Halma PLC	Components	196	5,039
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	399	1,407
Hargreaves Lansdown PLC	Capital Markets	142	3,468
Hikma Pharmaceuticals PLC	Pharmaceuticals	73	1,600
Hiscox Ltd.	Insurance	142	3,058
Howden Joinery Group PLC	Trading Companies & Distributors	318	2,052
HSBC Holdings PLC	Banks	10,451	87,374
IMI PLC	Machinery	136	1,797
Imperial Brands PLC	Tobacco	489	11,494
Inchcape PLC	Distributors	212	1,662
Informa PLC	Media	645	6,854
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	92	6,056
International Consolidated Airlines Group SA	Airlines	381	2,312
Intertek Group PLC	Professional Services	85	5,952
ITV PLC	Media	1,936	2,661
J Sainsbury PLC	Food & Staples Retailing	810	2,020
JD Sports Fashion PLC	Specialty Retail	190	1,418
John Wood Group PLC	Energy Equipment & Services	328	1,887
Johnson Matthey PLC	Chemicals	100	4,237
[a] Just Eat PLC	Internet & Direct Marketing Retail	305	2,426
Jyske Bank AS	Banks	36	1,250
Kingfisher PLC	Specialty Retail	1,076	2,943
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	364	3,860
Legal & General Group PLC	Insurance	3,032	10,399
Lloyds Banking Group PLC	Banks	36,276	26,127
London Stock Exchange Group PLC	Capital Markets	161	11,241
Marks & Spencer Group PLC	Multiline Retail	1,027	2,754
Mediclinic International PLC	Health Care Providers & Services	201	780
Meggitt PLC	Aerospace & Defense	396	2,641
Melrose Industries PLC	Electrical Equipment	2,510	5,777
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	351	2,006
Micro Focus International PLC	Software	177	4,649
Mondi PLC	Paper & Forest Products	181	4,123
National Grid PLC	Multi-Utilities	1,752	18,636
Next PLC	Multiline Retail	69	4,853
[a] Ocado Group PLC	Internet & Direct Marketing Retail	226	3,357
Pearson PLC	Media	403	4,203
Pennon Group PLC	Water Utilities	218	2,061
Persimmon PLC	Household Durables	164	4,168
Phoenix Group Holdings PLC	Insurance	264	2,382
Prudential PLC	Insurance	1,338	29,221
Quilter PLC	Capital Markets	989	1,767
Reckitt Benckiser Group PLC	Household Products	324	25,624
RELX PLC	Professional Services	979	23,792
	Electronic Equipment, Instruments &
Renishaw PLC	Components	19	1,030
Rentokil Initial PLC	Commercial Services & Supplies	942	4,766
Rightmove PLC	Interactive Media & Services	502	3,416
Rolls-Royce Holdings PLC	Aerospace & Defense	867	9,273
Royal Bank of Scotland Group PLC	Banks	2,300	6,434
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	2,247	73,567
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,945	63,890
Royal Mail PLC	Air Freight & Logistics	446	1,203
RPC Group PLC	Containers & Packaging	201	2,028
RSA Insurance Group PLC	Insurance	520	3,817
Schroders PLC	Capital Markets	59	2,290
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	562	5,223
Severn Trent PLC	Water Utilities	123	3,206
Smith & Nephew PLC	Health Care Equipment & Supplies	457	9,917
Smiths Group PLC	Industrial Conglomerates	204	4,063

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Spirax-Sarco Engineering PLC	Machinery	38	4,442
SSE PLC	Electric Utilities	531	7,582
St. James's Place Capital PLC	Capital Markets	267	3,731
Standard Chartered PLC	Banks	1,402	12,744
Standard Life Aberdeen PLC	Capital Markets	1,217	4,563
Subsea 7 SA	Energy Equipment & Services	125	1,505
Tate & Lyle PLC	Food Products	250	2,349
Taylor Wimpey PLC	Household Durables	1,669	3,351
TechnipFMC PLC	Energy Equipment & Services	236	6,074
Tesco PLC	Food & Staples Retailing	4,967	14,331
The Berkeley Group Holdings PLC	Household Durables	62	2,944
The Sage Group PLC	Software	554	5,657
Travis Perkins PLC	Trading Companies & Distributors	125	2,028
Unilever NV, IDR	Personal Products	753	45,929
Unilever PLC	Personal Products	560	34,884
United Utilities Group PLC	Water Utilities	357	3,557
Vodafone Group PLC	Wireless Telecommunication Services	13,879	22,843
Weir Group PLC	Machinery	138	2,716
Whitbread PLC	Hotels, Restaurants & Leisure	90	5,302
William Morrison Supermarkets PLC	Food & Staples Retailing	1,143	2,930
WPP PLC	Media	631	7,952
			1,249,313
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	85	3,764

Total Common Stocks and Other Equity Interests (Cost $5,226,538)			4,651,844
Preferred Stocks 0.9%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 6.447%, pfd.	Automobiles	28	1,741
[d] Fuchs Petrolub SE, 2.747%, pfd.	Chemicals	34	1,339
[d] Henkel AG & Co. KGaA, 2.151%, pfd.	Household Products	90	8,816
[d] Porsche Automobil Holding SE, 3.868%, pfd.	Automobiles	80	5,206
[d] RWE AG, 3.218%, pfd.	Multi-Utilities	19	471
[d] Sartorius AG, 0.344%, pfd.	Health Care Equipment & Supplies	17	3,490
[d] Volkswagen AG, 3.279%, pfd.	Automobiles	95	16,035
			37,098
Spain 0.1%
[d] Grifols SA, 1.940%, pfd., B	Biotechnology	140	2,918

Total Preferred Stocks (Cost $50,851)			40,016
Short Term Investments (Cost $36,112) 0.8%
United States 0.8%
[e,f] Institutional Fiduciary Trust Portfolio, 2.05%		36,112	36,112

Total Investments (Cost $5,313,501) 100.1%			4,727,972

Other Assets, less Liabilities (0.1)%			(2,409)
Net Assets 100.0%			$4,725,563

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $5,638, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $13,637, representing 0.3% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	836,350	$127,603	7/02/19	$6	$—
Danish Krone	BOFA	Sell	836,350	125,131	7/02/19	—	(2,478)
Euro	BOFA	Buy	673,150	766,560	7/02/19	23	—
Euro	HSBK	Buy	673,150	766,572	7/02/19	12	—
Euro	UBSW	Buy	673,150	766,568	7/02/19	16	—
Euro	HSBK	Sell	673,150	751,913	7/02/19	—	(14,670)
Euro	BOFA	Sell	673,150	751,896	7/02/19	—	(14,688)
Euro	UBSW	Sell	673,150	751,896	7/02/19	—	(14,687)
Great British Pound	BOFA	Buy	1,001,050	1,273,998	7/02/19	38	—
Great British Pound	BOFA	Sell	1,001,050	1,263,617	7/02/19	—	(10,419)
Norwegian Krone	BOFA	Buy	465,950	54,647	7/02/19	3	—
Norwegian Krone	BOFA	Sell	465,950	53,284	7/02/19	—	(1,366)
Polish Zloty	BOFA	Buy	99,235	26,608	7/02/19	2	—
Polish Zloty	BOFA	Sell	99,235	25,853	7/02/19	—	(757)
Swedish Krona	BOFA	Buy	1,788,260	192,728	7/02/19	10	—
Swedish Krona	BOFA	Sell	1,788,260	188,314	7/02/19	—	(4,423)
Swiss Franc	MSCO	Buy	650,865	667,537	7/02/19	16	—
Swiss Franc	MSCO	Sell	650,865	648,925	7/02/19	—	(18,629)
Danish Krone	BOFA	Sell	841,600	128,755	8/02/19	—	(7)
Euro	HSBK	Sell	686,180	783,407	8/02/19	—	(12)
Euro	BOFA	Sell	686,180	783,400	8/02/19	—	(19)
Euro	UBSW	Sell	686,180	783,400	8/02/19	—	(19)
Great British Pound	BOFA	Sell	1,009,360	1,286,563	8/02/19	—	(49)
Norwegian Krone	BOFA	Sell	469,710	55,145	8/02/19	—	(4)
Polish Zloty	BOFA	Sell	102,650	27,546	8/02/19	—	(3)
Swedish Krona	BOFA	Sell	1,863,525	201,312	8/02/19	—	(13)
Swiss Franc	MSCO	Sell	665,740	684,964	8/05/19	—	(25)
Total Forward Exchange Contracts						$126	$(82,268)
Net unrealized appreciation (depreciation)							$(82,142)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index		Long	1	$39,471	9/20/19	$238
*As of period end.

Abbreviations

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Selected Portfolio

BOFA	-	Bank of America Corp.
GDR	-	Global Depositary Receipt
HSBK	-	HSBC Bank PLC
IDR	-	International Depositary Receipt
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 99.8%
France 97.6%
Accor SA	Hotels, Restaurants & Leisure	480	$20,635
Aeroports de Paris SA	Transportation Infrastructure	69	12,195
[a] Air France-KLM	Airlines	471	4,533
Air Liquide SA	Chemicals	1,026	143,773
Airbus SE	Aerospace & Defense	1,341	190,403
[b] ALD SA, 144A	Road & Rail	204	3,197
Alstom SA	Machinery	378	17,563
Amundi SA	Capital Markets	138	9,649
Arkema SA	Chemicals	174	16,205
Atos SE	IT Services	225	18,838
AXA SA	Insurance	4,677	123,034
Biomerieux	Health Care Equipment & Supplies	99	8,213
BNP Paribas SA	Banks	2,634	125,278
Bollore	Air Freight & Logistics	2,414	10,666
Bouygues SA	Construction & Engineering	504	18,694
Bureau Veritas SA	Professional Services	672	16,622
Capgemini SE	IT Services	378	47,072
Carrefour SA	Food & Staples Retailing	1,362	26,337
Casino Guichard-Perrachon SA	Food & Staples Retailing	132	4,510
Cie Generale des Etablissements Michelin SCA	Auto Components	429	54,497
CNP Assurances	Insurance	390	8,865
Compagnie de Saint-Gobain	Building Products	1,185	46,253
	Equity Real Estate Investment Trusts
Covivio	(REITs)	108	11,321
Credit Agricole SA	Banks	2,793	33,540
Danone SA	Food Products	1,455	123,443
Dassault Aviation SA	Aerospace & Defense	6	8,637
Dassault Systemes	Software	321	51,287
Edenred	Commercial Services & Supplies	579	29,579
EDF SA	Electric Utilities	1,223	15,439
Eiffage SA	Construction & Engineering	180	17,821
Elis SA	Commercial Services & Supplies	465	8,446
Engie SA	Multi-Utilities	4,032	61,252
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	714	93,304
Eurazeo SE	Diversified Financial Services	117	8,168
Eutelsat Communications SA	Media	450	8,425
Faurecia SA	Auto Components	177	8,226
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	126	18,883
Getlink SE	Transportation Infrastructure	1,101	17,666
Hermes International	Textiles, Apparel & Luxury Goods	75	54,167
	Equity Real Estate Investment Trusts
ICADE	(REITs)	78	7,159
Iliad SA	Diversified Telecommunication Services	57	6,411
Imerys SA	Construction Materials	90	4,778
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	150	13,286
Ipsen SA	Pharmaceuticals	84	11,479
JCDecaux SA	Media	177	5,370
Kering SA	Textiles, Apparel & Luxury Goods	180	106,612
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	465	15,611
L'Oreal SA	Personal Products	585	166,883
Lagardere SCA	Media	279	7,276
Legrand SA	Electrical Equipment	648	47,450
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	606	258,309
Natixis SA	Capital Markets	2,043	8,234
Orange SA	Diversified Telecommunication Services	4,656	73,516
Orpea	Health Care Providers & Services	111	13,412

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Pernod Ricard SA	Beverages	516	95,224
Peugeot SA	Automobiles	1,320	32,575
Plastic Omnium SA	Auto Components	132	3,447
Publicis Groupe	Media	510	26,966
Remy Cointreau SA	Beverages	60	8,664
Renault SA	Automobiles	447	28,145
Rexel SA	Trading Companies & Distributors	744	9,460
Rubis SCA	Gas Utilities	216	12,181
Safran SA	Aerospace & Defense	801	117,534
Sanofi	Pharmaceuticals	2,637	227,959
Sartorius Stedim Biotech	Life Sciences Tools & Services	57	9,003
Schneider Electric SE	Electrical Equipment	1,275	115,809
SCOR SE	Insurance	363	15,940
SEB SA	Household Durables	66	11,883
Societe BIC SA	Commercial Services & Supplies	63	4,810
Societe Generale SA	Banks	1,758	44,485
Sodexo SA	Hotels, Restaurants & Leisure	213	24,936
Suez	Multi-Utilities	897	12,963
Teleperformance	Professional Services	141	28,293
Thales SA	Aerospace & Defense	243	30,067
Total SA	Oil, Gas & Consumable Fuels	5,877	329,784
[a] UbiSoft Entertainment SA	Entertainment	207	16,228
Valeo SA	Auto Components	579	18,858
Veolia Environnement SA	Multi-Utilities	1,224	29,857
Vinci SA	Construction & Engineering	1,131	115,996
Vivendi SA	Media	2,352	64,845
Wendel SA	Diversified Financial Services	69	9,421
[a,c] Worldline SA, Reg S	IT Services	201	14,650
			3,702,405
Luxembourg 0.7%
Eurofins Scientific SE	Life Sciences Tools & Services	27	11,961
SES SA, IDR	Media	858	13,435
			25,396
Switzerland 0.7%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	1,539	27,341

United Kingdom 0.8%
TechnipFMC PLC	Energy Equipment & Services	1,113	28,645

Total Investments (Cost $3,742,081) 99.8%			3,783,787

Other Assets, less Liabilities 0.2%			9,401
Net Assets 100.0%			$3,793,188

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2019, the value of this security was $3,197, representing 0.1% of net assets. cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2019, the value of this security was $14,650, representing 0.4% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
CAC40 Mini		Long	1	$6,301	7/19/19	$22
*As of period end.

Abbreviations

Selected Portfolio

IDR	- International Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.0%
Germany 93.2%
1&1 Drillisch AG	Wireless Telecommunication Services	160	$5,342
Adidas AG	Textiles, Apparel & Luxury Goods	672	207,772
Allianz SE	Insurance	1,448	349,584
Aroundtown SA	Real Estate Management & Development	2,304	19,012
Axel Springer SE	Media	156	11,006
BASF SE	Chemicals	3,136	228,276
Bayer AG	Pharmaceuticals	3,200	222,075
Bayerische Motoren Werke AG	Automobiles	1,100	81,537
Beiersdorf AG	Personal Products	344	41,349
Brenntag AG	Trading Companies & Distributors	532	26,239
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	124	12,250
Commerzbank AG	Banks	3,552	25,561
Continental AG	Auto Components	368	53,734
Covestro AG	Chemicals	584	29,735
Daimler AG	Automobiles	2,944	164,027
[a] Delivery Hero SE	Internet & Direct Marketing Retail	376	17,081
Deutsche Bank AG	Capital Markets	7,012	54,140
Deutsche Boerse AG	Capital Markets	628	88,967
Deutsche Lufthansa AG	Airlines	812	13,935
Deutsche Post AG	Air Freight & Logistics	3,336	109,792
Deutsche Telekom AG	Diversified Telecommunication Services	11,064	191,667
Deutsche Wohnen AG	Real Estate Management & Development	1,224	44,981
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	116	4,066
E.ON SE	Multi-Utilities	7,436	80,879
Evonik Industries AG	Chemicals	572	16,682
Fielmann AG	Specialty Retail	84	6,103
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	10,676
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	728	57,237
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,392	75,583
Fuchs Petrolub SE	Chemicals	112	3,999
GEA Group AG	Machinery	568	16,171
Grenkeleasing AG	Consumer Finance	92	9,890
Hannover Rueck SE	Insurance	208	33,683
Hapag-Lloyd AG	Marine	96	4,209
HeidelbergCement AG	Construction Materials	512	41,491
Hella GmbH & Co. KGaA	Auto Components	152	7,526
Henkel AG & Co. KGaA	Household Products	348	32,001
Hochtief AG	Construction & Engineering	68	8,294
Hugo Boss AG	Textiles, Apparel & Luxury Goods	220	14,656
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	4,268	75,579
Innogy SE	Multi-Utilities	476	20,409
K+S AG	Chemicals	656	12,237
KION Group AG	Machinery	244	15,405
Knorr-Bremse AG	Machinery	164	18,303
Lanxess AG	Chemicals	316	18,806
LEG Immobilien AG	Real Estate Management & Development	216	24,401
Merck KGaA	Pharmaceuticals	444	46,498
METRO AG	Food & Staples Retailing	584	10,691
MTU Aero Engines AG	Aerospace & Defense	176	41,990
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	476	119,635
Osram Licht AG	Electrical Equipment	300	9,894
ProSiebenSat.1 Media SE	Media	776	12,208
Puma SE	Textiles, Apparel & Luxury Goods	280	18,701
Rational AG	Machinery	12	8,275
Rheinmetall AG	Industrial Conglomerates	148	18,144
[a,b] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	224	6,469
RWE AG	Multi-Utilities	1,828	45,111

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

SAP SE	Software	3,320	456,572
[c] Scout24 AG, Reg S	Interactive Media & Services	372	19,792
Siemens AG	Industrial Conglomerates	2,596	309,232
Siemens Healthineers AG	Health Care Equipment & Supplies	448	18,933
Suedzucker AG	Food Products	268	4,544
Symrise AG	Chemicals	432	41,640
[a] Talanx AG	Insurance	132	5,727
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,268	6,346
thyssenkrupp AG	Metals & Mining	1,592	23,251
	Independent Power and Renewable
Uniper SE	Electricity Producers	672	20,379
United Internet AG	Diversified Telecommunication Services	396	13,060
Volkswagen AG	Automobiles	108	18,590
Vonovia SE	Real Estate Management & Development	1,776	84,945
Wacker Chemie AG	Chemicals	52	4,120
Wirecard AG	IT Services	392	66,091
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	464	20,618
			4,057,804
Luxembourg 0.1%
RTL Group SA	Media	132	6,770

Netherlands 0.7%
[a] QIAGEN NV	Life Sciences Tools & Services	756	30,727

Total Common Stocks (Cost $4,350,660)			4,095,301
Preferred Stocks 5.7%
Germany 5.7%
[d] Bayerische Motoren Werke AG, 6.447%, pfd.	Automobiles	196	12,187
[d] Fuchs Petrolub SE, 2.747%, pfd.	Chemicals	240	9,451
[d] Henkel AG & Co. KGaA, 2.151%, pfd.	Household Products	596	58,384
[d] Porsche Automobil Holding SE, 3.868%, pfd.	Automobiles	524	34,097
[d] RWE AG, 3.218%, pfd.	Multi-Utilities	136	3,369
[d] Sartorius AG, 0.344%, pfd.	Health Care Equipment & Supplies	116	23,818
[d] Volkswagen AG, 3.279%, pfd.	Automobiles	628	106,002

Total Preferred Stocks (Cost $271,579)			247,308
Total Investments (Cost $4,622,239) 99.7%			4,342,609

Other Assets, less Liabilities 0.3%			10,889
Net Assets 100.0%			$4,353,498

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $31,153, representing 0.7% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2019, the value of this security was $19,792, representing 0.5% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.5%
Cambodia 0.3%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	50,000	$61,504

China 6.9%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	22,500	127,728
China Mengniu Dairy Co. Ltd.	Food Products	88,000	340,736
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	80,000	16,589
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	95,000	10,579
Guotai Junan International holdings Ltd.	Capital Markets	100,000	17,280
Kerry Logistics Network Ltd.	Air Freight & Logistics	17,500	31,495
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	240,000	185,856
Minth Group Ltd.	Auto Components	23,050	62,106
[a] MMG Ltd.	Metals & Mining	80,000	27,955
Nexteer Automotive Group Ltd.	Auto Components	25,000	31,104
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	97,500	108,576
Shougang Fushan Resources Group Ltd.	Metals & Mining	120,000	26,112
Shui On Land Ltd.	Real Estate Management & Development	110,000	25,485
Tingyi Cayman Islands Holding Corp.	Food Products	60,000	100,147
[a] Towngas China Co. Ltd.	Gas Utilities	35,000	25,222
Uni-President China Holdings Ltd.	Food Products	40,000	44,544
Want Want China Holdings Ltd.	Food Products	180,000	146,304
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	110,000	54,208
			1,382,026
Hong Kong 86.4%
AIA Group Ltd.	Insurance	396,000	4,270,464
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	10,000	102,400
BOC Hong Kong (Holdings) Ltd.	Banks	117,500	462,480
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	29,760
Cathay Pacific Airways Ltd.	Airlines	20,000	29,901
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	65,000	54,163
Chow Tai Fook Jewellery Group Ltd.	Specialty Retail	33,000	35,904
CK Asset Holdings Ltd.	Real Estate Management & Development	87,500	684,880
CK Hutchison Holdings Ltd.	Industrial Conglomerates	87,500	862,400
CK Infrastructure Holdings Ltd.	Electric Utilities	20,000	163,072
CLP Holdings Ltd.	Electric Utilities	54,000	595,815
Dah Sing Banking Group Ltd.	Banks	12,000	21,658
Dah Sing Financial Group Ltd.	Banks	4,000	18,688
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	10,000	71,500
First Pacific Co. Ltd.	Diversified Financial Services	70,000	28,403
Great Eagle Holdings Ltd.	Real Estate Management & Development	10,000	42,752
Haitong International Securities Group Ltd.	Capital Markets	80,000	26,112
Hang Lung Group Ltd.	Real Estate Management & Development	30,000	83,136
Hang Lung Properties Ltd.	Real Estate Management & Development	65,000	154,586
Hang Seng Bank Ltd.	Banks	23,500	585,056
Henderson Land Development Co. Ltd.	Real Estate Management & Development	43,000	236,947
Hong Kong and China Gas Co. Ltd.	Gas Utilities	322,000	713,861
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	41,200	1,454,459
Hongkong Land Holdings Ltd.	Real Estate Management & Development	38,000	244,720
Huabao International Holdings Ltd.	Chemicals	25,000	10,560
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	40,000	9,421
Hysan Development Co. Ltd.	Real Estate Management & Development	20,000	103,296
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	7,000	441,140

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Jardine Strategic Holdings Ltd.	Industrial Conglomerates	6,000	228,780
Johnson Electric Holdings Ltd.	Electrical Equipment	10,000	21,350
Kerry Properties Ltd.	Real Estate Management & Development	20,000	83,968
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	190,000	33,075
Lifestyle International Holdings Ltd.	Multiline Retail	15,000	21,926
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	69,000	847,872
Melco International Development Ltd.	Hotels, Restaurants & Leisure	25,000	55,424
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	24,000	40,796
MTR Corp. Ltd.	Road & Rail	47,500	319,808
New World Development Co. Ltd.	Real Estate Management & Development	185,000	289,370
NWS Holdings Ltd.	Industrial Conglomerates	45,000	92,506
PCCW Ltd.	Diversified Telecommunication Services	130,000	75,046
Power Assets Holdings Ltd.	Electric Utilities	45,000	323,712
Sa Sa International Holdings Ltd.	Specialty Retail	40,000	11,469
Samsonite International SA	Textiles, Apparel & Luxury Goods	42,000	96,338
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	40,000	50,432
Shun Tak Holdings Ltd.	Industrial Conglomerates	60,000	24,038
Sino Land Co. Ltd.	Real Estate Management & Development	100,000	167,680
Sun Art Retail Group Ltd.	Food & Staples Retailing	72,500	68,672
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	46,500	788,640
Swire Pacific Ltd., A	Real Estate Management & Development	17,500	215,040
Swire Pacific Ltd., B	Real Estate Management & Development	25,000	47,360
Swire Properties Ltd.	Real Estate Management & Development	35,000	141,344
Techtronic Industries Co. Ltd.	Machinery	41,000	313,830
Television Broadcasts Ltd.	Media	9,000	15,045
The Bank of East Asia Ltd.	Banks	41,000	114,669
The Wharf Holdings Ltd.	Real Estate Management & Development	40,000	105,984
[a] United Energy Group Ltd.	Oil, Gas & Consumable Fuels	240,000	47,002
Vitasoy International Holdings Ltd.	Food Products	26,000	124,966
VTech Holdings Ltd.	Communications Equipment	5,500	49,210
[b] WH Group Ltd., Reg S	Food Products	275,000	278,784
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	40,000	281,856
Wheelock and Co. Ltd.	Real Estate Management & Development	26,800	192,102
Xinyi Glass Holdings Ltd.	Auto Components	70,000	73,472
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,500	61,632
			17,240,732
Italy 0.3%
Prada SpA	Textiles, Apparel & Luxury Goods	17,000	52,550

Luxembourg 0.1%
L'Occitane International SA	Personal Products	13,750	27,174

Macau 5.1%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	70,000	471,744
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	45,000	6,336
Sands China Ltd.	Hotels, Restaurants & Leisure	78,000	372,903
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	60,000	68,275
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	48,000	107,520
			1,026,778
Singapore 0.3%
BOC Aviation Ltd.	Trading Companies & Distributors	7,000	58,778

Taiwan 0.1%
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	35,000	14,157

Total Investments (Cost $18,279,456) 99.5%			19,863,699

Other Assets, less Liabilities 0.5%			93,731
Net Assets 100.0%			$19,957,430

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2019, the value of this security was $278,784, representing 1.4% of net assets.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	2	$72,973	7/30/19	$409
*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 100.0%
India 100.0%
[a] 3M India Ltd.	Industrial Conglomerates	28	$9,417
ABB India Ltd.	Electrical Equipment	749	17,388
ACC Ltd.	Construction Materials	658	14,891
Adani Enterprises Ltd.	Trading Companies & Distributors	3,815	8,318
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	10,234	60,816
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	13,643	10,149
[a] Adani Transmissions Ltd.	Electric Utilities	4,039	13,116
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	7,532	10,017
Alkem Laboratories Ltd.	Pharmaceuticals	588	14,217
Ambuja Cements Ltd.	Construction Materials	11,312	34,881
Ashok Leyland Ltd.	Machinery	16,982	21,465
Asian Paints Ltd.	Chemicals	4,214	82,912
Aurobindo Pharma Ltd.	Pharmaceuticals	3,878	34,161
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	1,715	34,731
[a] Axis Bank Ltd.	Banks	26,236	307,314
Bajaj Auto Ltd.	Automobiles	1,267	51,890
Bajaj Finance Ltd.	Consumer Finance	2,534	135,133
Bajaj Finserv Ltd.	Insurance	553	68,294
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	392	20,434
Bandhan Bank Ltd.	Banks	1,750	13,658
[a] Bank of Baroda	Banks	7,735	13,626
[a] Bank of India	Banks	4,361	5,695
Berger Paints India Ltd.	Chemicals	3,437	15,809
Bharat Electronics Ltd.	Aerospace & Defense	8,631	14,067
Bharat Forge Ltd.	Auto Components	2,744	17,885
Bharat Heavy Electricals Ltd.	Electrical Equipment	12,103	12,826
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	14,595	82,979
Bharti Airtel Ltd.	Wireless Telecommunication Services	23,986	120,456
Bharti Infratel Ltd.	Diversified Telecommunication Services	12,558	48,584
Biocon Ltd.	Biotechnology	4,186	15,194
Bosch Ltd.	Auto Components	101	23,906
Britannia Industries Ltd.	Food Products	840	33,388
Cadila Healthcare Ltd.	Pharmaceuticals	3,619	12,672
[a] Canara Bank Ltd.	Banks	2,184	8,998
Castrol India Ltd.	Chemicals	7,063	13,563
Cipla Ltd.	Pharmaceuticals	4,718	37,828
Coal India Ltd.	Oil, Gas & Consumable Fuels	21,161	77,805
Colgate-Palmolive India Ltd.	Personal Products	931	15,210
Container Corp. of India Ltd.	Road & Rail	3,031	25,031
Cummins India Ltd.	Machinery	973	10,770
Dabur India Ltd.	Personal Products	7,735	44,879
[a] Dalmia Bharat Ltd.	Construction Materials	658	9,989
Divi's Laboratories Ltd.	Life Sciences Tools & Services	1,162	26,883
DLF Ltd.	Real Estate Management & Development	7,756	21,186
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	1,190	43,968
Eicher Motors Ltd.	Automobiles	196	54,344
Emami Ltd.	Personal Products	1,617	7,007
Exide Industries Ltd.	Auto Components	2,996	8,737
Federal Bank Ltd.	Banks	21,336	33,506
[a] Future Retail Ltd.	Multiline Retail	3,038	21,343
GAIL India Ltd.	Gas Utilities	7,938	35,874
Gillette India Ltd.	Personal Products	112	12,131
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	147	16,377
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	2,009	12,903
[a] GMR Infrastructure Ltd.	Construction & Engineering	21,245	4,586
Godrej Consumer Products Ltd.	Personal Products	5,390	51,778
Godrej Industries Ltd.	Industrial Conglomerates	1,036	7,265
Grasim Industries Ltd.	Construction Materials	4,711	62,386

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] Gruh Finance Ltd.	Thrifts & Mortgage Finance	2,569	10,276
Havell's India Ltd.	Electrical Equipment	3,507	39,941
HCL Technologies Ltd.	IT Services	7,896	121,784
HDFC Asset Management Co. Ltd.	Capital Markets	406	12,126
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	5,628	37,835
Hero Motocorp Ltd.	Automobiles	1,428	53,405
Hindalco Industries Ltd.	Metals & Mining	13,125	39,369
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	8,911	37,444
Hindustan Unilever Ltd.	Household Products	10,353	268,111
Hindustan Zinc Ltd.	Metals & Mining	3,395	12,006
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	25,123	797,829
[c] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	2,338	37,683
[c] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	4,452	25,066
[a] IDFC First Bank Ltd.	Banks	34,153	21,399
IDFC Ltd.	Diversified Financial Services	3,787	1,904
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	4,774	42,029
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	30,989	69,989
Infosys Ltd.	IT Services	55,118	584,497
[c] InterGlobe Aviation Ltd., Reg S	Airlines	1,407	31,756
ITC Ltd.	Tobacco	42,847	169,985
[a] Jindal Steel & Power Ltd.	Metals & Mining	5,705	11,740
	Independent Power and Renewable
[a] JSW Energy Ltd.	Electricity Producers	5,593	5,425
JSW Steel Ltd.	Metals & Mining	17,178	68,834
Kansai Nerolac Paints Ltd.	Chemicals	1,904	12,172
L&T Finance Holdings Ltd.	Diversified Financial Services	7,028	11,724
[c] Larsen & Toubro Infotech Ltd., Reg S	IT Services	413	10,946
Larsen & Toubro Ltd.	Construction & Engineering	4,921	110,728
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	3,640	29,280
Lupin Ltd.	Pharmaceuticals	3,241	35,437
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	4,361	24,538
Mahindra & Mahindra Ltd.	Automobiles	8,512	80,813
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	3,059	2,677
Marico Ltd.	Personal Products	6,615	35,510
Maruti Suzuki India Ltd.	Automobiles	1,764	166,993
Motherson Sumi Systems Ltd.	Auto Components	13,965	24,672
Mphasis Ltd.	IT Services	1,085	15,783
MRF Ltd.	Auto Components	14	11,481
Muthoot Finance Ltd.	Consumer Finance	1,414	13,208
Nestle India Ltd.	Food Products	336	57,986
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	35,126	12,620
NMDC Ltd.	Metals & Mining	10,703	17,513
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	34,756	71,171
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	44,079	107,120
Oil India Ltd.	Oil, Gas & Consumable Fuels	3,752	9,675
Oracle Financial Services Software Ltd.	Software	315	14,469
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	70	20,872
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	7,693	27,316
Pidilite Industries Ltd.	Chemicals	1,785	31,405
Piramal Enterprises Ltd.	Pharmaceuticals	1,344	37,897
[a] Power Finance Corp., Ltd.	Diversified Financial Services	9,233	17,950
Power Grid Corp. of India Ltd.	Electric Utilities	11,228	33,654
[a] Punjab National Bank Ltd.	Banks	13,454	15,505
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	2,023	21,171
[c] RBL Bank Ltd., Reg S	Banks	4,606	42,615
REC Ltd.	Diversified Financial Services	9,583	22,879
Reliance Capital Ltd.	Diversified Financial Services	1,827	1,750
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	45,360	823,449
Reliance Infrastructure Ltd.	Electric Utilities	1,981	1,596
	Independent Power and Renewable
[a] Reliance Power Ltd.	Electricity Producers	8,330	501
SBI Life Insurance Co. Ltd.	Insurance	3,500	36,695

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Shree Cement Ltd.	Construction Materials	126	39,831
Shriram Transport Finance Co. Ltd.	Consumer Finance	2,450	38,349
Siemens Ltd.	Industrial Conglomerates	1,246	23,671
[a] State Bank of India	Banks	26,117	136,681
[a] Steel Authority of India Ltd.	Metals & Mining	14,560	10,705
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	16,002	92,948
Sun TV Network Ltd.	Media	1,218	8,909
Tata Communications Ltd.	Diversified Telecommunication Services	1,001	7,032
Tata Consultancy Services Ltd.	IT Services	13,146	424,161
[a] Tata Motors Ltd.	Automobiles	14,749	34,732
[a] Tata Motors Ltd., A	Automobiles	5,705	6,583
Tata Power Co. Ltd.	Electric Utilities	13,853	13,847
Tata Steel Ltd.	Metals & Mining	4,221	30,844
Tech Mahindra Ltd.	IT Services	6,881	70,437
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	4,550	87,978
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	588	13,180
Torrent Power Ltd.	Electric Utilities	1,701	6,932
TVS Motor Co. Ltd.	Automobiles	1,652	10,248
UltraTech Cement Ltd.	Construction Materials	1,526	100,717
[a] Union Bank of India Ltd.	Banks	5,145	6,041
United Breweries Ltd.	Beverages	973	18,874
[a] United Spirits Ltd.	Beverages	4,347	36,837
UPL Ltd.	Chemicals	5,229	71,014
Vedanta Ltd.	Metals & Mining	24,444	61,741
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	120,148	21,148
Voltas Ltd.	Construction & Engineering	1,463	13,636
Wipro Ltd.	IT Services	21,049	85,535
[a] Wockhardt Ltd.	Pharmaceuticals	448	2,433
Yes Bank Ltd.	Banks	24,948	39,305
Zee Entertainment Enterprises Ltd.	Media	7,763	38,085
Total Investments (Cost $7,948,195) 100.0%			8,109,274

† Other Assets, less Liabilities 0.0%			629
Net Assets 100.0%			$8,109,903

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $37,835, representing 0.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $148,066, representing 1.8% of net assets.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
SGX Nifty 50	Long	1	$23,676	7/25/19	$128
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.6%
Italy 90.5%
A2A SpA	Multi-Utilities	50,589	$87,914
Assicurazioni Generali SpA	Insurance	36,270	683,999
Atlantia SpA	Transportation Infrastructure	13,905	362,780
Banca Mediolanum SpA	Diversified Financial Services	9,414	69,416
[a] Banco BPM SpA	Banks	49,689	101,289
Buzzi Unicem SpA	Construction Materials	2,106	42,798
Buzzi Unicem SpA, di Risp	Construction Materials	1,332	18,688
Davide Campari-Milano SpA	Beverages	18,153	178,095
DiaSorin SpA	Health Care Equipment & Supplies	738	85,808
Enel SpA	Electric Utilities	213,624	1,493,709
Eni SpA	Oil, Gas & Consumable Fuels	69,273	1,152,240
Ferrari NV	Automobiles	2,934	477,129
FinecoBank Banca Fineco SpA	Banks	16,263	181,684
Hera SpA	Multi-Utilities	26,685	102,228
Intesa Sanpaolo SpA	Banks	417,456	894,701
Italgas Reti SpA	Gas Utilities	16,038	107,904
Leonardo SpA	Aerospace & Defense	12,681	160,947
[a] Mediaset SpA	Media	10,134	33,179
Mediobanca Banca di Credito Finanziario SpA	Banks	23,850	246,236
Moncler SpA	Textiles, Apparel & Luxury Goods	5,976	255,886
Pirelli & C SpA	Auto Components	14,148	83,749
[b] Poste Italiane SpA, Reg S	Insurance	14,967	157,832
Prysmian SpA	Electrical Equipment	8,586	177,466
Recordati SpA	Pharmaceuticals	3,105	129,629
[a] Saipem SpA	Energy Equipment & Services	18,432	91,833
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	2,205	52,682
Snam SpA	Oil, Gas & Consumable Fuels	63,162	314,401
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	196,182	101,898
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	346,194	189,317
Tenaris SA	Energy Equipment & Services	15,318	200,782
Terna Rete Elettrica Nazionale SpA	Electric Utilities	44,235	282,099
UniCredit SpA	Banks	62,883	775,263
Unione di Banche Italiane SpA	Banks	31,365	85,724
UnipolSai Assicurazioni SpA	Insurance	19,008	48,899
			9,428,204
Netherlands 2.3%
EXOR NV	Diversified Financial Services	3,420	239,913

United Kingdom 6.8%
CNH Industrial NV	Machinery	30,627	314,530
Fiat Chrysler Automobiles NV	Automobiles	28,323	395,631
			710,161
Total Investments (Cost $9,802,726) 99.6%			10,378,278

Other Assets, less Liabilities 0.4%			37,552
Net Assets 100.0%			$10,415,830

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2019, the value of this security was $157,832, representing 1.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
FTSE MIB Index Mini	Long	1	$24,092	9/20/19	$(125)
*As of period end.

Abbreviations

Selected Portfolio

MIB	-	Milano Italia Borsa

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 98.8%
Japan 98.8%
ABC-Mart Inc.	Specialty Retail	1,700	$110,767
Acom Co. Ltd.	Consumer Finance	25,500	91,832
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	13,600	374,271
AEON Co. Ltd.	Food & Staples Retailing	47,600	817,780
AEON Financial Service Co. Ltd.	Consumer Finance	8,500	136,880
AEON Mall Co. Ltd.	Real Estate Management & Development	8,500	127,965
AGC Inc.	Building Products	11,900	411,430
Aica Kogyo Co. Ltd.	Building Products	3,400	113,607
[a] Aiful Corp.	Consumer Finance	20,400	41,656
AIN Holdings Inc.	Food & Staples Retailing	1,700	98,933
Air Water Inc.	Chemicals	10,200	174,576
Aisin Seiki Co. Ltd.	Auto Components	11,900	409,774
Ajinomoto Co. Inc.	Food Products	32,300	560,019
Alfresa Holdings Corp.	Health Care Providers & Services	11,900	293,579
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	13,600	229,233
Amada Holdings Co. Ltd.	Machinery	22,100	248,815
ANA Holdings Inc.	Airlines	6,800	225,194
Aoyama Trading Co. Ltd.	Specialty Retail	3,400	66,649
Aozora Bank Ltd.	Banks	6,800	163,215
[a] Aplus Financial Co. Ltd.	Consumer Finance	6,800	4,355
Ariake Japan Co. Ltd.	Food Products	1,700	107,295
Asahi Group Holdings Ltd.	Beverages	25,500	1,146,719
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	13,600	335,014
Asahi Kasei Corp.	Chemicals	85,000	906,093
Asics Corp.	Textiles, Apparel & Luxury Goods	11,900	128,896
ASKUL Corp.	Internet & Direct Marketing Retail	1,700	36,338
Astellas Pharma Inc.	Pharmaceuticals	125,800	1,792,306
Autobacs Seven Co. Ltd.	Specialty Retail	3,400	56,109
Awa Bank Ltd.	Banks	3,400	81,418
	Electronic Equipment, Instruments &
Azbil Corp.	Components	10,200	249,178
Bandai Namco Holdings Inc.	Leisure Products	13,600	660,182
Benefit One Inc.	Professional Services	3,400	58,634
Benesse Holdings Inc.	Diversified Consumer Services	5,100	118,719
BIC CAMERA Inc.	Specialty Retail	10,200	100,163
Bridgestone Corp.	Auto Components	40,800	1,606,401
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	15,300	288,987
Calbee Inc.	Food Products	5,100	137,654
	Technology Hardware, Storage &
CANON Inc.	Peripherals	69,700	2,035,235
Canon Marketing Japan Inc.	Distributors	3,400	74,128
Capcom Co. Ltd.	Entertainment	6,800	136,454
Casio Computer Co. Ltd.	Household Durables	15,300	190,007
Central Japan Railway Co.	Road & Rail	11,900	2,383,534
Chubu Electric Power Co. Inc.	Electric Utilities	45,900	643,938
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	13,600	888,658
Chuo Mitsui Trust Holdings Inc.	Banks	23,800	862,844
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	18,700	95,982
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	8,500	215,301
COMSYS Holdings Corp.	Construction & Engineering	8,500	215,537
Concordia Financial Group Ltd.	Banks	79,900	297,382
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	3,400	76,590
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	500	84,880
Credit Saison Co. Ltd.	Consumer Finance	10,200	119,382
CyberAgent Inc.	Media	6,800	246,464

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	20,400	434,735
Daicel Corp.	Chemicals	18,700	166,276
Daido Steel Co. Ltd.	Metals & Mining	1,700	64,456
Daifuku Co. Ltd.	Machinery	6,800	381,845
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	42,500	2,222,828
Daiichikosho Co. Ltd.	Entertainment	3,400	158,103
Daikin Industries Ltd.	Building Products	17,600	2,297,605
Daishi Hokuetsu Financial Group Inc.	Banks	1,700	43,518
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	4,500	573,673
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	44,200	1,288,585
Daiwa Securities Group Inc.	Capital Markets	102,000	446,948
DeNA Co. Ltd.	Entertainment	6,800	130,332
Denka Co. Ltd.	Chemicals	5,100	151,239
Denso Corp.	Auto Components	30,600	1,287,449
Dentsu Inc.	Media	15,300	533,952
DIC Corp.	Chemicals	5,100	134,624
	Semiconductors & Semiconductor
Disco Corp.	Equipment	1,700	278,968
DMG Mori Co. Ltd.	Machinery	6,800	108,873
Dowa Holdings Co. Ltd.	Metals & Mining	3,400	109,031
East Japan Railway Co.	Road & Rail	23,800	2,226,694
EBARA Corp.	Machinery	6,800	184,548
Eisai Co. Ltd.	Pharmaceuticals	17,000	961,082
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	11,900	270,384
Exedy Corp.	Auto Components	1,700	35,597
Ezaki Glico Co. Ltd.	Food Products	3,400	151,476
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	15,300	365,246
Fancl Corp.	Personal Products	5,100	125,441
FANUC Corp.	Machinery	13,000	2,404,771
Fast Retailing Co. Ltd.	Specialty Retail	3,400	2,055,337
FP Corp.	Containers & Packaging	1,700	103,824
Fuji Electric Co. Ltd.	Electrical Equipment	8,500	293,090
Fuji Media Holdings Inc.	Media	3,400	47,399
Fuji Oil Holdings Inc.	Food Products	3,400	102,562
Fuji Seal International Inc.	Containers & Packaging	3,400	103,982
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	23,800	1,206,789
Fujikura Ltd.	Electrical Equipment	18,700	70,294
Fujitsu General Ltd.	Household Durables	3,400	54,026
Fujitsu Ltd.	IT Services	11,900	829,709
Fukuoka Financial Group Inc.	Banks	10,200	186,221
Fukuyama Transporting Co. Ltd.	Road & Rail	1,700	61,537
Furukawa Electric Co. Ltd.	Electrical Equipment	3,400	99,564
Fuyo General Lease Co. Ltd.	Diversified Financial Services	1,700	96,724
Glory Ltd.	Machinery	3,400	89,749
GMO Internet Inc.	IT Services	3,400	61,600
GMO Payment Gateway Inc.	IT Services	2,800	192,575
Goldwin Inc.	Textiles, Apparel & Luxury Goods	1,200	150,473
GS Yuasa Corp.	Electrical Equipment	5,100	98,365
GungHo Online Entertainment Inc.	Entertainment	2,550	70,531
Gunma Bank Ltd.	Banks	28,900	101,126
H2O Retailing Corp.	Multiline Retail	5,100	58,792
Hachijuni Bank Ltd.	Banks	28,900	117,757
Hakuhodo DY Holdings Inc.	Media	17,000	286,226
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	8,500	330,959
Hankyu Hanshin Holdings Inc.	Road & Rail	15,300	548,153
Haseko Corp.	Household Durables	18,700	189,187
Heiwa Corp.	Leisure Products	3,400	69,837
Hikari Tsushin Inc.	Specialty Retail	1,700	370,642
Hino Motors Ltd.	Machinery	18,700	157,424
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	1,700	189,660

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

HIS Co. Ltd.	Hotels, Restaurants & Leisure	1,700	42,303
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	5,100	201,415
Hitachi Capital Corp.	Consumer Finance	3,400	75,580
Hitachi Chemical Co. Ltd.	Chemicals	6,800	184,674
Hitachi Construction Machinery Co. Ltd.	Machinery	6,800	176,848
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	5,100	262,242
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	61,200	2,243,167
Hitachi Metals Ltd.	Metals & Mining	13,600	153,622
Hitachi Transport System Ltd.	Road & Rail	3,400	110,451
Hokkaido Electric Power Co. Inc.	Electric Utilities	11,900	66,602
Hokugin Financial Group Inc.	Banks	8,500	88,361
[a] Hokuriku Electric Power Co.	Electric Utilities	11,900	86,262
Honda Motor Co. Ltd.	Automobiles	115,600	2,988,175
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	3,400	175,459
Hoshizaki Corp.	Machinery	3,400	253,091
House Foods Group Inc.	Food Products	5,100	191,475
Hoya Corp.	Health Care Equipment & Supplies	25,500	1,953,564
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	6,800	119,035
Ichigo Inc.	Real Estate Management & Development	11,900	34,903
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	15,300	460,108
IHI Corp.	Machinery	8,500	204,887
Iida Group Holdings Co. Ltd.	Household Durables	10,200	164,730
INPEX Corp.	Oil, Gas & Consumable Fuels	62,900	567,057
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	23,800	193,068
Isuzu Motors Ltd.	Automobiles	35,700	406,570
Ito En Ltd.	Beverages	3,400	158,418
ITOCHU Corp.	Trading Companies & Distributors	93,500	1,788,164
ITOCHU Techno-Solutions Corp.	IT Services	6,800	174,323
Itoham Yonekyu Holdings Inc.	Food Products	10,200	69,489
Izumi Co. Ltd.	Multiline Retail	1,700	68,716
J Front Retailing Co. Ltd.	Multiline Retail	17,000	194,867
Japan Airlines Co. Ltd.	Airlines	8,500	271,631
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	3,400	145,006
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	1,700	24,946
Japan Exchange Group Inc.	Capital Markets	35,700	567,277
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	1,700	39,289
Japan Post Bank Co. Ltd.	Banks	27,200	276,191
Japan Post Holdings Co. Ltd.	Insurance	86,700	981,752
Japan Post Insurance Co. Ltd.	Insurance	13,600	252,081
Japan Tobacco Inc.	Tobacco	79,900	1,764,638
JFE Holdings Inc.	Metals & Mining	34,000	499,397
JGC Corp.	Construction & Engineering	13,600	186,568
JSR Corp.	Chemicals	13,600	214,717
JTEKT Corp.	Machinery	15,300	185,463
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	209,100	1,037,155
K's Holdings Corp.	Specialty Retail	10,200	96,282
Kagome Co. Ltd.	Food Products	5,100	118,577
Kajima Corp.	Construction & Engineering	30,600	419,777
Kakaku.com Inc.	Interactive Media & Services	8,500	164,099
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	1,700	79,525
Kamigumi Co. Ltd.	Transportation Infrastructure	6,800	160,943
Kandenko Co. Ltd.	Construction & Engineering	6,800	56,803
Kaneka Corp.	Chemicals	3,400	127,808
Kansai Electric Power Co. Inc.	Electric Utilities	47,600	545,407
Kansai Mirai Financial Group Inc	Banks	10,200	65,324
Kansai Paint Co. Ltd.	Chemicals	13,600	285,153
KAO Corp.	Personal Products	32,000	2,438,463
Kawasaki Heavy Industries Ltd.	Machinery	10,200	239,805
[a] Kawasaki Kisen Kaisha Ltd.	Marine	5,100	62,247

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

KDDI Corp.	Wireless Telecommunication Services	115,600	2,943,648
Keihan Holdings Co. Ltd.	Industrial Conglomerates	6,800	296,324
Keikyu Corp.	Road & Rail	17,000	292,695
Keio Corp.	Road & Rail	8,500	559,356
Keisei Electric Railway Co. Ltd.	Road & Rail	8,500	309,657
Kewpie Corp.	Food Products	6,800	150,277
	Electronic Equipment, Instruments &
Keyence Corp.	Components	6,100	3,744,134
Kikkoman Corp.	Food Products	11,900	518,016
Kinden Corp.	Construction & Engineering	8,500	130,253
Kintetsu Group Holdings Co. Ltd.	Road & Rail	11,900	569,928
Kirin Holdings Co. Ltd.	Beverages	54,400	1,173,180
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	1,700	42,445
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	3,400	243,308
Kobe Steel Ltd.	Metals & Mining	17,000	111,240
Koei Tecmo Holdings Co. Ltd.	Entertainment	3,400	63,273
Koito Manufacturing Co. Ltd.	Auto Components	6,800	362,911
Kokuyo Co. Ltd.	Commercial Services & Supplies	5,100	71,383
Komatsu Ltd.	Machinery	61,200	1,476,889
Komeri Co. Ltd.	Specialty Retail	1,700	34,745
Konami Holdings Corp.	Entertainment	6,800	318,730
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	30,600	297,934
KOSE Corp.	Personal Products	1,700	285,122
Kubota Corp.	Machinery	74,800	1,244,815
Kuraray Co. Ltd.	Chemicals	23,800	284,301
Kurita Water Industries Ltd.	Machinery	6,800	168,832
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,700	119,445
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	20,400	1,332,040
Kyorin Holdings Inc.	Pharmaceuticals	3,400	60,212
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	1,700	79,367
Kyowa Exeo Corp.	Construction & Engineering	6,800	169,274
Kyowa Kirin Co. Ltd.	Pharmaceuticals	17,000	305,949
Kyudenko Corp.	Construction & Engineering	3,400	102,088
Kyushu Electric Power Co. Inc.	Electric Utilities	30,600	300,490
Kyushu Financial Group Inc.	Banks	27,200	107,548
Kyushu Railway Co.	Road & Rail	10,200	297,271
Lawson Inc.	Food & Staples Retailing	3,400	163,152
[a] Line Corp.	Interactive Media & Services	3,400	95,146
LINTEC Corp.	Chemicals	3,400	70,846
Lion Corp.	Household Products	17,000	316,679
LIXIL Group Corp.	Building Products	17,000	268,869
M3 Inc.	Health Care Technology	27,200	497,093
Mabuchi Motor Co. Ltd.	Electrical Equipment	3,400	116,289
Maeda Corp.	Construction & Engineering	8,500	68,006
Maeda Road Construction Co. Ltd.	Construction & Engineering	3,400	71,541
Makita Corp.	Machinery	17,000	577,501
Marubeni Corp.	Trading Companies & Distributors	103,700	686,264
Maruha Nichiro Corp.	Food Products	1,700	49,940
Marui Group Co. Ltd.	Multiline Retail	13,600	276,948
Maruichi Steel Tube Ltd.	Metals & Mining	3,400	94,451
Matsui Securities Co. Ltd.	Capital Markets	8,500	80,156
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	5,100	149,109
Mazda Motor Corp.	Automobiles	39,100	408,093
Mebuki Financial Group Inc.	Banks	69,700	181,787
Medipal Holdings Corp.	Health Care Providers & Services	10,200	225,226
Megmilk Snow Brand Co. Ltd.	Food Products	3,400	74,539
Meiji Holdings Co. Ltd.	Food Products	8,500	607,481
Minebea Mitsumi Inc.	Machinery	27,200	460,739
Miraca Holdings Inc.	Health Care Providers & Services	3,400	77,316
MISUMI Group Inc.	Machinery	18,700	468,975
Mitsubishi Chemical Holdings Corp.	Chemicals	88,400	617,504
Mitsubishi Corp.	Trading Companies & Distributors	86,700	2,285,391

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Mitsubishi Electric Corp.	Electrical Equipment	132,600	1,746,421
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	79,900	1,486,908
Mitsubishi Gas Chemical Co. Inc.	Chemicals	11,900	158,608
Mitsubishi Heavy Industries Ltd.	Machinery	18,700	814,198
Mitsubishi Logistics Corp.	Transportation Infrastructure	5,100	140,304
Mitsubishi Materials Corp.	Metals & Mining	8,500	241,809
Mitsubishi Motors Corp.	Automobiles	42,500	203,546
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	1,700	44,606
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	15,300	170,410
Mitsubishi UFJ Financial Group Inc.	Banks	826,200	3,926,252
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	30,600	162,174
Mitsui & Co. Ltd.	Trading Companies & Distributors	113,900	1,854,284
Mitsui Chemicals Inc.	Chemicals	11,900	294,573
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	62,900	1,525,211
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	3,400	81,292
Mitsui O.S.K. Lines Ltd.	Marine	6,800	162,773
Miura Co. Ltd.	Machinery	6,800	209,857
Mizuho Financial Group Inc.	Banks	1,711,900	2,480,301
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	1,700	72,345
Monotaro Co. Ltd.	Trading Companies & Distributors	8,500	207,175
Morinaga & Co. Ltd.	Food Products	3,400	165,677
Morinaga Milk Industry Co. Ltd.	Food Products	3,400	134,593
MS&AD Insurance Group Holdings Inc.	Insurance	32,300	1,025,302
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	37,400	1,680,119
Nabtesco Corp.	Machinery	8,500	236,208
Nagase & Co. Ltd.	Trading Companies & Distributors	6,800	101,931
Nagoya Railroad Co. Ltd.	Road & Rail	13,600	376,291
Nankai Electric Railway Co. Ltd.	Road & Rail	6,800	165,361
	Technology Hardware, Storage &
NEC Corp.	Peripherals	17,000	669,018
[a] Nexon Co. Ltd.	Entertainment	27,200	394,342
NGK Insulators Ltd.	Machinery	18,700	272,672
NGK Spark Plug Co. Ltd.	Auto Components	13,600	255,237
NH Foods Ltd.	Food Products	6,800	291,275
NHK Spring Co. Ltd.	Auto Components	10,200	78,767
Nichirei Corp.	Food Products	6,800	161,385
Nidec Corp.	Electrical Equipment	15,300	2,091,076
Nifco Inc.	Auto Components	5,100	126,340
Nihon Kohden Corp.	Health Care Equipment & Supplies	5,100	138,127
Nihon M&A Center Inc.	Professional Services	8,500	203,861
Nihon Unisys Ltd.	IT Services	5,100	171,120
Nikon Corp.	Household Durables	23,800	336,655
Nintendo Co. Ltd.	Entertainment	7,200	2,639,020
Nippo Corp.	Construction & Engineering	3,400	66,996
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	5,100	129,180
Nippon Express Co. Ltd.	Road & Rail	5,100	271,236
Nippon Gas Co. Ltd.	Gas Utilities	3,400	86,436
Nippon Kayaku Co. Ltd.	Chemicals	11,900	143,255
Nippon Paint Holdings Co. Ltd.	Chemicals	10,200	395,730
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	6,800	120,423
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	3,400	239,837
Nippon Shobukai Co. Ltd.	Chemicals	1,700	112,345
Nippon Steel Corp.	Metals & Mining	56,100	962,771
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	42,500	1,979,047
Nippon Television Holdings Inc.	Media	3,400	50,366
Nippon Yusen KK	Marine	11,900	190,970
Nipro Corp.	Health Care Equipment & Supplies	8,500	94,278
Nishi-Nippon Financial Holdings Inc.	Banks	10,200	73,371
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	5,100	108,873
Nissan Chemical Corp.	Chemicals	8,500	383,029
Nissan Motor Co. Ltd.	Automobiles	129,200	925,290
Nissan Shatai Co. Ltd.	Automobiles	3,400	33,072

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Nisshin Seifun Group Inc.	Food Products	17,000	387,999
Nisshinbo Holdings Inc.	Industrial Conglomerates	8,500	64,929
Nissin Foods Holdings Co. Ltd.	Food Products	5,100	328,513
Nitori Co. Ltd.	Specialty Retail	5,100	675,961
Nitto Denko Corp.	Chemicals	10,200	503,373
Noevir Holdings Co. Ltd.	Personal Products	1,700	92,937
NOF Corp.	Chemicals	5,100	190,055
NOK Corp.	Auto Components	8,500	127,334
Nomura Holdings Inc.	Capital Markets	222,700	784,225
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	8,500	182,718
Nomura Research Institute Ltd.	IT Services	20,400	326,998
North Pacific Bank Ltd.	Banks	18,700	44,433
NS Solutions Corp.	IT Services	1,700	53,963
NSK Ltd.	Machinery	28,900	257,509
NTN Corp.	Machinery	25,500	75,738
NTT Data Corp.	IT Services	42,500	566,062
NTT DoCoMo Inc.	Wireless Telecommunication Services	78,200	1,823,626
Obayashi Corp.	Construction & Engineering	45,900	452,013
OBIC Business Consultants Co. Ltd.	Software	1,700	77,079
OBIC Co. Ltd.	IT Services	4,500	509,560
Odakyu Electric Railway Co. Ltd.	Road & Rail	20,400	499,302
Oji Holdings Corp.	Paper & Forest Products	62,900	363,132
Okuma Corp.	Machinery	1,700	87,256
Olympus Corp.	Health Care Equipment & Supplies	74,800	830,340
	Electronic Equipment, Instruments &
Omron Corp.	Components	11,900	620,735
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	28,900	518,236
Open House Co. Ltd.	Real Estate Management & Development	1,700	69,584
Oracle Corp. Japan	Software	1,700	124,179
Orient Corp.	Consumer Finance	39,100	41,735
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	12,500	1,547,707
ORIX Corp.	Diversified Financial Services	86,700	1,293,982
Osaka Gas Co. Ltd.	Gas Utilities	25,500	444,250
OSG Corp.	Machinery	5,100	100,542
Otsuka Corp.	IT Services	6,800	273,603
Otsuka Holdings Co. Ltd.	Pharmaceuticals	28,900	943,126
Paltac Corp.	Distributors	1,700	93,410
Pan Pacific International Holdings Corp.	Multiline Retail	8,500	539,632
Panasonic Corp.	Household Durables	142,800	1,189,691
Park24 Co. Ltd.	Commercial Services & Supplies	6,800	158,355
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	18,700	91,643
[a] PeptiDream Inc.	Biotechnology	5,100	260,822
Persol Holdings Co. Ltd.	Professional Services	11,900	279,552
Pigeon Corp.	Household Products	6,800	273,603
Pilot Corp.	Commercial Services & Supplies	1,700	65,718
Pola Orbis Holdings Inc.	Personal Products	5,100	142,482
Rakuten Inc.	Internet & Direct Marketing Retail	54,400	646,297
Recruit Holdings Co. Ltd.	Professional Services	79,900	2,665,311
Relo Group Inc.	Real Estate Management & Development	6,800	171,231
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	44,200	219,482
Rengo Co. Ltd.	Containers & Packaging	13,600	109,189
Resona Holdings Inc.	Banks	147,900	615,815
Resorttrust Inc.	Hotels, Restaurants & Leisure	5,100	78,057
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	45,900	458,404
Rinnai Corp.	Household Durables	1,700	108,084
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	5,100	342,714
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	6,800	184,548
Ryohin Keikaku Co. Ltd.	Multiline Retail	1,700	307,054
Sankyo Co. Ltd.	Leisure Products	3,400	123,074
Sankyu Inc.	Road & Rail	3,400	178,615
Sanrio Co. Ltd.	Specialty Retail	3,400	75,517

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	23,800	394,310
Sanwa Holdings Corp.	Building Products	13,600	146,174
Sapporo Holdings Ltd.	Beverages	5,100	107,406
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,700	91,832
SBI Holdings Inc.	Capital Markets	15,300	378,737
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	3,400	141,851
SCSK Corp.	IT Services	3,400	167,254
Secom Co. Ltd.	Commercial Services & Supplies	13,600	1,170,655
Sega Sammy Holdings Inc.	Leisure Products	13,600	165,235
Seibu Holdings Inc.	Road & Rail	15,300	255,047
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	18,700	295,930
Seino Holdings Co. Ltd.	Road & Rail	10,200	135,855
Sekisui Chemical Co. Ltd.	Household Durables	23,800	357,420
Sekisui House Ltd.	Household Durables	39,100	644,348
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	51,000	1,726,824
Seven Bank Ltd.	Banks	44,200	115,690
SG Holdings Co. Ltd.	Air Freight & Logistics	13,600	385,632
Sharp Corp.	Household Durables	10,200	111,903
Shikoku Electric Power Co. Inc.	Electric Utilities	10,200	94,294
Shima Seiki Manufacturing Ltd.	Machinery	1,700	49,861
Shimachu Co. Ltd.	Specialty Retail	3,400	79,051
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	18,700	458,561
Shimamura Co. Ltd.	Specialty Retail	1,700	127,019
SHIMANO Inc.	Leisure Products	5,100	758,799
Shimizu Corp.	Construction & Engineering	39,100	324,805
Shin-Etsu Chemical Co. Ltd.	Chemicals	27,200	2,533,432
Shinsei Bank Ltd.	Banks	11,900	184,785
Shionogi & Co. Ltd.	Pharmaceuticals	18,700	1,077,671
Shiseido Co. Ltd.	Personal Products	25,500	1,922,086
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	3,400	119,918
Shochiku Co. Ltd.	Entertainment	600	67,719
Shoei Co. Ltd.	Real Estate Management & Development	22,100	177,637
Showa Denko K.K.	Chemicals	10,200	300,111
Sky Perfect JSAT Holdings Inc.	Media	8,500	33,135
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	13,600	237,438
SMC Corp.	Machinery	3,800	1,416,800
Softbank Corp.	Wireless Telecommunication Services	107,100	1,391,187
SoftBank Group Corp.	Wireless Telecommunication Services	114,200	5,474,689
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	5,100	235,261
Sojitz Corp.	Trading Companies & Distributors	85,000	272,972
Sompo Holdings Inc.	Insurance	22,100	853,519
Sony Corp.	Household Durables	83,300	4,366,794
Sony Financial Holdings Inc.	Insurance	10,200	245,012
Sotetsu Holdings Inc.	Road & Rail	5,100	140,541
Square Enix Holdings Co. Ltd.	Entertainment	5,100	163,310
Stanley Electric Co. Ltd.	Auto Components	10,200	250,692
Subaru Corp.	Automobiles	40,800	991,788
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	1,700	80,314
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	15,300	182,055
Sumitomo Bakelite Co. Ltd.	Chemicals	1,700	60,669
Sumitomo Chemical Co. Ltd.	Chemicals	102,000	473,362
Sumitomo Corp.	Trading Companies & Distributors	74,800	1,133,386
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	11,900	225,652
Sumitomo Electric Industries Ltd.	Auto Components	51,000	669,570
Sumitomo Forestry Co. Ltd.	Household Durables	8,500	101,852
Sumitomo Heavy Industries Ltd.	Machinery	6,800	233,841
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	15,300	457,125
Sumitomo Mitsui Financial Group Inc.	Banks	88,400	3,122,799
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	1,700	67,533
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	25,500	910,748

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Sumitomo Rubber Industries Ltd.	Auto Components	13,600	157,282
Sundrug Co. Ltd.	Food & Staples Retailing	5,100	138,032
Suntory Beverage & Food Ltd.	Beverages	8,500	369,617
Suzuken Co. Ltd.	Health Care Providers & Services	5,100	299,165
Suzuki Motor Corp.	Automobiles	28,900	1,358,359
Sysmex Corp.	Health Care Equipment & Supplies	11,900	776,140
T&D Holdings Inc.	Insurance	37,400	405,971
Tadano Ltd.	Machinery	6,800	70,878
Taiheiyo Cement Corp.	Construction Materials	8,500	257,193
Taisei Corp.	Construction & Engineering	13,600	494,190
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	3,400	260,980
Taiyo Nippon Sanso Corp.	Chemicals	8,500	180,509
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	8,500	158,182
Takara Bio Inc.	Biotechnology	3,400	64,787
Takara Holdings Inc.	Beverages	11,900	124,478
Takashimaya Co. Ltd.	Multiline Retail	8,500	93,173
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	102,000	3,619,324
	Electronic Equipment, Instruments &
TDK Corp.	Components	8,500	657,973
TechnoPro Holdings Inc.	Professional Services	1,700	90,254
Teijin Ltd.	Chemicals	11,900	202,899
Terumo Corp.	Health Care Equipment & Supplies	42,500	1,266,243
The 77 Bank Ltd.	Banks	5,100	75,028
The Bank of Kyoto Ltd.	Banks	5,100	197,155
The Chiba Bank Ltd.	Banks	44,200	215,790
The Chugoku Bank Ltd.	Banks	11,900	104,929
The Chugoku Electric Power Co. Inc.	Electric Utilities	18,700	235,703
The Dai-ichi Life Holdings Inc.	Insurance	74,800	1,128,179
The Hiroshima Bank Ltd.	Banks	20,400	98,270
The Iyo Bank Ltd.	Banks	18,700	94,420
The Japan Steel Works Ltd.	Machinery	3,400	56,772
The San-In Godo Bank Ltd.	Banks	10,200	65,324
The Shiga Bank Ltd.	Banks	1,700	39,463
The Shizuoka Bank Ltd.	Banks	34,000	250,566
THK Co. Ltd.	Machinery	6,800	162,521
TIS Inc.	IT Services	5,100	259,876
Tobu Railway Co. Ltd.	Road & Rail	13,600	396,362
Toda Corp.	Construction & Engineering	17,000	94,041
Toho Co. Ltd.	Entertainment	6,800	289,066
Toho Gas Co. Ltd.	Gas Utilities	6,800	250,251
Tohoku Electric Power Co. Inc.	Electric Utilities	30,600	309,295
[b] Tokai Carbon Co. Ltd.	Chemicals	13,600	141,882
Tokai Rika Co. Ltd.	Auto Components	3,400	56,078
Tokai Tokyo Financial Holdings Inc.	Capital Markets	15,300	46,721
Tokio Marine Holdings Inc.	Insurance	44,200	2,214,923
Tokuyama Corp.	Chemicals	5,100	137,843
Tokyo Broadcasting System Holdings Inc.	Media	1,700	29,033
Tokyo Century Corp.	Diversified Financial Services	3,400	143,429
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	102,000	532,059
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	10,200	1,431,446
Tokyo Gas Co. Ltd.	Gas Utilities	28,900	680,655
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	13,600	151,097
TOKYU Corp.	Road & Rail	34,000	603,063
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	37,400	206,544
	Electronic Equipment, Instruments &
Topcon Corp.	Components	6,800	85,079
Toppan Printing Co. Ltd.	Commercial Services & Supplies	17,000	257,982
Toray Industries Inc.	Chemicals	103,700	788,482
Toshiba Corp.	Industrial Conglomerates	34,000	1,058,753
Toshiba Plant Systems & Services Corp.	Construction & Engineering	3,400	63,904
Tosoh Corp.	Chemicals	18,700	262,952
TOTO Ltd.	Building Products	10,200	402,831

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Toyo Seikan Group Holdings Ltd.	Containers & Packaging	10,200	202,409
Toyo Suisan Kaisha Ltd.	Food Products	5,100	210,173
Toyo Tire Corp.	Auto Components	6,800	89,434
Toyobo Co. Ltd.	Chemicals	6,800	81,166
Toyoda Gosei Co. Ltd.	Auto Components	5,100	99,453
Toyota Boshoku Corp.	Auto Components	5,100	66,933
Toyota Industries Corp.	Auto Components	10,200	561,407
Toyota Motor Corp.	Automobiles	166,600	10,341,756
Toyota Tsusho Corp.	Trading Companies & Distributors	15,300	463,658
Trend Micro Inc.	Software	8,500	379,084
TS TECH Co. Ltd.	Auto Components	3,400	92,558
Tsumura & Co.	Pharmaceuticals	5,100	142,245
Tsuruha Holdings Inc.	Food & Staples Retailing	1,700	157,156
TV Asahi Holdings Corp.	Media	1,700	27,423
Ube Industries Ltd.	Chemicals	6,800	140,999
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	3,400	107,769
Unicharm Corp.	Household Products	25,500	767,793
Ushio Inc.	Electrical Equipment	8,500	109,504
USS Co. Ltd.	Specialty Retail	15,300	301,484
Wacoal Corp.	Textiles, Apparel & Luxury Goods	3,400	88,266
Welcia Holdings Co. Ltd.	Food & Staples Retailing	3,400	138,379
West Japan Railway Co.	Road & Rail	11,900	962,692
Yahoo Japan Corp.	Interactive Media & Services	161,500	473,677
Yakult Honsha Co. Ltd.	Food Products	8,500	500,975
Yamada Denki Co. Ltd.	Specialty Retail	45,900	203,214
Yamaguchi Financial Group Inc.	Banks	15,300	104,518
Yamaha Corp.	Leisure Products	10,200	484,722
Yamaha Motor Co. Ltd.	Automobiles	18,700	332,379
Yamato Holdings Co. Ltd.	Air Freight & Logistics	23,800	483,997
Yamato Kogyo Co. Ltd.	Metals & Mining	1,700	49,545
Yamazaki Baking Co. Ltd.	Food Products	8,500	128,518
Yaoko Co. Ltd.	Food & Staples Retailing	1,700	76,921
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	17,000	577,501
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	17,000	333,247
Yokohama Rubber Co. Ltd.	Auto Components	6,800	124,967
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	3,400	130,490
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	6,800	138,222
Zeon Corp.	Chemicals	10,200	113,323
Zozo Inc.	Internet & Direct Marketing Retail	11,900	223,001
Total Investments before Short Term Investments (Cost $275,245,286)			241,988,629
Short Term Investments (Cost $109,417) 0.1%
United States 0.0%†
[c,d] Institutional Fiduciary Trust Portfolio, 2.05%		11,517	11,517

Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[c,d] Institutional Fiduciary Trust Portfolio, 2.05%		97,900	97,900

Total Short-Term Investments (Cost $109,417)			109,417
Total Investments (Cost $275,354,703) 98.9%			242,098,046

Other Assets, less Liabilities 1.1%			2,763,316
Net Assets 100.0%			$244,861,362

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at June 30, 2019.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	120	$2,367,923	9/12/19	$15,474
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 97.8%
Japan 97.8%
ABC-Mart Inc.	Specialty Retail	34		$2,215
Acom Co. Ltd.	Consumer Finance	468		1,685
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	234		6,440
AEON Co. Ltd.	Food & Staples Retailing	868		14,912
AEON Financial Service Co. Ltd.	Consumer Finance	134		2,158
AEON Mall Co. Ltd.	Real Estate Management & Development	68		1,024
AGC Inc.	Building Products	234		8,090
Aica Kogyo Co. Ltd.	Building Products	68		2,272
[a] Aiful Corp.	Consumer Finance	368		751
AIN Holdings Inc.	Food & Staples Retailing	34		1,979
Air Water Inc.	Chemicals	200		3,423
Aisin Seiki Co. Ltd.	Auto Components	214		7,369
Ajinomoto Co. Inc.	Food Products	600		10,403
Alfresa Holdings Corp.	Health Care Providers & Services	200		4,934
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	268		4,517
Amada Holdings Co. Ltd.	Machinery	334		3,760
ANA Holdings Inc.	Airlines	134		4,438
Aoyama Trading Co. Ltd.	Specialty Retail	34		666
Aozora Bank Ltd.	Banks	168		4,032
[a] Aplus Financial Co. Ltd.	Consumer Finance	100		64
Ariake Japan Co. Ltd.	Food Products	24		1,515
Asahi Group Holdings Ltd.	Beverages	468		21,046
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	168		4,138
Asahi Kasei Corp.	Chemicals	1,534		16,352
Asics Corp.	Textiles, Apparel & Luxury Goods	200		2,166
ASKUL Corp.	Internet & Direct Marketing Retail	34		727
Astellas Pharma Inc.	Pharmaceuticals	2,300		32,769
Autobacs Seven Co. Ltd.	Specialty Retail	68		1,122
Awa Bank Ltd.	Banks	34		814
	Electronic Equipment, Instruments &
Azbil Corp.	Components	168		4,104
Bandai Namco Holdings Inc.	Leisure Products	234		11,359
Benefit One Inc.	Professional Services	68		1,173
Benesse Holdings Inc.	Diversified Consumer Services	100		2,328
BIC CAMERA Inc.	Specialty Retail	168		1,650
Bridgestone Corp.	Auto Components	768		30,238
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	300		5,666
Calbee Inc.	Food Products	100		2,699
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,268		37,026
Canon Marketing Japan Inc.	Distributors	68		1,483
Capcom Co. Ltd.	Entertainment	100		2,007
Casio Computer Co. Ltd.	Household Durables	268		3,328
Central Japan Railway Co.	Road & Rail	222		44,466
Chubu Electric Power Co. Inc.	Electric Utilities	868		12,177
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	268		17,512
Chuo Mitsui Trust Holdings Inc.	Banks	468		16,967
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	334		1,714
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	168		4,255
COMSYS Holdings Corp.	Construction & Engineering	134		3,398
Concordia Financial Group Ltd.	Banks	1,468		5,464
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	68		1,532
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	11		1,867
Credit Saison Co. Ltd.	Consumer Finance	200		2,341
CyberAgent Inc.	Media	134		4,857

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	368	7,842
Daicel Corp.	Chemicals	368	3,272
Daido Steel Co. Ltd.	Metals & Mining	34	1,289
Daifuku Co. Ltd.	Machinery	120	6,738
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	781	40,848
Daiichikosho Co. Ltd.	Entertainment	34	1,581
Daikin Industries Ltd.	Building Products	326	42,558
Daishi Hokuetsu Financial Group Inc.	Banks	34	870
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	84	10,709
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	800	23,323
Daiwa Securities Group Inc.	Capital Markets	1,934	8,474
DeNA Co. Ltd.	Entertainment	134	2,568
Denka Co. Ltd.	Chemicals	100	2,965
Denso Corp.	Auto Components	568	23,898
Dentsu Inc.	Media	268	9,353
DIC Corp.	Chemicals	100	2,640
	Semiconductors & Semiconductor
Disco Corp.	Equipment	34	5,579
DMG Mori Co. Ltd.	Machinery	134	2,145
Dowa Holdings Co. Ltd.	Metals & Mining	68	2,181
East Japan Railway Co.	Road & Rail	450	42,101
EBARA Corp.	Machinery	134	3,637
Eisai Co. Ltd.	Pharmaceuticals	325	18,374
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	200	4,544
Exedy Corp.	Auto Components	34	712
Ezaki Glico Co. Ltd.	Food Products	68	3,030
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	268	6,398
Fancl Corp.	Personal Products	68	1,673
FANUC Corp.	Machinery	238	44,026
Fast Retailing Co. Ltd.	Specialty Retail	64	38,689
FP Corp.	Containers & Packaging	34	2,076
Fuji Electric Co. Ltd.	Electrical Equipment	168	5,793
Fuji Media Holdings Inc.	Media	68	948
Fuji Oil Holdings Inc.	Food Products	68	2,051
Fuji Seal International Inc.	Containers & Packaging	68	2,080
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	446	22,615
Fujikura Ltd.	Electrical Equipment	334	1,256
Fujitsu General Ltd.	Household Durables	68	1,081
Fujitsu Ltd.	IT Services	234	16,315
Fukuoka Financial Group Inc.	Banks	200	3,651
Fukuyama Transporting Co. Ltd.	Road & Rail	34	1,231
Furukawa Electric Co. Ltd.	Electrical Equipment	68	1,991
Fuyo General Lease Co. Ltd.	Diversified Financial Services	25	1,422
Glory Ltd.	Machinery	68	1,795
GMO Internet Inc.	IT Services	100	1,812
GMO Payment Gateway Inc.	IT Services	52	3,576
Goldwin Inc.	Textiles, Apparel & Luxury Goods	22	2,759
GS Yuasa Corp.	Electrical Equipment	100	1,929
GungHo Online Entertainment Inc.	Entertainment	50	1,383
Gunma Bank Ltd.	Banks	534	1,869
H2O Retailing Corp.	Multiline Retail	100	1,153
Hachijuni Bank Ltd.	Banks	568	2,314
Hakuhodo DY Holdings Inc.	Media	300	5,051
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	168	6,541
Hankyu Hanshin Holdings Inc.	Road & Rail	268	9,602
Haseko Corp.	Household Durables	368	3,723
Heiwa Corp.	Leisure Products	68	1,397
Hikari Tsushin Inc.	Specialty Retail	29	6,323
Hino Motors Ltd.	Machinery	268	2,256
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	39	4,351

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

HIS Co. Ltd.	Hotels, Restaurants & Leisure	34	846
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	100	3,949
Hitachi Capital Corp.	Consumer Finance	68	1,512
Hitachi Chemical Co. Ltd.	Chemicals	134	3,639
Hitachi Construction Machinery Co. Ltd.	Machinery	134	3,485
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	68	3,497
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	1,137	41,675
Hitachi Metals Ltd.	Metals & Mining	268	3,027
Hitachi Transport System Ltd.	Road & Rail	34	1,105
Hokkaido Electric Power Co. Inc.	Electric Utilities	234	1,310
Hokugin Financial Group Inc.	Banks	134	1,393
[a] Hokuriku Electric Power Co.	Electric Utilities	200	1,450
Honda Motor Co. Ltd.	Automobiles	2,068	53,456
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	34	1,755
Hoshizaki Corp.	Machinery	68	5,062
House Foods Group Inc.	Food Products	100	3,754
Hoya Corp.	Health Care Equipment & Supplies	452	34,628
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	134	2,346
Ichigo Inc.	Real Estate Management & Development	300	880
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	276	8,300
IHI Corp.	Machinery	168	4,050
Iida Group Holdings Co. Ltd.	Household Durables	168	2,713
INPEX Corp.	Oil, Gas & Consumable Fuels	1,134	10,223
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	434	3,521
Isuzu Motors Ltd.	Automobiles	634	7,220
Ito En Ltd.	Beverages	68	3,168
ITOCHU Corp.	Trading Companies & Distributors	1,668	31,900
ITOCHU Techno-Solutions Corp.	IT Services	134	3,435
Itoham Yonekyu Holdings Inc.	Food Products	168	1,145
Izumi Co. Ltd.	Multiline Retail	52	2,102
J Front Retailing Co. Ltd.	Multiline Retail	300	3,439
Japan Airlines Co. Ltd.	Airlines	134	4,282
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	68	2,900
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	68	998
Japan Exchange Group Inc.	Capital Markets	668	10,615
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	34	786
Japan Post Bank Co. Ltd.	Banks	500	5,077
Japan Post Holdings Co. Ltd.	Insurance	1,634	18,503
Japan Post Insurance Co. Ltd.	Insurance	234	4,337
Japan Tobacco Inc.	Tobacco	1,400	30,920
JFE Holdings Inc.	Metals & Mining	634	9,312
JGC Corp.	Construction & Engineering	268	3,676
JSR Corp.	Chemicals	234	3,694
JTEKT Corp.	Machinery	300	3,637
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	3,868	19,186
K's Holdings Corp.	Specialty Retail	234	2,209
Kagome Co. Ltd.	Food Products	100	2,325
Kajima Corp.	Construction & Engineering	568	7,792
Kakaku.com Inc.	Interactive Media & Services	168	3,243
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,591
Kamigumi Co. Ltd.	Transportation Infrastructure	134	3,172
Kandenko Co. Ltd.	Construction & Engineering	134	1,119
Kaneka Corp.	Chemicals	68	2,556
Kansai Electric Power Co. Inc.	Electric Utilities	900	10,312
Kansai Mirai Financial Group Inc	Banks	200	1,281
Kansai Paint Co. Ltd.	Chemicals	234	4,906
KAO Corp.	Personal Products	587	44,731
Kawasaki Heavy Industries Ltd.	Machinery	168	3,950
[a] Kawasaki Kisen Kaisha Ltd.	Marine	100	1,221

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

KDDI Corp.	Wireless Telecommunication Services	2,068	52,660
Keihan Holdings Co. Ltd.	Industrial Conglomerates	123	5,360
Keikyu Corp.	Road & Rail	300	5,165
Keio Corp.	Road & Rail	134	8,818
Keisei Electric Railway Co. Ltd.	Road & Rail	168	6,120
Kewpie Corp.	Food Products	134	2,961
	Electronic Equipment, Instruments &
Keyence Corp.	Components	110	67,517
Kikkoman Corp.	Food Products	234	10,186
Kinden Corp.	Construction & Engineering	168	2,574
Kintetsu Group Holdings Co. Ltd.	Road & Rail	224	10,728
Kirin Holdings Co. Ltd.	Beverages	1,000	21,566
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	34	849
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	68	4,866
Kobe Steel Ltd.	Metals & Mining	368	2,408
Koei Tecmo Holdings Co. Ltd.	Entertainment	100	1,861
Koito Manufacturing Co. Ltd.	Auto Components	134	7,151
Kokuyo Co. Ltd.	Commercial Services & Supplies	100	1,400
Komatsu Ltd.	Machinery	1,134	27,366
Komeri Co. Ltd.	Specialty Retail	34	695
Konami Holdings Corp.	Entertainment	119	5,578
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	568	5,530
KOSE Corp.	Personal Products	34	5,702
Kubota Corp.	Machinery	1,368	22,766
Kuraray Co. Ltd.	Chemicals	434	5,184
Kurita Water Industries Ltd.	Machinery	134	3,327
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	25	1,757
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	380	24,813
Kyorin Holdings Inc.	Pharmaceuticals	34	602
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	34	1,587
Kyowa Exeo Corp.	Construction & Engineering	134	3,336
Kyowa Kirin Co. Ltd.	Pharmaceuticals	234	4,211
Kyudenko Corp.	Construction & Engineering	34	1,021
Kyushu Electric Power Co. Inc.	Electric Utilities	568	5,578
Kyushu Financial Group Inc.	Banks	468	1,850
Kyushu Railway Co.	Road & Rail	200	5,829
Lawson Inc.	Food & Staples Retailing	68	3,263
[a] Line Corp.	Interactive Media & Services	68	1,903
LINTEC Corp.	Chemicals	68	1,417
Lion Corp.	Household Products	300	5,588
LIXIL Group Corp.	Building Products	334	5,282
M3 Inc.	Health Care Technology	500	9,138
Mabuchi Motor Co. Ltd.	Electrical Equipment	68	2,326
Maeda Corp.	Construction & Engineering	168	1,344
Maeda Road Construction Co. Ltd.	Construction & Engineering	68	1,431
Makita Corp.	Machinery	300	10,191
Marubeni Corp.	Trading Companies & Distributors	1,968	13,024
Maruha Nichiro Corp.	Food Products	34	999
Marui Group Co. Ltd.	Multiline Retail	268	5,458
Maruichi Steel Tube Ltd.	Metals & Mining	68	1,889
Matsui Securities Co. Ltd.	Capital Markets	134	1,264
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	100	2,924
Mazda Motor Corp.	Automobiles	700	7,306
Mebuki Financial Group Inc.	Banks	1,268	3,307
Medipal Holdings Corp.	Health Care Providers & Services	200	4,416
Megmilk Snow Brand Co. Ltd.	Food Products	34	745
Meiji Holdings Co. Ltd.	Food Products	168	12,007
Minebea Mitsumi Inc.	Machinery	434	7,351
Miraca Holdings Inc.	Health Care Providers & Services	68	1,546
MISUMI Group Inc.	Machinery	334	8,376
Mitsubishi Chemical Holdings Corp.	Chemicals	1,600	11,177
Mitsubishi Corp.	Trading Companies & Distributors	1,600	42,176

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Mitsubishi Electric Corp.	Electrical Equipment	2,368	31,188
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	1,368	25,458
Mitsubishi Gas Chemical Co. Inc.	Chemicals	234	3,119
Mitsubishi Heavy Industries Ltd.	Machinery	352	15,326
Mitsubishi Logistics Corp.	Transportation Infrastructure	68	1,871
Mitsubishi Materials Corp.	Metals & Mining	168	4,779
Mitsubishi Motors Corp.	Automobiles	800	3,831
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	34	892
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	300	3,341
Mitsubishi UFJ Financial Group Inc.	Banks	15,300	72,708
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	534	2,830
Mitsui & Co. Ltd.	Trading Companies & Distributors	2,100	34,188
Mitsui Chemicals Inc.	Chemicals	234	5,792
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,148	27,837
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	68	1,626
Mitsui O.S.K. Lines Ltd.	Marine	134	3,208
Miura Co. Ltd.	Machinery	134	4,135
Mizuho Financial Group Inc.	Banks	31,500	45,639
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,447
Monotaro Co. Ltd.	Trading Companies & Distributors	134	3,266
Morinaga & Co. Ltd.	Food Products	51	2,485
Morinaga Milk Industry Co. Ltd.	Food Products	52	2,058
MS&AD Insurance Group Holdings Inc.	Insurance	600	19,046
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	700	31,446
Nabtesco Corp.	Machinery	134	3,724
Nagase & Co. Ltd.	Trading Companies & Distributors	134	2,009
Nagoya Railroad Co. Ltd.	Road & Rail	234	6,474
Nankai Electric Railway Co. Ltd.	Road & Rail	134	3,259
	Technology Hardware, Storage &
NEC Corp.	Peripherals	300	11,806
[a] Nexon Co. Ltd.	Entertainment	500	7,249
NGK Insulators Ltd.	Machinery	268	3,908
NGK Spark Plug Co. Ltd.	Auto Components	234	4,392
NH Foods Ltd.	Food Products	134	5,740
NHK Spring Co. Ltd.	Auto Components	200	1,544
Nichirei Corp.	Food Products	134	3,180
Nidec Corp.	Electrical Equipment	287	39,225
Nifco Inc.	Auto Components	100	2,477
Nihon Kohden Corp.	Health Care Equipment & Supplies	100	2,708
Nihon M&A Center Inc.	Professional Services	168	4,029
Nihon Unisys Ltd.	IT Services	68	2,282
Nikon Corp.	Household Durables	434	6,139
Nintendo Co. Ltd.	Entertainment	131	48,015
Nippo Corp.	Construction & Engineering	68	1,340
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	100	2,533
Nippon Express Co. Ltd.	Road & Rail	100	5,318
Nippon Gas Co. Ltd.	Gas Utilities	34	864
Nippon Kayaku Co. Ltd.	Chemicals	200	2,408
Nippon Paint Holdings Co. Ltd.	Chemicals	200	7,759
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	100	1,771
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	68	4,797
Nippon Shobukai Co. Ltd.	Chemicals	34	2,247
Nippon Steel Corp.	Metals & Mining	1,000	17,162
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	786	36,601
Nippon Television Holdings Inc.	Media	68	1,007
Nippon Yusen KK	Marine	200	3,210
Nipro Corp.	Health Care Equipment & Supplies	134	1,486
Nishi-Nippon Financial Holdings Inc.	Banks	200	1,439
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	100	2,135
Nissan Chemical Corp.	Chemicals	168	7,570
Nissan Motor Co. Ltd.	Automobiles	2,400	17,188
Nissan Shatai Co. Ltd.	Automobiles	68	661

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Nisshin Seifun Group Inc.	Food Products	300	6,847
Nisshinbo Holdings Inc.	Industrial Conglomerates	168	1,283
Nissin Foods Holdings Co. Ltd.	Food Products	88	5,668
Nitori Co. Ltd.	Specialty Retail	93	12,326
Nitto Denko Corp.	Chemicals	190	9,377
Noevir Holdings Co. Ltd.	Personal Products	23	1,257
NOF Corp.	Chemicals	100	3,727
NOK Corp.	Auto Components	168	2,517
Nomura Holdings Inc.	Capital Markets	4,100	14,438
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	134	2,880
Nomura Research Institute Ltd.	IT Services	402	6,444
North Pacific Bank Ltd.	Banks	334	794
NS Solutions Corp.	IT Services	34	1,079
NSK Ltd.	Machinery	568	5,061
NTN Corp.	Machinery	534	1,586
NTT Data Corp.	IT Services	800	10,655
NTT DoCoMo Inc.	Wireless Telecommunication Services	1,368	31,902
Obayashi Corp.	Construction & Engineering	768	7,563
OBIC Business Consultants Co. Ltd.	Software	21	952
OBIC Co. Ltd.	IT Services	83	9,399
Odakyu Electric Railway Co. Ltd.	Road & Rail	368	9,007
Oji Holdings Corp.	Paper & Forest Products	1,100	6,350
Okuma Corp.	Machinery	34	1,745
Olympus Corp.	Health Care Equipment & Supplies	1,368	15,186
	Electronic Equipment, Instruments &
Omron Corp.	Components	234	12,206
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	534	9,576
Open House Co. Ltd.	Real Estate Management & Development	34	1,392
Oracle Corp. Japan	Software	34	2,484
Orient Corp.	Consumer Finance	700	747
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	234	28,973
ORIX Corp.	Diversified Financial Services	1,600	23,880
Osaka Gas Co. Ltd.	Gas Utilities	500	8,711
OSG Corp.	Machinery	100	1,971
Otsuka Corp.	IT Services	134	5,392
Otsuka Holdings Co. Ltd.	Pharmaceuticals	517	16,872
Paltac Corp.	Distributors	34	1,868
Pan Pacific International Holdings Corp.	Multiline Retail	158	10,031
Panasonic Corp.	Household Durables	2,568	21,394
Park24 Co. Ltd.	Commercial Services & Supplies	143	3,330
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	334	1,637
[a] PeptiDream Inc.	Biotechnology	100	5,114
Persol Holdings Co. Ltd.	Professional Services	200	4,698
Pigeon Corp.	Household Products	134	5,392
Pilot Corp.	Commercial Services & Supplies	34	1,314
Pola Orbis Holdings Inc.	Personal Products	100	2,794
Rakuten Inc.	Internet & Direct Marketing Retail	968	11,500
Recruit Holdings Co. Ltd.	Professional Services	1,475	49,203
Relo Group Inc.	Real Estate Management & Development	134	3,374
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	900	4,469
Rengo Co. Ltd.	Containers & Packaging	268	2,152
Resona Holdings Inc.	Banks	2,734	11,384
Resorttrust Inc.	Hotels, Restaurants & Leisure	68	1,041
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	834	8,329
Rinnai Corp.	Household Durables	34	2,162
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	100	6,720
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	134	3,637
Ryohin Keikaku Co. Ltd.	Multiline Retail	30	5,419
Sankyo Co. Ltd.	Leisure Products	68	2,461
Sankyu Inc.	Road & Rail	68	3,572
Sanrio Co. Ltd.	Specialty Retail	68	1,510

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	434	7,190
Sanwa Holdings Corp.	Building Products	234	2,515
Sapporo Holdings Ltd.	Beverages	68	1,432
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,837
SBI Holdings Inc.	Capital Markets	268	6,634
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	34	1,419
SCSK Corp.	IT Services	56	2,755
Secom Co. Ltd.	Commercial Services & Supplies	234	20,142
Sega Sammy Holdings Inc.	Leisure Products	234	2,843
Seibu Holdings Inc.	Road & Rail	268	4,468
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	334	5,286
Seino Holdings Co. Ltd.	Road & Rail	200	2,664
Sekisui Chemical Co. Ltd.	Household Durables	468	7,028
Sekisui House Ltd.	Household Durables	734	12,096
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	949	32,132
Seven Bank Ltd.	Banks	868	2,272
SG Holdings Co. Ltd.	Air Freight & Logistics	268	7,599
Sharp Corp.	Household Durables	200	2,194
Shikoku Electric Power Co. Inc.	Electric Utilities	200	1,849
Shima Seiki Manufacturing Ltd.	Machinery	34	997
Shimachu Co. Ltd.	Specialty Retail	68	1,581
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	334	8,190
Shimamura Co. Ltd.	Specialty Retail	34	2,540
SHIMANO Inc.	Leisure Products	100	14,878
Shimizu Corp.	Construction & Engineering	634	5,267
Shin-Etsu Chemical Co. Ltd.	Chemicals	490	45,639
Shinsei Bank Ltd.	Banks	200	3,106
Shionogi & Co. Ltd.	Pharmaceuticals	347	19,997
Shiseido Co. Ltd.	Personal Products	481	36,256
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	68	2,398
Shochiku Co. Ltd.	Entertainment	14	1,580
Shoei Co. Ltd.	Real Estate Management & Development	434	3,488
Showa Denko K.K.	Chemicals	168	4,943
Sky Perfect JSAT Holdings Inc.	Media	168	655
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	234	4,085
SMC Corp.	Machinery	71	26,472
Softbank Corp.	Wireless Telecommunication Services	2,000	25,979
SoftBank Group Corp.	Wireless Telecommunication Services	2,086	100,002
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	68	3,137
Sojitz Corp.	Trading Companies & Distributors	1,568	5,036
Sompo Holdings Inc.	Insurance	434	16,761
Sony Corp.	Household Durables	1,537	80,573
Sony Financial Holdings Inc.	Insurance	134	3,219
Sotetsu Holdings Inc.	Road & Rail	100	2,756
Square Enix Holdings Co. Ltd.	Entertainment	100	3,202
Stanley Electric Co. Ltd.	Auto Components	168	4,129
Subaru Corp.	Automobiles	768	18,669
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	34	1,606
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	300	3,570
Sumitomo Bakelite Co. Ltd.	Chemicals	34	1,213
Sumitomo Chemical Co. Ltd.	Chemicals	1,900	8,818
Sumitomo Corp.	Trading Companies & Distributors	1,400	21,213
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	200	3,792
Sumitomo Electric Industries Ltd.	Auto Components	934	12,262
Sumitomo Forestry Co. Ltd.	Household Durables	168	2,013
Sumitomo Heavy Industries Ltd.	Machinery	134	4,608
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	300	8,963
Sumitomo Mitsui Financial Group Inc.	Banks	1,634	57,722
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	34	1,351
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	486	17,358

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Sumitomo Rubber Industries Ltd.	Auto Components	234	2,706
Sundrug Co. Ltd.	Food & Staples Retailing	68	1,840
Suntory Beverage & Food Ltd.	Beverages	168	7,305
Suzuken Co. Ltd.	Health Care Providers & Services	100	5,866
Suzuki Motor Corp.	Automobiles	523	24,582
Sysmex Corp.	Health Care Equipment & Supplies	234	15,262
T&D Holdings Inc.	Insurance	700	7,598
Tadano Ltd.	Machinery	134	1,397
Taiheiyo Cement Corp.	Construction Materials	134	4,055
Taisei Corp.	Construction & Engineering	268	9,738
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	54	4,145
Taiyo Nippon Sanso Corp.	Chemicals	168	3,568
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	168	3,126
Takara Bio Inc.	Biotechnology	68	1,296
Takara Holdings Inc.	Beverages	200	2,092
Takashimaya Co. Ltd.	Multiline Retail	168	1,842
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,871	66,390
	Electronic Equipment, Instruments &
TDK Corp.	Components	155	11,998
TechnoPro Holdings Inc.	Professional Services	34	1,805
Teijin Ltd.	Chemicals	234	3,990
Terumo Corp.	Health Care Equipment & Supplies	800	23,835
The 77 Bank Ltd.	Banks	68	1,000
The Bank of Kyoto Ltd.	Banks	100	3,866
The Chiba Bank Ltd.	Banks	800	3,906
The Chugoku Bank Ltd.	Banks	200	1,764
The Chugoku Electric Power Co. Inc.	Electric Utilities	368	4,638
The Dai-ichi Life Holdings Inc.	Insurance	1,368	20,633
The Hiroshima Bank Ltd.	Banks	368	1,773
The Iyo Bank Ltd.	Banks	334	1,686
The Japan Steel Works Ltd.	Machinery	100	1,670
The San-In Godo Bank Ltd.	Banks	200	1,281
The Shiga Bank Ltd.	Banks	68	1,579
The Shizuoka Bank Ltd.	Banks	634	4,672
THK Co. Ltd.	Machinery	145	3,466
TIS Inc.	IT Services	100	5,096
Tobu Railway Co. Ltd.	Road & Rail	268	7,811
Toda Corp.	Construction & Engineering	300	1,660
Toho Co. Ltd.	Entertainment	134	5,696
Toho Gas Co. Ltd.	Gas Utilities	100	3,680
Tohoku Electric Power Co. Inc.	Electric Utilities	568	5,741
Tokai Carbon Co. Ltd.	Chemicals	234	2,441
Tokai Rika Co. Ltd.	Auto Components	68	1,122
Tokai Tokyo Financial Holdings Inc.	Capital Markets	268	818
Tokio Marine Holdings Inc.	Insurance	810	40,590
Tokuyama Corp.	Chemicals	100	2,703
Tokyo Broadcasting System Holdings Inc.	Media	68	1,161
Tokyo Century Corp.	Diversified Financial Services	68	2,869
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	1,934	10,088
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	194	27,226
Tokyo Gas Co. Ltd.	Gas Utilities	534	12,577
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	268	2,978
TOKYU Corp.	Road & Rail	600	10,642
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	768	4,241
	Electronic Equipment, Instruments &
Topcon Corp.	Components	134	1,677
Toppan Printing Co. Ltd.	Commercial Services & Supplies	334	5,069
Toray Industries Inc.	Chemicals	1,800	13,686
Toshiba Corp.	Industrial Conglomerates	636	19,805
Toshiba Plant Systems & Services Corp.	Construction & Engineering	34	639
Tosoh Corp.	Chemicals	368	5,175
TOTO Ltd.	Building Products	168	6,635

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Toyo Seikan Group Holdings Ltd.	Containers & Packaging	200	3,969
Toyo Suisan Kaisha Ltd.	Food Products	100	4,121
Toyo Tire Corp.	Auto Components	134	1,762
Toyobo Co. Ltd.	Chemicals	100	1,194
Toyoda Gosei Co. Ltd.	Auto Components	100	1,950
Toyota Boshoku Corp.	Auto Components	68	892
Toyota Industries Corp.	Auto Components	200	11,008
Toyota Motor Corp.	Automobiles	3,034	188,337
Toyota Tsusho Corp.	Trading Companies & Distributors	200	6,061
Trend Micro Inc.	Software	134	5,976
TS TECH Co. Ltd.	Auto Components	68	1,851
Tsumura & Co.	Pharmaceuticals	100	2,789
Tsuruha Holdings Inc.	Food & Staples Retailing	34	3,143
TV Asahi Holdings Corp.	Media	34	548
Ube Industries Ltd.	Chemicals	134	2,779
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	68	2,155
Unicharm Corp.	Household Products	468	14,091
Ushio Inc.	Electrical Equipment	134	1,726
USS Co. Ltd.	Specialty Retail	268	5,281
Wacoal Corp.	Textiles, Apparel & Luxury Goods	68	1,765
Welcia Holdings Co. Ltd.	Food & Staples Retailing	68	2,768
West Japan Railway Co.	Road & Rail	226	18,283
Yahoo Japan Corp.	Interactive Media & Services	2,934	8,605
Yakult Honsha Co. Ltd.	Food Products	153	9,018
Yamada Denki Co. Ltd.	Specialty Retail	900	3,985
Yamaguchi Financial Group Inc.	Banks	268	1,831
Yamaha Corp.	Leisure Products	200	9,504
Yamaha Motor Co. Ltd.	Automobiles	334	5,937
Yamato Holdings Co. Ltd.	Air Freight & Logistics	434	8,826
Yamato Kogyo Co. Ltd.	Metals & Mining	34	991
Yamazaki Baking Co. Ltd.	Food Products	168	2,540
Yaoko Co. Ltd.	Food & Staples Retailing	34	1,538
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	334	11,346
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	300	5,881
Yokohama Rubber Co. Ltd.	Auto Components	134	2,463
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	68	2,610
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	100	2,033
Zeon Corp.	Chemicals	168	1,866
Zozo Inc.	Internet & Direct Marketing Retail	234	4,385

Total Investments before Short Term Investments (Cost $5,231,110)			4,447,146
Short Term Investments (Cost $23) 0.0%†
Short-Term Investments 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust Portfolio, 2.05%		23	23

Total Investments (Cost $5,231,133) 97.8%			4,447,169

Other Assets, less Liabilities 2.2%			100,068
Net Assets 100.0%			$4,547,237

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	418,390,000	$3,867,610	7/2/2019	$15,720	$—
Japanese Yen	BOFA	Sell	418,390,000	3,862,459	7/2/2019	—	(20,872)
Japanese Yen	HSBK	Buy	418,390,000	3,867,636	7/2/2019	15,694	—
Japanese Yen	HSBK	Sell	418,390,000	3,862,205	7/2/2019	—	(21,125)
Japanese Yen	MSCO	Buy	171,160,000	1,582,233	7/2/2019	6,406	—
Japanese Yen	MSCO	Sell	171,160,000	1,580,119	7/2/2019	—	(8,520)
Japanese Yen	UBSW	Buy	418,390,000	3,867,684	7/2/2019	15,647	—
Japanese Yen	UBSW	Sell	418,390,000	3,862,170	7/2/2019	—	(21,160)
Japanese Yen	BOFA	Sell	143,688,000	1,336,817	8/2/2019	—	(41)
Japanese Yen	HSBK	Sell	143,688,000	1,336,829	8/2/2019	—	(29)
Japanese Yen	MSCO	Sell	58,782,000	546,882	8/2/2019	—	(19)
Japanese Yen	UBSW	Sell	143,688,000	1,336,800	8/2/2019	—	(57)
Total Forward Exchange Contracts						$53,467	$(71,823)
Net unrealized appreciation (depreciation)							$(18,356)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	2	$39,465	9/12/19	$156
*As of period end.

Abbreviations

Selected Portfolio

BOFA - Bank of America Corp.
HSBK - HSBC Bank PLC
MSCO - Morgan Stanley
UBSW - UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 74.0%
Brazil 40.9%
Ambev SA	Beverages	17,400	$81,220
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,300	7,462
[a] B2W Cia Digital	Internet & Direct Marketing Retail	700	5,976
B3 SA - Brasil Bolsa Balcao	Capital Markets	7,900	77,214
Banco Bradesco SA	Banks	4,200	36,656
Banco BTG Pactual SA	Capital Markets	1,000	13,275
Banco do Brasil SA	Banks	4,200	59,110
Banco Santander Brasil SA	Banks	1,600	18,978
BB Seguridade Participacoes SA	Insurance	2,700	22,811
BR Malls Paricipacoes SA	Real Estate Management & Development	3,100	11,591
[a] BRF SA	Food Products	2,200	16,945
CCR SA	Transportation Infrastructure	4,500	16,039
Centrais Eletricas Brasileiras SA	Electric Utilities	1,300	11,956
Cia Siderurgica Nacional SA	Metals & Mining	2,400	10,464
Cielo SA	IT Services	4,400	7,715
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,400	17,267
Companhia Energetica de Minas Gerais	Electric Utilities	300	1,465
Companhia Paranaense de Energia-Copel	Electric Utilities	100	1,223
Cosan SA	Oil, Gas & Consumable Fuels	700	8,429
CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	500	6,497
EDP-Energias do Brasil SA	Electric Utilities	1,200	5,918
Embraer SA	Aerospace & Defense	2,900	14,687
Energisa SA	Electric Utilities	735	8,837
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	725	8,223
Equatorial Energia SA	Electric Utilities	700	16,766
Estacio Participacoes SA	Diversified Consumer Services	1,000	7,567
Fleury SA	Health Care Providers & Services	800	4,456
Grendene SA	Textiles, Apparel & Luxury Goods	1,000	2,035
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	240	1,013
[b] Hapvida Participacoes e Investimentos SA, Reg S	Health Care Providers & Services	500	5,144
Hypera SA	Pharmaceuticals	1,600	12,520
IRB Brasil Resseguros SA	Insurance	756	19,429
Klabin SA	Containers & Packaging	2,900	12,371
Kroton Educacional SA	Diversified Consumer Services	5,900	16,887
Localiza Rent a Car SA	Road & Rail	2,200	23,523
Lojas Americanas SA	Multiline Retail	900	3,095
Lojas Renner SA	Multiline Retail	3,180	39,129
M. Dias Branco SA	Food Products	300	3,050
Magazine Luiza SA	Multiline Retail	291	16,030
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,100	7,967
Natura Cosmeticos SA	Personal Products	700	10,317
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,500	15,780
Odontoprev SA	Health Care Providers & Services	1,100	5,241
Petrobras Distribuidora SA	Specialty Retail	1,300	8,480
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	11,800	92,426
Porto Seguro SA	Insurance	400	5,394
Raia Drogasil SA	Food & Staples Retailing	899	17,850
[a] Rumo SA	Road & Rail	4,500	24,340
Sao Martinho SA	Food Products	700	3,678
Sul America SA	Insurance	900	8,811
Suzano SA	Paper & Forest Products	2,319	19,876
Tim Participacoes SA	Wireless Telecommunication Services	3,200	9,710
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	900	6,378
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	3,364	17,642
Vale SA	Metals & Mining	13,700	185,233
[a] Via Varejo SA	Specialty Retail	1,500	1,984

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Weg SA	Electrical Equipment	3,000	16,720
			1,110,800
Chile 7.3%
	Independent Power and Renewable
AES Gener SA	Electricity Producers	11,437	3,138
Aguas Andinas SA, A	Water Utilities	11,033	6,500
Banco de Chile	Banks	110,981	16,330
Banco de Credito e Inversiones SA	Banks	170	11,706
Banco Santander Chile SA	Banks	248,168	18,459
Cencosud SA	Food & Staples Retailing	5,396	10,570
	Independent Power and Renewable
Colbun SA	Electricity Producers	28,541	5,885
Compania Cervecerias Unidas SA	Beverages	593	8,341
ECL SA	Electric Utilities	1,895	3,486
[a] Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	554	5,630
Empresas CMPC SA	Paper & Forest Products	4,482	12,279
Empresas COPEC SA	Oil, Gas & Consumable Fuels	1,950	21,322
Enel Americas SA	Electric Utilities	110,370	19,427
[a] Enel Americas SA	Electric Utilities	35,981	528
Enel Chile SA	Electric Utilities	107,798	10,225
Itau CorpBanca	Banks	666,326	5,553
Latam Airlines Group SA	Airlines	1,232	11,568
Parque Arauco SA	Real Estate Management & Development	2,390	6,621
Plaza SA	Real Estate Management & Development	1,028	2,404
SACI Falabella	Multiline Retail	2,749	17,916
			197,888
Colombia 2.2%
Almacenes Exito SA	Food & Staples Retailing	819	4,260
Bancolombia SA	Banks	1,106	13,326
[a] Corporacion Financiera Colombiana SA	Diversified Financial Services	431	3,346
Ecopetrol SA	Oil, Gas & Consumable Fuels	19,057	17,351
Grupo de Inversiones Suramericana SA	Diversified Financial Services	1,012	10,761
Interconexion Electrica SA ESP	Electric Utilities	1,689	9,406
			58,450
Mexico 22.3%
Alfa SAB de CV	Industrial Conglomerates	12,122	11,900
Alpek SAB de CV	Chemicals	1,472	1,847
[a] Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure	2,037	4,006
America Movil SAB de CV, L	Wireless Telecommunication Services	109,936	79,941
Arca Continental SAB de CV	Beverages	1,573	8,503
Banco del Bajio SA	Banks	2,767	5,529
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	6,782	10,368
Becle SA de CV	Beverages	2,257	3,499
Cemex SAB de CV	Construction Materials	60,633	25,532
Coca-Cola FEMSA SA de CV	Beverages	2,063	12,790
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	895	1,184
El Puerto de Liverpool SAB de CV	Multiline Retail	794	4,417
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	11,821	15,641
Fomento Economico Mexicano SAB de CV	Beverages	8,424	81,540
[c] GMexico Transportes SAB de CV, 144A	Road & Rail	1,697	2,093
Gruma SAB de CV	Food Products	813	7,623
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,287	7,853
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,415	14,722
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	812	13,148
Grupo Bimbo SAB de CV, A	Food Products	9,543	19,884
Grupo Carso SAB de CV	Industrial Conglomerates	1,927	7,178
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	1,180	1,991
Grupo Elektra SAB de CV	Banks	259	16,933
Grupo Financiero Banorte SAB de CV	Banks	11,288	65,431

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Grupo Financiero Inbursa SAB de CV	Banks	9,128	13,190
Grupo Lala SAB de CV	Food Products	2,387	2,931
Grupo Mexico SAB de CV, B	Metals & Mining	14,399	38,202
Grupo Televisa SA	Media	9,993	16,879
Industrias Bachoco SAB de CV, B	Food Products	633	2,649
Industrias Penoles SA	Metals & Mining	491	6,346
Infraestructura Energetica Nova SAB de CV	Gas Utilities	2,076	8,147
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,396	6,309
Megacable Holdings SAB de CV	Media	1,223	5,191
Mexichem SAB de CV	Chemicals	4,183	8,772
Nemak SAB de CV	Auto Components	2,300	1,077
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	859	8,528
Regional SAB de CV	Banks	903	4,650
[a] Telesites SAB de CV	Diversified Telecommunication Services	5,000	3,076
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	20,701	56,462
			605,962
Peru 0.5%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	853	14,219

United States 0.8%
JBS SA	Food Products	3,900	21,593

Total Common Stocks (Cost $1,980,052)			2,008,912
Preferred Stocks 25.5%
Brazil 23.8%
[d] Alpargatas SA, 0.421%, pfd.	Textiles, Apparel & Luxury Goods	750	3,994
[a] Azul SA, pfd.	Airlines	800	9,036
[d] Banco Bradesco SA, 2.560%, pfd.	Banks	16,020	157,749
[d] Banco do Estado do Rio Grande do Sul SA, 9.023%, pfd., B	Banks	800	4,957
[d] Bradespar SA, 3.772%, pfd.	Metals & Mining	900	7,714
[a,d] Braskem SA, pfd., A	Chemicals	800	7,312
[d] Centrais Eletricas Brasileiras SA, 3.936%, pfd., B	Electric Utilities	900	8,454
[d] Cia Brasileira de Distribuicao, 1.705%, pfd., A	Food & Staples Retailing	619	15,291
[d] Cia de Transmissao de Energia Eletrica Paulista, 7.43%, pfd.	Electric Utilities	700	4,519
[d] Cia Energetica de Minas Gerais, 4.007%, pfd.	Electric Utilities	3,700	14,336
[d] Cia Paranaense de Energia, 2.988%, pfd., B	Electric Utilities	400	5,072
[d] Gerdau SA, 2.895%, pfd.	Metals & Mining	4,200	16,657
[d] Itau Unibanco Holding SA, 3.969%, pfd.	Banks	18,900	178,809
[d] Itausa - Investimentos Itau SA, 3.173%, pfd.	Banks	17,500	58,856
[d] Lojas Americanas SA, 0.455%, pfd.	Multiline Retail	3,000	12,892
[d] Petroleo Brasileiro SA, 3.597%, pfd.	Oil, Gas & Consumable Fuels	15,800	112,997
[d] Telefonica Brasil SA, 10.146%, pfd.	Diversified Telecommunication Services	1,700	22,138
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 1.655%, pfd., A	Metals & Mining	1,500	3,499
			644,282
Chile 0.5%
[d] Embotelladora Andina SA, 3.866%, pfd., B	Beverages	775	2,793
[d] Sociedad Quimica y Minera de Chile SA, 4.97%, pfd., B	Chemicals	382	11,844
			14,637
Colombia 1.2%
[d] Bancolombia SA, 2.588%, pfd.	Banks	1,801	22,913
[d] Grupo Aval Acciones y Valores SA, 4.047%, pfd.	Banks	16,245	6,509
[d] Grupo de Inversiones Suramericana SA, 1.688%, pfd.	Diversified Financial Services	317	3,127
			32,549
Total Preferred Stocks (Cost $623,303)			691,468
Total Investments (Cost $2,603,355) 99.5%			2,700,380

Other Assets, less Liabilities 0.5%			13,206
Net Assets 100.0%			$2,713,586

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2019, the value of this security was $5,144, representing 0.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $2,093, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MINI Bovespa Index		Long	2	$10,574	8/14/19	$186

*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.8%
Mexico 99.8%
Alfa SAB de CV	Industrial Conglomerates	98,436	96,634
Alpek SAB de CV	Chemicals	12,172	15,276
[a] Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure	16,892	33,218
America Movil SAB de CV, L	Wireless Telecommunication Services	717,032	521,399
Arca Continental SAB de CV	Beverages	12,600	68,110
Banco del Bajio SA	Banks	22,384	44,729
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	55,104	84,241
Becle SA de CV	Beverages	17,800	27,592
Cemex SAB de CV	Construction Materials	483,336	203,532
Coca-Cola FEMSA SA de CV	Beverages	16,684	103,439
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	7,468	9,877
El Puerto de Liverpool SAB de CV	Multiline Retail	6,408	35,646
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	96,128	127,192
Fomento Economico Mexicano SAB de CV	Beverages	54,816	530,594
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	13,992	17,254
Gruma SAB de CV	Food Products	6,524	61,173
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	10,416	63,553
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	11,440	119,023
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	6,572	106,419
Grupo Bimbo SAB de CV, A	Food Products	76,480	159,356
Grupo Carso SAB de CV	Industrial Conglomerates	15,560	57,958
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	9,648	16,281
Grupo Elektra SAB de CV	Banks	2,092	136,770
Grupo Financiero Banorte SAB de CV	Banks	74,784	433,484
Grupo Financiero Inbursa SAB de CV	Banks	73,300	105,915
Grupo Lala SAB de CV	Food Products	18,736	23,006
Grupo Mexico SAB de CV, B	Metals & Mining	100,064	265,478
Grupo Televisa SA	Media	80,260	135,566
Industrias Bachoco SAB de CV, B	Food Products	5,208	21,795
Industrias Penoles SA	Metals & Mining	4,024	52,008
Infraestructura Energetica Nova SAB de CV	Gas Utilities	16,716	65,597
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	27,064	50,278
Megacable Holdings SAB de CV	Media	9,744	41,357
Mexichem SAB de CV	Chemicals	33,472	70,196
Nemak SAB de CV	Auto Components	19,056	8,927
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	6,944	68,939
Regional SAB de CV	Banks	7,364	37,921
[a] Telesites SAB de CV	Diversified Telecommunication Services	41,788	25,710
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	137,936	376,222
Total Investments (Cost $4,743,182) 99.8%			4,421,665

Other Assets, less Liabilities 0.2%			9,228
Net Assets 100.0%			$4,430,893

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund's Board of Trustees. At June 30, 2019, the value of this security was $17,254, representing 0.4% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 94.5%
Russia 94.5%
Aeroflot - Russian Airlines PJSC	Airlines	83,215	$134,252
Alrosa PJSC	Metals & Mining	267,014	364,231
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	41,343,896	132,733
Federal Hydrogenerating Co.	Electric Utilities	18,255,699	173,773
Gazprom PJSC	Oil, Gas & Consumable Fuels	639,584	2,360,909
Inter RAO UES PJSC	Electric Utilities	4,905,153	352,207
LUKOIL PJSC	Oil, Gas & Consumable Fuels	28,809	2,423,016
Magnit PJSC	Food & Staples Retailing	6,435	381,050
Magnitogorsk Iron & Steel Works	Metals & Mining	281,149	200,515
MMC Norilsk Nickel PJSC	Metals & Mining	2,167	491,565
Mobile TeleSystems PJSC	Wireless Telecommunication Services	86,669	391,470
Moscow Exchange MICEX	Capital Markets	228,118	326,038
Mosenergo PAO	Electric Utilities	1,269,939	50,536
NLMK PJSC	Metals & Mining	119,669	302,991
NovaTek PJSC	Oil, Gas & Consumable Fuels	32,043	679,418
PhosAgro PJSC	Chemicals	5,610	220,931
Polyus Gold OJSC	Metals & Mining	3,817	352,683
Rosneft PJSC	Oil, Gas & Consumable Fuels	66,242	435,312
Rosseti PJSC	Electric Utilities	4,685,340	102,509
Rostelecom PJSC	Diversified Telecommunication Services	137,137	176,435
[a] RussNeft PJSC	Oil, Gas & Consumable Fuels	7,095	67,694
Sberbank of Russia PJSC	Banks	623,799	2,359,211
Severstal PJSC	Metals & Mining	20,295	343,511
Sistema PJSFC	Wireless Telecommunication Services	449,152	70,305
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	395,032	164,965
Tatneft PAO	Oil, Gas & Consumable Fuels	47,509	583,666
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	1,649,505	68,648
VTB Bank PJSC	Banks	561,221,804	354,840
Total Common Stocks (Cost $11,883,822)			14,065,414
Preferred Stocks 5.4%
Russia 5.4%
[b] Bashneft PJSC, 9.651%, pfd.	Oil, Gas & Consumable Fuels	3,058	79,850
[b] Surgutneftegas PJSC, 3.239%, pfd.	Oil, Gas & Consumable Fuels	425,370	287,356
[b] Tatneft PJSC, 10.168%, pfd., 3	Oil, Gas & Consumable Fuels	4,675	47,154
[b] Transneft PJSC, 4.580%, pfd.	Oil, Gas & Consumable Fuels	148	388,214
Total Preferred Stocks (Cost $740,101)			802,574
Total Investments (Cost $12,623,923) 99.9%			14,867,988

Other Assets, less Liabilities 0.1%			18,352
Net Assets 100.0%			$14,886,340

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.9%
Saudi Arabia 99.9%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	872	$18,136
Advanced Petrochemical Co.	Chemicals	1,908	30,526
[a] Al Hammadi Co. for Development and Investment	Health Care Providers & Services	1,164	6,673
Al-Rajhi Bank	Banks	18,212	337,992
Alinma Bank	Banks	12,552	81,532
Almarai Co. JSC	Food Products	5,000	70,262
Bank Al-Jazira	Banks	7,948	32,171
[a] Bank Albilad	Banks	7,270	52,728
Bupa Arabia for Cooperative Insurance Co.	Insurance	1,228	31,533
Dallah Healthcare Co.	Health Care Providers & Services	594	7,809
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	10,468	32,770
[a] Emaar Economic City	Real Estate Management & Development	8,238	21,857
[a] Etihad Etisalat Co.	Wireless Telecommunication Services	7,462	47,793
[a] Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	1,288	8,366
Jarir Marketing Co.	Specialty Retail	1,164	51,275
[a] Middle East Healthcare Co.	Health Care Providers & Services	672	4,919
[a] Mobile Telecommunications Co.	Wireless Telecommunication Services	5,658	18,104
Mouwasat Medical Services Co.	Health Care Providers & Services	950	22,773
National Commercial Bank	Banks	20,168	297,929
[a] National Industrialization Co.	Chemicals	6,484	29,288
National Petrochemical Co.	Chemicals	2,376	15,573
[a] Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	4,332	23,865
Riyad Bank	Banks	17,048	121,828
Sahara International Petrochemical Co.	Chemicals	7,108	39,196
Samba Financial Group	Banks	12,404	117,086
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	752	17,124
Saudi Arabian Fertilizer Co.	Chemicals	3,614	81,719
[a] Saudi Arabian Mining Co.	Metals & Mining	6,494	84,157
Saudi Basic Industries Corp.	Chemicals	13,278	404,332
Saudi Cement Co.	Construction Materials	1,482	27,702
Saudi Electricity Co.	Electric Utilities	15,658	78,076
Saudi Ground Services Co.	Transportation Infrastructure	1,392	10,671
Saudi Industrial Investment Group	Chemicals	4,362	28,659
[a] Saudi Kayan Petrochemical Co.	Chemicals	14,538	47,371
Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	1,164	8,210
[a] Saudi Research & Marketing Group	Media	648	16,208
Saudi Telecom Co.	Diversified Telecommunication Services	9,052	251,508
Savola Al-Azizia United Co.	Food Products	5,176	45,132
Seera Group Holdings	Hotels, Restaurants & Leisure	2,844	13,271
[a] The Company for Cooperative Insurance	Insurance	1,212	22,623
The Qassim Cement	Construction Materials	872	10,766
Yanbu Cement	Construction Materials	1,526	12,411
Yanbu National Petrochemical Co.	Chemicals	4,408	74,049
Total Investments (Cost $2,503,610) 99.9%			2,755,973

Other Assets, less Liabilities 0.1%			2,614
Net Assets 100.0%			$2,758,587

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 99.8%
Isle Of Man 0.2%
MAS Real Estate Inc.	Real Estate Management & Development	3,796	$5,626

Romania 1.0%
NEPI Rockcastle PLC	Real Estate Management & Development	3,134	28,761

South Africa 97.7%
Absa Group Ltd.	Banks	6,442	80,404
African Rainbow Minerals Ltd.	Metals & Mining	930	12,014
Anglo American Platinum Ltd.	Metals & Mining	538	31,931
AngloGold Ashanti Ltd.	Metals & Mining	3,698	66,613
Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,410	24,291
Assore Ltd.	Metals & Mining	298	7,751
	Equity Real Estate Investment Trusts
Attacq Ltd.	(REITs)	6,100	5,676
AVI Ltd.	Food Products	2,928	18,970
Barloworld Ltd.	Trading Companies & Distributors	1,894	17,192
Bid Corp. Ltd.	Food & Staples Retailing	2,960	64,440
Bidvest Group Ltd.	Industrial Conglomerates	3,012	40,445
[a] Brait SE	Capital Markets	2,840	3,726
Capitec Bank Holdings Ltd.	Banks	474	43,656
Clicks Group Ltd.	Food & Staples Retailing	2,250	32,756
Coronation Fund Managers Ltd.	Capital Markets	2,294	7,272
[b] Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	3,440	6,162
Discovery Ltd.	Insurance	3,228	34,134
Distell Group Holdings Ltd.	Beverages	706	6,494
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,238	27,296
FirstRand Ltd.	Diversified Financial Services	28,348	137,807
	Equity Real Estate Investment Trusts
Fortress REIT Ltd.	(REITs)	7,774	6,660
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	10,422	15,846
Gold Fields Ltd.	Metals & Mining	7,246	39,438
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	25,832	44,478
[a] Harmony Gold Mining Co. Ltd.	Metals & Mining	4,034	9,080
	Equity Real Estate Investment Trusts
Hyprop Investments Ltd.	(REITs)	2,244	11,119
[a] Impala Platinum Holdings Ltd.	Metals & Mining	6,002	29,688
Imperial Logistics Ltd.	Air Freight & Logistics	1,466	5,347
Investec Ltd.	Capital Markets	2,682	17,471
JSE Ltd.	Capital Markets	748	7,426
KAP Industrial Holdings Ltd.	Industrial Conglomerates	23,502	9,317
Kumba Iron Ore Ltd.	Metals & Mining	462	16,361
Liberty Holdings Ltd.	Insurance	1,074	8,048
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	12,362	19,672
Massmart Holdings Ltd.	Food & Staples Retailing	890	3,926
MMI Holdings Ltd.	Insurance	8,846	11,900
Motus Holdings Ltd.	Specialty Retail	1,562	8,100
Mr. Price Group Ltd.	Specialty Retail	2,232	31,421
MTN Group Ltd.	Wireless Telecommunication Services	16,048	121,487
[a] MultiChoice Group Ltd.	Media	3,800	36,102
Naspers Ltd., N	Internet & Direct Marketing Retail	2,284	553,865
Nedbank Group Ltd.	Banks	3,550	63,743
Netcare Ltd.	Health Care Providers & Services	12,806	16,329
[a] Northam Platinum Ltd.	Metals & Mining	3,120	13,054
Old Mutual Ltd.	Insurance	43,100	64,797
[b] PepKor Holdings Ltd., Reg S	Specialty Retail	6,126	7,820
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	3,028	14,817
Pioneer Foods Group Ltd.	Food Products	1,232	6,028

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

PSG Group Ltd.	Diversified Financial Services	1,456	24,679
Rand Merchant Investment Holdings Ltd.	Insurance	6,714	16,174
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	50,250	32,214
Remgro Ltd.	Diversified Financial Services	4,588	61,135
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	2,542	11,169
Reunert Ltd.	Industrial Conglomerates	1,414	6,772
RMB Holdings Ltd.	Diversified Financial Services	6,684	40,006
Sanlam Ltd.	Insurance	15,584	86,379
Santam Ltd.	Insurance	368	7,829
Sappi Ltd.	Paper & Forest Products	4,958	19,299
Sasol Ltd.	Chemicals	4,976	123,581
Shoprite Holdings Ltd.	Food & Staples Retailing	4,202	46,981
[a] Sibanye Gold Ltd.	Metals & Mining	19,278	22,913
Standard Bank Group Ltd.	Banks	11,420	159,275
[a] Super Group Ltd.	Specialty Retail	3,172	7,398
Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,618	17,116
The Foschini Group Ltd.	Specialty Retail	2,050	26,212
The Spar Group Ltd.	Food & Staples Retailing	1,718	22,762
Tiger Brands Ltd.	Food Products	1,478	23,447
Truworths International Ltd.	Specialty Retail	3,808	18,903
Tsogo Sun Holdings Ltd.	Hotels, Restaurants & Leisure	4,724	5,102
[a] Tsogo Sun Hotels Ltd.	Hotels, Restaurants & Leisure	4,724	1,407
Vodacom Group Ltd.	Wireless Telecommunication Services	5,320	45,148
	Equity Real Estate Investment Trusts
Vukile Property Fund Ltd.	(REITs)	7,382	10,046
Woolworths Holdings Ltd.	Multiline Retail	8,520	29,533
			2,727,850
United Kingdom 0.9%
Mondi Ltd.	Paper & Forest Products	1,054	23,691

Total Investments (Cost $2,444,753) 99.8%			2,785,928

Other Assets, less Liabilities 0.2%			6,593
Net Assets 100.0%			$2,792,521

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $13,982, representing 0.5% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 95.5%
South Korea 95.5%
Amorepacific Corp.	Personal Products	896	$127,651
AmorePacific Group	Personal Products	824	44,460
BGF Co. Ltd.	Industrial Conglomerates	768	4,922
BGF Retail Co. Ltd.	Food & Staples Retailing	176	32,162
BNK Financial Group Inc.	Banks	8,320	53,970
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,648	80,641
[a] Celltrion Inc.	Biotechnology	2,784	495,485
Cheil Worldwide Inc.	Media	1,976	50,313
CJ CheilJedang Corp.	Food Products	224	57,617
CJ Corp.	Industrial Conglomerates	344	30,091
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	272	41,696
[a] CJ Logistics Corp.	Road & Rail	208	24,229
Daelim Industrial Co. Ltd.	Construction & Engineering	768	76,491
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	4,976	21,289
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	1,360	38,516
DB Insurance Co. Ltd.	Insurance	1,336	68,614
DGB Financial Group Inc.	Banks	4,408	31,113
Dongsuh Cos. Inc.	Food & Staples Retailing	864	14,404
[a] Doosan Bobcat Inc.	Machinery	672	21,185
Doosan Corp.	Industrial Conglomerates	152	13,230
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	3,256	17,483
[a] Doosan Infracore Co. Ltd.	Machinery	3,744	20,169
E-MART Inc.	Food & Staples Retailing	568	68,869
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	1,480	98,312
GS Engineering & Construction Corp.	Construction & Engineering	1,656	57,870
GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,448	64,208
GS Retail Co. Ltd.	Food & Staples Retailing	744	25,323
Hana Financial Group Inc.	Banks	8,400	272,082
Hankook Tire & Technology Co. Ltd.	Auto Components	2,120	64,445
Hanmi Pharm Co. Ltd.	Pharmaceuticals	196	68,578
Hanmi Science Co. Ltd.	Pharmaceuticals	376	22,209
Hanon Systems	Auto Components	4,568	46,089
Hanssem Co. Ltd.	Household Durables	272	17,267
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	1,008	29,027
Hanwha Chemical Corp.	Chemicals	2,320	45,610
Hanwha Corp.	Industrial Conglomerates	1,184	27,379
Hanwha Life Insurance Co. Ltd.	Insurance	7,720	21,897
HDC Holdings Co. Ltd.	Construction & Engineering	1,040	13,646
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	864	32,550
[a] Helixmith Co. Ltd.	Biotechnology	384	56,071
[a] Helixmith Co. Ltd., rts. 8/06/19	Biotechnology	26	725
Hite Jinro Co. Ltd.	Beverages	856	15,086
[a] HLB Inc.	Leisure Products	992	30,327
Hotel Shilla Co. Ltd.	Specialty Retail	880	73,927
Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods	88	10,822
Hyundai Construction Equipment Co. Ltd.	Machinery	352	12,362
Hyundai Department Store Co. Ltd.	Multiline Retail	424	30,368
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,056	95,442
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	520	72,507
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	296	83,059
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,720	42,380
Hyundai Mipo Dockyard Co. Ltd.	Machinery	584	24,986
Hyundai Mobis Co. Ltd.	Auto Components	1,848	376,914
Hyundai Motor Co.	Automobiles	4,008	485,965
Hyundai Steel Co.	Metals & Mining	2,120	76,747
Hyundai Wia Corp.	Auto Components	456	19,213
Industrial Bank of Korea	Banks	7,656	93,160
Kakao Corp.	Interactive Media & Services	1,416	161,264
Kangwon Land Inc.	Hotels, Restaurants & Leisure	3,016	79,014

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

KB Financial Group Inc.	Banks	11,136	442,199
KCC Corp.	Building Products	152	36,267
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	616	16,672
Kia Motors Corp.	Automobiles	7,272	277,113
Korea Aerospace Industries Ltd.	Aerospace & Defense	1,840	57,288
[a] Korea Electric Power Corp.	Electric Utilities	7,216	159,675
Korea Gas Corp.	Gas Utilities	744	27,192
Korea Investment Holdings Co. Ltd.	Capital Markets	1,080	75,483
[a] Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	1,216	124,796
Korea Zinc Co. Ltd.	Metals & Mining	280	115,429
Korean Air Lines Co. Ltd.	Airlines	1,360	34,099
KT&G Corp.	Tobacco	3,128	266,841
Kumho Petrochemical Co. Ltd.	Chemicals	496	41,840
LG Chem Ltd.	Chemicals	1,288	395,441
LG Corp.	Industrial Conglomerates	2,544	169,431
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	6,312	97,579
LG Electronics Inc.	Household Durables	3,040	208,784
LG Household & Health Care Ltd.	Personal Products	248	282,011
LG Uplus Corp.	Diversified Telecommunication Services	5,472	68,717
Lotte Chemical Corp.	Chemicals	416	90,971
Lotte Chilsung Beverage Co. Ltd.	Beverages	96	14,259
Lotte Corp.	Industrial Conglomerates	744	28,351
LOTTE Fine Chemical Co. Ltd.	Chemicals	504	23,047
Lotte Shopping Co. Ltd.	Multiline Retail	312	43,369
LS Corp.	Electrical Equipment	488	20,075
Mando Corp.	Auto Components	936	23,914
Medy-tox Inc.	Biotechnology	116	45,208
Mirae Asset Daewood Co. Ltd.	Capital Markets	10,744	76,115
Naver Corp.	Interactive Media & Services	3,776	372,809
NCsoft Corp.	Entertainment	472	194,989
[a] Netmarble Corp.	Entertainment	496	48,541
NH Investment & Securities Co. Ltd.	Capital Markets	3,640	45,711
[a] NHN Corp.	Entertainment	280	18,745
Nongshim Co. Ltd.	Food Products	88	19,358
OCI Co. Ltd.	Chemicals	512	41,371
Orion Corp.	Food Products	616	49,348
Ottogi Corp.	Food Products	35	20,764
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,272	17,957
POSCO	Metals & Mining	1,928	408,259
POSCO Chemical Co. Ltd.	Construction Materials	592	27,481
Posco International Corp.	Trading Companies & Distributors	1,384	21,995
S-1 Corp.	Commercial Services & Supplies	536	45,307
S-Oil Corp.	Oil, Gas & Consumable Fuels	1,160	84,088
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	376	104,205
Samsung C&T Corp.	Industrial Conglomerates	2,368	196,265
Samsung Card Co. Ltd.	Consumer Finance	856	28,320
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	1,576	133,489
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	74,336	3,025,845
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	4,464	66,304
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	928	215,393
[a] Samsung Heavy Industries Co. Ltd.	Machinery	12,360	87,349
Samsung Life Insurance Co. Ltd.	Insurance	1,792	129,746
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	1,488	304,778
Samsung SDS Co. Ltd.	IT Services	904	168,328
Samsung Securities Co. Ltd.	Capital Markets	1,792	60,683
Shinhan Financial Group Co. Ltd.	Banks	12,784	497,122
Shinsegae Co. Ltd.	Multiline Retail	192	50,052
[a] SillaJen Inc.	Biotechnology	1,496	64,004
SK Holdings Co. Ltd.	Industrial Conglomerates	936	188,067

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	14,648	881,684
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,616	222,530
SK Networks Co. Ltd.	Trading Companies & Distributors	4,152	18,195
SK Telecom Co. Ltd.	Wireless Telecommunication Services	656	147,148
SKC Co. Ltd.	Chemicals	536	18,383
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	2,904	15,845
Woongjin Coway Co. Ltd.	Household Durables	1,592	106,717
Woori Financial Group Inc.	Banks	15,752	191,673
Yuhan Corp.	Pharmaceuticals	248	52,515
Total Common Stocks (Cost $20,167,889)			15,834,960
Preferred Stocks 4.2%
South Korea 4.2%
[b] Amorepacific Corp.,1.375%, pfd.	Personal Products	296	22,098
[b] CJ CheilJedang Corp., 2.763%, pfd.	Food Products	40	4,451
[a,c] CJ Corp., pfd.	Industrial Conglomerates	59	1,874
[b] Hanwha Corp., 4.235%, pfd.	Industrial Conglomerates	624	7,593
[b] Hyundai Motor Co., 4.751%, pfd., 2	Automobiles	1,016	75,937
[b] Hyundai Motor Co., 5.12%, pfd.	Automobiles	640	43,844
[b] LG Chem Ltd., 3.095%, pfd.	Chemicals	216	36,572
[b] LG Electronics Inc., 2.410%, pfd.	Household Durables	496	14,262
[b] LG Household & Health Care Ltd., 1.154%, pfd.	Personal Products	60	41,883
[b] Mirae Asset Daewoo Co. Ltd., 5.308%, pfd.	Capital Markets	4,008	14,388
	Technology Hardware, Storage &
[b] Samsung Electronics Co. Ltd., 3.705%, pfd.	Peripherals	13,024	431,445
[b] Samsung Fire & Marine Insurance Co. Ltd., 6.008%, pfd.	Insurance	72	11,941
Total Preferred Stocks (Cost $833,259)			706,288
Total Investments (Cost $21,001,148) 99.7%			16,541,248

Other Assets, less Liabilities 0.3%			43,025
Net Assets 100.0%			$16,584,273

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.
cFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 99.8%
Switzerland 99.8%
ABB Ltd.	Electrical Equipment	7,972	$160,176
Adecco Group AG	Professional Services	700	42,115
[a] Alcon Inc.	Health Care Equipment & Supplies	2,048	126,619
Baloise Holding AG	Insurance	208	36,864
Banque Cantonale Vaudoise	Banks	12	9,354
Barry Callebaut AG	Food Products	10	20,082
Chocoladefabriken Lindt & Spruengli AG	Food Products	10	72,872
[a] Clariant AG	Chemicals	898	18,278
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	2,280	193,718
[a] Credit Suisse Group AG	Capital Markets	11,240	134,938
DKSH Holding AG	Professional Services	152	8,917
[a] Dufry AG	Specialty Retail	134	11,363
EMS-Chemie Holding AG	Chemicals	32	20,792
Flughafen Zurich AG	Transportation Infrastructure	84	15,835
Geberit AG	Building Products	160	74,831
Georg Fischer AG	Machinery	18	17,225
Givaudan AG	Chemicals	42	118,720
Helvetia Holding AG	Insurance	146	18,344
[a] Julius Baer Group Ltd.	Capital Markets	972	43,326
Kuehne + Nagel International AG	Marine	226	33,587
[a] LafargeHolcim Ltd., B	Construction Materials	2,118	103,554
	Technology Hardware, Storage &
Logitech International SA	Peripherals	660	26,407
[a] Lonza Group AG	Life Sciences Tools & Services	332	112,165
Nestle SA	Food Products	9,766	1,012,258
Novartis AG	Pharmaceuticals	7,674	702,073
[a] OC Oerlikon Corp. AG	Machinery	882	10,783
Pargesa Holding SA, B	Diversified Financial Services	168	12,966
Partners Group Holding AG	Capital Markets	74	58,213
PSP Swiss Property AG	Real Estate Management & Development	176	20,596
Roche Holding AG	Pharmaceuticals	92	25,817
Roche Holding AG	Pharmaceuticals	2,444	688,456
Schindler Holding AG	Machinery	86	18,805
Schindler Holding AG, PC	Machinery	182	40,563
SGS SA	Professional Services	23	58,668
Sika AG	Chemicals	622	106,282
Sonova Holding AG	Health Care Equipment & Supplies	246	55,962
Straumann Holding AG	Health Care Equipment & Supplies	44	38,873
Sulzer AG	Machinery	78	8,536
Swatch Group AG	Textiles, Apparel & Luxury Goods	130	37,267
Swatch Group AG	Textiles, Apparel & Luxury Goods	200	10,841
Swiss Life Holding AG	Insurance	152	75,423
[a] Swiss Prime Site AG	Real Estate Management & Development	338	29,553
Swiss Re AG	Insurance	1,344	136,799
Swisscom AG	Diversified Telecommunication Services	114	57,304
[a] Temenos AG	Software	266	47,648
[a] UBS Group AG	Capital Markets	15,530	184,767
Vifor Pharma AG	Pharmaceuticals	200	28,933
Zurich Insurance Group AG	Insurance	660	230,086
Total Investments (Cost $4,813,677) 99.8%			5,117,554

Other Assets, less Liabilities 0.2%			11,983
Net Assets 100.0%			$5,129,537

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.3%
Taiwan 99.3%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	81,000	$50,202
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	11,000	93,498
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	99,000	196,027
Asia Cement Corp.	Construction Materials	66,000	101,042
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	21,000	150,775
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	252,000	75,455
Capital Securities Corp.	Capital Markets	63,470	19,372
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	21,000	150,437
[a] Cathay Financial Holding Co. Ltd.	Insurance	231,000	319,805
Chailease Holding Co. Ltd.	Diversified Financial Services	36,000	148,940
Chang Hwa Commercial Bank Ltd.	Banks	177,360	119,631
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	54,000	69,718
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	18,030	44,350
China Airlines Ltd.	Airlines	78,000	24,711
China Development Financial Holding Corp.	Banks	405,000	123,484
China Life Insurance Co. Ltd.	Insurance	81,727	65,388
China Motor Corp.	Automobiles	15,000	13,378
China Steel Corp.	Metals & Mining	363,000	291,597
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	111,000	403,838
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	117,000	76,658
CTBC Financial Holding Co. Ltd.	Banks	531,000	365,004
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	63,000	319,467
E.Sun Financial Holding Co. Ltd.	Banks	300,000	251,131
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	76,885
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	27,000	21,732
Eternal Materials Co. Ltd.	Chemicals	30,630	26,676
EVA Airways Corp.	Airlines	66,450	31,985
Evergreen Marine Corp. Taiwan Ltd.	Marine	67,196	26,935
Far Eastern International Bank	Banks	54,542	21,599
Far Eastern New Century Corp.	Industrial Conglomerates	114,000	122,957
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	45,000	113,444
Feng Hsin Steel Co. Ltd.	Metals & Mining	12,000	24,302
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	77,915
First Financial Holding Co. Ltd.	Banks	285,950	209,909
Formosa Chemicals & Fibre Corp.	Chemicals	99,000	328,305
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	39,000	138,750
Formosa Plastics Corp.	Chemicals	144,000	530,852
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	27,000	33,990
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	33,000	67,042
Fubon Financial Holding Co. Ltd.	Insurance	216,000	318,859
Giant Manufacturing Co. Ltd.	Leisure Products	9,000	70,413
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	6,100	61,767
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	348,000	867,213
Hotai Motor Co. Ltd.	Specialty Retail	9,000	147,201
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	21,000	24,712

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Hua Nan Financial Holdings Co. Ltd.	Banks	252,000	169,166
	Electronic Equipment, Instruments &
Innolux Corp.	Components	246,000	58,056
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	87,000	69,187
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	3,000	372,350
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	60,000	87,896
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	43,000	434,714
Mega Financial Holding Co. Ltd.	Banks	318,000	316,367
Nan Ya Plastics Corp.	Chemicals	165,000	417,553
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	24,000	49,840
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	17,000	94,689
[a] OBI Pharma Inc.	Biotechnology	3,194	16,968
Oriental Union Chemical Corp.	Chemicals	18,000	14,923
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	57,000	98,550
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	78,000	96,685
President Chain Store Corp.	Food & Staples Retailing	16,620	160,798
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	78,000	151,683
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	14,000	102,996
Shin Kong Financial Holding Co. Ltd.	Insurance	318,000	96,548
SinoPac Financial Holdings Co. Ltd.	Banks	306,040	128,586
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	39,000	48,970
Taishin Financial Holding Co. Ltd.	Banks	288,000	132,597
Taiwan Business Bank	Banks	120,640	53,019
Taiwan Cement Corp.	Construction Materials	132,000	195,708
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	264,610	177,205
Taiwan Fertilizer Co. Ltd.	Chemicals	21,000	32,285
Taiwan Glass Industry Corp.	Building Products	48,000	18,777
Taiwan High Speed Rail Corp.	Transportation Infrastructure	60,000	88,282
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	48,000	189,314
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	25,673
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	384,000	2,954,845
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	39,640
	Electronic Equipment, Instruments &
TPK Holding Co. Ltd.	Components	9,000	14,358
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	9,000	20,747
U-Ming Marine Transport Corp.	Marine	12,000	12,924
Uni-President Enterprises Corp.	Food Products	141,000	375,431
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	36,000	40,857
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	336,000	150,910
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	27,000	56,678
Walsin Lihwa Corp.	Electrical Equipment	87,000	41,176
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	15,000	79,203
Wan Hai Lines Ltd.	Marine	21,000	12,238
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	78,000	60,774
	Electronic Equipment, Instruments &
Yageo Corp.	Components	12,000	101,998
Yuanta Financial Holding Co. Ltd.	Capital Markets	327,000	196,350

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Yulon Motor Co. Ltd.	Automobiles	21,000	15,416
Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	8,854
Total Investments (Cost $14,273,368) 99.3%			14,899,135
Other Assets, less Liabilities 0.7%			106,580
Net Assets 100.0%			$15,005,715

[a]Non-income producing.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
SGX MSCI Taiwan Index	Long	2	$77,300	7/30/19	$(84)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.4%
Australia 2.7%
Rio Tinto PLC	Metals & Mining	12,696	$788,601

Germany 0.2%
TUI AG	Hotels, Restaurants & Leisure	4,992	49,073

Ireland 1.6%
CRH PLC	Construction Materials	9,312	303,632
Flutter Entertainment PLC	Hotels, Restaurants & Leisure	888	66,996
Smurfit Kappa Group PLC	Containers & Packaging	2,736	82,944
			453,572
Kazakhstan 0.1%
KAZ Minerals PLC	Metals & Mining	2,520	19,365

Russia 0.3%
Evraz PLC	Metals & Mining	6,312	53,437
Polymetal International PLC	Metals & Mining	3,288	41,713
			95,150
South Africa 0.2%
Investec PLC	Capital Markets	7,464	48,542
Switzerland 1.8%
[a] Coca-Cola HBC AG	Beverages	2,256	85,332
Glencore PLC	Metals & Mining	128,880	448,364
			533,696
United Arab Emirates 0.1%
NMC Health PLC	Health Care Providers & Services	1,008	30,828

United Kingdom 92.1%
3i Group PLC	Capital Markets	10,920	154,753
Admiral Group PLC	Insurance	2,376	66,768
Anglo American PLC	Metals & Mining	11,400	325,650
Antofagasta PLC	Metals & Mining	3,960	46,851
Ashmore Group PLC	Capital Markets	4,368	28,324
Ashtead Group PLC	Trading Companies & Distributors	5,424	155,596
Associated British Foods PLC	Food Products	3,984	124,885
AstraZeneca PLC	Pharmaceuticals	15,168	1,242,812
Auto Trader Group PLC	Interactive Media & Services	10,560	73,623
Aveva Group PLC	Software	744	38,273
Aviva PLC	Insurance	45,264	239,935
B&M European Value Retail SA	Multiline Retail	9,744	41,333
Babcock International Group PLC	Commercial Services & Supplies	3,072	17,914
BAE Systems PLC	Aerospace & Defense	36,984	233,183
Barclays PLC	Banks	198,312	378,083
Barratt Developments PLC	Household Durables	11,544	84,127
Bellway PLC	Household Durables	1,464	51,891
BHP Group PLC	Metals & Mining	24,000	615,478
BP PLC	Oil, Gas & Consumable Fuels	230,064	1,606,314
British American Tobacco PLC	Tobacco	26,352	921,965
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	10,920	74,826
BT Group PLC	Diversified Telecommunication Services	96,360	240,933
Bunzl PLC	Trading Companies & Distributors	3,888	102,775
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,680	110,905
Capital & Counties Properties PLC	Real Estate Management & Development	8,232	22,693
Centrica PLC	Multi-Utilities	65,232	72,876
Cineworld Group PLC	Entertainment	11,424	36,843
[a] Cobham PLC	Aerospace & Defense	27,120	36,776
Compass Group PLC	Hotels, Restaurants & Leisure	18,216	437,473

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

ConvaTec Group PLC	Health Care Equipment & Supplies	16,440	30,506
Croda International PLC	Chemicals	1,440	93,834
CYBG PLC	Banks	14,064	34,420
DCC PLC	Industrial Conglomerates	1,128	100,780
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,200	47,589
Diageo PLC	Beverages	26,976	1,161,807
Direct Line Insurance Group PLC	Insurance	15,816	66,788
DS Smith PLC	Containers & Packaging	14,592	67,321
easyJet PLC	Airlines	2,400	29,115
Experian PLC	Professional Services	10,440	316,762
[a] Ferguson PLC	Trading Companies & Distributors	2,664	189,866
Fresnillo PLC	Metals & Mining	2,064	22,859
G4S PLC	Commercial Services & Supplies	17,832	47,205
GlaxoSmithKline PLC	Pharmaceuticals	56,616	1,136,022
GVC Holdings PLC	Hotels, Restaurants & Leisure	6,744	55,945
	Electronic Equipment, Instruments &
Halma PLC	Components	4,344	111,678
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	8,808	31,063
Hargreaves Lansdown PLC	Capital Markets	3,072	75,028
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,608	35,241
Hiscox Ltd.	Insurance	3,168	68,220
Howden Joinery Group PLC	Trading Companies & Distributors	6,672	43,052
HSBC Holdings PLC	Banks	233,808	1,954,721
IMI PLC	Machinery	3,096	40,900
Imperial Brands PLC	Tobacco	11,016	258,923
Inchcape PLC	Distributors	4,728	37,067
Informa PLC	Media	14,280	151,754
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,088	137,441
International Consolidated Airlines Group SA	Airlines	8,760	53,169
Intertek Group PLC	Professional Services	1,848	129,404
ITV PLC	Media	42,984	59,082
J Sainsbury PLC	Food & Staples Retailing	18,456	46,027
JD Sports Fashion PLC	Specialty Retail	4,152	30,987
John Wood Group PLC	Energy Equipment & Services	7,800	44,870
Johnson Matthey PLC	Chemicals	2,184	92,532
[a] Just Eat PLC	Internet & Direct Marketing Retail	6,552	52,117
Kingfisher PLC	Specialty Retail	24,216	66,232
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	8,136	86,275
Legal & General Group PLC	Insurance	68,352	234,442
Lloyds Banking Group PLC	Banks	814,800	586,836
London Stock Exchange Group PLC	Capital Markets	3,600	251,353
Marks & Spencer Group PLC	Multiline Retail	22,396	60,057
Mediclinic International PLC	Health Care Providers & Services	4,800	18,626
Meggitt PLC	Aerospace & Defense	8,880	59,220
Melrose Industries PLC	Electrical Equipment	55,824	128,489
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	8,088	46,229
Micro Focus International PLC	Software	3,912	102,762
Mondi PLC	Paper & Forest Products	4,200	95,682
National Grid PLC	Multi-Utilities	39,408	419,192
Next PLC	Multiline Retail	1,512	106,338
[a] Ocado Group PLC	Internet & Direct Marketing Retail	5,160	76,638
Pearson PLC	Media	8,928	93,106
Pennon Group PLC	Water Utilities	4,800	45,377
Persimmon PLC	Household Durables	3,624	92,107
Phoenix Group Holdings PLC	Insurance	5,976	53,924
Prudential PLC	Insurance	30,048	656,234
Quilter PLC	Capital Markets	21,192	37,862
Reckitt Benckiser Group PLC	Household Products	7,272	575,110
RELX PLC	Professional Services	21,720	527,844
	Electronic Equipment, Instruments &
Renishaw PLC	Components	408	22,110

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Rentokil Initial PLC	Commercial Services & Supplies	21,096	106,724
Rightmove PLC	Interactive Media & Services	10,224	69,576
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	19,656	210,236
Royal Bank of Scotland Group PLC	Banks	52,440	146,695
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	50,544	1,654,821
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	43,272	1,421,416
Royal Mail PLC	Air Freight & Logistics	10,512	28,349
RPC Group PLC	Containers & Packaging	4,512	45,514
RSA Insurance Group PLC	Insurance	11,712	85,977
Schroders PLC	Capital Markets	1,320	51,239
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	12,528	116,426
Severn Trent PLC	Water Utilities	2,712	70,688
Smith & Nephew PLC	Health Care Equipment & Supplies	10,056	218,211
Smiths Group PLC	Industrial Conglomerates	4,536	90,347
Spirax-Sarco Engineering PLC	Machinery	864	100,999
SSE PLC	Electric Utilities	11,976	171,014
St. James's Place Capital PLC	Capital Markets	6,000	83,845
Standard Chartered PLC	Banks	31,296	284,469
Standard Life Aberdeen PLC	Capital Markets	28,344	106,272
Tate & Lyle PLC	Food Products	5,328	50,071
Taylor Wimpey PLC	Household Durables	37,440	75,168
Tesco PLC	Food & Staples Retailing	111,840	322,682
The Berkeley Group Holdings PLC	Household Durables	1,416	67,238
The Sage Group PLC	Software	12,480	127,448
Travis Perkins PLC	Trading Companies & Distributors	2,904	47,105
Unilever PLC	Personal Products	12,576	783,388
United Utilities Group PLC	Water Utilities	7,824	77,948
Vodafone Group PLC	Wireless Telecommunication Services	310,008	510,228
Weir Group PLC	Machinery	2,976	58,575
Whitbread PLC	Hotels, Restaurants & Leisure	1,992	117,355
William Morrison Supermarkets PLC	Food & Staples Retailing	25,128	64,409
WPP PLC	Media	14,088	177,541
			26,421,972
United States 0.3%
Carnival PLC	Hotels, Restaurants & Leisure	1,848	81,824

Total Investments (Cost $28,770,797) 99.4%			28,522,623

Other Assets, less Liabilities 0.6%			176,419
Net Assets 100.0%			$28,699,042

[a]Non-income producing.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
FTSE 100 Index	Long	2	$187,571	9/20/19	$(397)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

	Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 97.8%
	Automobiles & Components 1.0%
	[a] Adient US LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	100,000	$103,000

	Banks 1.0%
	Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	100,000	106,199

	Capital Goods 10.0%
	[a] BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	100,000	104,000
	[a] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	100,000	99,375
	[a] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	100,000	107,750
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	100,000	103,225
	[a] Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	100,000	104,386
[a] Jeld	-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	100,000	98,375
	[a] NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	100,000	97,750
	[a] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	100,000	101,625
	[a] The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	100,000	100,250
	[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	100,000	105,500
				1,022,236
	Commercial & Professional Services 1.9%
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	100,000	106,875
	[a] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	100,000	88,000
				194,875
	Consumer Durables & Apparel 1.0%
	[a] Ashton Woods USA LLC / Ashton Woods Finance Co., senior note, 144A,
	9.875%, 4/01/27	United States	100,000	105,875

	Consumer Services 8.1%
	[a] 1011778 BC ULC / New Red Finance Inc., secured note, second lien,
	144A, 5.00%, 10/15/25	Canada	100,000	101,030
	[a] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	100,000	99,000
	[a] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	100,000	102,250
	[a] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
	secured note, 144A, 10.50%, 2/15/23	United States	100,000	106,250
	[a] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	100,000	103,250
	[a] Stars Group Holdings BV / Stars Group US Co-Borrower LLC, senior note,
	144A, 7.00%, 7/15/26	Netherlands	100,000	106,000
	[a] Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	100,000	104,300
	[a] Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A,
	5.50%, 3/01/25	United States	100,000	103,530
				825,610
	Diversified Financials 2.0%
	[a] HAT Holdings I LLC / II LLC, senior note, 144A, 5.25%, 7/15/24	United States	100,000	102,250
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	100,000	105,250
				207,500
	Energy 12.6%
	[a] Archrock Partners LP / Archrock Partners Finance Corp., senior note,
	144A, 6.875%, 4/01/27	United States	100,000	105,010
	[a] California Resources Corp., senior secured note, first lien, 144A, 8.00%,
	12/15/22	United States	100,000	75,875
	Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	100,000	101,500
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
	5.875%, 3/31/25	United States	100,000	111,625
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%,
	10/01/25	United States	100,000	103,750
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	100,000	89,500
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
	senior note, 5.75%, 4/01/25	United States	100,000	101,750
	[a] Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	100,000	103,250

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Energy Transfer Operating LP, senior note, 5.875%, 1/15/24	United States	100,000		111,402
Martin Midstream Partners LP / Martin Midstream Finance Corp., senior
note, 7.25%, 2/15/21	United States	100,000		99,620
Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	100,000		94,000
QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	100,000		94,500
Sunoco LP / Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	100,000		104,375
				1,296,157
Food, Beverage & Tobacco 1.0%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	100,000		101,375

Health Care Equipment & Services 7.7%
Avantor Inc., 6.00%, 10/01/24	United States	100,000		106,650
Centene Corp., senior note, 4.75%, 1/15/25	United States	100,000		103,471
[a] CHS / Community Health Systems Inc., senior note, 144A, 8.125%, 6/30/24	United States	100,000		75,250
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	100,000		100,280
HCA Inc., senior bond, 5.875%, 2/01/29	United States	100,000		109,750
[a] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	100,000		98,625
[a,b] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000		88,750
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	100,000		105,250
				788,026
Household & Personal Products 1.0%
[a] Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	100,000		105,125

Insurance 1.1%
CNO Financial Group Inc., senior note, 5.25%, 5/30/29	United States	100,000		108,500

Materials 16.7%
[a] Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc., senior
note, 144A, 6.00%, 2/15/25	Ireland	200,000		207,750
[a] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	100,000		96,875
[a] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	United States	200,000		206,500
[a] Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	100,000		104,625
[a] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Canada	200,000		195,500
[a] Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	100,000		98,750
[a] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	100,000		101,500
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	100,000		108,230
[a] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	100,000		91,000
[a] Rain CII Carbon LLC / CII Carbon Corp., senior note, second lien, 144A,
7.25%, 4/01/25	United States	100,000		93,000
[a] Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group
Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%,
7/15/23	United States	100,000		102,125
[a] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	100,000		105,500
Steel Dynamics Inc., senior bond, 5.00%, 12/15/26	United States	100,000		104,500
[a] SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	100,000		98,000
				1,713,855
Media & Entertainment 12.9%
[a] Altice Luxembourg SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	200,000		206,000
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	100,000		90,000
CCO Holdings LLC / CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23		100,000		101,830
[a] senior bond, 144A, 5.375%, 6/01/29		100,000	USD	103,500
Clear Channel Worldwide Holdings Inc., senior note, 6.50%, 11/15/22	United States	100,000		102,375
[a] CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25	United States	200,000		214,500
DISH DBS Corp., senior note, 5.875%, 7/15/22	United States	100,000		101,875
[a] Nexstar Escrow Corp., senior note, 144A, 5.625%, 7/15/27	United States	100,000		102,625
[a] Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	100,000		102,578
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 5/15/23	United States	100,000		98,250

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	102,375
			1,325,908
Pharmaceuticals, Biotechnology & Life Sciences 3.9%
[a] Bausch Health Cos. Inc., senior bond, 144A, 6.125%, 4/15/25	Canada	100,000	102,372
[a,b] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	100,000	100,750
Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	95,000	97,909
[a] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	100,000	98,500
			399,531
Real Estate 1.0%
CyrusOne LP / CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	100,000	103,000
Retailing 2.0%
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	100,000	110,500
[a] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	100,000	97,250
			207,750
Semiconductors & Semiconductor Equipment 2.0%
[a] Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	100,000	99,885
Qorvo Inc., senior note, 5.50%, 7/15/26	United States	100,000	106,080
			205,965
Software & Services 1.0%
[a] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	100,000	102,587
Technology Hardware & Equipment 3.0%
[a] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	100,000	94,221
[a] Dell International LLC / EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	100,000	105,573
[a] Tempo Acquisition LLC / Tempo Acquisition Finance Corp., senior note,
144A, 6.75%, 6/01/25	United States	100,000	103,500
			303,294
Telecommunication Services 3.1%
[a] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	100,000	104,750
Sprint Corp., senior note, 7.625%, 2/15/25	United States	100,000	106,750
T-Mobile USA Inc., senior note, 5.125%, 4/15/25	United States	100,000	104,453
			315,953
Transportation 1.0%
[a] DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United States	100,000	105,250
Utilities 2.8%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	100,000	101,411
Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	100,000	98,670
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	100,000	84,250
			284,331
Total Investments before Short Term Investments (Cost $9,814,805)			10,031,902
Short Term Investments 1.5%
U.S. Government & Agency Securities (Cost $150,000) 1.5%
[c] FHLB, 7/01/19		150,000	150,000
Total Investments (Cost $9,964,805) 99.3%			10,181,902
Other Assets, less Liabilities 0.7%			71,101
Net Assets 100.0%			$10,253,003

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $6,449,452, representing 62.9% of net assets.
bIncome may be received in additional securities and/or cash.
cThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
NCI	-	National Median Cost of Funds Index
PIK	-	Payment-In-Kind

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF	Principal Amount	Value
Municipal Bonds 98.0%
Alaska 2.2%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000	$164,417
Arizona 3.1%
La Paz County IDA Education Facility Lease Revenue, Chartere School Solutions-Harmony Public Schools
Project, Series A, 5.00%, 2/15/28	100,000	114,867
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	120,546
		235,413
California 7.5%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group,
5.00%, 6/01/27	100,000	120,153
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	101,401
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University
District, 5.00%, 9/01/27	100,000	112,986
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%,
8/15/28	100,000	121,544
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	116,610
		572,694
Colorado 4.4%
Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.00%,
11/01/27	100,000	126,416
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%,
12/01/30	100,000	105,623
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%,
12/01/27	100,000	103,376
		335,415
Delaware 1.5%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University
Project, Series A, 5.00%, 7/01/29	100,000	116,753
Florida 3.9%
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc. Obligated Group,
Refunding, 5.00%, 11/01/27	100,000	121,118
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%,
7/01/28	150,000	174,742
		295,860
Georgia 1.6%
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	123,982
Illinois 7.5%
Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	103,521
Illinois State Finance Authority MFHR, Better Housing Foundation Blue Station Project, Series A-1, 4.25%,
12/01/28	100,000	99,231
Illinois State Finance Authority MFHR, Better Housing Foundation ERNST Portfolio Project, Series A-1,
4.375%, 12/01/28	100,000	35,000
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	119,503

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program,
AGMC Insured, zero cpn, 12/01/24	245,000	215,715
		572,970
Kentucky 1.4%
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding
and Improvement, Series A, 4.00%, 5/01/29	100,000	103,603
Louisiana 1.5%
Louisiana Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group
- ULM Properties LLC - University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/29	100,000	112,472
Maryland 3.2%
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A,
5.00%, 6/01/27	100,000	120,890
Montgomery County GO, Consolidated Public Improvement,, Refunding, Series A, 5.00%, 11/01/24	100,000	118,648
		239,538
Massachusetts 1.5%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B,
5.00%, 7/01/27	100,000	112,429
Michigan 1.4%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	104,539
Minnesota 6.5%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	115,016
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	143,975
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	117,021
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit
Enhancement Program, Series A, 5.00%, 2/01/25	100,000	119,001
		495,013
Missouri 1.5%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group,
Refunding, 5.00%, 9/01/27	100,000	116,588
Montana 1.6%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	119,088
Nevada 4.6%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%,
9/01/28	100,000	119,523
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%,
12/01/22	100,000	103,998
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	122,493
		346,014
New Hampshire 1.6%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	125,057
New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	107,290
New York 1.7%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	126,554
North Carolina 1.5%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	113,077
Ohio 3.1%
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
5.00%, 11/01/28	100,000	125,088

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%,
1/15/28	100,000	106,854
		231,942
Oregon 1.6%
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	120,412

Pennsylvania 8.6%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC
Events Center Project, 5.00%, 10/15/26	100,000	112,309
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project,
5.00%, 5/01/28	100,000	115,934
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	113,876
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	129,336
Pennsylvania State GO, First Series, Refunding, 5.00%, 1/01/26	150,000	181,824
		653,279
Tennessee 2.9%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	102,868
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	116,129
		218,997
Texas 4.6%
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	115,446
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	124,446
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing
Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	107,150
		347,042
Utah 2.8%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	109,229
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	103,338
		212,567
Vermont 1.5%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series
A, 5.00%, 7/01/28	100,000	117,623

Virginia 1.4%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	107,003

Washington 6.3%
Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	117,265
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding,
5.00%, 12/01/29	100,000	115,933
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	124,240
University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	124,637
		482,075
Wisconsin 4.1%
Brookfield GO, Waukesha County,, Refunding, 3.00%, 12/01/25	115,000	124,111
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%,
3/01/27	80,000	84,317
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series
A, 4.00%, 9/15/27	100,000	104,239
		312,667
Total Investments (Cost $7,204,227) 98.0%		7,442,373

Other Assets, less Liabilities 2.0%		152,888
Net Assets 100.0%		$7,595,261

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
GO	-	General Obligation
ID	-	Improvement District
ISD	-	Independent School District
IDAR	-	Industrial Development Authority Revenue
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transit Authority
MFHR	-	Multi-Family Housing Revenue
PFA	-	Public Financing Authority

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount		Value
Foreign Government and Agency Securities 89.1%
Australia 2.3%
[a] New South Wales Treasury Corp., senior note, Reg S, 3.00%, 5/20/27	50,000	AUD	$38,734
[a,b] Queensland Treasury Corp., senior bond, Reg S, 144A, 3.25%, 8/21/29	50,000	AUD	39,564
[a] Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	50,000	AUD	38,538
			116,836
Belgium 2.9%
[a] Government of Belgium, senior note, Reg S, .50%, 10/22/24	125,000	EUR	149,024
Canada 4.9%
Government of Canada, 2.75%, 6/01/22	320,000	CAD	253,512
Finland 2.5%
[a] Government of Finland, Reg S, .375%, 9/15/20	110,000	EUR	126,642
France 4.0%
[a] Government of France, Reg S, 1.00%, 11/25/25	165,000	EUR	204,201
Germany 4.2%
KFW, senior note, 2.05%, 2/16/26	20,000,000	JPY	215,879
Indonesia 1.7%
Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	1,200,000,000	IDR	89,739
Ireland 3.2%
[a] Government of Ireland, Reg S, 1.50%, 5/15/50	130,000	EUR	162,919
Italy 9.0%
Italy Treasury Bond,
senior bond, 1.25%, 12/01/26	150,000	EUR	166,634
[a,b] senior bond, Reg S, 144A, 4.00%, 2/01/37	215,000	EUR	292,806
			459,440
Japan 16.1%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	20,000,000	JPY	216,028
Government of Japan,
senior bond, 1.00%, 12/20/35	40,000,000	JPY	424,058
senior note, .10%, 9/20/19	20,000,000	JPY	185,603
			825,689
Mexico 2.1%
Government of Mexico, M, 7.50%, 6/03/27	2,100,000	[c]MXN	109,307
Netherlands 3.5%
[a] Government of the Netherlands, Reg S, .50%, 7/15/26	150,000	EUR	181,771
Poland 4.8%
Government of Poland,
2.50%, 7/25/27	400,000	PLN	108,521
5.75%, 4/25/29	400,000	PLN	138,611
			247,132
South Africa 1.2%
Government of South Africa, senior bond, 7.00%, 2/28/31	1,000,000	ZAR	60,841
Spain 9.7%
Government of Spain,
[a] Reg S, 2.35%, 7/30/33	170,000	EUR	234,909
[a] senior bond, Reg S, 5.15%, 10/31/28	160,000	EUR	262,529
			497,438
[d] Supranational 8.6%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	20,000,000	JPY	225,521

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] European Investment Bank, senior note, Reg S, 1.90%, 1/26/26	20,000,000	JPY	213,728
			439,249
United Kingdom 8.4%
United Kingdom Treasury Bond,
[a] Reg S, 1.75%, 9/07/37	60,000	GBP	81,127
[a] Reg S, 2.25%, 9/07/23	120,000	GBP	162,787
[a] Reg S, 3.50%, 7/22/68	10,000	GBP	22,235
[a] Reg S, 4.25%, 12/07/46	35,000	GBP	72,229
[a] Reg S, 4.75%, 12/07/30	50,000	GBP	89,724
			428,102
Total Foreign Government and Agency Securities (Cost $4,423,097)			4,567,721
Corporate Bonds & Notes 8.3%
Belgium 1.4%
[a] Anheuser-Busch InBev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	73,236
Czech Republic 2.2%
[a] Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	114,509
Guernsey 2.4%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	121,040
Luxembourg 2.3%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	114,769

Total Corporate Bonds & Notes (Cost $415,074)			423,554
Total Investments (Cost $4,838,171) 97.4%			4,991,275
Other Assets, less Liabilities 2.6%			135,009
Net Assets 100.0%			$5,126,284

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $2,797,021, representing 54.6% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $332,370, representing 6.5% of net assets.
cPrincipal amount is stated in 100 Mexican Peso Units.
dA supranational organization is an entity formed by two or more central governments through international treaties.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty International Opportunities ETF	Industry	Shares	Value
Common Stocks 99.0%
Australia 2.9%
BHP Group Ltd.	Metals & Mining	798	$23,049
Commonwealth Bank of Australia	Banks	413	23,991
CSL Ltd.	Biotechnology	753	113,610
Ramsay Health Care Ltd.	Health Care Providers & Services	684	34,675
Rio Tinto Ltd.	Metals & Mining	1,134	82,571
			277,896
Austria 0.5%
Lenzing AG	Chemicals	443	49,440

Brazil 1.3%
Ambev SA	Beverages	2,500	11,669
[a] B2W Cia Digital	Internet & Direct Marketing Retail	800	6,830
B3 SA - Brasil Bolsa Balcao	Capital Markets	2,500	24,435
CCR SA	Transportation Infrastructure	4,900	17,464
Companhia Energetica de Minas Gerais	Electric Utilities	4,600	22,468
Energisa SA	Electric Utilities	900	10,821
Vale SA	Metals & Mining	2,100	28,393
			122,080
Canada 6.4%
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	875	55,182
Brookfield Asset Management Inc., A	Capital Markets	2,275	109,071
Canadian National Railway Co.	Road & Rail	1,225	113,618
Dollarama Inc.	Multiline Retail	963	33,951
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,575	57,010
Nutrien Ltd.	Chemicals	700	37,524
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	2,975	8,924
Royal Bank of Canada	Banks	1,094	87,127
TELUS Corp.	Diversified Telecommunication Services	1,138	42,004
The Toronto-Dominion Bank	Banks	1,181	69,156
			613,567
China 11.8%
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	1,593	269,934
Bank of Ningbo Co. Ltd., A	Banks	17,500	61,720
Brilliance China Automotive Holdings Ltd.	Automobiles	48,000	53,084
China Merchants Bank Co. Ltd., A	Banks	6,700	35,074
China Merchants Bank Co. Ltd., H	Banks	15,500	77,277
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	2,870	105,932
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	175	16,901
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	14,000	168,090
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	5,000	97,877
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	1,800	18,593
Tencent Holdings Ltd.	Interactive Media & Services	4,800	216,637
			1,121,119
Denmark 0.6%
ISS AS	Commercial Services & Supplies	1,839	55,585

Egypt 0.3%
[a] Ezz Steel Co. SAE	Metals & Mining	37,815	25,776

Finland 0.8%
Tieto OYJ	IT Services	2,703	80,217

France 3.4%
Maisons du Monde SA	Specialty Retail	3,406	81,299
Schneider Electric SE	Electrical Equipment	1,216	110,450

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Vinci SA	Construction & Engineering	1,258	129,021
			320,770
Germany 2.7%
1&1 Drillisch AG	Wireless Telecommunication Services	1,485	49,584
GEA Group AG	Machinery	3,600	102,492
Hella GmbH & Co. KGaA	Auto Components	2,052	101,605
			253,681
Hong Kong 2.6%
AIA Group Ltd.	Insurance	15,200	163,917
IMAX China Holding Inc.	Entertainment	14,000	34,299
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	23,100	52,986
			251,202
India 3.6%
Bharti Airtel Ltd.	Wireless Telecommunication Services	8,965	45,021
HDFC Bank Ltd.	Banks	3,477	123,095
ICICI Bank Ltd.	Banks	7,364	46,631
Infosys Ltd.	IT Services	4,055	43,001
Kotak Mahindra Bank Ltd.	Banks	805	17,226
[a] MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,225	30,380
UltraTech Cement Ltd.	Construction Materials	554	36,564
			341,918
Indonesia 0.8%
Bank Central Asia Tbk PT	Banks	34,800	73,837

Ireland 1.0%
Glanbia PLC	Food Products	6,036	98,295

Italy 4.9%
Banca Generali SpA	Capital Markets	3,111	89,704
FinecoBank Banca Fineco SpA	Banks	10,759	120,196
Freni Brembo SpA	Auto Components	8,325	96,038
Prysmian SpA	Electrical Equipment	4,470	92,391
Technogym SpA	Leisure Equipment & Products	6,147	68,532
			466,861
Japan 13.9%
Aica Kogyo Co. Ltd.	Building Products	900	30,072
Central Japan Railway Co.	Road & Rail	200	40,059
COMSYS Holdings Corp.	Construction & Engineering	1,900	48,179
Daikin Industries Ltd.	Building Products	600	78,328
Denso Corp.	Auto Components	1,900	79,940
Fast Retailing Co. Ltd.	Specialty Retail	100	60,451
Hoya Corp.	Health Care Equipment & Supplies	700	53,627
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,200	36,087
Japan Airlines Co. Ltd.	Airlines	800	25,565
	Electronic Equipment, Instruments &
Keyence Corp.	Components	100	61,379
Mitsubishi Corp.	Trading Companies & Distributors	1,700	44,812
Mitsubishi UFJ Financial Group Inc.	Banks	10,100	47,997
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,300	31,523
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	1,200	53,908
Nidec Corp.	Electrical Equipment	600	82,003
Nintendo Co. Ltd.	Entertainment	100	36,653
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,600	74,505
Pola Orbis Holdings Inc.	Personal Products	2,600	72,638
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	1,300	31,879
SoftBank Group Corp.	Wireless Telecommunication Services	1,200	57,527
Sony Corp.	Household Durables	1,100	57,665
Taiyo Nippon Sanso Corp.	Chemicals	2,200	46,720
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	78,064

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

The Dai-ichi Life Holdings Inc.	Insurance	700	10,558
Toyota Motor Corp.	Automobiles	800	49,660
Yahoo Japan Corp.	Interactive Media & Services	12,200	35,782
			1,325,581
Mexico 1.2%
America Movil SAB de CV, L	Wireless Telecommunication Services	70,000	50,901
Fomento Economico Mexicano SAB de CV	Beverages	6,650	64,369
			115,270
Netherlands 1.2%
ASR Nederland NV	Insurance	2,736	111,420
Norway 1.9%
[a] Atea ASA	IT Services	5,215	70,952
Sbanken ASA	Banks	13,020	111,172
			182,124
Philippines 0.6%
BDO Unibank Inc.	Banks	11,730	32,052
Security Bank Corp.	Banks	8,680	28,801
			60,853
Portugal 0.9%
Corticeira Amorim SGPS SA	Containers & Packaging	7,654	88,733

Russia 1.4%
Gazprom PJSC	Oil, Gas & Consumable Fuels	20,720	76,484
[a] Yandex NV, A	Interactive Media & Services	1,400	53,200
			129,684
Singapore 1.0%
DBS Group Holdings Ltd.	Banks	4,900	94,020
South Africa 1.6%
[a] MultiChoice Group Ltd.	Media	560	5,320
Naspers Ltd., N	Internet & Direct Marketing Retail	560	135,799
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	21,308	13,660
			154,779
South Korea 2.5%
Lotte Chemical Corp.	Chemicals	298	65,167
Naver Corp.	Interactive Media & Services	578	57,067
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	2,800	113,974
			236,208
Spain 5.5%
Applus Services SA	Professional Services	8,866	120,654
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	4,961	112,540
Ebro Foods SA	Food Products	4,691	100,539
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	9,280	128,930
Tecnicas Reunidas SA	Energy Equipment & Services	2,472	63,509
			526,172
Sweden 1.2%
Dometic Group AB	Auto Components	11,438	114,624
Switzerland 4.6%
[a] Alcon Inc.	Health Care Equipment & Supplies	440	27,203
Novartis AG	Pharmaceuticals	2,202	201,455

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Roche Holding AG	Pharmaceuticals	754	212,396
			441,054
Taiwan 2.3%
	Technology Hardware, Storage &
Ennoconn Corp.	Peripherals	4,000	29,620
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	25,000	192,373
			221,993
Thailand 1.4%
Kasikornbank PCL, fgn.	Banks	5,000	30,896
Minor International PCL, fgn.	Hotels, Restaurants & Leisure	38,500	51,471
The Siam Cement PCL, fgn., fgn.	Construction Materials	3,300	50,790
			133,157
United Arab Emirates 0.8%
Emirates NBD PJSC	Banks	27,076	80,347

United Kingdom 13.4%
Amcor PLC, IDR	Containers & Packaging	8,567	97,333
Associated British Foods PLC	Food Products	2,004	62,819
AstraZeneca PLC	Pharmaceuticals	910	74,562
Bodycote PLC	Machinery	9,157	96,321
BP PLC	Oil, Gas & Consumable Fuels	10,919	76,237
British American Tobacco PLC	Tobacco	2,661	93,099
Bunzl PLC	Trading Companies & Distributors	3,486	92,149
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,628	64,562
DS Smith PLC	Containers & Packaging	13,231	61,042
[a] Ferguson PLC	Trading Companies & Distributors	802	57,159
Howden Joinery Group PLC	Trading Companies & Distributors	11,593	74,805
[b] Ibstock PLC, Reg S	Construction Materials	18,347	56,741
National Grid PLC	Multi-Utilities	8,916	94,842
Prudential PLC	Insurance	4,448	97,142
Reckitt Benckiser Group PLC	Household Products	578	45,711
RELX PLC	Professional Services	2,761	67,098
Smith & Nephew PLC	Health Care Equipment & Supplies	3,042	66,010
			1,277,632
Total Common Stocks (Cost $9,323,134)			9,445,895
Preferred Stocks 0.8%
Brazil 0.8%
[a] Azul SA, pfd.	Airlines	1,000	11,295
[c] Banco Bradesco SA, 2.560%, pfd.	Banks	3,180	31,313
[c] Itau Unibanco Holding SA, 3.969%, pfd.	Banks	2,000	18,922
[c] Petroleo Brasileiro SA, 3.597%, pfd.	Oil, Gas & Consumable Fuels	2,900	20,740
Total Preferred Stocks (Cost $62,809)			82,270
Warrants (Cost $—) 0.0%
Thailand 0.0%[e]
[a] Minor International PCL, wts., 9/30/21	Hotels, Restaurants & Leisure	1,925	348

Total Investments (Cost $9,385,943) 99.8%			9,528,513

Other Assets, less Liabilities 0.2%			14,699
Net Assets 100.0%			$9,543,212

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30,
2019, the value of this security was $56,741, representing 0.6% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dRounds to less than 0.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 98.3%
Aerospace & Defense 3.2%
L3 Technologies Inc., senior note, 3.85%, 6/15/23	United States	500,000	$522,053
Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	2,300,000	2,446,388
United Technologies Corp., senior bond, 4.50%, 6/01/42	United States	1,000,000	1,133,360
			4,101,801
Air Freight & Logistics 0.6%
FedEx Corp.,
senior bond, 4.75%, 11/15/45	United States	200,000	209,732
senior bond, 5.10%, 1/15/44	United States	500,000	550,892
			760,624
Automobiles 0.2%
Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	United States	200,000	198,641

Banks 22.8%
[a] ANZ New Zealand International Ltd. of London, senior note, 144A, 2.875%,
1/25/22	New Zealand	200,000	202,390
Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	3,450,000	3,657,777
Barclays PLC, senior note, 4.375%, 1/12/26	United Kingdom	1,400,000	1,451,905
BB&T Corp., sub. bond, 3.875%, 3/19/29	United States	2,700,000	2,894,479
[a] BPCE SA, sub note, 144A, 5.15%, 7/21/24	France	1,800,000	1,948,509
Citigroup Inc.,
senior note, FRN, 3.352%, 4/24/25	United States	3,000,000	3,101,137
sub. note, 4.05%, 7/30/22	United States	345,000	360,122
[a] Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	390,000	415,814
Credit Suisse Group Funding Guernsey Ltd., senior note, 3.80%, 9/15/22	Swaziland	2,900,000	3,007,567
HSBC Holdings PLC,
[b] junior sub. bond, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	200,000	206,143
senior note, 4.30%, 3/08/26	United Kingdom	2,500,000	2,687,397
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	344,000	354,263
JPMorgan Chase & Co.,
senior bond, FRN thereafter, 3.54%, 5/01/28	United States	1,650,000	1,718,892
sub. note, 3.375%, 5/01/23	United States	425,000	437,268
Regions Financial Corp., senior note, 3.80%, 8/14/23	United States	2,900,000	3,036,136
Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	230,000	230,434
[a] Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN
thereafter, 3/15/24	United Kingdom	2,325,000	2,384,215
Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	450,000	450,366
Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	185,000	211,183
			28,755,997
Beverages 2.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., senior
bond, 4.70%, 2/01/36	Belgium	340,000	373,548
Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	1,000,000	1,255,198
Coca-Cola Femsa SAB de CV, senior note, 3.875%, 11/26/23	Mexico	1,900,000	1,995,959
			3,624,705
Biotechnology 2.1%
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	885,000	995,404
Celgene Corp., senior bond, 5.00%, 8/15/45	United States	500,000	594,211
Gilead Sciences Inc., senior bond, 4.80%, 4/01/44	United States	900,000	1,024,033
			2,613,648
Capital Markets 5.8%
Morgan Stanley, senior bond, 3.591% to 7/22/27, FRN thereafter,7/22/28	United States	3,080,000	3,209,628
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	2,500,000	2,588,153
sub. note, 4.25%, 10/21/25	United States	475,000	504,098

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] UBS Group Funding Switzerland AG, senior note, 144A, 4.125%, 9/24/25	Switzerland	1,000,000	1,068,119
			7,369,998
Consumer Finance 1.2%
Capital One Financial Corp., senior note, 3.30%, 10/30/24	United States	1,450,000	1,488,378

Containers & Packaging 1.2%
International Paper Co., Sr. Unsecured, 3.80%, 1/15/26	United States	1,400,000	1,462,038

Diversified Financial Services 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
5.00%, 10/01/21	Ireland	215,000	225,572
[a] Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	970,000	986,975
GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	825,000	817,916
			2,030,463
Diversified Telecommunication Services 1.5%
AT&T Inc., senior note, 3.60%, 7/15/25	United States	225,000	233,682
Telefonica Emisiones SA,
senior bond, 5.52%, 3/01/49	Spain	850,000	986,050
senior bond, 7.045%, 6/20/36	Spain	185,000	242,516
Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	355,000	446,317
			1,908,565
Electric Utilities 7.5%
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	1,365,000	1,544,039
[a] Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,414,753
[a] Enel Finance International NV, senior note, 144A, 4.25%, 9/14/23	Italy	1,800,000	1,891,543
Georgia Power Co.,
senior bond, 4.30%, 3/15/42	United States	245,000	260,151
senior bond, 4.75%, 9/01/40	United States	950,000	1,037,178
PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	1,900,000	1,981,010
[a] Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	319,559
			9,448,233
Electronic Equipment, Instruments & Components 0.7%
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	900,000	942,649

Energy Equipment & Services 2.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond,
4.08%, 12/15/47	United States	1,185,000	1,149,048
[a] Schlumberger Holdings Corp., senior note, 144A, 3.75%, 5/01/24	United States	2,400,000	2,502,434
			3,651,482
Entertainment 2.4%
[a] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	1,600,000	1,635,357
[a] TWDC Holdco 613 Corp., senior bond, 144A, 6.40%, 12/15/35	United States	1,000,000	1,365,228
			3,000,585
Equity Real Estate Investment Trusts (REITs) 0.2%
Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	250,000	251,617

Food & Staples Retailing 2.4%
[a] CK Hutchison International 19 Ltd., senior note, 144A, 3.25%, 4/11/24	Hong Kong	1,725,000	1,771,958
The Kroger Co.,
senior bond, 5.40%, 1/15/49	United States	700,000	776,691
senior note, 4.00%, 2/01/24	United States	225,000	238,024
Walmart Inc., senior note, 3.40%, 6/26/23	United States	250,000	262,930
			3,049,603
Food Products 2.1%
Bunge Ltd. Finance Corp., senior note, 4.35%, 3/15/24	United States	900,000	939,535
Kraft Heinz Foods Co.,
senior bond, 5.20%, 7/15/45	United States	185,000	194,304
senior bond, 6.50%, 2/09/40	United States	500,000	585,784

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Tyson Foods Inc., senior bond, 5.10%, 9/28/48	United States	880,000	995,470
			2,715,093
Health Care Equipment & Supplies 1.3%
Abbott Laboratories, senior bond, 3.75%, 11/30/26	United States	1,500,000	1,623,125
Health Care Providers & Services 2.7%
Anthem Inc.,
senior bond, 5.10%, 1/15/44	United States	570,000	656,256
senior note, 4.101%, 3/01/28	United States	285,000	305,148
[a] Cigna Corp., senior bond, 144A, 4.90%, 12/15/48	United States	950,000	1,034,544
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	1,200,000	1,302,730
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	165,000	168,808
			3,467,486
Hotels, Restaurants & Leisure 1.2%
Marriott International Inc., senior note, 3.60%, 4/15/24	United States	1,400,000	1,460,173

Household Products 0.3%
Kimberly-Clark Corp., senior bond, 3.95%, 11/01/28	United States	290,000	320,798
Industrial Conglomerates 0.7%
General Electric Capital Corp., senior note, A, 6.15%, 8/07/37	United States	800,000	930,904
Insurance 6.4%
Aflac, Inc., senior bond, 4.75%, 1/15/49	United States	650,000	765,981
Marsh & McLennan Cos. Inc., senior note, 3.875%, 3/15/24	United States	2,400,000	2,548,539
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	910,000	1,041,936
Metropolitan Life Global Funding I, secured note, 3.60%, 1/11/24	United States	2,300,000	2,429,794
Prudential Financial Inc., junior sub. bond, FRN thereafter, 5.20%, 3/15/44	United States	230,000	239,632
The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	1,000,000	1,121,602
			8,147,484
Internet & Direct Marketing Retail 2.3%
Alibaba Group Holding Ltd.,
senior note, 2.50%, 11/28/19	China	615,000	615,310
senior note, 3.125%, 11/28/21	China	2,300,000	2,336,693
			2,952,003
Machinery 2.0%
Caterpillar Financial Services Corp., senior note, 2.65%, 5/17/21	United States	1,200,000	1,211,155
Caterpillar Inc., senior bond, 4.75%, 5/15/64	United States	1,000,000	1,185,256
CNH Industrial NV, senior note, 4.50%, 8/15/23	United Kingdom	175,000	183,960
			2,580,371
Media 2.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital, first lien, 4.50%, 2/01/24	United States	700,000	746,530
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	170,000	178,694
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	1,400,000	1,711,345
NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	430,000	446,060
			3,082,629

Metals & Mining 1.7%
Glencore Funding LLC,

[a] senior note, 144A, 4.125%, 5/30/23	China	225,000	234,086
[a] senior note, 144A, 4.625%, 4/29/24	China	1,800,000	1,904,438
			2,138,524
Multi-Utilities 1.6%
Dominion Energy Inc., senior note, 4.25%, 6/01/28	United States	1,800,000	1,959,488

Multiline Retail 0.6%
Dollar Tree Inc.,
senior note, 3.70%, 5/15/23	United States	150,000	154,979
senior note, 4.00%, 5/15/25	United States	500,000	521,623

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Kohl's Corp., senior bond, 5.55%, 7/17/45	United States	100,000	100,332
			776,934
Oil, Gas & Consumable Fuels 6.3%
Canadian Natural Resources Ltd., senior bond, 3.90%, 2/01/25	Canada	1,450,000	1,514,904
Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	562,948
Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	135,000	149,803
Energy Transfer Operating LP,
senior bond, 6.05%, 6/01/41	United States	500,000	560,824
senior bond, 6.50%, 2/01/42	United States	150,000	177,621
Enterprise Products Operating LLC,
senior bond, 5.10%, 2/15/45	United States	270,000	309,063
senior bond, 6.125%, 10/15/39	United States	700,000	864,735
Kinder Morgan Inc., senior bond, 5.55%, 6/01/45	United States	1,100,000	1,274,676
MPLX LP, senior bond, 5.50%, 2/15/49	United States	575,000	654,022
Shell International Finance BV, senior note, 2.125%, 5/11/20	Netherlands	500,000	500,001
The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	200,000	203,680
Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	1,100,000	1,174,261
			7,946,538
Pharmaceuticals 1.3%
AstraZeneca PLC, senior bond, 4.375%, 11/16/45	United Kingdom	1,500,000	1,664,905

Road & Rail 1.0%
Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	235,000	247,382
CSX Corp., senior bond, 4.25%, 11/01/66	United States	1,000,000	1,032,606
			1,279,988
Software 2.4%
Microsoft Corp.,
senior bond, 4.45%, 11/03/45	United States	430,000	516,392
senior note, 2.65%, 11/03/22	United States	2,500,000	2,556,527
			3,072,919
Specialty Retail 1.0%
AutoZone Inc., senior note, 3.75%, 4/18/29	United States	700,000	728,554
[a] Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	190,000	192,824
The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	325,000	336,720
			1,258,098
Technology Hardware, Storage & Peripherals 0.3%
[a] Dell International LLC/EMC Corp., senior secured note, first lien, 144A,
4.42%, 6/15/21	United States	345,000	355,613
Textiles, Apparel & Luxury Goods 0.2%
NIKE Inc., senior bond, 3.875%, 11/01/45	United States	225,000	242,640
Tobacco 1.1%
[a] Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	565,000	593,364
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	705,000	760,434
			1,353,798
Transportation Infrastructure 0.2%
[a] Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47	Mexico	200,000	200,250

Total Investments before Short Term Investments (Cost $119,143,915)			124,188,788
Short Term Investments 0.8%
U.S. Government & Agency Securities (Cost $1,080,000) 0.8%
[c] FHLB, 2.13%, 7/01/19	United States	1,080,000	1,080,000
Total Investments (Cost $120,223,915) 99.1%			125,268,788

Other Assets, less Liabilities 0.9%			1,118,957
Net Assets 100.0%			$126,387,745

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $23,421,973, representing 18.5% of net assets.
bPerpetual security with no stated maturity date.
cThe security was issued on a discount basis with no stated coupon rate.

At June 30, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Reciepts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Sell Protection[a]
Traded Index
CDX.NA.IG.32	1.00%	Quarterly	6/20/24	$600,000	$12,959	$11,276	$1,683

aThe fund enters contracts to sell protection to create a long credit position.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
U.S. Treasury 30 Yr. Bond		Long	57	$8,868,844	9/19/19	$183,388
U.S. Treasury 10 Yr. Note		Long	(14)	(1,791,563)	9/19/19	(14,675)
CME Ultra Long Term U.S. Treasury Bond		Long	(15)	(2,663,438)	9/19/19	(22,991)
U.S. Treasury 5 Yr. Note		Long	(24)	(2,835,750)	9/30/19	(19,311)
Ultra 10 Yr. U.S. Treasury Note		Long	(38)	(5,248,750)	9/19/19	(53,219)
Total Futures Contracts						73,192
*As of period end.

Abbreviations

Selected Portfolio

CDX	- Credit Default Swap Index
FHLB	- Federal Home Loan Bank
FRN	- Floating Rate Note
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty Municipal Bond ETF	Principal Amount	Value
Municipal Bonds 98.9%
Alabama 2.2%
Huntsville GO, wts., Series A, 5.00%, 5/01/37	250,000	$311,108
Alaska 1.2%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000	164,417
Arizona 3.3%
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	120,546
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project,
Refunding, 5.00%, 1/01/39	170,000	207,303
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000	133,396
		461,245
California 4.9%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	103,917
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	116,804
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	117,118
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	116,035
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A,
BAM Insured, 5.00%, 10/01/30	100,000	121,310
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	122,874
		698,058
Colorado 5.4%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%,
12/01/42	100,000	120,167
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	122,833
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	112,510
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%,
3/01/35	100,000	112,193
Colorado Water Resources and Power Development Authority State Revolving Fund Revenue, Series A,
4.00%, 9/01/31	150,000	177,250
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000	115,719
		760,672
Connecticut 2.4%
Connecticut State Health and Educational Facilities Authority Revenue, Yale New Haven Health Issue, Series
B, 1.80%, 7/01/49	225,000	226,645
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	116,222
		342,867
Delaware 2.2%
University of Delaware Revenue, 5.00%, 11/01/37	250,000	311,608
Florida 2.5%
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	121,514
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	100,000	111,716
Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	125,239
		358,469
Georgia 1.6%
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	112,804

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 4.00%, 4/01/48	100,000	108,942
		221,746
Illinois 2.1%
Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put
9/01/22, 2.141%, 11/01/34	300,000	299,730
Indiana 2.1%
East Allen Multi School Building Corp. Revenue, Allen County, Ad Valorem Property Tax, first mortgage,
5.00%, 1/15/38	250,000	293,733
Kansas 0.8%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	107,486
Louisiana 0.8%
Louisiana GO, Series B, 4.00%, 10/01/34	100,000	111,193
Maine 0.9%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	123,845
Maryland 1.6%
Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	100,000	127,346
Prince George's County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	103,740
		231,086
Massachusetts 3.8%
Braintree GO, municipal Purpose Loan of 2019, Refunding, 4.00%, 6/01/32	250,000	289,963
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series
A, Subseries A-1, 5.00%, 7/01/33	100,000	122,195
University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	128,165
		540,323
Michigan 2.0%
Lansing Board of Water and Light Utility System Revenue, Series A, 5.00%, 7/01/35	225,000	278,408
Minnesota 4.6%
[a] Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%,
11/01/34	125,000	138,698
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/35	150,000	153,307
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	117,021
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	123,733
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	120,302
		653,061
Missouri 2.7%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Episcopal-
Presbyterian Hospitals, 4.00%, 12/01/35	250,000	275,743

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	102,546
		378,289
Montana 0.8%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	119,088
Nevada 0.8%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	121,389

New Hampshire 0.9%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	125,057
New Jersey 0.8%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	107,290
New Mexico 0.8%
Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement
Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	111,991

New York 4.1%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	126,554
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	112,302
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 5.00%, 8/01/34	100,000	121,266
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	103,490
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	100,000	124,457
		588,069
North Carolina 1.6%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	111,905
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	113,151
		225,056
Ohio 6.2%
Columbus GO, Series A, 3.00%, 4/01/28	100,000	108,483
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
3.125%, 11/01/33	50,000	51,489
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	110,000	133,419
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	111,374
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%,
10/01/30	100,000	121,226
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	112,748
Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S,
5.00%, 5/01/23	100,000	113,892
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	121,021
		873,652
Oklahoma 0.9%
Tulsa Metropolitan Utility Authority Revenue, Refunding, Series A, 5.00%, 4/01/26	100,000	122,276
Oregon 3.9%
Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	95,000	98,642
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	120,412
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/36	150,000	185,250
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	149,585
		553,889
Pennsylvania 3.1%
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	129,336

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Pennsylvania State University Revenue, Series A, 5.00%, 9/01/38	250,000	311,933
		441,269
Tennessee 6.0%
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	131,694
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	102,868
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	116,129
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	121,265
Tennessee HDA Residential Finance Program Revenue, Issue 2019-2, Refunding, 1.95%, 1/01/26	250,000	250,847
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A,
5.00%, 11/01/37	100,000	121,811
		844,614
Texas 6.3%
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	112,394
Fort Worth Water and Sewer Revenue, System, 5.00%, 2/15/32	250,000	308,740
Pflugerville ISD, GO, Series A, PSF Guarantee, 5.00%, 2/15/29	100,000	126,319
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	104,115
Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%,
5/15/33	100,000	121,744
Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A,
4.00%, 10/15/33	100,000	113,076
		886,388
Utah 5.4%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	109,229
[a] South Jordan Sales Tax Revenue, Refunding, 5.00%, 8/15/38	250,000	310,707
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	103,338
[a] Utah State Water Finance Agency Revenue, Loan Financing Program, Series B, 5.00%, 3/01/38	200,000	246,732
		770,006
Virginia 5.0%
Arlington County GO, Public Improvement, 4.00%, 6/15/35	250,000	288,012
Henrico County Water and Sewer System Revenue, Refunding, 4.00%, 5/01/32	250,000	294,995
Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing
Program, Series A, 5.00%, 9/01/32	100,000	125,948
		708,955
Washington 4.4%
King and Snohomish Counties, School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	124,878
Seattle Drainage and Wastewater Revenue, Refunding, 4.00%, 4/01/31	125,000	140,571
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	100,000	111,150
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	124,240
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%,
8/15/29	100,000	124,497
		625,336
Wisconsin 0.8%
Brookfield GO, Waukesha County,, Refunding, 3.00%, 12/01/25	100,000	107,923

Total Investments (Cost $13,589,633) 98.9%		13,979,592

Other Assets, less Liabilities 1.1%		161,097
Net Assets 100.0%		$14,140,689

aSecurity purchased on a when-issued basis.

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
[a]Senior Floating Rate Interests 85.6%
Airlines 2.2%
American Airlines, Inc., 2018 Replacement Term Loans, 4.061%, (1-month
USD LIBOR + 1.75%), 6/27/25	United States	1,266,905	$1,236,025
Application Software 1.5%
SS&C European Holdings Sarl, Term B-4 Loans, 4.689%, (1-month USD
LIBOR + 2.25%), 4/16/25	Luxembourg	224,541	223,933
SS&C Technologies Inc., Term B-3 Loans, 4.689%, (1-month USD LIBOR +
2.25%), 4/16/25	United States	327,419	326,533
SS&C Technologies Inc., Term B-5 Loans, 4.689%, (1-month USD LIBOR +

2.25%), 4/16/25	United States	297,721	296,976
			847,442
Auto Components 2.8%
Panther BF Aggregator 2 LP, Term Loan B, 5.902%, 4/30/26	United States	1,600,000	1,588,800
Broadcasting 4.8%
Gray Television, Inc., Term C Loan, 4.93%, (1-month USD LIBOR + 2.50%),
1/02/26	United States	298,500	298,340
[b,c]Nexstar Broadcasting Inc., Term B-4 Loan, TBD, 7/31/26	United States	1,600,000	1,596,333
Sinclair Television Group Inc., Tranche B Term Loans, 4.66%, (1-month
USD LIBOR + 2.25%), 1/03/24	United States	829,367	821,073
			2,715,746
Cable & Satellite 4.5%
Charter Communications Operating LLC, Term B Loan, 4.33%, (1-month
USD LIBOR + 2.00%), 4/30/25	United States	1,138,076	1,137,918
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.644%, (1-month
USD LIBOR + 2.25%), 7/17/25	United States	1,478,718	1,458,155
			2,596,073
Casinos & Gaming 6.8%
Aristocrat Technologies, Inc., Term B-3 Loans, 4.341%, (3-month USD
LIBOR + 1.75%), 10/19/24	United States	1,161,074	1,152,365
Caesars Resort Collection LLC, Term B Loans, 5.152%, (1-month USD
LIBOR + 2.75%), 12/22/24	United States	1,395,166	1,371,249
Las Vegas Sands LLC, Term B Loans, 4.152%, (1-month USD LIBOR +
1.75%), 3/27/25	United States	1,369,774	1,361,837
			3,885,451
Catalog Retail 2.2%
Harbor Freight Tools USA Inc., Refinancing Loans, 4.902%, (1-month USD
LIBOR + 2.50%), 8/18/23	United States	1,260,770	1,230,565
Communications Equipment 2.8%
CommScope Inc., Initial Term Loans, 5.652%, (1-month USD LIBOR +
3.25%), 4/04/26	United States	1,600,000	1,600,200

Commercial Services & Supplies 2.1%
West Corp., Term B Loans, 6.521%, (1-month USD LIBOR + 4.00%),
10/10/24	United States	1,296,709	1,212,153

Data Processing & Outsourced Services 4.0%
First Data Corp., 2022D New Dollar Term Loan, TBD, (1-month USD LIBOR
+ 2.00%), 7/10/22	United States	1,072,915	1,072,917

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Global Payments Inc., Term B-4 Loan, FRN, (1-month USD LIBOR +
1.75%), 10/18/25	United States	1,184,050	1,183,865
			2,256,782
Food Distributors 4.19%
Aramark Corp., U.S., Term B-3 Loan, 4.079%, (1-month USD LIBOR +
1.75%), 3/11/25	United States	997,750	996,187
U.S. Foods Inc., Initial Term Loans, 4.402%, (1-month USD LIBOR +
2.00%), 6/27/23	United States	1,403,526	1,396,257
			2,392,444
Health Care Distributors 0.6%
Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B
Loans, 5.079%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	376,018	339,003
Health Care Facilities 1.7%
HCA Inc., Term Loan B11, 4.079%, (1-month USD LIBOR + 1.75%), 3/18/23	United States	950,183	951,569
Health Care Services 4.8%
Air Medical Group Holdings, Inc., 2018 New Term Loans, 6.652%, (1-month
USD LIBOR + 4.25%), 3/14/25	United States	1,592,312	1,501,039
DaVita Healthcare Partners Inc., Tranche B Term Loan, 5.135%, (1-month
USD LIBOR + 2.75%), 6/24/21	United States	1,211,811	1,212,568
			2,713,607
Hotels, Resorts & Cruise Lines 2.4%
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 4.154%,
(1-month USD LIBOR + 1.75%), 6/17/26	United States	1,385,592	1,387,930
Interactive Media & Services 1.9%
Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.402%, (1-month
USD LIBOR + 2.00%), 2/15/24	United States	1,105,580	1,106,864
Metal & Glass Containers 2.1%
Berry Global Inc., Term Q Loan, 4.411%, (1-month USD LIBOR + 2.00%),
10/01/22	United States	1,227,840	1,221,051
Other Diversified Financial Services 2.7%
Asurion LLC, Replacement B-6 Term Loans, 5.402%, (1-month USD LIBOR
+ 3.00%), 11/03/23	United States	1,542,835	1,541,485
Packaged Foods & Meats 4.1%
JBS USA Lux SA, Term Loan, 4.902%, (3-month USD LIBOR + 2.50%),
5/01/26	United States	974,395	973,922
Post Holdings Inc., Series A Incremental Term Loans, 4.403%, (1-month
USD LIBOR + 2.00%), 5/24/24	United States	1,345,777	1,341,331
			2,315,253
Paper Packaging 2.2%
Reynolds Group Holdings Inc., U.S. Term Loans, 5.152%, (1-month USD
LIBOR + 2.75%), 2/05/23	United States	1,268,718	1,261,004
Pharmaceuticals 7.4%
Endo Luxembourg Finance Co. I S.A R.L. and Endo LLC, Initial Term Loans,
6.687%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	1,562,501	1,469,727
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.635%, (1-
month USD LIBOR + 2.25%), 1/31/25	United States	1,217,026	1,214,951

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Valeant Pharmaceuticals International, Initial Term Loans , 5.411%, (1-
month USD LIBOR + 3.00%), 6/02/25	United States	1,524,545	1,525,498
			4,210,176
Research & Consulting Services 2.4%
Nielsen Finance LLC, Class B-4 Term Loans, 4.411%, (1-month USD LIBOR
+ 2.00%), 10/04/23	United States	1,372,121	1,360,605
Restaurants 2.7%
1011778 B.C. ULC, Term B-3 Loan, 4.652%, (1-month USD LIBOR +
2.25%), 2/17/24	Canada	1,522,475	1,514,148
Security & Alarm Services 2.5%
Prime Security Services Borrower LLC, Term B-1 Loans, 5.152%, (1-month
USD LIBOR + 2.75%), 5/02/22	United States	1,440,385	1,432,528
Specialized Consumer Services 0.5%
Sabre GLBL Inc., 2018 Other Term B Loans, 4.402%, (1-month USD LIBOR
+ 2.00%), 2/22/24	United States	266,617	266,236
Specialized Finance 1.6%
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.152%, (1-month
USD LIBOR + 1.75%), 8/09/22	United States	922,174	921,021
Specialty Chemicals 1.9%
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.079%,
(3-month USD LIBOR + 1.75%), 6/01/24	United States	1,118,257	1,107,074
Specialty Stores 2.5%
Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.914%, (1-
month USD LIBOR + 2.50%), 1/28/23	United States	1,476,216	1,430,084
Technology Hardware, Storage & Peripherals 2.0%
Western Digital Corp., U.S. Term B-4 Loan, 4.152%, (1-month USD LIBOR
+ 1.75%), 4/29/23	United States	1,177,308	1,154,057
Trading Companies & Distributors 1.8%
Univar USA Inc., Term B-3 Loans, 4.652%, (1-month USD LIBOR + 2.25%),
7/01/24	United States	1,049,095	1,047,492
Total Floating Rate Loans (Cost $49,329,500)			48,842,868
Asset-Backed Securities 10.3%
[d,e]AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 0%, 1/15/32	United States	1,000,000	987,223
[d,e]Atrium XV, 15A, C, 144A, 0%, 1/23/31	United States	1,000,000	981,460
[d,e]BlueMountain CLO Ltd., 2018-3A, C, 144A, 0%, 10/25/30	United States	1,000,000	981,978
[d,e]Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, 0%, 10/15/30	United States	1,000,000	987,139
[d,e]Harbor Park CLO Ltd., 1A, C, 144A, 0%, 1/20/31	United States	1,000,000	975,269
[d,e]LCM XVIII LP, 2018A, CR, 144A, 4.089%, 4/20/31	United States	1,000,000	960,990
Total Asset-Backed Securities (Cost $5,985,175)			5,874,059
Total Investments before Short Term Investments (Cost $55,314,675)			54,716,927
Short Term Investments 5.2%
U.S. Government & Agency Securities (Cost $2,990,000) 5.2%
[f]FHLB,7/01/19	United States	2,990,000	2,990,000
Total Investments (Cost $58,304,675) 101.1%			57,706,927
Other Assets, less Liabilities (1.1)%			(642,519)
Net Assets 100.0%			$57,064,408

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bA portion or all of the security purchased on a delayed delivery basis.
cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2019, the aggregate value of these securities was $5,874,059, representing 10.3% of net assets.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO	-	Collateralized Loan Obligation
FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
TBD	-	To be determined

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.5%
Communication Services 9.4%
[a] Alphabet Inc., A	195	$211,146
AT&T Inc.	6,656	223,042
[a] Charter Communications Inc., A	542	214,188
Comcast Corp., A	5,001	211,442
TELUS Corp.	5,880	217,031
The Walt Disney Co.	1,530	213,649
Verizon Communications Inc.	3,743	213,838
		1,504,336
Consumer Discretionary 10.4%
Lowe's Cos. Inc.	2,104	212,315
Marriott International Inc., A	1,531	214,784
McDonald's Corp.	1,015	210,775
NIKE Inc., B	2,486	208,700
[a] O'Reilly Automotive Inc.	548	202,387
Ross Stores Inc.	2,009	199,132
The Home Depot Inc.	999	207,762
Yum! Brands Inc.	1,902	210,494
		1,666,349
Consumer Staples 6.7%
Mondelez International Inc., A	3,947	212,743
PepsiCo Inc.	1,636	214,529
The Coca-Cola Co.	4,251	216,461
The Procter & Gamble Co.	1,968	215,791
Walmart Inc.	1,982	218,991
		1,078,515
Energy 4.8%
Chevron Corp.	1,222	152,066
EOG Resources Inc.	1,694	157,813
Exxon Mobil Corp.	1,994	152,800
Occidental Petroleum Corp.	2,986	150,136
Schlumberger Ltd.	4,114	163,490
		776,305
Financials 12.9%
Aflac Inc.	3,159	173,145
Arthur J. Gallagher & Co.	2,007	175,793
BB&T Corp.	3,551	174,461
Chubb Ltd.	1,165	171,593
Intercontinental Exchange Inc.	2,037	175,060
JPMorgan Chase & Co.	1,571	175,638
S&P Global Inc.	755	171,981
The Progressive Corp.	2,131	170,331
The Travelers Cos. Inc.	1,149	171,798
U.S. Bancorp	3,342	175,121
W.R. Berkley Corp.	2,623	172,934
Wells Fargo & Co.	3,264	154,452
		2,062,307
Health Care 14.0%
Abbott Laboratories	2,406	202,345
Baxter International Inc.	2,496	204,422
Becton Dickinson and Co.	851	214,460
Danaher Corp.	1,423	203,375
Johnson & Johnson	1,445	201,260
Medtronic PLC	2,055	200,136
Merck & Co. Inc.	2,396	200,905
Pfizer Inc.	4,665	202,088
Quest Diagnostics Inc.	1,991	202,704

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Stryker Corp.	1,012	208,047
UnitedHealth Group Inc.	811	197,892
		2,237,634
Industrials 9.8%
Fortive Corp.	2,189	178,447
General Dynamics Corp.	994	180,729
Honeywell International Inc.	983	171,622
Lockheed Martin Corp.	485	176,317
Raytheon Co.	963	167,447
Republic Services Inc.	1,991	172,500
Roper Technologies Inc.	473	173,241
United Technologies Corp.	1,361	177,202
Verisk Analytics Inc.	1,187	173,848
		1,571,353
Information Technology 21.9%
Accenture PLC, A	1,259	232,626
Amphenol Corp., A	2,453	235,341
Apple Inc.	1,171	231,764
Automatic Data Processing Inc.	1,377	227,659
Cisco Systems Inc.	4,128	225,926
[a] Fiserv Inc.	2,574	234,646
International Business Machines Corp.	1,690	233,051
Intuit Inc.	882	230,493
Mastercard Inc., A	891	235,696
Microsoft Corp.	1,707	228,670
Oracle Corp.	4,398	250,554
[a] Synopsys Inc.	1,815	233,572
Texas Instruments Inc.	2,082	238,930
Total System Services Inc.	1,798	230,630
Visa Inc., A	1,357	235,507
		3,505,065
Materials 2.9%
Air Products and Chemicals Inc.	696	157,554
Ecolab Inc.	813	160,519
Linde PLC	764	153,411
		471,484
Real Estate 3.6%
Alexandria Real Estate Equities Inc.	1,019	143,771
American Tower Corp.	702	143,524
Equity Residential	1,937	147,057
UDR Inc.	3,264	146,521
		580,873
Utilities 3.1%
Consolidated Edison Inc.	1,429	125,295
Dominion Energy Inc.	1,636	126,495
Duke Energy Corp.	1,440	127,066
Xcel Energy Inc.	2,076	123,501
		502,357
Total Investments (Cost $13,071,655) 99.5%		15,956,578

Other Assets, less Liabilities 0.5%		74,488
Net Assets 100.0%		$16,031,066

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 94.8%
Argentina 0.1%
Transportadora de Gas del Sur SA, B, ADR	Oil, Gas & Consumable Fuels	16,260	$235,120

Brazil 3.9%
Banco Santander Brasil SA	Banks	72,000	854,010
BB Seguridade Participacoes SA	Insurance	426,000	3,599,045
Cielo SA	IT Services	558,000	978,373
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	138,000	1,702,023
Cosan SA	Oil, Gas & Consumable Fuels	30,000	361,238
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	108,000	1,224,938
Hypera SA	Pharmaceuticals	66,000	516,442
IRB Brasil Resseguros SA	Insurance	54,000	1,387,813
Lojas Renner SA	Multiline Retail	144,000	1,771,892
M. Dias Branco SA	Food Products	36,000	365,950
Petrobras Distribuidora SA	Specialty Retail	78,000	508,786
Porto Seguro SA	Insurance	18,000	242,715
Tim Participacoes SA	Wireless Telecommunication Services	150,000	455,168
			13,968,393
Chile 0.8%
Aguas Andinas SA, A	Water Utilities	1,133,100	667,560
	Independent Power and Renewable
Colbun SA	Electricity Producers	1,416,720	292,129
Compania Cervecerias Unidas SA	Beverages	52,980	745,200
Enel Chile SA	Electric Utilities	11,087,340	1,051,660
			2,756,549
China 18.2%
Agricultural Bank of China Ltd., A	Banks	162,000	84,854
Agricultural Bank of China Ltd., H	Banks	7,620,000	3,189,427
Anhui Conch Cement Co. Ltd., A	Construction Materials	36,000	217,372
Anhui Conch Cement Co. Ltd., H	Construction Materials	420,000	2,631,552
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	461,600	3,169,900
[a] Anxin Trust Co. Ltd.	Capital Markets	30,000	22,043
Bank of Beijing Co. Ltd., A	Banks	114,000	98,027
Bank of China Ltd., A	Banks	108,000	58,769
Bank of China Ltd., H	Banks	7,440,000	3,142,656
Bank of Communications Co. Ltd., A	Banks	312,000	277,818
Bank of Communications Co. Ltd., H	Banks	3,360,000	2,550,374
Bank of Hangzhou Co. Ltd.	Banks	30,000	36,360
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	102,000	96,464
China Cinda Asset Management Co. Ltd., H	Capital Markets	2,700,000	622,080
China CITIC Bank Corp. Ltd., A	Banks	54,000	46,905
China CITIC Bank Corp. Ltd., H	Banks	4,320,000	2,460,672
China Conch Venture Holdings Ltd.	Machinery	510,000	1,801,728
China Construction Bank Corp., H	Banks	4,260,000	3,669,734
China Everbright Bank Co. Ltd., A	Banks	60,000	33,261
China Everbright Bank Co. Ltd., H	Banks	1,500,000	687,360
China Medical System Holdings Ltd.	Pharmaceuticals	480,000	439,910
China Minsheng Banking Corp. Ltd., A	Banks	192,000	177,390
China Minsheng Banking Corp. Ltd., H	Banks	2,550,000	1,765,824
China Mobile Ltd.	Wireless Telecommunication Services	376,000	3,424,307
China Oriental Group Co. Ltd.	Metals & Mining	480,000	280,781
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	108,000	85,954
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	4,560,000	3,099,341
China Resources Cement Holdings Ltd.	Construction Materials	480,000	465,101
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	30,000	88,957
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,440,000	3,015,475
China South Publishing & Media Group Co. Ltd., A	Media	18,000	33,103
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	2,400,000	1,207,296

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	108,000	281,275
China Zhongwang Holdings Ltd.	Metals & Mining	288,000	145,244
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	6,000	10,965
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	480,000	261,120
CNOOC Ltd.	Oil, Gas & Consumable Fuels	1,980,000	3,385,958
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	180,000	416,102
Dali Foods Group Co. Ltd.	Food Products	810,000	538,099
Daqin Railway Co. Ltd., A	Road & Rail	132,000	155,373
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,440,000	1,179,648
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	26,820	47,958
	Technology Hardware, Storage &
Focus Media Information Technology Co Ltd	Peripherals	138,000	106,216
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	18,000	274,989
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	18,000	59,529
Guangdong Investment Ltd.	Water Utilities	480,000	949,862
Guangzhou Automobile Group Co. Ltd., A	Automobiles	24,000	38,167
Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,440,000	1,537,229
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	6,000	23,693
Heilan Home Co. Ltd., A-SHSC	Textiles, Apparel & Luxury Goods	24,000	31,672
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	24,000	86,914
Huayu Automotive Systems Co. Ltd.	Auto Components	24,000	75,426
Industrial and Commercial Bank of China Ltd., H	Banks	4,740,000	3,458,304
Industrial Bank Co. Ltd., A	Banks	150,382	400,187
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	480,000	683,213
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	120,000	334,080
Kweichow Moutai Co. Ltd., A	Beverages	7,900	1,131,035
Longfor Group Holdings Ltd.	Real Estate Management & Development	750,000	2,827,200
Luzhou Laojiao Co. Ltd.	Beverages	6,000	70,563
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	720,000	285,696
Nexteer Automotive Group Ltd.	Auto Components	120,000	149,299
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	660,000	585,446
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	30,000	40,986
SAIC Motor Corp Ltd	Automobiles	42,000	155,827
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	66,000	88,730
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	6,000	73,138
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	6,000	19,537
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	264,000	3,629,261
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,560,000	351,437
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	42,000	31,532
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	1,800,000	714,240
Weichai Power Co. Ltd., A	Machinery	36,000	64,374
Weifu High-Technology Group Co. Ltd., A	Auto Components	12,000	32,405
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd.	Entertainment	18,000	35,487
Yuzhou Properties Co.	Real Estate Management & Development	240,000	112,742
[a] YY Inc., ADR	Interactive Media & Services	17,640	1,229,332
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	19,310
			65,109,595
Colombia 0.2%
Ecopetrol SA	Oil, Gas & Consumable Fuels	834,720	760,019

Czech Republic 0.2%
Moneta Money Bank AS	Banks	225,240	772,210

Egypt 0.5%
Commercial International Bank Egypt SAE	Banks	246,000	1,087,292
Eastern Co. SAE	Tobacco	469,080	433,818
ElSewedy Electric Co.	Electrical Equipment	374,940	320,928
			1,842,038
Greece 0.2%
JUMBO SA	Specialty Retail	19,980	386,805

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	12,540	321,312
			708,117
Hong Kong 0.2%
Kingboard Laminates Holdings Ltd.	Chemicals	450,000	412,416
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	660,000	462,106
			874,522
Hungary 0.5%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	171,480	1,906,985

India 10.9%
Bajaj Auto Ltd.	Automobiles	36,120	1,479,310
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	331,620	1,885,397
Bharti Infratel Ltd.	Diversified Telecommunication Services	67,140	259,748
Britannia Industries Ltd.	Food Products	17,760	705,923
Coal India Ltd.	Oil, Gas & Consumable Fuels	485,100	1,783,613
Dabur India Ltd.	Personal Products	210,600	1,221,909
Eicher Motors Ltd.	Automobiles	6,060	1,680,216
GAIL India Ltd.	Gas Utilities	136,740	617,957
HCL Technologies Ltd.	IT Services	221,220	3,412,001
Hero Motocorp Ltd.	Automobiles	25,800	964,872
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	334,800	1,406,812
Hindustan Unilever Ltd.	Household Products	140,460	3,637,482
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	787,560	1,778,720
Infosys Ltd.	IT Services	323,520	3,430,758
ITC Ltd.	Tobacco	806,340	3,198,960
Marico Ltd.	Personal Products	182,700	980,761
Nestle India Ltd.	Food Products	9,720	1,677,454
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	481,620	1,170,429
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	1,860	554,590
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	115,920	411,604
Pidilite Industries Ltd.	Chemicals	42,780	752,659
REC Ltd.	Diversified Financial Services	127,380	304,114
Tata Consultancy Services Ltd.	IT Services	112,380	3,625,986
Tech Mahindra Ltd.	IT Services	199,320	2,040,339
			38,981,614
Indonesia 3.2%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	5,472,000	526,768
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	1,122,000	235,082
Charoen Pokphand Indonesia Tbk PT	Food Products	1,248,000	417,840
Gudang Garam Tbk PT	Tobacco	84,000	457,087
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	5,238,000	1,164,206
Indofood CBP Sukses Makmur Tbk PT	Food Products	414,000	297,441
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
B	Diversified Telecommunication Services	13,602,000	3,986,005
Surya Citra Media Tbk PT	Media	3,096,000	352,827
Unilever Indonesia Tbk PT	Household Products	822,000	2,618,298
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	726,000	1,449,174
			11,504,728
Malaysia 2.3%
AirAsia Group Bhd	Airlines	648,000	428,080
British American Tobacco Malaysia Bhd.	Tobacco	90,000	627,223
Digi.com Bhd.	Wireless Telecommunication Services	1,596,000	1,950,345
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	564,000	715,151
Nestle (Malaysia) Bhd.	Food Products	36,000	1,298,875
Petronas Chemicals Group Bhd.	Chemicals	1,176,000	2,390,417
Petronas Gas Bhd.	Gas Utilities	102,000	428,486
Westports Holdings Bhd.	Transportation Infrastructure	408,000	388,995
			8,227,572
Mexico 2.1%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	605,580	801,277

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	153,660	1,598,695
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	652,440	1,212,055
Megacable Holdings SAB de CV	Media	94,260	400,068
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	40,440	401,481
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,188,960	3,242,902
			7,656,478
Pakistan 0.1%
MCB Bank Ltd.	Banks	168,000	183,459
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	342,000	281,500
			464,959
Philippines 0.5%
DMCI Holdings Inc.	Industrial Conglomerates	1,914,000	384,780
Globe Telecom Inc.	Wireless Telecommunication Services	13,800	609,263
Manila Electric Co.	Electric Utilities	100,200	756,854
			1,750,897
Poland 0.3%
Powszechny Zalkad Ubezpieczen SA	Insurance	102,420	1,199,093

Qatar 3.0%
Barwa Real Estate Co.	Real Estate Management & Development	61,440	577,068
Industries Qatar QSC	Industrial Conglomerates	814,800	2,573,347
Masraf Al Rayan QSC	Banks	630,000	659,197
Mesaieed Petrochemical Holding Co.	Chemicals	840,000	602,101
Qatar Electricity & Water Co. QSC	Multi-Utilities	206,400	944,352
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	103,800	611,754
Qatar Islamic Bank SAQ	Banks	208,200	949,729
Qatar National Bank SAQ	Banks	701,400	3,665,676
The Commercial Bank PQSC	Banks	742	935
			10,584,159
Russia 10.6%
Alrosa PJSC	Metals & Mining	1,749,480	2,386,449
Gazprom PJSC	Oil, Gas & Consumable Fuels	1,078,500	3,981,088
Inter RAO UES PJSC	Electric Utilities	19,458,840	1,397,211
LUKOIL PJSC	Oil, Gas & Consumable Fuels	42,000	3,532,461
Magnitogorsk Iron & Steel Works	Metals & Mining	1,039,320	741,242
MMC Norilsk Nickel PJSC	Metals & Mining	16,080	3,647,604
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	284,280	2,646,647
Moscow Exchange MICEX	Capital Markets	223,260	319,095
NLMK PJSC	Metals & Mining	670,500	1,697,643
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	17,944	3,804,128
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	116	24,592
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	21,004	275,572
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	356	4,671
Polymetal International PLC	Metals & Mining	64,782	821,842
Polymetal International PLC	Metals & Mining	1,098	13,975
Polyus Gold OJSC	Metals & Mining	11,220	1,036,705
Rosneft PJSC	Oil, Gas & Consumable Fuels	483,600	3,177,998
Severstal PJSC	Metals & Mining	144,960	2,453,576
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	3,279,300	1,369,429
Tatneft PAO	Oil, Gas & Consumable Fuels	323,220	3,970,879
[b] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	21,480	741,541
			38,044,348
Saudi Arabia 2.0%
Advanced Petrochemical Co.	Chemicals	10,500	167,989
Al-Rajhi Bank	Banks	111,180	2,063,363
Bupa Arabia for Cooperative Insurance Co.	Insurance	2,100	53,924
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	46,860	146,693
Jarir Marketing Co.	Specialty Retail	7,500	330,378
National Commercial Bank	Banks	102,120	1,508,552
Riyad Bank	Banks	104,520	746,920
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	4,740	107,938

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Saudi Arabian Fertilizer Co.	Chemicals	16,920	382,592
Saudi Cement Co.	Construction Materials	7,020	131,219
Saudi Telecom Co.	Diversified Telecommunication Services	41,940	1,165,295
Yanbu National Petrochemical Co.	Chemicals	22,680	380,999
			7,185,862
South Africa 3.9%
Capitec Bank Holdings Ltd.	Banks	9,240	851,014
Clicks Group Ltd.	Food & Staples Retailing	90,900	1,323,348
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	118,740	1,448,247
Kumba Iron Ore Ltd.	Metals & Mining	34,740	1,230,278
Mr. Price Group Ltd.	Specialty Retail	137,640	1,937,624
RMB Holdings Ltd.	Diversified Financial Services	283,200	1,695,033
Telkom SA SOC Ltd.	Diversified Telecommunication Services	121,740	795,902
Tiger Brands Ltd.	Food Products	68,100	1,080,327
Truworths International Ltd.	Specialty Retail	220,620	1,095,179
Vodacom Group Ltd.	Wireless Telecommunication Services	279,720	2,373,839
			13,830,791
South Korea 10.5%
BGF Retail Co. Ltd.	Food & Staples Retailing	1,500	274,109
BNK Financial Group Inc.	Banks	119,220	773,358
Daelim Industrial Co. Ltd.	Construction & Engineering	5,460	543,801
DB Insurance Co. Ltd.	Insurance	8,460	434,485
Hana Financial Group Inc.	Banks	109,560	3,548,732
Hanwha Life Insurance Co. Ltd.	Insurance	120,360	341,384
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	26,340	649,004
Industrial Bank of Korea	Banks	124,800	1,518,590
Kangwon Land Inc.	Hotels, Restaurants & Leisure	49,140	1,287,390
KB Financial Group Inc.	Banks	87,480	3,473,744
Kia Motors Corp.	Automobiles	45,960	1,751,388
Korea Zinc Co. Ltd.	Metals & Mining	1,440	593,634
KT&G Corp.	Tobacco	40,560	3,460,061
Kumho Petrochemical Co. Ltd.	Chemicals	3,360	283,431
Lotte Chemical Corp.	Chemicals	8,160	1,784,437
NCsoft Corp.	Entertainment	4,980	2,057,299
[b] Orange Life Insurance Ltd., Reg S	Insurance	6,120	167,755
[a] PearlAbyss Corp.	Entertainment	1,140	209,606
S-1 Corp.	Commercial Services & Supplies	7,200	608,600
Samsung Card Co. Ltd.	Consumer Finance	5,400	178,652
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	83,340	3,392,353
Shinhan Financial Group Co. Ltd.	Banks	78,900	3,068,125
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	56,040	3,373,126
SK Telecom Co. Ltd.	Wireless Telecommunication Services	9,960	2,234,132
Woongjin Coway Co. Ltd.	Household Durables	26,340	1,765,657
			37,772,853
Taiwan 12.2%
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	60,000	509,989
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	300,000	2,149,101
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	240,000	590,351
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	960,000	3,492,651
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	33,550	429,914
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	660,000	1,663,839
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	153,550	1,196,384
Formosa Chemicals & Fibre Corp.	Chemicals	1,020,000	3,382,540
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	540,000	1,921,151
Formosa Plastics Corp.	Chemicals	960,000	3,539,014
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	38,640	391,258

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Highwealth Construction Corp.	Real Estate Management & Development	120,000	191,053
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	17,280	2,144,735
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	420,000	615,271
Nan Ya Plastics Corp.	Chemicals	1,380,000	3,492,265
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	600,000	1,245,996
Nien Made Enterprise Co. Ltd.	Household Durables	76,000	571,355
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	277,000	1,542,877
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	71,000	646,920
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	120,000	293,630
President Chain Store Corp.	Food & Staples Retailing	283,350	2,741,405
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	60,000	145,849
Standard Foods Corp.	Food Products	60,000	117,259
Taiwan Business Bank	Banks	720,000	316,425
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	720,000	2,839,711
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	420,000	3,231,861
The Shanghai Commercial & Savings Bank Ltd.	Banks	540,000	977,092
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	360,000	755,711
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	76,000	401,294
	Electronic Equipment, Instruments &
Yageo Corp.	Components	108,000	917,980
Yuanta Financial Holding Co. Ltd.	Capital Markets	1,740,000	1,044,801
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	85,000	272,026
			43,771,708
Thailand 4.5%
Advanced Info Service PCL	Wireless Telecommunication Services	558,000	3,966,544
Bumrungrad Hospital PCL	Health Care Providers & Services	168,000	925,801
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	48,000	508,682
Intouch Holdings PCL	Wireless Telecommunication Services	534,000	1,092,639
Land and Houses PCL, NVDR	Real Estate Management & Development	1,236,000	447,366
PTT Global Chemical PCL, NVDR	Chemicals	942,000	1,965,860
PTT PCL	Oil, Gas & Consumable Fuels	2,268,000	3,605,282
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	138,000	300,367
The Siam Cement PCL	Construction Materials	222,000	3,416,777
			16,229,318
Turkey 1.8%
BIM Birlesik Magazalar AS	Food & Staples Retailing	100,620	1,385,612
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	768,180	1,045,224
Ford Otomotiv Sanayi AS	Automobiles	39,300	424,663
TAV Havalimanlari Holding AS	Transportation Infrastructure	87,960	410,602
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	67,140	1,334,907
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	395,820	875,950
[a] Turkiye Is Bankasi AS, C	Banks	681,840	713,197
Turkiye Sise Ve Cam Fabrikalari AS	Industrial Conglomerates	120,540	108,161
			6,298,316
United Arab Emirates 1.9%
Abu Dhabi Commercial Bank PJSC	Banks	511,800	1,156,484
Aldar Properties PJSC	Real Estate Management & Development	1,604,700	825,690
Dubai Islamic Bank PJSC	Banks	693,300	968,278
Emaar Development PJSC	Real Estate Management & Development	310,140	338,582

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	774,120	3,515,326
			6,804,360
United Kingdom 0.2%
Mondi Ltd.	Paper & Forest Products	23,640	531,367

Total Common Stocks (Cost $315,706,309)			339,771,971
Preferred Stocks 4.2%
Brazil 3.1%
[a,c] Braskem SA, pfd., A	Chemicals	30,000	274,197
[c] Itau Unibanco Holding SA, 3.969%, pfd.	Banks	432,000	4,087,073
[c] Itausa - Investimentos Itau SA, 3.173%, pfd.	Banks	1,242,000	4,177,104
[c] Telefonica Brasil SA, 10.146%, pfd.	Diversified Telecommunication Services	192,000	2,500,286
			11,038,660
Russia 0.8%
[c] Surgutneftegas PJSC, 3.239%, pfd.	Oil, Gas & Consumable Fuels	3,628,260	2,451,053
[c] Transneft PJSC, 4.580%, pfd.	Oil, Gas & Consumable Fuels	180	472,152
			2,923,205
South Korea 0.3%
[c] LG Chem Ltd., 3.095%, pfd.	Chemicals	2,940	497,787
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 3.705%, pfd.	Peripherals	16,320	540,632
			1,038,419
Total Preferred Stocks (Cost $13,099,623)			15,000,284
Total Investments (Cost $328,805,932) 99.0%			354,772,255
Other Assets, less Liabilities 1.0%			3,663,807
Net Assets 100.0%			$358,436,062

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $5,018,259, representing 1.4% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index		Long	59	$3,107,530	9/20/19	$71,948
*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.0%
Australia 10.2%
Australian Stock Exchange Ltd.	Capital Markets	2,076	$119,999
Brambles Ltd.	Commercial Services & Supplies	20,892	188,833
Challenger Ltd.	Diversified Financial Services	5,328	24,827
Commonwealth Bank of Australia	Banks	6,663	387,059
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	606	17,670
Macquarie Group Ltd.	Capital Markets	3,345	294,335
National Australia Bank Ltd.	Banks	20,286	380,378
Westpac Banking Corp.	Banks	19,119	380,499
			1,793,600
Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	1,797	53,043

Canada 6.7%
Bank of Nova Scotia	Banks	6,282	338,149
Canadian Imperial Bank of Commerce	Banks	4,032	317,747
CI Financial Corp.	Capital Markets	5,097	83,237
IGM Financial Inc.	Capital Markets	1,074	30,730
Royal Bank of Canada	Banks	4,278	340,701
TELUS Corp.	Diversified Telecommunication Services	1,686	62,460
			1,173,024
China 1.2%
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	12,000	82,407
China Vanke Co. Ltd., A	Real Estate Management & Development	1,800	7,283
China Vanke Co. Ltd., H	Real Estate Management & Development	14,700	55,131
Longfor Group Holdings Ltd.	Real Estate Management & Development	19,500	73,507
			218,328
Denmark 0.4%
Tryg AS	Insurance	1,947	63,395

Finland 3.0%
Elisa OYJ	Diversified Telecommunication Services	1,653	80,775
Kone OYJ, B	Machinery	3,681	217,561
Nokian Renkaat OYJ	Auto Components	1,665	52,067
Orion OYJ	Pharmaceuticals	741	27,197
Sampo OYJ, A	Insurance	3,162	149,437
			527,037
France 0.1%
Societe BIC SA	Commercial Services & Supplies	156	11,912
Germany 2.7%
Deutsche Boerse AG	Capital Markets	2,088	295,800
Hannover Rueck SE	Insurance	693	112,222
Hugo Boss AG	Textiles, Apparel & Luxury Goods	966	64,355
			472,377
Indonesia 0.9%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
B	Diversified Telecommunication Services	525,900	154,113
Japan 3.1%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,400	178,476
Lawson Inc.	Food & Staples Retailing	430	20,634

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

NTT DoCoMo Inc.	Wireless Telecommunication Services	15,000	349,800
			548,910
Macau 1.0%
Sands China Ltd.	Hotels, Restaurants & Leisure	37,200	177,846
Malaysia 0.3%
Nestle (Malaysia) Bhd.	Food Products	1,200	43,296
Mexico 0.2%
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	17,172	31,901
New Zealand 0.2%
Spark New Zealand Ltd.	Diversified Telecommunication Services	12,744	34,238
Norway 0.8%
Telenor ASA	Diversified Telecommunication Services	6,333	134,518
Qatar 1.9%
Qatar Islamic Bank SAQ	Banks	7,230	32,981
Qatar National Bank SAQ	Banks	58,920	307,929
			340,910
Russia 0.8%
NLMK PJSC	Metals & Mining	7,854	19,886
Tatneft PAO	Oil, Gas & Consumable Fuels	9,246	113,590
			133,476
Singapore 1.9%
ComfortDelGro Corp. Ltd.	Road & Rail	25,500	50,135
SATS Ltd.	Transportation Infrastructure	8,400	32,409
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	78,300	202,557
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	7,200	18,626
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	2,700	32,509
			336,236
South Africa 3.1%
Absa Group Ltd.	Banks	5,595	69,832
FirstRand Ltd.	Diversified Financial Services	43,215	210,080
Mr. Price Group Ltd.	Specialty Retail	3,843	54,100
Rand Merchant Investment Holdings Ltd.	Insurance	9,990	24,066
RMB Holdings Ltd.	Diversified Financial Services	12,630	75,594
Sanlam Ltd.	Insurance	18,882	104,658
			538,330
Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	3,684	76,838
Sweden 2.2%
Atlas Copco AB	Machinery	5,553	159,440
Hennes & Mauritz AB, B	Specialty Retail	12,855	229,107
			388,547
Switzerland 7.0%
Novartis AG	Pharmaceuticals	4,020	367,778
Roche Holding AG	Pharmaceuticals	1,269	357,468
SGS SA	Professional Services	57	145,394
Zurich Insurance Group AG	Insurance	1,035	360,817
			1,231,457
Taiwan 2.4%
Chailease Holding Co. Ltd.	Diversified Financial Services	7,000	28,960
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	31,166
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	1,000	9,112

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	43,000	330,881
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	9,000	18,893
			419,012
United Kingdom 10.8%
[a] Amcor PLC	Containers & Packaging	12,588	144,636
BT Group PLC	Diversified Telecommunication Services	75,081	187,729
Direct Line Insurance Group PLC	Insurance	19,743	83,371
GlaxoSmithKline PLC	Pharmaceuticals	16,887	338,844
Legal & General Group PLC	Insurance	55,851	191,565
Marks & Spencer Group PLC	Multiline Retail	13,900	37,274
Next PLC	Multiline Retail	1,809	127,226
Smiths Group PLC	Industrial Conglomerates	3,489	69,493
Taylor Wimpey PLC	Household Durables	20,754	41,667
Unilever NV, IDR	Personal Products	5,517	336,505
Unilever PLC	Personal Products	5,469	340,677
			1,898,987
United States 35.4%
Altria Group Inc.	Tobacco	6,408	303,419
Arthur J. Gallagher & Co.	Insurance	1,590	139,268
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,659	201,950
Emerson Electric Co.	Electrical Equipment	5,160	344,275
Garmin Ltd.	Household Durables	1,713	136,698
H&R Block Inc.	Diversified Consumer Services	2,730	79,989
	Semiconductors & Semiconductor
Intel Corp.	Equipment	7,449	356,584
International Business Machines Corp.	IT Services	2,487	342,957
Johnson & Johnson	Pharmaceuticals	2,412	335,943
Kimberly-Clark Corp.	Household Products	2,589	345,062
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	4,800	283,632
Leggett & Platt Inc.	Household Durables	1,401	53,756
Lockheed Martin Corp.	Aerospace & Defense	987	358,814
LyondellBasell Industries NV, A	Chemicals	4,167	358,904
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	4,011	239,938
McDonald's Corp.	Hotels, Restaurants & Leisure	1,677	348,246
Merck & Co. Inc.	Pharmaceuticals	4,239	355,440
Paychex Inc.	IT Services	3,873	318,709
Philip Morris International Inc.	Tobacco	3,843	301,791
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	3,699	174,297
Tapestry Inc.	Textiles, Apparel & Luxury Goods	3,294	104,519
The Gap Inc.	Specialty Retail	2,268	40,756
The Procter & Gamble Co.	Household Products	3,111	341,121
United Parcel Service Inc., B	Air Freight & Logistics	3,357	346,677
			6,212,745
Total Common Stocks (Cost $16,235,955)			17,014,076
Preferred Stocks (Cost $243,230) 2.3%
Brazil 2.3%
[b] Itau Unibanco Holding SA, 3.969%, pfd.	Banks	43,200	408,707

Total Investments (Cost $16,479,185) 99.3%			17,422,783

Other Assets, less Liabilities 0.7%			119,789
Net Assets 100.0%			$17,542,572

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$52,030	9/20/19	$87
*As of period end.

Abbreviations

Selected Portfolio

IDR	-	International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 97.4%
Argentina 0.0%†
Transportadora de Gas del Sur SA, B, ADR	Oil, Gas & Consumable Fuels	165	$2,386

Australia 6.9%
AGL Energy Ltd.	Multi-Utilities	1,134	15,924
Alumina Ltd.	Metals & Mining	5,352	8,751
Aurizon Holdings Ltd.	Road & Rail	3,531	13,381
Australia & New Zealand Banking Group Ltd.	Banks	2,256	44,661
Australian Stock Exchange Ltd.	Capital Markets	144	8,324
Bendigo and Adelaide Bank Ltd.	Banks	501	4,071
BHP Group Ltd.	Metals & Mining	5,478	158,227
Bluescope Steel Ltd.	Metals & Mining	906	7,661
Brambles Ltd.	Commercial Services & Supplies	2,835	25,624
Cimic Group Ltd.	Construction & Engineering	159	4,995
Coca-Cola Amatil Ltd.	Beverages	1,260	9,037
Cochlear Ltd.	Health Care Equipment & Supplies	129	18,724
Commonwealth Bank of Australia	Banks	1,416	82,257
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	777	6,788
CSL Ltd.	Biotechnology	843	127,189
	Equity Real Estate Investment Trusts
Dexus	(REITs)	2,214	20,167
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	126	3,674
Fortescue Metals Group Ltd.	Metals & Mining	3,249	20,565
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	2,367	24,965
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	3,810	16,443
Harvey Norman Holdings Ltd.	Multiline Retail	1,713	4,892
Macquarie Group Ltd.	Capital Markets	408	35,901
Medibank Private Ltd.	Insurance	6,549	16,039
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	5,412	11,887
National Australia Bank Ltd.	Banks	4,743	88,935
REA Group Ltd.	Interactive Media & Services	81	5,459
Rio Tinto Ltd.	Metals & Mining	834	60,726
Rio Tinto PLC	Metals & Mining	2,244	139,384
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	7,011	18,893
Sonic Healthcare Ltd.	Health Care Providers & Services	825	15,689
South32 Ltd.	Metals & Mining	9,393	20,961
Telstra Corp. Ltd.	Diversified Telecommunication Services	9,639	26,042
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	5,427	9,331
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	180	2,778
Wesfarmers Ltd.	Multiline Retail	2,412	61,205
Westpac Banking Corp.	Banks	2,835	56,421
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	1,380	35,212
Woolworths Group Ltd.	Food & Staples Retailing	2,532	59,044
			1,290,227
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	225	10,979

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	165	9,583
Proximus SADP	Diversified Telecommunication Services	315	9,298
			18,881
Brazil 0.3%
Banco Santander Brasil SA	Banks	600	7,117
BB Seguridade Participacoes SA	Insurance	1,800	15,207

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Cielo SA	IT Services	2,400	4,208
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	600	7,400
Cosan SA	Oil, Gas & Consumable Fuels	100	1,204
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	300	3,403
Hypera SA	Pharmaceuticals	300	2,347
IRB Brasil Resseguros SA	Insurance	210	5,397
Lojas Renner SA	Multiline Retail	600	7,383
M. Dias Branco SA	Food Products	300	3,050
Petrobras Distribuidora SA	Specialty Retail	300	1,957
Tim Participacoes SA	Wireless Telecommunication Services	900	2,731
			61,404
Canada 2.6%
BCE Inc.	Diversified Telecommunication Services	297	13,541
Canadian Imperial Bank of Commerce	Banks	744	58,632
Canadian National Railway Co.	Road & Rail	1,299	120,481
[a] CGI Inc., A	IT Services	225	17,335
CI Financial Corp.	Capital Markets	405	6,614
Constellation Software Inc.	Software	39	36,836
Empire Co. Ltd., A	Food & Staples Retailing	138	3,483
First Capital Realty Inc.	Real Estate Management & Development	255	4,266
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	435	16,871
Great-West Lifeco Inc.	Insurance	231	5,330
	Equity Real Estate Investment Trusts
H&R Real Estate Investment Trust	(REITs)	294	5,139
Hydro One Ltd.	Electric Utilities	138	2,412
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	630	9,821
Magna International Inc.	Auto Components	741	36,949
Methanex Corp.	Chemicals	54	2,457
Metro Inc., A	Food & Staples Retailing	504	18,953
Newmarket Gold Inc.	Metals & Mining	237	10,233
Power Corp. of Canada	Insurance	384	8,290
Power Financial Corp.	Insurance	186	4,287
Quebecor Inc., B	Media	132	3,151
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	288	5,728
Rogers Communications Inc., B	Wireless Telecommunication Services	618	33,152
Saputo Inc.	Food Products	432	12,959
	Equity Real Estate Investment Trusts
SmartCentres REIT	(REITs)	51	1,296
Teck Resources Ltd., B	Metals & Mining	750	17,344
TELUS Corp.	Diversified Telecommunication Services	327	12,114
Thomson Reuters Corp.	Professional Services	165	10,667
West Fraser Timber Co. Ltd.	Paper & Forest Products	108	4,934
			483,275
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	3,456	2,036
	Independent Power and Renewable
Colbun SA	Electricity Producers	7,131	1,470
Compania Cervecerias Unidas SA	Beverages	210	2,954
Enel Chile SA	Electric Utilities	45,534	4,319
			10,779
China 3.0%
Agricultural Bank of China Ltd., A	Banks	4,200	2,200
Agricultural Bank of China Ltd., H	Banks	48,000	20,091
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	1,811
Anhui Conch Cement Co. Ltd., H	Construction Materials	2,000	12,531
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	3,000	20,602
Bank of China Ltd., A	Banks	600	327
Bank of China Ltd., H	Banks	153,000	64,627
Bank of Communications Co. Ltd., A	Banks	100	89
Bank of Communications Co. Ltd., H	Banks	15,000	11,386

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

China Cinda Asset Management Co. Ltd., H	Capital Markets	15,000	3,456
China CITIC Bank Corp. Ltd., H	Banks	18,000	10,253
China Conch Venture Holdings Ltd.	Machinery	3,000	10,598
China Construction Bank Corp., H	Banks	78,000	67,192
China Everbright Bank Co. Ltd., H	Banks	6,000	2,749
China Minsheng Banking Corp. Ltd., H	Banks	10,500	7,271
China Mobile Ltd.	Wireless Telecommunication Services	12,500	113,840
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	36,000	24,469
China Resources Cement Holdings Ltd.	Construction Materials	4,000	3,876
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	6,000	12,565
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	12,000	6,036
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	300	781
China Zhongwang Holdings Ltd.	Metals & Mining	2,400	1,210
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	6,000	3,264
CNOOC Ltd.	Oil, Gas & Consumable Fuels	15,000	25,651
Dali Foods Group Co. Ltd.	Food Products	6,000	3,986
Daqin Railway Co. Ltd., A	Road & Rail	900	1,059
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	4,915
	Technology Hardware, Storage &
Focus Media Information Technology Co. Ltd.	Peripherals	360	277
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	300	4,583
Guangdong Investment Ltd.	Water Utilities	6,000	11,873
Guangzhou Automobile Group Co. Ltd., H	Automobiles	7,600	8,113
Industrial and Commercial Bank of China Ltd., H	Banks	51,000	37,210
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,847
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	1,500	4,176
Longfor Group Holdings Ltd.	Real Estate Management & Development	3,000	11,309
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	6,000	2,381
Nexteer Automotive Group Ltd.	Auto Components	1,000	1,244
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	3,000	2,661
SAIC Motor Corp Ltd	Automobiles	300	1,113
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,200	16,497
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	12,000	2,703
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	6,000	2,550
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	4,762
Yuzhou Properties Co.	Real Estate Management & Development	6,000	2,819
[a] YY Inc., ADR	Interactive Media & Services	87	6,063
			560,016
Colombia 0.0%†
Ecopetrol SA	Oil, Gas & Consumable Fuels	8,049	7,329

Czech Republic 0.0%†
Moneta Money Bank AS	Banks	798	2,736

Denmark 1.3%
Coloplast AS, B	Health Care Equipment & Supplies	279	31,578
Novo Nordisk AS, B	Pharmaceuticals	3,849	196,444
Pandora AS	Textiles, Apparel & Luxury Goods	297	10,581
Tryg AS	Insurance	84	2,735
			241,338
Egypt 0.1%
Commercial International Bank Egypt SAE	Banks	1,272	5,622
Eastern Co. SAE	Tobacco	3,336	3,086
ElSewedy Electric Co.	Electrical Equipment	1,380	1,181
			9,889
Finland 0.2%
Elisa OYJ	Diversified Telecommunication Services	264	12,901
[a] Nokian Renkaat OYJ	Auto Components	258	8,068

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Orion OYJ	Pharmaceuticals	198	7,267
			28,236
France 0.8%
Cie Generale des Etablissements Michelin SCA	Auto Components	294	37,348
	Equity Real Estate Investment Trusts
Covivio	(REITs)	57	5,975
Hermes International	Textiles, Apparel & Luxury Goods	60	43,334
Peugeot SA	Automobiles	1,101	27,170
Renault SA	Automobiles	156	9,823
Societe BIC SA	Commercial Services & Supplies	51	3,894
Societe Generale SA	Banks	981	24,823
			152,367
Germany 0.4%
Aroundtown SA	Real Estate Management & Development	999	8,243
Covestro AG	Chemicals	390	19,857
Deutsche Lufthansa AG	Airlines	432	7,414
E.ON SE	Multi-Utilities	1,908	20,753
Hugo Boss AG	Textiles, Apparel & Luxury Goods	135	8,994
Knorr-Bremse AG	Machinery	33	3,683
TUI AG	Hotels, Restaurants & Leisure	747	7,343
			76,287
Greece 0.0%†
JUMBO SA	Specialty Retail	195	3,775
Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	60	1,538
			5,313
Hong Kong 0.7%
CLP Holdings Ltd.	Electric Utilities	3,000	33,101
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	6,000	9,523
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,100	13,524
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	400	25,208
Kerry Properties Ltd.	Real Estate Management & Development	1,500	6,298
Kingboard Laminates Holdings Ltd.	Chemicals	3,000	2,749
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	3,000	2,101
NWS Holdings Ltd.	Industrial Conglomerates	3,000	6,167
Power Assets Holdings Ltd.	Electric Utilities	1,500	10,790
Swire Properties Ltd.	Real Estate Management & Development	1,800	7,269
Vitasoy International Holdings Ltd.	Food Products	800	3,845
[b] WH Group Ltd., Reg S	Food Products	13,500	13,686
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,109
			138,370
Hungary 0.0%†
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	789	8,774

India 0.4%
Infosys Ltd., ADR	IT Services	7,570	80,999

Indonesia 0.4%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	29,700	2,859
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	6,600	1,383
Charoen Pokphand Indonesia Tbk PT	Food Products	5,700	1,908
Gudang Garam Tbk PT	Tobacco	600	3,265
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	24,900	5,534
Indofood CBP Sukses Makmur Tbk PT	Food Products	4,800	3,449
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
B	Diversified Telecommunication Services	96,000	28,132
Surya Citra Media Tbk PT	Media	13,800	1,573
Unilever Indonesia Tbk PT	Household Products	3,900	12,423
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	6,587
			67,113
Israel 0.3%
Azrieli Group Ltd.	Real Estate Management & Development	21	1,407

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Bank Leumi Le-Israel BM	Banks	2,241	16,186
[a] Check Point Software Technologies Ltd.	Software	228	26,359
Israel Chemicals Ltd.	Chemicals	753	3,946
			47,898
Italy 0.8%
Assicurazioni Generali SpA	Insurance	900	16,973
Enel SpA	Electric Utilities	6,750	47,198
Intesa Sanpaolo SpA	Banks	23,820	51,051
Moncler SpA	Textiles, Apparel & Luxury Goods	342	14,644
[b] Poste Italiane SpA, Reg S	Insurance	954	10,060
Recordati SpA	Pharmaceuticals	99	4,133
Snam SpA	Oil, Gas & Consumable Fuels	1,650	8,213
			152,272
Japan 4.8%
ABC-Mart Inc.	Specialty Retail	75	4,887
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	300	8,256
Astellas Pharma Inc.	Pharmaceuticals	3,600	51,290
Bandai Namco Holdings Inc.	Leisure Products	300	14,563
Bridgestone Corp.	Auto Components	1,100	43,310
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,600	46,720
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	150	19,122
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	600	17,492
Hoya Corp.	Health Care Equipment & Supplies	700	53,627
Iida Group Holdings Co. Ltd.	Household Durables	300	4,845
ITOCHU Corp.	Trading Companies & Distributors	2,400	45,899
Japan Airlines Co. Ltd.	Airlines	300	9,587
Japan Post Bank Co. Ltd.	Banks	600	6,092
Japan Tobacco Inc.	Tobacco	2,100	46,380
JFE Holdings Inc.	Metals & Mining	600	8,813
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	4,800	23,808
Kakaku.com Inc.	Interactive Media & Services	300	5,792
KAO Corp.	Personal Products	730	55,627
KDDI Corp.	Wireless Telecommunication Services	3,600	91,671
Marubeni Corp.	Trading Companies & Distributors	2,400	15,883
Mitsubishi Chemical Holdings Corp.	Chemicals	1,500	10,478
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	3,999
[a] Nexon Co. Ltd.	Entertainment	300	4,349
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,400	65,192
Nissan Motor Co. Ltd.	Automobiles	3,900	27,931
NTT DoCoMo Inc.	Wireless Telecommunication Services	3,000	69,960
Oracle Corp. Japan	Software	75	5,478
Sekisui House Ltd.	Household Durables	300	4,944
Shionogi & Co. Ltd.	Pharmaceuticals	300	17,289
Subaru Corp.	Automobiles	1,200	29,170
Suzuki Motor Corp.	Automobiles	300	14,101
Taisei Corp.	Construction & Engineering	400	14,535
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	300	42,101
Tosoh Corp.	Chemicals	300	4,219
Zozo Inc.	Internet & Direct Marketing Retail	300	5,622
			893,032
Luxembourg 0.0%†
RTL Group SA	Media	78	4,001

Macau 0.3%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	4,000	26,957
Sands China Ltd.	Hotels, Restaurants & Leisure	5,200	24,860

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,400	5,376
			57,193
Malaysia 0.2%
AirAsia Group Bhd.	Airlines	3,300	2,180
British American Tobacco Malaysia Bhd.	Tobacco	300	2,091
Digi.com Bhd.	Wireless Telecommunication Services	7,800	9,532
Fraser & Neave Holdings Bhd.	Beverages	300	2,509
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,700	3,423
Nestle (Malaysia) Bhd.	Food Products	200	7,216
Petronas Chemicals Group Bhd.	Chemicals	5,100	10,367
Petronas Gas Bhd.	Gas Utilities	600	2,520
Westports Holdings Bhd.	Transportation Infrastructure	2,700	2,574
			42,412
Mexico 0.3%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	4,905	6,490
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	540	5,618
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,720	6,911
Megacable Holdings SAB de CV	Media	354	1,502
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	10,152	27,690
			48,211
Netherlands 0.3%
Aegon NV	Insurance	161	802
Akzo Nobel NV	Chemicals	180	16,940
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,100	47,299
			65,041
New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,286	13,353
	Independent Power and Renewable
Meridian Energy Ltd.	Electricity Producers	1,083	3,455
Spark New Zealand Ltd.	Diversified Telecommunication Services	4,698	12,622
			29,430
Norway 0.3%
Mowi ASA	Food Products	900	21,054
Telenor ASA	Diversified Telecommunication Services	1,344	28,547
			49,601
Pakistan 0.0%†
MCB Bank Ltd.	Banks	900	983
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,100	1,728
			2,711
Philippines 0.1%
DMCI Holdings Inc.	Industrial Conglomerates	6,900	1,387
Globe Telecom Inc.	Wireless Telecommunication Services	75	3,311
Manila Electric Co.	Electric Utilities	630	4,759
			9,457
Poland 0.0%†
Powszechny Zalkad Ubezpieczen SA	Insurance	630	7,376

Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	465	7,501

Qatar 0.3%
Barwa Real Estate Co.	Real Estate Management & Development	114	1,071
Industries Qatar QSC	Industrial Conglomerates	4,050	12,791
Mesaieed Petrochemical Holding Co.	Chemicals	4,260	3,053
Qatar Electricity & Water Co. QSC	Multi-Utilities	690	3,157
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	390	2,298
Qatar Islamic Bank SAQ	Banks	1,590	7,253
Qatar National Bank SAQ	Banks	5,820	30,417

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

The Commercial Bank PQSC	Banks	2	3
			60,043
Russia 2.1%
Alrosa PJSC	Metals & Mining	7,797	10,636
Evraz PLC	Metals & Mining	681	5,765
Gazprom PJSC	Oil, Gas & Consumable Fuels	24,081	88,891
Inter RAO UES PJSC	Electric Utilities	63,657	4,571
LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,095	92,096
Magnitogorsk Iron & Steel Works	Metals & Mining	4,797	3,421
MMC Norilsk Nickel PJSC	Metals & Mining	159	36,068
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,086	10,111
NLMK PJSC	Metals & Mining	3,216	8,142
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	153	32,436
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	27	5,724
Polymetal International PLC	Metals & Mining	321	4,072
Polyus Gold OJSC	Metals & Mining	54	4,989
Rosneft PJSC	Oil, Gas & Consumable Fuels	2,310	15,180
Severstal PJSC	Metals & Mining	612	10,359
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	14,640	6,114
Tatneft PAO	Oil, Gas & Consumable Fuels	3,927	48,245
[b] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	99	3,418
			390,238
Saudi Arabia 0.2%
Al-Rajhi Bank	Banks	567	10,523
Jarir Marketing Co.	Specialty Retail	69	3,040
National Commercial Bank	Banks	495	7,312
Riyad Bank	Banks	552	3,945
Saudi Arabian Fertilizer Co.	Chemicals	114	2,578
Saudi Telecom Co.	Diversified Telecommunication Services	213	5,918
Yanbu National Petrochemical Co.	Chemicals	177	2,973
			36,289
Singapore 0.5%
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	4,500	8,748
ComfortDelGro Corp. Ltd.	Road & Rail	4,500	8,847
SATS Ltd.	Transportation Infrastructure	1,500	5,787
Singapore Exchange Ltd.	Capital Markets	1,800	10,537
Singapore Technologies Engineering Ltd.	Aerospace & Defense	3,000	9,180
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	14,700	38,028
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	1,200	3,104
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	3,612
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	4,200	4,750
			92,593
South Africa 0.3%
Capitec Bank Holdings Ltd.	Banks	48	4,421
Clicks Group Ltd.	Food & Staples Retailing	417	6,071
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	552	6,733
Kumba Iron Ore Ltd.	Metals & Mining	141	4,993
Mr. Price Group Ltd.	Specialty Retail	591	8,320
RMB Holdings Ltd.	Diversified Financial Services	858	5,135
Telkom SA SOC Ltd.	Diversified Telecommunication Services	534	3,491
Tiger Brands Ltd.	Food Products	336	5,330
Truworths International Ltd.	Specialty Retail	978	4,855
Vodacom Group Ltd.	Wireless Telecommunication Services	1,173	9,955
			59,304
South Korea 2.5%
BGF Retail Co. Ltd.	Food & Staples Retailing	9	1,645
BNK Financial Group Inc.	Banks	360	2,335
Daelim Industrial Co. Ltd.	Construction & Engineering	30	2,988
DB Insurance Co. Ltd.	Insurance	78	4,006

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Hana Financial Group Inc.	Banks	588	19,046
Hankook Tire & Technology Co. Ltd.	Auto Components	99	3,009
Hanwha Life Insurance Co. Ltd.	Insurance	810	2,297
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	141	3,474
Industrial Bank of Korea	Banks	630	7,666
Kangwon Land Inc.	Hotels, Restaurants & Leisure	255	6,681
KB Financial Group Inc.	Banks	708	28,114
Kia Motors Corp.	Automobiles	246	9,374
Korea Zinc Co. Ltd.	Metals & Mining	15	6,184
KT&G Corp.	Tobacco	267	22,777
Kumho Petrochemical Co. Ltd.	Chemicals	30	2,531
LG Corp.	Industrial Conglomerates	159	10,589
LG Uplus Corp.	Diversified Telecommunication Services	153	1,921
Lotte Chemical Corp.	Chemicals	36	7,873
NCsoft Corp.	Entertainment	21	8,675
[b] Orange Life Insurance Ltd., Reg S	Insurance	60	1,645
S-1 Corp.	Commercial Services & Supplies	39	3,297
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	4,488	182,684
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	42	9,748
Shinhan Financial Group Co. Ltd.	Banks	381	14,816
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,491	89,745
SK Telecom Co. Ltd.	Wireless Telecommunication Services	45	10,094
Woongjin Coway Co. Ltd.	Household Durables	111	7,441
			470,655
Spain 1.1%
Aena SME SA	Transportation Infrastructure	51	10,123
Banco de Sabadell SA	Banks	7,335	7,610
Enagas SA	Oil, Gas & Consumable Fuels	366	9,782
Endesa SA	Electric Utilities	684	17,612
Iberdrola SA	Electric Utilities	4,812	48,037
Industria de Diseno Textil SA	Specialty Retail	2,112	63,616
Red Electrica Corp. SA	Electric Utilities	567	11,826
Repsol SA	Oil, Gas & Consumable Fuels	2,022	31,742
[a] Repsol SA, rts., 7/4/19	Oil, Gas & Consumable Fuels	2,022	1,123
			201,471
Sweden 0.3%
Boliden AB	Metals & Mining	450	11,517
Hennes & Mauritz AB, B	Specialty Retail	1,785	31,813
Telia Co. AB	Diversified Telecommunication Services	3,915	17,401
			60,731
Switzerland 2.6%
EMS-Chemie Holding AG	Chemicals	15	9,746
Geberit AG	Building Products	27	12,628
Nestle SA	Food Products	1,845	191,236
Partners Group Holding AG	Capital Markets	42	33,040
Roche Holding AG	Pharmaceuticals	690	194,368
Swiss Life Holding AG	Insurance	57	28,284
Swisscom AG	Diversified Telecommunication Services	42	21,112
			490,414
Taiwan 2.2%
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	1,000	8,500
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	1,000	7,164
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,015	4,956
China Development Financial Holding Corp.	Banks	12,000	3,659
China Life Insurance Co. Ltd.	Insurance	3,717	2,974
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	6,000	21,829
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,563

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	750	5,844
Formosa Chemicals & Fibre Corp.	Chemicals	6,000	19,897
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	10,673
Formosa Plastics Corp.	Chemicals	7,000	25,805
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	200	24,823
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	4,000	5,860
Nan Ya Plastics Corp.	Chemicals	9,000	22,776
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	3,000	6,230
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	1,000	5,570
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	2,000	4,894
President Chain Store Corp.	Food & Staples Retailing	1,500	14,512
Taiwan Business Bank	Banks	6,000	2,637
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	11,832
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	23,000	176,983
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	2,000	4,198
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	3,000	3,897
	Electronic Equipment, Instruments &
Yageo Corp.	Components	600	5,100
Yuanta Financial Holding Co. Ltd.	Capital Markets	6,000	3,603
			411,779
Thailand 0.6%
Advanced Info Service PCL	Wireless Telecommunication Services	2,100	14,928
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	6,900	16,537
Bumrungrad Hospital PCL	Health Care Providers & Services	900	4,959
Home Product Center PCL, NVDR	Specialty Retail	12,300	7,019
Intouch Holdings PCL	Wireless Telecommunication Services	3,000	6,138
Land and Houses PCL, NVDR	Real Estate Management & Development	2,700	977
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,800	7,924
PTT Global Chemical PCL, NVDR	Chemicals	4,200	8,765
PTT PCL	Oil, Gas & Consumable Fuels	19,200	30,521
The Siam Cement PCL	Construction Materials	900	13,852
			111,620
Turkey 0.2%
BIM Birlesik Magazalar AS	Food & Staples Retailing	516	7,106
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,552	4,833
Ford Otomotiv Sanayi AS	Automobiles	255	2,755
TAV Havalimanlari Holding AS	Transportation Infrastructure	423	1,975
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	330	6,561
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,935	4,282
[a] Turkiye Garanti Bankasi AS	Banks	2,196	3,455
[a] Turkiye Is Bankasi AS, C	Banks	2,433	2,545
Turkiye Sise Ve Cam Fabrikalari AS	Industrial Conglomerates	1,182	1,061
			34,573
United Arab Emirates 0.3%
Abu Dhabi Commercial Bank PJSC	Banks	3,690	8,338
Aldar Properties PJSC	Real Estate Management & Development	5,970	3,072
Dubai Islamic Bank PJSC	Banks	2,499	3,490
Emaar Development PJSC	Real Estate Management & Development	1,050	1,146
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	3,642	16,539
First Abu Dhabi Bank PJSC	Banks	4,068	16,457
			49,042
United Kingdom 7.3%
Admiral Group PLC	Insurance	495	13,910
[a] Amcor PLC	Containers & Packaging	2,577	29,610

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Anglo American PLC	Metals & Mining	1,671	47,733
Auto Trader Group PLC	Interactive Media & Services	1,248	8,701
Barratt Developments PLC	Household Durables	2,427	17,687
BHP Group PLC	Metals & Mining	2,970	76,165
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,254	8,593
BT Group PLC	Diversified Telecommunication Services	17,952	44,886
Burberry Group PLC	Textiles, Apparel & Luxury Goods	897	21,257
Centrica PLC	Multi-Utilities	4,272	4,773
Compass Group PLC	Hotels, Restaurants & Leisure	2,751	66,068
Direct Line Insurance Group PLC	Insurance	2,529	10,679
easyJet PLC	Airlines	99	1,201
GlaxoSmithKline PLC	Pharmaceuticals	9,099	182,575
Hargreaves Lansdown PLC	Capital Markets	630	15,386
Imperial Brands PLC	Tobacco	2,043	48,019
Intertek Group PLC	Professional Services	258	18,066
ITV PLC	Media	8,082	11,109
Kingfisher PLC	Specialty Retail	3,435	9,395
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	720	7,635
Marks & Spencer Group PLC	Multiline Retail	3,248	8,710
Mondi Ltd.	Paper & Forest Products	144	3,237
Mondi PLC	Paper & Forest Products	624	14,215
Next PLC	Multiline Retail	351	24,686
Persimmon PLC	Household Durables	873	22,188
RELX PLC	Professional Services	3,768	91,571
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	3,114	101,953
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,526	82,975
SSE PLC	Electric Utilities	1,818	25,960
Taylor Wimpey PLC	Household Durables	8,184	16,431
The Berkeley Group Holdings PLC	Household Durables	243	11,539
Unilever NV, IDR	Personal Products	2,706	165,050
Unilever PLC	Personal Products	2,049	127,637
Whitbread PLC	Hotels, Restaurants & Leisure	303	17,851
			1,357,451
United States 51.9%
AbbVie Inc.	Biotechnology	1,227	89,227
Accenture PLC, A	IT Services	1,023	189,020
	Mortgage Real Estate Investment Trusts
AGNC Investment Corp.	(REITs)	1,032	17,358
Air Products and Chemicals Inc.	Chemicals	177	40,067
Altria Group Inc.	Tobacco	3,468	164,210
American Electric Power Co. Inc.	Electric Utilities	834	73,400
	Equity Real Estate Investment Trusts
American Tower Corp.	(REITs)	384	78,509
Amgen Inc.	Biotechnology	1,053	194,047
	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	2,640	24,103
	Technology Hardware, Storage &
Apple Inc.	Peripherals	960	190,003
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,794	80,569
AT&T Inc.	Diversified Telecommunication Services	5,739	192,314
[a] AutoZone Inc.	Specialty Retail	18	19,790
Best Buy Co. Inc.	Specialty Retail	486	33,889
[a] Biogen Inc.	Biotechnology	387	90,508
BorgWarner Inc.	Auto Components	138	5,793
Bristol-Myers Squibb Co.	Pharmaceuticals	2,640	119,724
	Semiconductors & Semiconductor
Broadcom Inc.	Equipment	348	100,175
Broadridge Financial Solutions Inc.	IT Services	222	28,345
[a] Burlington Stores Inc.	Specialty Retail	90	15,313
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	225	18,979

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels	348	7,990
[a] Cadence Design Systems Inc.	Software	294	20,818
Campbell Soup Co.	Food Products	309	12,382
[a] Capri Holdings Ltd.	Textiles, Apparel & Luxury Goods	327	11,340
Carnival Corp.	Hotels, Restaurants & Leisure	696	32,399
CBS Corp., B	Media	270	13,473
Celanese Corp., A	Chemicals	105	11,319
Church & Dwight Co. Inc.	Household Products	216	15,781
Cimarex Energy Co.	Oil, Gas & Consumable Fuels	72	4,272
Cisco Systems Inc.	Communications Equipment	3,285	179,788
Citrix Systems Inc.	Software	98	9,618
Clorox Co.	Household Products	297	45,474
Cognizant Technology Solutions Corp., A	IT Services	882	55,910
[a] Copart Inc.	Commercial Services & Supplies	312	23,319
Cummins Inc.	Machinery	273	46,776
D.R. Horton Inc.	Household Durables	273	11,774
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	249	30,311
Delta Air Lines Inc.	Airlines	303	17,195
Dollar General Corp.	Multiline Retail	480	64,877
Dominion Energy Inc.	Multi-Utilities	636	49,176
[a] Dow Inc.	Chemicals	624	30,769
Eli Lilly & Co.	Pharmaceuticals	1,536	170,173
	Equity Real Estate Investment Trusts
Equity Lifestyle Properties Inc.	(REITs)	57	6,916
Erie Indemnity Co., A	Insurance	24	6,103
Estee Lauder Cos. Inc., A	Personal Products	396	72,512
Expeditors International of Washington Inc.	Air Freight & Logistics	312	23,668
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	180	19,098
[a] F5 Networks Inc.	Communications Equipment	150	21,844
[a] Facebook Inc., A	Interactive Media & Services	972	187,596
FactSet Research Systems Inc.	Capital Markets	30	8,597
Fastenal Co.	Trading Companies & Distributors	1,083	35,295
Ford Motor Co.	Automobiles	5,652	57,820
[a] Fox Corp., A	Media	285	10,442
[a] Fox Corp., B	Media	150	5,480
Garmin Ltd.	Household Durables	264	21,067
General Mills Inc.	Food Products	1,023	53,728
General Motors Co.	Automobiles	2,454	94,553
Gilead Sciences Inc.	Biotechnology	2,487	168,022
H&R Block Inc.	Diversified Consumer Services	459	13,449
Hanesbrands Inc.	Textiles, Apparel & Luxury Goods	513	8,834
	Equity Real Estate Investment Trusts
HCP Inc.	(REITs)	444	14,199
HollyFrontier Corp.	Oil, Gas & Consumable Fuels	258	11,940
Hormel Foods Corp.	Food Products	591	23,959
Illinois Tool Works Inc.	Machinery	273	41,171
Ingredion Inc.	Food Products	126	10,394
	Semiconductors & Semiconductor
Intel Corp.	Equipment	4,002	191,576
International Business Machines Corp.	IT Services	1,347	185,751
Intuit Inc.	Software	549	143,470
J.B. Hunt Transport Services Inc.	Road & Rail	135	12,340
Jack Henry & Associates Inc.	IT Services	156	20,892
Johnson & Johnson	Pharmaceuticals	1,302	181,343
Kellogg Co.	Food Products	357	19,124
Kimberly-Clark Corp.	Household Products	642	85,566
	Equity Real Estate Investment Trusts
Kimco Realty Corp.	(REITs)	462	8,538
	Semiconductors & Semiconductor
KLA-Tencor Corp.	Equipment	342	40,424
Kohl's Corp.	Multiline Retail	333	15,834
L Brands Inc.	Specialty Retail	315	8,221

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	219	41,137
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	666	39,354
Lear Corp.	Auto Components	126	17,548
Leggett & Platt Inc.	Household Durables	219	8,403
Lockheed Martin Corp.	Aerospace & Defense	471	171,227
Lowe's Cos. Inc.	Specialty Retail	1,395	140,769
[a] Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	192	34,600
LyondellBasell Industries NV, A	Chemicals	777	66,923
Macy's Inc.	Multiline Retail	591	12,683
MarketAxess Holdings Inc.	Capital Markets	36	11,571
Mastercard Inc., A	IT Services	717	189,668
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	534	31,944
Merck & Co. Inc.	Pharmaceuticals	2,025	169,796
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	18	15,120
	Semiconductors & Semiconductor
[a] Micron Technology Inc.	Equipment	2,037	78,608
Microsoft Corp.	Software	1,416	189,687
[a] Monster Beverage Corp.	Beverages	330	21,064
Moody's Corp.	Capital Markets	147	28,711
MSCI Inc.	Capital Markets	159	37,968
	Equity Real Estate Investment Trusts
National Retail Properties Inc.	(REITs)	198	10,496
	Technology Hardware, Storage &
NetApp Inc.	Peripherals	225	13,882
NIKE Inc., B	Textiles, Apparel & Luxury Goods	2,085	175,036
Nordstrom Inc.	Multiline Retail	204	6,499
Nucor Corp.	Metals & Mining	249	13,720
[a] NVR Inc.	Household Durables	7	23,592
[a] O'Reilly Automotive Inc.	Specialty Retail	162	59,830
Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	591	29,715
OGE Energy Corp.	Electric Utilities	135	5,746
Old Dominion Freight Line Inc.	Road & Rail	96	14,329
Omnicom Group Inc.	Media	384	31,469
PACCAR Inc.	Machinery	288	20,638
Packaging Corp. of America	Containers & Packaging	63	6,005
Paychex Inc.	IT Services	615	50,608
PepsiCo Inc.	Beverages	1,410	184,893
Pfizer Inc.	Pharmaceuticals	4,359	188,832
Philip Morris International Inc.	Tobacco	2,112	165,855
Phillips 66	Oil, Gas & Consumable Fuels	402	37,603
PPL Corp.	Electric Utilities	591	18,327
Public Service Enterprise Group Inc.	Multi-Utilities	834	49,056
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	369	87,885
PulteGroup Inc.	Household Durables	375	11,857
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	84	9,542
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	66	20,658
Robert Half International Inc.	Professional Services	234	13,340
Rockwell Automation Inc.	Electrical Equipment	93	15,236
Rollins Inc.	Commercial Services & Supplies	249	8,932
Ross Stores Inc.	Specialty Retail	861	85,342
S&P Global Inc.	Capital Markets	417	94,988
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	678	31,947
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	714	114,069
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	402	31,063
Snap-on Inc.	Machinery	69	11,429
Southwest Airlines Co.	Airlines	234	11,883
Starbucks Corp.	Hotels, Restaurants & Leisure	2,283	191,384
Steel Dynamics Inc.	Metals & Mining	159	4,802

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Sysco Corp.	Food & Staples Retailing	843	59,617
Tapestry Inc.	Textiles, Apparel & Luxury Goods	528	16,753
Target Corp.	Multiline Retail	969	83,925
	Electronic Equipment, Instruments &
TE Connectivity Ltd.	Components	300	28,734
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	1,674	192,108
The Chemours Co. LLC	Chemicals	210	5,040
The Gap Inc.	Specialty Retail	498	8,949
The Hershey Co.	Food Products	336	45,034
The Home Depot Inc.	Specialty Retail	942	195,908
The Kroger Co.	Food & Staples Retailing	1,374	29,830
The Procter & Gamble Co.	Household Products	1,707	187,173
The TJX Cos. Inc.	Specialty Retail	2,784	147,218
The Walt Disney Co.	Media	1,341	187,257
Tractor Supply Co.	Specialty Retail	237	25,786
Tyson Foods Inc.	Food Products	522	42,146
[a] Ulta Beauty Inc.	Specialty Retail	111	38,505
Union Pacific Corp.	Road & Rail	1,050	177,565
United Parcel Service Inc., B	Air Freight & Logistics	654	67,539
Valero Energy Corp.	Oil, Gas & Consumable Fuels	732	62,667
	Equity Real Estate Investment Trusts
Ventas Inc.	(REITs)	420	28,707
Verizon Communications Inc.	Diversified Telecommunication Services	3,132	178,931
VF Corp.	Textiles, Apparel & Luxury Goods	573	50,052
Viacom Inc., B	Media	561	16,757
VMware Inc., A	Software	75	12,541
W.W. Grainger Inc.	Trading Companies & Distributors	81	21,727
Walgreens Boots Alliance Inc.	Food & Staples Retailing	1,059	57,896
Waste Management Inc.	Commercial Services & Supplies	330	38,072
WEC Energy Group Inc.	Multi-Utilities	510	42,519
	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	201	23,702
			9,689,970
Total Common Stocks and Other Equity Interests (Cost $16,869,047)			18,189,007
Management Investment Companies (Cost $186,026) 1.1%
India 1.1%
iShares MSCI India ETF	Diversified Financial Services	5,902	208,341

Preferred Stocks 0.8%
Brazil 0.4%
[c] Itau Unibanco Holding SA, 3.969%, pfd.	Banks	3,900	36,897
[c] Itausa - Investimentos Itau SA, 3.173%, pfd.	Banks	9,600	32,287
[c] Telefonica Brasil SA, 10.146%, pfd.	Diversified Telecommunication Services	900	11,720
			80,904
Germany 0.1%
[c] Bayerische Motoren Werke AG, 6.447%, pfd.	Automobiles	108	6,715
[c] Porsche Automobil Holding SE, 3.868%, pfd.	Automobiles	240	15,617
			22,332
Russia 0.1%
[c] Surgutneftegas PJSC, 3.239%, pfd.	Oil, Gas & Consumable Fuels	18,615	12,575
[c] Transneft PJSC, 4.580%, pfd.	Oil, Gas & Consumable Fuels	1	2,623
			15,198
South Korea 0.2%
[c] LG Chem Ltd., 3.095%, pfd.	Chemicals	9	1,524
[c] LG Household & Health Care Ltd., 1.154%, pfd.	Personal Products	3	2,094

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 3.705%, pfd.	Peripherals	825	27,330
			30,948
Total Preferred Stocks (Cost $124,730)			149,382
Total Investments (Cost $17,179,803) 99.3%			18,546,730
Other Assets, less Liabilities 0.7%			134,504
Net Assets 100.0%			$18,681,234

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $66,969, representing 0.4% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index		Long	3	$78,045	9/20/19	$131
*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
IDR	- International Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.1%
Australia 22.9%
AGL Energy Ltd.	Multi-Utilities	1,662	$23,338
Alumina Ltd.	Metals & Mining	6,753	11,042
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,275	27,486
Aurizon Holdings Ltd.	Road & Rail	4,593	17,405
Australia & New Zealand Banking Group Ltd.	Banks	2,808	55,588
Australian Stock Exchange Ltd.	Capital Markets	393	22,717
Bank of Queensland Ltd.	Banks	618	4,133
Bendigo and Adelaide Bank Ltd.	Banks	891	7,241
BHP Group Ltd.	Metals & Mining	5,649	163,166
Bluescope Steel Ltd.	Metals & Mining	1,173	9,919
Brambles Ltd.	Commercial Services & Supplies	4,020	36,335
Cimic Group Ltd.	Construction & Engineering	216	6,786
Coca-Cola Amatil Ltd.	Beverages	1,200	8,606
Cochlear Ltd.	Health Care Equipment & Supplies	156	22,643
Commonwealth Bank of Australia	Banks	2,892	167,999
Computershare Ltd.	IT Services	912	10,374
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	870	7,601
CSL Ltd.	Biotechnology	1,047	157,967
	Equity Real Estate Investment Trusts
Dexus	(REITs)	2,664	24,266
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	108	2,853
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	132	3,849
Fortescue Metals Group Ltd.	Metals & Mining	3,942	24,952
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	2,802	29,554
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	4,476	19,317
Harvey Norman Holdings Ltd.	Multiline Retail	1,599	4,567
Macquarie Group Ltd.	Capital Markets	471	41,444
Medibank Private Ltd.	Insurance	7,590	18,589
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	8,328	18,292
National Australia Bank Ltd.	Banks	5,637	105,698
REA Group Ltd.	Interactive Media & Services	117	7,885
Rio Tinto Ltd.	Metals & Mining	1,044	76,017
Rio Tinto PLC	Metals & Mining	2,490	154,664
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	9,606	25,886
Sonic Healthcare Ltd.	Health Care Providers & Services	873	16,602
South32 Ltd.	Metals & Mining	11,232	25,065
Telstra Corp. Ltd.	Diversified Telecommunication Services	11,862	32,048
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	6,987	12,013
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	198	3,055
Wesfarmers Ltd.	Multiline Retail	2,859	72,548
Westpac Banking Corp.	Banks	7,377	146,814
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	1,551	39,575
Woolworths Group Ltd.	Food & Staples Retailing	3,036	70,797
			1,736,696
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	291	14,200

Belgium 0.3%
Colruyt SA	Food & Staples Retailing	144	8,363
Proximus SADP	Diversified Telecommunication Services	390	11,512
			19,875
Denmark 3.1%
Coloplast AS, B	Health Care Equipment & Supplies	336	38,029

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Novo Nordisk AS, B	Pharmaceuticals	3,126	159,543
Novozymes AS	Chemicals	384	17,935
Pandora AS	Textiles, Apparel & Luxury Goods	360	12,826
Tryg AS	Insurance	264	8,596
			236,929
Finland 1.3%
Elisa OYJ	Diversified Telecommunication Services	345	16,859
Kone OYJ, B	Machinery	651	38,476
[a] Nokian Renkaat OYJ	Auto Components	291	9,100
Orion OYJ	Pharmaceuticals	246	9,029
UPM-Kymmene OYJ	Paper & Forest Products	894	23,793
			97,257
France 4.4%
Cie Generale des Etablissements Michelin SCA	Auto Components	360	45,732
	Equity Real Estate Investment Trusts
Covivio	(REITs)	81	8,491
Eutelsat Communications SA	Media	255	4,774
Hermes International	Textiles, Apparel & Luxury Goods	72	52,000
Peugeot SA	Automobiles	1,365	33,685
Renault SA	Automobiles	288	18,134
Sanofi	Pharmaceuticals	1,530	132,263
Societe BIC SA	Commercial Services & Supplies	63	4,810
Societe Generale SA	Banks	1,215	30,745
			330,634
Germany 1.7%
Aroundtown SA	Real Estate Management & Development	1,434	11,833
Continental AG	Auto Components	213	31,102
Covestro AG	Chemicals	489	24,898
Deutsche Lufthansa AG	Airlines	540	9,267
E.ON SE	Multi-Utilities	2,316	25,190
Hugo Boss AG	Textiles, Apparel & Luxury Goods	150	9,993
Knorr-Bremse AG	Machinery	51	5,692
TUI AG	Hotels, Restaurants & Leisure	918	9,024
			126,999
Hong Kong 4.3%
AIA Group Ltd.	Insurance	15,000	161,760
CK Infrastructure Holdings Ltd.	Electric Utilities	1,500	12,230
CLP Holdings Ltd.	Electric Utilities	3,500	38,617
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	9,000	14,285
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,400	15,456
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	400	25,208
Kerry Properties Ltd.	Real Estate Management & Development	1,500	6,298
NWS Holdings Ltd.	Industrial Conglomerates	4,000	8,223
Power Assets Holdings Ltd.	Electric Utilities	1,500	10,790
Swire Properties Ltd.	Real Estate Management & Development	2,400	9,692
Vitasoy International Holdings Ltd.	Food Products	900	4,326
[b] WH Group Ltd., Reg S	Food Products	18,000	18,248
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,109
			329,242
Ireland 0.0%†
AIB Group PLC	Banks	726	2,973

Israel 0.7%
Bank Leumi Le-Israel BM	Banks	2,763	19,956
[a] Check Point Software Technologies Ltd.	Software	270	31,215
Israel Chemicals Ltd.	Chemicals	981	5,141
			56,312
Italy 2.1%
Enel SpA	Electric Utilities	8,355	58,420
Intesa Sanpaolo SpA	Banks	28,188	60,413
Moncler SpA	Textiles, Apparel & Luxury Goods	366	15,672

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[b] Poste Italiane SpA, Reg S	Insurance	1,179	12,433
Recordati SpA	Pharmaceuticals	123	5,135
Snam SpA	Oil, Gas & Consumable Fuels	2,028	10,095
			162,168
Japan 20.7%
ABC-Mart Inc.	Specialty Retail	60	3,909
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	200	5,504
Aisin Seiki Co. Ltd.	Auto Components	300	10,330
Asahi Kasei Corp.	Chemicals	2,400	25,584
Astellas Pharma Inc.	Pharmaceuticals	4,500	64,113
Bandai Namco Holdings Inc.	Leisure Products	400	19,417
Bridgestone Corp.	Auto Components	1,300	51,184
	Technology Hardware, Storage &
CANON Inc.	Peripherals	2,000	58,400
Daicel Corp.	Chemicals	600	5,335
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	180	22,947
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	900	26,238
Hoya Corp.	Health Care Equipment & Supplies	900	68,949
Iida Group Holdings Co. Ltd.	Household Durables	300	4,845
Isuzu Motors Ltd.	Automobiles	1,100	12,527
ITOCHU Corp.	Trading Companies & Distributors	3,000	57,374
Japan Airlines Co. Ltd.	Airlines	300	9,587
Japan Post Bank Co. Ltd.	Banks	900	9,139
Japan Tobacco Inc.	Tobacco	2,500	55,214
JFE Holdings Inc.	Metals & Mining	800	11,751
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	5,700	28,273
Kajima Corp.	Construction & Engineering	873	11,976
Kakaku.com Inc.	Interactive Media & Services	400	7,722
KAO Corp.	Personal Products	1,007	76,735
KDDI Corp.	Wireless Telecommunication Services	4,600	117,135
Koito Manufacturing Co. Ltd.	Auto Components	200	10,674
Marubeni Corp.	Trading Companies & Distributors	2,700	17,868
Mitsubishi Chemical Holdings Corp.	Chemicals	2,700	18,860
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	3,999
Mizuho Financial Group Inc.	Banks	34,200	49,551
MS&AD Insurance Group Holdings Inc.	Insurance	900	28,569
[a] Nexon Co. Ltd.	Entertainment	600	8,699
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,600	74,505
Nissan Motor Co. Ltd.	Automobiles	5,100	36,525
NTT DOCOMO Inc.	Wireless Telecommunication Services	3,700	86,284
Obayashi Corp.	Construction & Engineering	1,200	11,817
Oracle Corp. Japan	Software	100	7,305
ORIX Corp.	Diversified Financial Services	1,800	26,865
Pigeon Corp.	Household Products	200	8,047
Sekisui House Ltd.	Household Durables	1,200	19,775
Shionogi & Co. Ltd.	Pharmaceuticals	600	34,578
Showa Denko K.K.	Chemicals	100	2,942
Softbank Corp.	Wireless Telecommunication Services	1,600	20,783
Subaru Corp.	Automobiles	1,500	36,463
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	300	3,570
Sumitomo Chemical Co. Ltd.	Chemicals	2,100	9,746
Suzuki Motor Corp.	Automobiles	700	32,901
Taisei Corp.	Construction & Engineering	400	14,535
Teijin Ltd.	Chemicals	300	5,115
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	330	46,311
Tosoh Corp.	Chemicals	600	8,437
Toyota Motor Corp.	Automobiles	2,479	153,885
USS Co. Ltd.	Specialty Retail	400	7,882
Yamaha Motor Co. Ltd.	Automobiles	500	8,887

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Zozo Inc.	Internet & Direct Marketing Retail	500	9,370
			1,568,936
Luxembourg 0.1%
RTL Group SA	Media	93	4,770

Macau 0.8%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	4,000	26,957
Sands China Ltd.	Hotels, Restaurants & Leisure	6,400	30,597
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,400	5,376
			62,930
Netherlands 0.7%
Aegon NV	Insurance	140	698
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,406	54,191
			54,889
New Zealand 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,329	13,800
Spark New Zealand Ltd.	Diversified Telecommunication Services	5,709	15,338
			29,138
Norway 0.9%
[a] Mowi ASA	Food Products	1,044	24,422
Orkla ASA	Food Products	1,089	9,666
Telenor ASA	Diversified Telecommunication Services	1,677	35,621
			69,709
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	528	8,517

Russia 0.1%
Evraz PLC	Metals & Mining	858	7,264
Singapore 1.5%
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	5,100	9,914
ComfortDelGro Corp. Ltd.	Road & Rail	5,100	10,027
Jardine Cycle & Carriage Ltd.	Distributors	200	5,356
SATS Ltd.	Transportation Infrastructure	1,500	5,787
Singapore Exchange Ltd.	Capital Markets	2,400	14,049
Singapore Technologies Engineering Ltd.	Aerospace & Defense	3,300	10,098
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	18,000	46,565
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	600	1,552
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	600	7,224
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	5,700	6,446
			117,018
Spain 3.1%
Banco de Sabadell SA	Banks	10,743	11,146
Enagas SA	Oil, Gas & Consumable Fuels	411	10,985
Endesa SA	Electric Utilities	750	19,311
Iberdrola SA	Electric Utilities	5,727	57,171
Industria de Diseno Textil SA	Specialty Retail	2,547	76,719
Red Electrica Corp. SA	Electric Utilities	945	19,710
Repsol SA	Oil, Gas & Consumable Fuels	2,287	35,902
[a] Repsol SA, rts., 7/4/19	Oil, Gas & Consumable Fuels	2,319	1,288
			232,232
Sweden 1.7%
Atlas Copco AB	Machinery	768	22,051
Boliden AB	Metals & Mining	582	14,895
Hennes & Mauritz AB, B	Specialty Retail	2,139	38,122
ICA Gruppen AB	Food & Staples Retailing	171	7,357
Swedbank AB, A	Banks	1,296	19,479

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Telia Co. AB	Diversified Telecommunication Services	5,139	22,842
			124,746
Switzerland 5.4%
EMS-Chemie Holding AG	Chemicals	18	11,695
Geberit AG	Building Products	75	35,077
Partners Group Holding AG	Capital Markets	48	37,760
Roche Holding AG	Pharmaceuticals	558	157,184
Swiss Life Holding AG	Insurance	66	32,750
Swisscom AG	Diversified Telecommunication Services	57	28,652
Zurich Insurance Group AG	Insurance	303	105,631
			408,749
United Kingdom 22.6%
3i Group PLC	Capital Markets	1,872	26,529
Admiral Group PLC	Insurance	588	16,523
Anglo American PLC	Metals & Mining	2,052	58,617
Auto Trader Group PLC	Interactive Media & Services	1,716	11,964
BAE Systems PLC	Aerospace & Defense	6,195	39,059
Barratt Developments PLC	Household Durables	2,952	21,513
BHP Group PLC	Metals & Mining	3,669	94,091
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,797	12,313
BT Group PLC	Diversified Telecommunication Services	22,200	55,508
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,035	24,527
Centrica PLC	Multi-Utilities	11,193	12,505
Compass Group PLC	Hotels, Restaurants & Leisure	3,408	81,846
Diageo PLC	Beverages	3,417	147,164
Direct Line Insurance Group PLC	Insurance	3,339	14,100
easyJet PLC	Airlines	363	4,404
Experian PLC	Professional Services	1,821	55,251
GlaxoSmithKline PLC	Pharmaceuticals	7,395	148,384
Hargreaves Lansdown PLC	Capital Markets	720	17,585
Imperial Brands PLC	Tobacco	2,475	58,173
Intertek Group PLC	Professional Services	333	23,318
ITV PLC	Media	10,395	14,288
Kingfisher PLC	Specialty Retail	4,473	12,234
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,629	17,274
Marks & Spencer Group PLC	Multiline Retail	3,780	10,136
Mondi PLC	Paper & Forest Products	789	17,974
Next PLC	Multiline Retail	423	29,749
Pearson PLC	Media	1,272	13,265
Persimmon PLC	Household Durables	1,050	26,687
RELX PLC	Professional Services	4,575	111,183
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	2,952	96,649
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,578	51,835
SSE PLC	Electric Utilities	2,274	32,472
Taylor Wimpey PLC	Household Durables	9,921	19,918
The Berkeley Group Holdings PLC	Household Durables	342	16,240
Unilever NV, IDR	Personal Products	2,421	147,667
Unilever PLC	Personal Products	2,397	149,315
Whitbread PLC	Hotels, Restaurants & Leisure	363	21,385
			1,711,645
Total Common Stocks and Other Equity Interests (Cost $7,162,685)			7,513,828
Preferred Stocks 0.4%
Germany 0.4%
[c] Bayerische Motoren Werke AG, 6.447%, pfd.	Automobiles	99	6,155
[c] Fuchs Petrolub SE, 2.747%, pfd.	Chemicals	129	5,080
[c] Porsche Automobil Holding SE, 3.868%, pfd.	Automobiles	291	18,936

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Total Preferred Stocks (Cost $32,631)	30,171
Total Investments (Cost $7,195,316) 99.5%	7,543,999
Other Assets, less Liabilities 0.5%	41,264
Net Assets 100.0%	$7,585,263

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June
30, 2019, the aggregate value of these securities was $30,681, representing 0.4% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	2,263,100	$1,588,083	7/02/19	$47	$—
Australian Dollar	BOFA	Sell	2,263,100	1,569,301	7/02/19	—	(18,829)
Danish Krone	BOFA	Buy	1,519,600	231,847	7/02/19	11	—
Danish Krone	BOFA	Sell	1,519,600	227,356	7/02/19	—	(4,502)
Euro	BOFA	Buy	1,075,700	1,224,971	7/02/19	37	—
Euro	BOFA	Sell	1,075,700	1,201,537	7/02/19	—	(23,471)
Great British Pound	BOFA	Buy	451,306	574,360	7/02/19	17	—
Great British Pound	BOFA	Sell	451,306	569,680	7/02/19	—	(4,697)
Great British Pound	HSBK	Buy	451,306	574,368	7/02/19	9	—
Great British Pound	HSBK	Sell	451,306	569,661	7/02/19	—	(4,717)
Great British Pound	UBSW	Buy	451,306	574,366	7/02/19	11	—
Great British Pound	UBSW	Sell	451,306	569,650	7/02/19	—	(4,728)
Israeli Shekel	BOFA	Buy	87,500	24,532	7/02/19	2	—
Israeli Shekel	BOFA	Sell	87,500	24,162	7/02/19	—	(372)
Japanese Yen	BOFA	Buy	171,764,600	1,594,204	7/02/19	47	—
Japanese Yen	BOFA	Sell	171,764,600	1,585,682	7/02/19	—	(8,569)
New Zealand Dollar	BOFA	Buy	42,800	28,746	7/02/19	1	—
New Zealand Dollar	BOFA	Sell	42,800	27,915	7/02/19	—	(832)
Norwegian Krone	BOFA	Buy	610,400	71,589	7/02/19	4	—
Norwegian Krone	BOFA	Sell	610,400	69,803	7/02/19	—	(1,789)
Singapore Dollar	BOFA	Buy	149,500	110,494	7/02/19	5	—
Singapore Dollar	BOFA	Sell	149,500	108,663	7/02/19	—	(1,836)
Swedish Krona	BOFA	Buy	1,101,300	118,692	7/02/19	6	—
Swedish Krona	BOFA	Sell	1,101,300	115,973	7/02/19	—	(2,724)
Swiss Franc	MSCO	Buy	389,800	399,785	7/02/19	10	—
Swiss Franc	MSCO	Sell	389,800	388,638	7/02/19	—	(11,157)
Hong Kong Dollar	MSCO	Buy	2,619,200	335,241	7/03/19	17	—
Hong Kong Dollar	MSCO	Sell	2,619,200	334,162	7/03/19	—	(1,095)
Australian Dollar	BOFA	Sell	2,284,000	1,604,503	8/02/19	—	(52)
Danish Krone	BOFA	Sell	1,558,800	238,479	8/02/19	—	(14)
Euro	BOFA	Sell	1,075,100	1,227,423	8/02/19	—	(29)
Great British Pound	BOFA	Sell	454,272	579,030	8/02/19	—	(22)
Great British Pound	HSBK	Sell	454,272	579,040	8/02/19	—	(11)
Great British Pound	UBSW	Sell	454,272	579,033	8/02/19	—	(19)
Hong Kong Dollar	MSCO	Sell	2,774,000	355,095	8/02/19	—	(24)
Japanese Yen	BOFA	Sell	170,422,000	1,585,539	8/02/19	—	(49)
New Zealand Dollar	BOFA	Sell	43,000	28,901	8/02/19	—	(1)
Norwegian Krone	BOFA	Sell	607,900	71,369	8/02/19	—	(5)
Singapore Dollar	BOFA	Sell	159,100	117,650	8/02/19	—	(9)
Swedish Krona	BOFA	Sell	1,164,600	125,809	8/02/19	—	(8)
Israeli Shekel	BOFA	Sell	90,100	25,312	8/05/19	—	(3)
Swiss Franc	MSCO	Sell	399,200	410,728	8/05/19	—	(15)

Total Forward Exchange Contracts	$224	$(89,579)
Net unrealized appreciation (depreciation)		$(89,355)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index			Long	2	$52,030	9/20/19	$87
*As of period end.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
HSBK	-	HSBC Bank PLC
IDR	-	International Depositary Receipt
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.8%
Communication Services 6.0%
[a] AMC Networks Inc., A	9,568	$521,360
AT&T Inc.	365,056	12,233,026
Cable One Inc.	480	562,075
CBS Corp., B	26,496	1,322,150
Cinemark Holdings Inc.	13,248	478,253
Comcast Corp., A	272,320	11,513,690
[a] Facebook Inc., A	62,560	12,074,080
Match Group Inc.	11,040	742,661
Omnicom Group Inc.	55,936	4,583,955
The Interpublic Group of Cos. Inc.	63,296	1,429,857
The Walt Disney Co.	84,640	11,819,130
Verizon Communications Inc.	205,344	11,731,303
Viacom Inc., B	61,824	1,846,683
		70,858,223
Consumer Discretionary 16.6%
[a] AutoZone Inc.	4,600	5,057,562
Best Buy Co. Inc.	69,184	4,824,200
[a] Capri Holdings Ltd.	43,424	1,505,944
Carnival Corp.	92,736	4,316,861
Carter's Inc.	11,776	1,148,631
Choice Hotels International Inc.	8,832	768,472
Darden Restaurants Inc.	37,536	4,569,257
Dick's Sporting Goods Inc.	22,816	790,118
Dollar General Corp.	54,464	7,361,354
Domino's Pizza Inc.	11,776	3,277,025
[a] Five Below Inc.	3,680	441,674
Foot Locker Inc.	39,008	1,635,215
[a] frontdoor Inc.	6,624	288,475
Garmin Ltd.	36,800	2,936,640
General Motors Co.	98,624	3,799,983
Gentex Corp.	72,128	1,775,070
Genuine Parts Co.	39,008	4,040,449
[a] Grand Canyon Education Inc.	8,096	947,394
H&R Block Inc.	65,504	1,919,267
Hanesbrands Inc.	26,496	456,261
Hasbro Inc.	30,912	3,266,780
Kohl's Corp.	50,784	2,414,779
[a] Kontoor Brands Inc.	1	24
L Brands Inc.	69,184	1,805,702
Las Vegas Sands Corp.	70,656	4,175,063
Lear Corp.	16,192	2,255,060
Leggett & Platt Inc.	33,856	1,299,055
[a] Lululemon Athletica Inc.	29,440	5,305,383
Macy's Inc.	83,904	1,800,580
McDonald's Corp.	55,936	11,615,670
NIKE Inc., B	144,992	12,172,079
Nordstrom Inc.	32,384	1,031,754
[a] NVR Inc.	736	2,480,504
[a] O'Reilly Automotive Inc.	22,816	8,426,405
Penske Automotive Group Inc.	5,888	278,502
Pool Corp.	9,568	1,827,488
PulteGroup Inc.	20,608	651,625
Ralph Lauren Corp.	8,096	919,625
Ross Stores Inc.	119,968	11,891,228
Six Flags Entertainment Corp.	12,512	621,596
Tapestry Inc.	83,904	2,662,274
Target Corp.	128,800	11,155,368
The Gap Inc.	73,600	1,322,592

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

The Home Depot Inc.	58,880	12,245,274
The TJX Cos. Inc.	221,532	11,714,612
Thor Industries Inc.	13,248	774,346
Tractor Supply Co.	34,592	3,763,610
[a] Ulta Beauty Inc.	16,192	5,616,843
[a] Urban Outfitters Inc.	19,872	452,088
VF Corp.	86,112	7,521,883
Williams-Sonoma Inc.	25,024	1,626,560
Wyndham Destinations Inc.	14,720	646,208
Yum! Brands Inc.	102,304	11,321,984
		196,922,396
Consumer Staples 15.3%
Altria Group Inc.	227,424	10,768,526
Brown-Forman Corp., A	14,720	809,600
Casey's General Stores Inc.	8,096	1,262,895
Church & Dwight Co. Inc.	66,240	4,839,494
Clorox Co.	41,216	6,310,582
Colgate-Palmolive Co.	160,448	11,499,308
Costco Wholesale Corp.	46,368	12,253,208
Estee Lauder Cos. Inc., A	61,824	11,320,593
Flowers Foods Inc.	47,104	1,096,110
General Mills Inc.	160,448	8,426,729
Hormel Foods Corp.	79,488	3,222,444
Ingredion Inc.	16,192	1,335,678
Kellogg Co.	30,912	1,655,956
Kimberly-Clark Corp.	50,048	6,670,398
Lamb Weston Holdings Inc.	33,856	2,145,116
[a] Monster Beverage Corp.	78,016	4,979,761
Nu Skin Enterprises Inc., A	13,248	653,391
PepsiCo Inc.	86,848	11,388,378
Philip Morris International Inc.	144,992	11,386,222
[a] Sprouts Farmers Market Inc.	20,608	389,285
Sysco Corp.	129,536	9,160,786
The Coca-Cola Co.	227,424	11,580,430
The Hershey Co.	46,368	6,214,703
The J. M. Smucker Co.	18,400	2,119,496
The Kroger Co.	108,192	2,348,848
The Procter & Gamble Co.	108,192	11,863,253
Tyson Foods Inc.	73,600	5,942,464
Walgreens Boots Alliance Inc.	144,256	7,886,476
Walmart Inc.	109,664	12,116,775
		181,646,905
Energy 3.2%
Cabot Oil & Gas Corp., A	32,384	743,537
Cimarex Energy Co.	12,512	742,337
ConocoPhillips	82,432	5,028,352
Exxon Mobil Corp.	157,504	12,069,532
HollyFrontier Corp.	11,776	544,993
Occidental Petroleum Corp.	55,936	2,812,462
Phillips 66	74,336	6,953,389
Valero Energy Corp.	101,568	8,695,236
		37,589,838
Financials 3.0%
American National Insurance Co.	2,208	257,166
Assured Guaranty Ltd.	13,248	557,476
Erie Indemnity Co., A	5,888	1,497,201
Evercore Inc.	6,624	586,688
Everest Re Group Ltd.	6,624	1,637,320
FactSet Research Systems Inc.	9,568	2,741,806
Invesco Ltd.	49,312	1,008,923
Lazard Ltd., A	32,384	1,113,686
MarketAxess Holdings Inc.	9,568	3,075,347

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Mercury General Corp.	7,360	460,000
Moody's Corp.	13,248	2,587,467
Morningstar Inc.	4,416	638,730
MSCI Inc.	19,872	4,745,235
Navient Corp.	27,968	381,763
People's United Financial Inc.	87,584	1,469,659
RenaissanceRe Holdings Ltd.	2,944	524,061
Santander Consumer USA Holdings Inc.	26,496	634,844
SEI Investments Co.	24,288	1,362,557
The Progressive Corp.	123,648	9,883,185
		35,163,114
Health Care 10.4%
AbbVie Inc.	145,728	10,597,340
Amgen Inc.	66,976	12,342,337
[a] Biogen Inc.	40,480	9,467,058
Bristol-Myers Squibb Co.	245,824	11,148,118
[a] Celgene Corp.	50,784	4,694,473
Cerner Corp.	64,768	4,747,494
Chemed Corp.	2,944	1,062,313
[a] Exelixis Inc.	59,616	1,273,994
Gilead Sciences Inc.	179,584	12,132,695
HCA Holdings Inc.	42,688	5,770,137
Johnson & Johnson	85,376	11,891,169
Merck & Co. Inc.	140,576	11,787,298
[a] Mettler-Toledo International Inc.	6,624	5,564,160
Pfizer Inc.	268,640	11,637,485
ResMed Inc.	36,800	4,490,704
Universal Health Services Inc., B	9,568	1,247,572
[a] Varian Medical Systems Inc.	23,552	3,206,134
		123,060,481
Industrials 12.7%
3M Co.	69,920	12,119,933
Alaska Air Group Inc.	33,856	2,163,737
Allison Transmission Holdings Inc.	15,456	716,386
C.H. Robinson Worldwide Inc.	40,480	3,414,488
Cintas Corp.	21,344	5,064,718
[a] Copart Inc.	51,520	3,850,605
Cummins Inc.	39,744	6,809,737
Delta Air Lines Inc.	148,672	8,437,136
Emerson Electric Co.	158,240	10,557,773
Expeditors International of Washington Inc.	44,896	3,405,811
Fastenal Co.	167,072	5,444,876
Graco Inc.	41,952	2,105,151
GrafTech International Ltd.	4,416	50,784
Honeywell International Inc.	52,992	9,251,873
Huntington Ingalls Industries Inc.	10,304	2,315,721
Illinois Tool Works Inc.	24,288	3,662,873
J.B. Hunt Transport Services Inc.	24,288	2,220,166
Landstar System Inc.	9,568	1,033,248
Lennox International Inc.	2,944	809,600
Lockheed Martin Corp.	33,120	12,040,445
MSC Industrial Direct Co. Inc., A	10,304	765,175
PACCAR Inc.	26,496	1,898,703
Raytheon Co.	61,824	10,749,957
Robert Half International Inc.	37,536	2,139,927
Rockwell Automation Inc.	33,120	5,426,050
Rollins Inc.	42,688	1,531,219
Schneider National Inc., B	8,832	161,096
Snap-on Inc.	7,360	1,219,110
Southwest Airlines Co.	130,272	6,615,212
Toro Co.	32,384	2,166,490
Union Pacific Corp.	66,976	11,326,311
United Parcel Service Inc., B	52,992	5,472,484

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

W.W. Grainger Inc.	13,984	3,750,928
[a] WABCO Holdings Inc.	5,888	780,749
Watsco Inc.	7,360	1,203,581
		150,682,053
Information Technology 18.9%
Accenture PLC, A	62,560	11,559,211
Amdocs Ltd.	38,272	2,376,308
Apple Inc.	64,032	12,673,213
Applied Materials Inc.	239,936	10,775,526
[a] Aspen Technology Inc.	8,832	1,097,641
Automatic Data Processing Inc.	69,920	11,559,874
Booz Allen Hamilton Holding Corp.	10,304	682,228
Broadridge Financial Solutions Inc.	33,856	4,322,734
[a] Cadence Design Systems Inc.	22,080	1,563,485
Cisco Systems Inc.	214,176	11,721,852
Citrix Systems Inc.	9,568	939,004
Cognizant Technology Solutions Corp., A	91,264	5,785,225
[a] F5 Networks Inc.	18,400	2,679,592
HP Inc.	460,000	9,563,400
Intel Corp.	253,184	12,119,918
International Business Machines Corp.	87,584	12,077,834
Intuit Inc.	45,632	11,925,011
Jack Henry & Associates Inc.	21,344	2,858,388
KLA-Tencor Corp.	38,272	4,523,750
Lam Research Corp.	33,856	6,359,511
[a] Manhattan Associates Inc.	5,152	357,188
Mastercard Inc., A	44,160	11,681,645
Maxim Integrated Products Inc.	69,920	4,182,614
[a] Micron Technology Inc.	234,048	9,031,912
Microsoft Corp.	90,528	12,127,131
Motorola Solutions Inc.	39,744	6,626,517
NetApp Inc.	58,144	3,587,485
Paychex Inc.	97,888	8,055,204
Skyworks Solutions Inc.	53,728	4,151,563
Texas Instruments Inc.	106,720	12,247,187
Ubiquiti Networks Inc.	2,944	387,136
[a] VeriSign Inc.	27,232	5,695,845
Xilinx Inc.	69,920	8,244,966
		223,540,098
Materials 1.9%
Air Products and Chemicals Inc.	16,928	3,831,991
Celanese Corp., A	9,568	1,031,430
Domtar Corp.	4,416	196,644
Eastman Chemical Co.	22,080	1,718,486
Huntsman Corp.	26,496	541,578
LyondellBasell Industries NV, A	100,096	8,621,269
NewMarket Corp.	2,208	885,276
Nucor Corp.	23,552	1,297,715
Packaging Corp. of America	17,664	1,683,733
Sonoco Products Co.	26,496	1,731,249
Steel Dynamics Inc.	29,440	889,088
Valvoline Inc.	13,984	273,108
		22,701,567
Real Estate 4.6%
American Tower Corp.	34,592	7,072,335
EPR Properties	19,136	1,427,354
Gaming and Leisure Properties Inc.	45,632	1,778,735
Kimco Realty Corp.	87,584	1,618,552
National Retail Properties Inc.	46,368	2,457,968
OMEGA Healthcare Investors Inc.	58,144	2,136,792
Public Storage	47,104	11,218,760
Realty Income Corp.	83,168	5,736,097

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Simon Property Group Inc.	61,824	9,877,002
Spirit Realty Capital Inc.	26,496	1,130,319
STORE Capital Corp.	47,840	1,587,810
Ventas Inc.	43,424	2,968,030
VEREIT Inc.	267,904	2,413,815
WP Carey Inc.	30,912	2,509,436
		53,933,005
Utilities 7.2%
Alliant Energy Corp.	54,464	2,673,093
Ameren Corp.	31,648	2,377,081
Atmos Energy Corp.	26,496	2,796,918
Consolidated Edison Inc.	78,016	6,840,443
Dominion Energy Inc.	58,880	4,552,602
DTE Energy Co.	48,576	6,211,899
Evergy Inc.	30,912	1,859,357
Eversource Energy	65,504	4,962,583
Exelon Corp.	231,840	11,114,409
Hawaiian Electric Industries Inc.	26,496	1,153,901
NextEra Energy Inc.	55,936	11,459,049
OGE Energy Corp.	46,368	1,973,422
Pinnacle West Capital Corp.	30,176	2,839,260
PPL Corp.	95,680	2,967,037
Public Service Enterprise Group Inc.	143,520	8,441,846
The Southern Co.	133,952	7,404,866
UGI Corp.	20,608	1,100,673
WEC Energy Group Inc.	61,824	5,154,267
		85,882,706
Total Investments (Cost $1,136,983,637) 99.8%		1,181,980,386

Other Assets, less Liabilities 0.2%		2,638,543
Net Assets 100.0%		$1,184,618,929

[a]Non-income producing.

At June 30, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	7	$1,030,470	9/20/19	$17,208
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.6%
Communication Services 3.5%
[a] AMC Networks Inc., A	287	$15,639
CBS Corp., B	1,883	93,962
Cinemark Holdings Inc.	637	22,996
John Wiley & Sons Inc., A	329	15,088
Match Group Inc.	364	24,486
Omnicom Group Inc.	1,211	99,241
The Interpublic Group of Cos. Inc.	2,667	60,247
Viacom Inc., B	1,771	52,900
		384,559
Consumer Discretionary 20.7%
[a] AutoNation Inc.	154	6,459
[a] AutoZone Inc.	98	107,748
Best Buy Co. Inc.	1,638	114,218
BorgWarner Inc.	1,197	50,250
[a] Burlington Stores Inc.	476	80,991
[a] Capri Holdings Ltd.	1,008	34,957
Carter's Inc.	308	30,042
Dick's Sporting Goods Inc.	546	18,908
Dollar General Corp.	805	108,804
Expedia Group Inc.	364	48,423
[a] Five Below Inc.	154	18,483
Foot Locker Inc.	868	36,387
[a] frontdoor Inc.	434	18,901
Garmin Ltd.	784	62,563
Gentex Corp.	693	17,055
Genuine Parts Co.	959	99,333
H&R Block Inc.	1,386	40,610
Hanesbrands Inc.	2,275	39,176
Hasbro Inc.	756	79,894
[a] Hilton Grand Vacations Inc.	511	16,260
Kohl's Corp.	1,274	60,579
L Brands Inc.	1,645	42,935
[a] Lululemon Athletica Inc.	581	104,702
Macy's Inc.	2,506	53,779
Nordstrom Inc.	931	29,662
[a] NVR Inc.	20	67,405
[a] O'Reilly Automotive Inc.	280	103,410
[a] Ollie's Bargain Outlet Holdings Inc.	147	12,805
Penske Automotive Group Inc.	210	9,933
Pool Corp.	336	64,176
Ralph Lauren Corp.	329	37,371
Six Flags Entertainment Corp.	483	23,995
[a] Skechers USA Inc., A	805	25,349
Tapestry Inc.	1,995	63,301
[a] Tempur Sealy International Inc.	252	18,489
The Gap Inc.	1,820	32,705
The Wendy's Co.	476	9,320
Tiffany & Co.	721	67,514
Tractor Supply Co.	1,015	110,432
[a] Ulta Beauty Inc.	308	106,842
[a] Urban Outfitters Inc.	483	10,988
Williams-Sonoma Inc.	616	40,040
Wyndham Destinations Inc.	714	31,345
Yum China Holdings Inc.	2,345	108,339
		2,264,878
Consumer Staples 7.8%
Brown-Forman Corp., A	329	18,095
Brown-Forman Corp., B	1,358	75,274

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Campbell Soup Co.	1,085	43,476
Church & Dwight Co. Inc.	1,379	100,750
Clorox Co.	686	105,033
Coty Inc., A	1,841	24,669
Flowers Foods Inc.	1,554	36,162
[a] Herbalife Ltd.	693	29,633
Kellogg Co.	1,568	83,998
McCormick & Co. Inc.	658	101,996
Nu Skin Enterprises Inc., A	399	19,679
[a] Sprouts Farmers Market Inc.	854	16,132
The Hershey Co.	770	103,203
The Kroger Co.	4,487	97,413
		855,513
Energy 0.2%
[a] Chesapeake Energy Corp.	3,514	6,852
PBF Energy Inc.	637	19,938
		26,790
Financials 12.7%
Ally Financial Inc.	2,093	64,862
American National Insurance Co.	56	6,522
[a] Arch Capital Group Ltd.	2,436	90,327
Arthur J. Gallagher & Co.	714	62,539
[a] Brighthouse Financial Inc.	602	22,087
Brown & Brown Inc.	798	26,733
Cincinnati Financial Corp.	945	97,968
CNA Financial Corp.	210	9,885
[a] Credit Acceptance Corp.	77	37,255
Discover Financial Services	1,372	106,454
Evercore Inc.	196	17,360
Everest Re Group Ltd.	266	65,750
FactSet Research Systems Inc.	238	68,201
First American Financial Corp.	651	34,959
First Republic Bank	469	45,798
Janus Henderson Group PLC	462	9,887
Lazard Ltd., A	693	23,832
Legg Mason Inc.	546	20,901
MarketAxess Holdings Inc.	217	69,748
Mercury General Corp.	182	11,375
MSCI Inc.	238	56,832
Nasdaq Inc.	784	75,397
Navient Corp.	1,239	16,912
Prosperity Bancshares Inc.	413	27,279
Santander Consumer USA Holdings Inc.	784	18,785
SEI Investments Co.	1,022	57,334
Synchrony Financial	1,981	68,681
Torchmark Corp.	602	53,855
Umpqua Holdings Corp	672	11,148
Unum Group	1,407	47,205
W.R. Berkley Corp.	861	56,766
		1,382,637
Health Care 8.4%
[a] Acadia Healthcare Co. Inc.,	504	17,615
[a] Align Technology Inc.	364	99,627
Cerner Corp.	1,463	107,238
Encompass Health Corp.	602	38,143
[a] Exelixis Inc.	812	17,352
[a] Henry Schein Inc.	952	66,545
[a] IDEXX Laboratories Inc.	413	113,711
[a] Masimo Corp.	252	37,503
[a] Mednax Inc.	616	15,542
[a] Mettler-Toledo International Inc.	140	117,600
[a] Molina Healthcare Inc.	273	39,077

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Universal Health Services Inc., B	574	74,844
[a] Varian Medical Systems Inc.	511	69,562
[a] Waters Corp.	455	97,934
		912,293
Industrials 17.7%
Allegion PLC	602	66,551
Allison Transmission Holdings Inc.	644	29,849
American Airlines Group Inc.	2,373	77,384
BWX Technologies Inc.	518	26,988
C.H. Robinson Worldwide Inc.	903	76,168
Cintas Corp.	462	109,628
Copa Holdings SA	182	17,758
Cummins Inc.	679	116,340
Donaldson Co. Inc.	791	40,230
Expeditors International of Washington Inc.	1,085	82,308
Fastenal Co.	3,353	109,274
Graco Inc.	1,176	59,012
GrafTech International Ltd.	224	2,576
Hubbell Inc., B	315	41,076
[a] IAA Inc.	665	25,789
IDEX Corp.	217	37,354
Ingersoll-Rand PLC	658	83,349
KAR Auction Services Inc.	665	16,625
Landstar System Inc.	196	21,166
Lennox International Inc.	217	59,675
Lincoln Electric Holdings Inc.	161	13,253
ManpowerGroup Inc.	406	39,220
MSC Industrial Direct Co. Inc., A	294	21,832
Nordson Corp.	168	23,740
Old Dominion Freight Line Inc.	434	64,779
Robert Half International Inc.	966	55,072
Rockwell Automation Inc.	686	112,387
Rollins Inc.	1,113	39,923
Schneider National Inc., B	315	5,746
Snap-on Inc.	154	25,509
[a] Teledyne Technologies Inc.	98	26,839
Toro Co.	735	49,171
[a] United Airlines Holdings Inc.	1,022	89,476
[a] United Rentals Inc.	231	30,638
W.W. Grainger Inc.	308	82,615
[a] WABCO Holdings Inc.	231	30,631
Watsco Inc.	231	37,775
Xylem Inc.	1,022	85,480
		1,933,186
Information Technology 14.8%
[a] Aspen Technology Inc.	308	38,278
Booz Allen Hamilton Holding Corp.	1,099	72,765
[a] Cadence Design Systems Inc.	1,610	114,004
CDW Corp.	1,001	111,111
Citrix Systems Inc.	371	36,410
[a] F5 Networks Inc.	476	69,320
[a] Fair Isaac Corp.	154	48,359
Genpact Ltd.	840	31,996
Jack Henry & Associates Inc.	518	69,370
Juniper Networks Inc.	1,939	51,635
KLA-Tencor Corp.	994	117,491
Lam Research Corp.	588	110,450
[a] Manhattan Associates Inc.	483	33,486
National Instruments Corp.	833	34,978
NetApp Inc.	1,631	100,633
Paychex Inc.	1,197	98,501
Pegasystems Inc.	189	13,459
[a] Red Hat Inc.	560	105,146

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] Synopsys Inc.	882	113,505
Ubiquiti Networks Inc.	91	11,966
[a] VeriSign Inc.	287	60,029
Western Union Co.	2,555	50,819
Xilinx Inc.	1,001	118,038
		1,611,749
Materials 1.5%
Ardagh Group SA	63	1,103
Avery Dennison Corp.	525	60,732
RPM International Inc.	784	47,910
Sonoco Products Co.	273	17,838
Steel Dynamics Inc.	581	17,546
The Chemours Co. LLC	826	19,824
		164,953
Real Estate 8.7%
Alexandria Real Estate Equities Inc.	651	91,850
Apple Hospitality REIT Inc.	1,435	22,759
Camden Property Trust	280	29,229
Coresite Realty Corp.	203	23,379
EPR Properties	497	37,071
Equity Lifestyle Properties Inc.	455	55,210
Essex Property Trust Inc.	350	102,175
Federal Realty Investment Trust	413	53,178
Highwoods Properties Inc.	602	24,863
Hospitality Properties Trust	1,134	28,350
Host Hotels & Resorts Inc.	3,857	70,275
Lamar Advertising Co., A	588	47,457
Liberty Property Trust	413	20,666
National Retail Properties Inc.	1,169	61,969
Realty Income Corp.	1,463	100,903
Retail Properties of America Inc., A	1,043	12,266
Ventas Inc.	1,176	80,380
Welltower Inc.	1,127	91,884
		953,864
Utilities 3.6%
Ameren Corp.	1,120	84,123
Consolidated Edison Inc.	1,190	104,339
Entergy Corp.	1,050	108,077
PPL Corp.	2,982	92,472
		389,011
Total Investments (Cost $9,833,292) 99.6%		10,879,433

Other Assets, less Liabilities 0.4%		38,746
Net Assets 100.0%		$10,918,179

aNon-income producing.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 99.8%
Communication Services 3.2%
AMC Entertainment Holdings Inc., A	1,725	$16,094
[a] Cardlytics Inc.	315	8,184
[a] Care.com Inc.	690	7,576
Cogent Communications Holdings Inc.	1,605	95,273
[a] Cumulus Media Inc., A	255	4,730
Gannett Co. Inc.	4,755	38,801
[a] IDT Corp., B	345	3,267
[a] Lee Enterprises Inc.	1,170	2,621
[a] Liberty Latin America Ltd.	3,615	62,142
[a] Liberty Latin America Ltd., A	1,395	24,036
Marcus Corp.	795	26,203
Meredith Corp.	1,515	83,416
National CineMedia Inc.	2,655	17,417
New Media Investment Group Inc.	2,685	25,346
[a] Rosetta Stone Inc.	750	17,160
Scholastic Corp.	1,230	40,885
Spok Holdings Inc.	645	9,701
TEGNA Inc.	3,840	58,176
[a] Travelzoo	165	2,548
[a] TrueCar Inc.	2,955	16,134
[a] WideOpenWest Inc.	900	6,534
[a] Yelp Inc.	3,045	104,078
		670,322
Consumer Discretionary 23.7%
Dine Brands Global Inc.	645	61,578
[a] 1-800-FLOWERS.Com Inc.	1,140	21,523
Aaron's Inc.	1,965	120,671
Abercrombie & Fitch Co., A	3,345	53,654
Acushnet Holdings Corp.	1,350	35,451
[a] Adtalem Global Education Inc.	1,980	89,199
[a] America's Car-Mart Inc.	255	21,950
American Eagle Outfitters Inc.	7,260	122,694
[a] American Public Education Inc.	540	15,973
[a] Asbury Automotive Group Inc.	930	78,436
[a] Ascena Retail Group Inc.	7,050	4,301
[a] At Home Group Inc.	1,425	9,491
[a] Barnes & Noble Education Inc.	1,125	3,780
Barnes & Noble Inc.	2,490	16,658
Bassett Furniture Industries Inc.	435	6,634
[b] Bed Bath & Beyond Inc.	5,010	58,216
Big Lots Inc.	2,115	60,510
BJ's Restaurants Inc.	825	36,251
Bloomin' Brands Inc.	4,620	87,364
Brinker International Inc.	1,230	48,400
[b] Buckle Inc.	1,410	24,407
Caleres Inc.	1,815	36,155
Callaway Golf Co.	2,895	49,678
Camping World Holdings Inc., A	1,335	16,581
[a] Career Education Corp.	2,850	54,349
[a] Carrols Restaurant Group Inc.	990	8,940
The Cato Corp., A	960	11,827
Chico's FAS Inc.	5,490	18,501
[a] Chuy's Holdings Inc.	810	18,565
Citi Trends Inc.	555	8,114
Collectors Universe Inc.	195	4,161
Cooper Tire & Rubber Co.	1,695	53,477
Core-Mark Holding Co. Inc.	900	35,748
[b] Cracker Barrel Old Country Store Inc.	1,005	171,584

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] Crocs Inc.	2,550	50,362
Dana Inc.	5,145	102,591
Dave & Buster's Entertainment Inc.	1,725	69,811
[a] Deckers Outdoor Corp.	1,282	225,594
[a] Del Frisco's Restaurant Group Inc.	1,170	9,313
[a] Del Taco Restaurants Inc.	645	8,269
[a] Denny's Corp.	2,685	55,123
Dillard's Inc., A	435	27,092
[a] Dorman Products Inc.	1,125	98,032
[a,b] Duluth Holdings Inc.	450	6,116
Escalade Inc.	390	4,473
Ethan Allen Interiors Inc.	1,200	25,272
[a] Fiesta Restaurant Group Inc.	1,125	14,783
Flexsteel Industries Inc.	285	4,862
[a] Fossil Group Inc.	900	10,350
[a] Genesco Inc.	885	37,427
Group 1 Automotive Inc.	795	65,103
Guess? Inc.	2,550	41,182
Hamilton Beach Brands Holding Co., A	270	5,144
Haverty Furniture Cos. Inc.	960	16,349
[a] Helen of Troy Ltd.	893	116,617
[a] Hibbett Sports Inc.	750	13,650
Hooker Furniture Corp.	420	8,660
International Speedway Corp., A	780	35,014
[a] iRobot Corp.	1,005	92,098
J. Jill Inc.	765	1,522
Jack in the Box Inc.	1,095	89,122
Johnson Outdoors Inc., A	210	15,660
[a] K12 Inc.	1,140	34,667
[a] Kontoor Brands Inc.	915	25,638
La-Z-Boy Inc.	1,875	57,487
LCI Industries	900	81,000
[a] LGI Homes Inc.	645	46,072
Lifetime Brands Inc.	525	4,967
[a] Lindblad Expeditions Holdings Inc.	420	7,539
Lithia Motors Inc.	844	100,250
Marine Products Corp.	315	4,864
[a] MasterCraft Boat Holdings Inc.	330	6,465
MDC Holdings Inc.	915	29,994
[a] Modine Manufacturing Co.	975	13,952
[a] Monarch Casino & Resort Inc.	360	15,386
Monro Inc.	1,305	111,316
Movado Group Inc.	720	19,440
Office Depot Inc.	21,885	45,083
Oxford Industries Inc.	810	61,398
Papa John's International Inc.	825	36,894
[b] PetMed Express Inc.	945	14,808
[a] Potbelly Corp.	750	3,818
[a] Regis Corp.	1,020	16,932
[a] Rent-A-Center Inc.	2,085	55,524
Rocky Brands Inc.	240	6,547
[a] RTW RetailWinds Inc.	1,095	1,862
Ruth's Hospitality Group Inc.	1,185	26,911
[a] Sally Beauty Holdings Inc.	4,665	62,231
Shoe Carnival Inc.	495	13,662
Shutterstock Inc.	660	25,865
Signet Jewelers Ltd.	1,785	31,916
[a] Sleep Number Corp.	1,335	53,921
Sonic Automotive Inc.	1,050	24,518
[a] Sonos Inc.	1,515	17,180
Speedway Motorsports Inc.	180	3,339
[a] Sportsman's Warehouse Holdings Inc.	1,860	7,031
[a] Stamps.com Inc.	705	31,915
Standard Motor Products Inc.	855	38,766

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Steven Madden Ltd.	3,555	120,692
[a] Stitch Fix Inc., A	960	30,710
Strategic Education Inc.	885	157,530
Sturm Ruger & Co. Inc.	675	36,774
Superior Group of Cos. Inc.	405	6,938
[b] Tailored Brands Inc.	2,340	13,502
Tenneco Inc., A	1,950	21,626
Texas Roadhouse Inc., A	3,300	177,111
The Cheesecake Factory Inc.	2,205	96,403
The Children's Place Inc.	720	68,674
[a] The Container Store Group Inc.	720	5,270
[a] The Habit Restaurants Inc., A	960	10,070
[a] The Lovesac Co.	120	3,728
[a] The Michaels Cos. Inc.	1,860	16,182
Tile Shop Holdings Inc.	1,995	7,980
Tilly's Inc., A	945	7,210
Tupperware Brands Corp.	2,115	40,248
[a] Twin River Worldwide Holdings Inc.	510	15,173
[a] Vera Bradley Inc.	885	10,620
Weyco Group Inc.	270	7,212
Wingstop Inc.	855	81,011
Winmark Corp.	90	15,584
Wolverine World Wide Inc.	3,840	105,754
[a] Zumiez Inc.	765	19,967
		4,929,539
Consumer Staples 6.4%
[b] B&G Foods Inc., A	2,310	48,048
[a] Boston Beer Inc., A	408	154,126
[a] Bridgford Foods Corp.	30	893
[a] Central Garden & Pet Co.	360	9,702
[a] Central Garden & Pet Co., A	1,320	32,525
Coca-Cola Consolidated Inc.	180	53,865
[a] Freshpet Inc.	570	25,941
Ingles Markets Inc., A	600	18,678
Inter Parfums Inc.	690	45,878
J & J Snack Foods Corp.	645	103,813
John B. Sanfilippo & Son Inc.	360	28,688
Lancaster Colony Corp.	735	109,221
[a] Lifevantage Corp.	270	3,505
Medifast Inc.	510	65,433
[b] National Beverage Corp.	480	21,422
[a] Natural Grocers by Vitamin Cottage Inc.	345	3,467
[a] Natures Sunshine Products Inc.	345	3,205
[a] Performance Food Group Co.	4,005	160,320
PriceSmart Inc.	1,020	52,143
Sanderson Farms Inc.	690	94,227
SpartanNash Co.	720	8,402
[a] The Chefs' Warehouse Inc.	900	31,563
Tootsie Roll Industries Inc.	495	18,280
Turning Point Brands Inc.	285	13,959
Universal Corp.	990	60,162
Vector Group Ltd.	3,615	35,246
Village Super Market Inc., A	435	11,532
WD-40 Co.	615	97,810
Weis Markets Inc.	465	16,931
		1,328,985
Energy 0.7%
Arch Coal Inc., A	315	29,676
[a] CONSOL Mining Corp.	990	26,344
[a] Contura Energy Inc.	360	18,684
CVR Energy Inc.	540	26,995
[a] FTS International Inc	960	5,357
Liberty Oilfield Services Inc., A	1,290	20,872

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] Penn Virginia Corp.	255	7,823
[a] SilverBow Resources Inc.	240	3,324
		139,075
Financials 9.4%
1st Source Corp.	540	25,056
AMERISAFE Inc.	360	22,957
Ames National Corp.	360	9,756
Apollo Commercial Finance Inc.	4,545	83,583
Arrow Financial Corp.	255	8,856
Banco Latinoamericano de Comercio Exterior SA	900	18,747
[a] Bank7 Corp.	75	1,387
Bankwell Financial Group Inc.	135	3,875
Bar Harbor Bankshares.	285	7,578
Cadence BanCorp.	2,400	49,920
Capitol Federal Financial Inc.	4,395	60,519
Capstead Mortgage Corp.	3,180	26,553
Central Pacific Financial Corp.	480	14,381
Citizens & Northern Corp.	435	11,454
[a,b] Citizens Inc., A	1,815	13,249
Codorus Valley Bancorp Inc.	180	4,140
Cohen & Steers Inc.	870	44,753
Colony Bankcorp Inc.	150	2,543
Colony Credit Real Estate Inc., A	2,760	42,780
Crawford & Co., B	315	3,317
DNB Financial Corp.	75	3,335
Donegal Group Inc.	345	5,268
Dynex Capital Inc.	795	13,316
EMC Insurance Group Inc.	360	12,971
ESSA Bancorp Inc.	165	2,516
[a] Essent Group Ltd.	4,185	196,653
[a] EZCORP Inc., A	1,635	15,483
Federated Investors Inc., B	3,720	120,900
Financial Institutions Inc.	615	17,927
First Bancorp Inc.	360	9,666
First BanCorp.	3,945	43,553
First Citizens Bancorp	510	11,450
Franklin Financial Services Corp.	75	2,859
[a] Genworth Financial Inc., A	14,010	51,977
Greene County Bancorp Inc.	135	3,972
Hawthorn Bancshares Inc.	105	2,814
Heritage Financial Corp.	1,245	36,777
Horace Mann Educators Corp.	1,755	70,709
International Bancshares Corp.	1,080	40,727
Invesco Mortgage Capital	4,245	68,429
James River Group Holdings Ltd.	1,020	47,838
LCNB Corp.	435	8,265
MidSouth Bancorp Inc.	270	3,200
Midwestone Financial Group Inc.	465	13,001
[a] Mr Cooper Group Inc.	1,530	12,255
National Western Life Group Inc., A	105	26,985
Nelnet Inc., A	705	41,750
Northfield Bancorp Inc.	1,710	26,693
Northwest Bancshares Inc.	3,735	65,773
Norwood Financial Corp.	195	6,788
[a] On Deck Capital Inc.	1,905	7,906
[a] Palomar Holdings Inc.	120	2,885
Penns Woods Bancorp Inc.	165	7,466
Peoples Financial Services Corp.	150	6,749
Piper Jaffray Cos.	240	17,825
Premier Financial Bancorp Inc.	540	8,100
Protective Insurance Corp., B	375	6,514
Provident Financial Services Inc.	2,490	60,382
Pzena Investment Management Inc., A	675	5,798

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] Regional Management Corp.	465	12,262
Silvercrest Asset Management Group Inc., A	360	5,051
Southern Missouri Bancorp Inc.	225	7,837
Stewart Information Services Corp.	750	30,367
Territorial Bancorp Inc.	330	10,197
Tiptree Inc.	360	2,268
Tompkins Financial Corp.	555	45,288
TrustCo Bank Corp. NY	3,465	27,443
United Bankshares Inc.	1,785	66,206
United Fire Group Inc.	825	39,979
United Security Bancshares	255	2,904
Universal Insurance Holdings Inc.	1,155	32,224
Value Line Inc.	45	1,238
Waddell & Reed Financial Inc., A	1,440	24,005
[a] Watford Holdings Ltd.	390	10,694
West Bancorp	525	11,141
Westwood Holdings Group Inc.	360	12,672
[a] World Acceptance Corp.	240	39,386
		1,944,041
Health Care 10.6%
[a] Addus Homecare Corp.	375	28,106
[a] Amedisys Inc.	1,350	163,903
[a] AMN Healthcare Services Inc.	1,725	93,581
[a] AngioDynamics Inc.	1,080	21,265
[a] AtriCure Inc.	1,335	39,836
Atrion Corp.	64	54,575
[a] Biospecifics Technologies Corp.	225	13,435
[a] Cardiovascular Systems Inc.	1,365	58,599
[a] Community Health Systems Inc.	3,075	8,210
CONMED Corp.	1,020	87,281
[a] Corcept Therapeutics Inc.	4,095	45,659
[a] CorVel Corp.	330	28,713
[a] Cross Country Healthcare Inc.	1,080	10,130
[a] Eagle Pharmaceuticals Inc.	315	17,539
[a] Enanta Pharmaceuticals Inc.	660	55,691
[a] Genomic Health Inc.	1,050	61,079
[a] Glaukos Corp.	945	71,253
[a] Globus Medical Inc., A	3,210	135,783
[a] Haemonetics Corp.	1,590	191,341
[a] Hanger Inc.	690	13,214
[a] Inogen Inc.	600	40,056
[a] iRadimed Corp.	135	2,761
[a] Lantheus Holdings Inc.	705	19,952
LeMaitre Vascular Inc.	675	18,887
[a] LHC Group Inc.	1,080	129,146
Meridian Bioscience Inc.	1,905	22,631
[a] Merit Medical Systems Inc.	1,995	118,822
[a] Misonix Inc.	150	3,813
[a] Myriad Genetics Inc.	2,400	66,672
National Healthcare Corp.	525	42,604
National Research Corp., A	525	30,235
[a] NextGen Healthcare Inc.	2,175	43,283
[a] NuVasive Inc.	1,770	103,616
[a] Orthofix International NV	765	40,453
[a] OrthoPediatrics Corp.	165	6,435
Patterson Cos. Inc.	2,835	64,921
Phibro Animal Health Corp.	795	25,257
[a] Prestige Consumer Healthcare Inc.	1,770	56,074
Simulations Plus Inc.	450	12,852
[a] Supernus Pharmaceuticals Inc.	2,085	68,993
[a] Tactile Systems Technology Inc.	690	39,275
[a] The Joint Corp	270	4,914
Utah Medical Products Inc.	135	12,920

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] Vocera Communications Inc.	1,140	36,389
		2,210,154
Industrials 19.9%
ABM Industries Inc.	2,685	107,400
ACCO Brands Corp.	1,785	14,048
[a] Advanced Disposal Services Inc.	2,190	69,883
Aircastle Ltd.	1,995	42,414
Alamo Group Inc.	345	34,476
Allegiant Travel Co.	495	71,032
Allied Motion Technologies Inc.	255	9,665
Altra Industrial Motion Corp.	1,845	66,199
Applied Industrial Technologies Inc.	1,755	107,985
[a] Axon Enterprise Inc.	1,755	112,689
BG Staffing Inc.	390	7,363
[a] BMC Stock Holdings Inc.	1,245	26,394
Brady Corp., A	2,070	102,092
[a] Builders FirstSource Inc.	2,160	36,418
[a] Casella Waste Systems Inc., A	795	31,506
[a] Cimpress NV	870	79,074
CompX International Inc.	45	761
[a] Covenant Transportation Group Inc., A	480	7,061
CSW Industrials Inc.	270	18,401
Deluxe Corp.	2,070	84,166
Douglas Dynamics Inc.	750	29,842
Ennis Inc.	1,020	20,930
EnPro Industries Inc.	705	45,007
Exponent Inc.	2,280	133,471
Forrester Research Inc.	480	22,574
Forward Air Corp.	1,290	76,303
[a] Foundation Building Materials Inc.	555	9,868
[a] Franklin Covey Co.	360	12,240
[a] FTI Consulting Inc.	720	60,365
[a] Generac Holdings Inc.	1,170	81,210
Global Brass & Copper Holdings Inc.	750	32,797
H&E Equipment Services Inc.	555	16,145
Hawaiian Holdings Inc.	1,785	48,963
Healthcare Services Group Inc.	2,580	78,226
Heartland Express Inc.	1,335	24,123
Heidrick & Struggles International Inc.	840	25,175
[a] Heritage-Crystal Clean Inc.	690	18,154
Herman Miller Inc.	2,430	108,621
Hillenbrand Inc.	2,400	94,968
HNI Corp.	1,860	65,807
Hurco Cos Inc.	120	4,267
Hyster-Yale Materials Handling Inc.	360	19,894
ICF International Inc.	795	57,876
Insperity Inc.	1,650	201,531
Interface Inc.	2,040	31,273
John Bean Technologies Corp.	585	70,861
Kadant Inc.	435	39,502
Kaman Corp., A	1,020	64,964
Kelly Services Inc., A	1,290	33,785
Kforce Inc.	1,125	39,476
Kimball International Inc., B	1,395	24,315
Knoll Inc.	1,950	44,811
Korn Ferry	2,175	87,152
[a] Lawson Products Inc.	255	9,366
Lindsay Corp.	390	32,062
McGrath RentCorp	900	55,935
[a] Meritor Inc.	1,545	37,466
Miller Industries Inc.	390	11,993
Mobile Mini Inc.	1,890	57,513
Moog Inc., A	1,230	115,140

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

MSA Safety Inc.	1,470	154,923
National Presto Industries Inc.	180	16,792
Omega Flex Inc.	135	10,369
[a] P.A.M. Transportation Services Inc.	75	4,650
Preformed Line Products Co.	105	5,830
[a] Radiant Logistics Inc.	735	4,513
Resources Connection Inc.	1,380	22,094
Rush Enterprises Inc., B	165	6,090
[a] SAIA Inc.	1,125	72,754
Simpson Manufacturing Co. Inc.	1,710	113,647
Standex International Corp.	450	32,913
Steelcase Inc., A	3,765	64,381
Systemax Inc.	405	8,975
Tennant Co.	675	41,310
[a] Transcat Inc.	150	3,839
[a] Trex Co. Inc.	2,115	151,645
[a] TriNet Group Inc.	780	52,884
UniFirst Corp.	555	104,656
Universal Logistics Holdings Inc.	315	7,078
[a] US Xpress Enterprises Inc., A	720	3,701
[a] Vicor Corp.	525	16,301
Watts Water Technologies Inc., A	960	89,453
Werner Enterprises Inc.	1,980	61,538
[a] Willis Lease Finance Corp.	60	3,499
		4,126,833
Information Technology 11.1%
[a] A10 Networks Inc.	1,545	10,537
[a] ACI Worldwide Inc.	1,920	65,933
ADTRAN Inc.	1,530	23,332
[a] Aerohive Networks Inc.	1,020	4,519
[a] Alarm.com Holdings Inc.	1,125	60,187
[a] Altair Engineering Inc.	1,110	44,833
American Software Inc., A	1,065	14,005
AstroNova Inc.	150	3,876
[a] Avid Technology Inc.	1,140	10,397
Badger Meter Inc.	1,035	61,779
Cabot Microelectronics Corp.	945	104,026
[a] Casa Systems Inc.	885	5,691
[a] CEVA Inc.	765	18,628
[a] ChannelAdvisor Corp.	840	7,358
[a] Cirrus Logic Inc.	2,220	97,014
[a] Coda Octopus Group Inc.	105	1,370
[a] CommVault Systems Inc.	1,590	78,896
[a] Control4 Corp.	1,005	23,869
CSG Systems International Inc.	1,425	69,583
Daktronics Inc.	1,290	7,959
[a] eGain Corp.	660	5,372
[a] ePlus Inc.	465	32,057
EVERTEC Inc.	2,205	72,103
Hackett Group Inc.	1,020	17,126
[a] Immersion Corp.	1,200	9,132
[a] Information Services Group Inc.	1,080	3,413
[a] Insight Enterprises Inc.	1,485	86,427
[a] Iteris Inc.	930	4,808
J2 Global Inc.	1,980	176,002
[a] Majesco	180	1,676
ManTech International Corp., A	945	62,228
MAXIMUS Inc.	1,155	83,784
Mesa Laboratories Inc.	60	14,660
[a] MicroStrategy Inc.	315	45,143
[a] Mitek Systems Inc.	1,335	13,270
[a] MobileIron Inc.	1,725	10,695
Monotype Imaging Holdings Inc.	1,800	30,312

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

[a] Napco Security Technologies Inc.	405	12,020
NIC Inc.	2,775	44,511
[a] Novanta Inc.	1,095	103,258
NVE Corp.	195	13,578
[a] OSI Systems Inc.	300	33,789
PC Connection Inc.	435	15,216
[a] Priority Technology Holdings Inc.	135	1,060
Progress Software Corp.	810	35,332
QAD Inc., A	375	15,079
[a] Qualys Inc.	1,335	116,252
[a] ScanSource Inc.	945	30,769
[a] Semtech Corp.	1,185	56,939
[a] Silicon Laboratories Inc.	1,575	162,855
[a] SMART Global Holdings Inc.	390	8,966
[a] Sonim Technologies Inc.	75	955
[a] SPS Commerce Inc.	615	62,859
[a] Tenable Holdings Inc.	720	20,549
TESSCO Technologies Inc.	135	2,411
[a] The Meet Group Inc.	1,320	4,594
Vishay Intertechnology Inc.	4,410	72,853
[a] Vishay Precision Group Inc.	330	13,408
[a] Workiva Inc	1,200	69,708
Xperi Corp.	840	17,296
[a] Zix Corp.	2,385	21,680
		2,317,937
Materials 1.7%
Advanced Emissions Solutions Inc.	585	7,394
Greif Inc., A	960	31,248
Greif Inc., B	225	9,821
Innophos Holdings Inc.	645	18,776
Myers Industries Inc.	1,155	22,257
Quaker Chemical Corp.	345	69,994
Schweitzer-Mauduit International Inc.	1,140	37,825
Sensient Technologies Corp.	1,620	119,038
Valhi Inc.	930	2,762
Warrior Met Coal Inc.	1,605	41,923
		361,038
Real Estate 6.0%
Agree Realty Corp.	1,215	77,821
American Assets Trust Inc.	900	42,408
Cedar Realty Trust Inc.	2,865	7,592
Chesapeake Lodging Trust	2,340	66,503
CoreCivic Inc.	3,885	80,653
DiamondRock Hospitality Co.	3,750	38,775
First Industrial Realty Trust Inc.	4,065	149,348
Franklin Street Properties Corp.	3,975	29,336
Lexington Realty Trust	8,910	83,843
LTC Properties Inc.	1,410	64,381
Monmouth Real Estate Investment Corp., A	2,955	40,040
National Health Investors Inc.	1,530	119,386
One Liberty Properties Inc.	540	15,638
Preferred Apartment Communities Inc., A	1,890	28,256
PS Business Parks Inc.	870	146,621
QTS Realty Trust Inc., A	1,020	47,104
RE/MAX Holdings Inc., A	795	24,454
Realogy Holdings Corp.	2,460	17,810
RPT Realty	3,240	39,236
Summit Hotel Properties Inc.	1,905	21,850
Tanger Factory Outlet Centers Inc.	1,800	29,178
Universal Health Realty Income Trust	360	30,575
Urstadt Biddle Properties, A	1,065	22,365

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2019 (unaudited) (continued)

Whitestone REIT	1,215	15,418
		1,238,591
Specialty Retail 0.3%
Designer Brands Inc., A	2,895	55,497

Utilities 6.8%
American States Water Co.	1,530	115,117
Artesian Resources Corp., A	270	10,036
Avista Corp.	2,370	105,702
Black Hills Corp.	1,980	154,777
California Water Service Group	1,965	99,488
Clearway Energy Inc., A	1,335	21,600
Clearway Energy Inc., C	2,520	42,487
El Paso Electric Co.	1,515	99,081
Genie Energy Ltd., B	285	3,035
Global Water Resources Inc.	330	3,445
MGE Energy Inc.	1,275	93,177
New Jersey Resources Corp.	3,000	149,310
NorthWestern Corp.	1,575	113,636
PNM Resources Inc.	2,640	134,403
SJW Group	765	46,489
Southwest Gas Holdings Inc.	1,965	176,103
Spark Energy Inc., A	450	5,036
The York Water Co.	270	9,644
Unitil Corp.	555	33,239
		1,415,805
Total Investments before Short Term Investments (Cost $20,492,838)		20,737,817
Short Term Investments (Cost $242,730) 1.2%
Investments from Cash Collateral Received for Loaned Securities 1.2%
Money Market Funds 1.2%
[c,d] Institutional Fiduciary Trust Portfolio, 2.05%	242,730	242,730

Total Investments (Cost $20,735,568) 101.0%		20,980,547

Other Assets, less Liabilities (1.0)%		(200,647)
Net Assets 100.0%		$20,779,900

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2019.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Municipal Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty U.S. Low Volatility ETF which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE) whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross -functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m.

London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty Senior Loan ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’

NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following funds invested in derivatives during the period.

Franklin FTSE Asia ex Japan ETF –Futures Franklin FTSE Brazil ETF – Futures Franklin FTSE China ETF – Futures Franklin FTSE Europe ETF – Futures

Franklin FTSE Europe Hedged ETF – Forwards, Futures Franklin FTSE France ETF – Futures Franklin FTSE Hong Kong ETF – Futures Franklin FTSE India ETF – Futures Franklin FTSE Italy ETF – Futures Franklin FTSE Japan ETF – Futures Franklin FTSE Japan Hedged ETF – Forwards, Futures Franklin FTSE Latin America ETF – Futures Franklin FTSE Taiwan ETF – Futures Franklin FTSE United Kingdom ETF – Futures

Franklin Liberty Investment Grade Corporate ETF – Futures, Swaps Franklin LibertyQ Emerging Markets ETF – Futures Franklin LibertyQ Global Dividend ETF – Futures Franklin LibertyQ Global Equity ETF – Futures Franklin LibertyQ International Equity Hedged ETF – Forwards, Futures Franklin LibertyQ U.S. Equity ETF – Futures

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ cre dit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect

Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At June 30, 2019, Franklin FTSE Russia ETF and Franklin LibertyQ Emerging Markets ETF had 99.3% and 8% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2019, investments in affiliated management investment companies were as follows:

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
							Held at
	Beginning			Realized	Appreciation	End of	End of	Investment
				Gain
	of Period	Purchases	Sales	(Loss)	(Depreciation)	Period	Period	Income
Franklin FTSE Europe Hedged ETF

Non-Controlled Affiliates								Dividend
								Income
Institutional Fiduciary Trust Money Market	$38	$112,449	$(76,375)	$ -	$-	$36,112	36,112	$132
Portfolio 2.05%

Franklin FTSE Japan ETF

Non-Controlled Affiliates								Dividend
								Income
Institutional Fiduciary Trust Money Market	$114,341	$3,192,047	$(3,294,870)	$ -	$-	$11,517	11,517	$379
Portfolio 2.05%
								Income from
Non-Controlled Affiliates								securities
								loaned
Institutional Fiduciary Trust Money Market	$117,035	$233,360	$(252,495)	-	-	$97,900	97,900	$1,712
Portfolio 2.05%
Total Affiliated Securities	$231,376	$3,425,407	$(3,547,365)	$ -	$-	$109,417	109,417	$2,091

Franklin FTSE Japan Hedged ETF

Non-Controlled Affiliates								Dividend
								Income
Institutional Fiduciary Trust Money Market	$28,014	$89,146	$(117,136)	$ -	$-	$23	23	$1,325
Portfolio 2.05%

Franklin FTSE South Korea ETF

									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$-	$64,622	$(64,622)	$	- $	- $	-	-	$657
Portfolio 2.05%

Franklin FTSE Asia ex Japan ETF

									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$-	$12,785	$(12,785)	$	- $	- $	-	-	$-
Portfolio 2.05%

Franklin FTSE Russia ETF

									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$-	$1,728,315	$(1,728,315)	$	- $	- $	-	-	$359
Portfolio 2.05%

Franklin LibertyQ Emerging Markets
ETF
									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$-	$7,518,015	$(7,518,015)	$	- $	- $	-	-	$2,096
Portfolio 2.05%

Franklin LibertyQ Global Equity ETF

									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$-	$135,855	$(135,855)	$	- $	- $	-	-	$1,952
Portfolio 2.05%

Franklin LibertyQ Global Dividend ETF

									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$-	$-	$-	$	- $	- $	-	-	$2,676
Portfolio 2.05%

Franklin LibertyQ U.S. Equity ETF

									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$-	$2,773,925	$(2,773,925)	$	$	- $	-	-	$84,997
Portfolio 2.05%				-

Franklin LibertyQ U.S. Mid Cap Equity
ETF
									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$27,777	$120,281	$(148,058)	$	$	- $	-	-	$269
Portfolio 2.05%				-

Franklin LibertyQ U.S. Small Cap
Equity ETF
									Income from
Non-Controlled Affiliates									securities
									loaned
Institutional Fiduciary Trust Money Market	$102,580	$2,887,063	$(2,746,913)	$	- $	- $	242,730	242,730	$557
Portfolio 2.05%

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the
Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Franklin FTSE Asia ex Japan ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$2,435,061	$91	$222	$2,435,374
Thailand	664,440	—[c]	—	664,440
Other Equity Investments	14,073,713	—	—	14,073,713
Total Investments in Securities	$17,173,214	$91	$222	$17,173,527
Other Financial Instruments:
Futures Contracts	$2,298	$—	$—	$2,298

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,275,265	$—	$—	$10,275,265

Franklin FTSE Brazil ETF	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$21,741,209	$—		$—	$21,741,209
Other Financial Instruments:
Futures Contracts	$957	$—		$—	$957

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,040,828	$—		$—	$5,040,828

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$40,527,243	$2,974	$	—[c]	$40,530,217
Other Equity Investments	577,735	—		—	577,735
Total Investments in Securities	$41,104,978	$2,974	$	—[c]	$41,107,952
Other Financial Instruments:
Futures Contracts	$1,887	$—		$—	$1,887

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Kingdom	$30,261,188	$229,488	$—	$30,490,676
Other Equity Investments	84,025,191	—	—	84,025,191
Total Investments in Securities	$114,286,379	$229,488	$—	$114,515,867
Other Financial Instruments:
Futures Contracts	$4,392	$—	$—	$4,392

Franklin FTSE Europe Hedged ETF	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Kingdom	$1,240,040	$9,273		$—	$1,249,313
Other Equity Investments	3,442,547	—		—	3,442,547
Short-Term Investments	36,112	—		—	36,112
Total Investments in Securities	$4,718,699	$9,273		$—	$4,727,972
Other Financial Instruments:
Forward Exchange Contracts	$—	$126		$—	$126
Futures Contracts	238	—		—	238
Total Other Financial Instruments	$238	$126	$		$364
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$82,268		$—	$82,268

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,783,787	$—		$—	$3,783,787
Other Financial Instruments:
Futures Contracts	$22	$—		$—	$22

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,342,609	$—		$—	$4,342,609

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,863,699	$—		$—	$19,863,699
Other Financial Instruments:
Futures Contracts	$409	$—		$—	$409

Franklin FTSE India ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,109,274	$—	$—	$8,109,274
Other Financial Instruments:
Futures Contracts	$128	$—	$—	$128

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,378,278	$—	$—	$10,378,278
Liabilities:
Other Financial Instruments:
Futures Contracts	$125	$—	$—	$125

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$241,988,629	$—	$—	$241,988,629
Short-Term Investments	109,417	—	—	109,417
Total Investments in Securities	$242,098,046	$—	$—	$242,098,046
Other Financial Instruments:
Futures Contracts	$15,474	$—	$—	$15,474

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,447,146	$—	$—	$4,447,146
Short-Term Investments	23	—	—	23
Total Investments in Securities	$4,447,169	$—	$—	$4,447,169
Other Financial Instruments:
Forward Exchange Contracts	$—	$53,467	$—	$53,467
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$71,823	$—	$71,823
Futures Contracts	156	—	—	156
Total Other Financial Instruments	$156	$71,823	$—	$71,979

Franklin FTSE Latin America ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,700,380	$—	$—	$2,700,380
Other Financial Instruments:
Futures Contracts	$186	$—	$—	$186

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,421,665	$—	$—	$4,421,665

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,867,988	$—	$—	$14,867,988

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,755,973	$—	$—	$2,755,973

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,785,928	$—	$—	$2,785,928

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$16,538,649	$725	$1,874	$16,541,248

Franklin FTSE Switzerland ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,117,554	$—	$—	$5,117,554

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,899,135	$—	$—	$14,899,135
Liabilities:
Other Financial Instruments:
Futures Contracts	$84	$—	$—	$84

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Kingdom	$26,211,736	$210,236	$—	$26,421,972
Other Equity Investments	2,100,651	—	—	2,100,651
Total Investments in Securities	$28,312,387	$210,236	$—	$28,522,623
Liabilities:
Other Financial Instruments:
Futures Contracts	$397	$—	$—	$397

Franklin Liberty High Yield
Corporate ETF
Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$10,031,902	$—	$10,031,902
Short-Term Investments	—	150,000	—	150,000
Total Investments in Securities	$—	$10,181,902	$—	$10,181,902

Franklin Liberty Intermediate
Municipal Opportunities ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$7,442,373	$—	$7,442,373

Franklin Liberty International
Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Foreign Government and Agency
Securities	$—	$4,567,721	$—	$4,567,721
Corporate Bonds and Notes	—	423,554	—	423,554
Total Investments in Securities	$—	4,991,275	$—	4,991,275

Franklin Liberty International
Opportunities ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$9,528,513	$—	$—	$9,528,513

Franklin Liberty Investment Grade
Corporate ETF
Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$124,188,788	$—	$124,188,788
Short-Term Investments	—	1,080,000	—	1,080,000
Total Investments in Securities	$—	$125,268,788	$—	$125,268,788
Other Financial Instruments:
Futures Contracts	$183,388	$—	$—	$183,388
Credit Default Swap Contracts	—	1,683	—	1,683
Total Other Financial Instruments	$183,388	$1,683	$—	$185,071
Liabilities:
Other Financial Instruments:
Futures Contracts	$110,196	$—	$—	$110,196

Franklin Liberty Municipal Bond ETF
Assets:
Investments in Securities: [a]
Municipal Bonds	$—	$13,979,592	$—	$13,979,592

Franklin Liberty Senior Loan ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Senior Floating Rate Interests	$—	$48,842,868	$—	$48,842,868
Asset-Backed Securities		5,874,059		5,874,059
Short-Term Investments	—	2,990,000	—	2,990,000
Total Investments in Securities	$—	$57,706,927	$—	$57,706,927

Franklin Liberty U.S. Low Volatility
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,956,578	$—	$—	$15,956,578

Franklin LibertyQ Emerging Markets
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$354,772,255	$—	$—	$354,772,255
Other Financial Instruments:
Futures Contracts	$71,948	$—	$—	$71,948

Franklin LibertyQ Global Dividend
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,422,783	$—	$—	$17,422,783
Other Financial Instruments:
Futures Contracts	$87	$—	$—	$87

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,546,730	$—	$—	$18,546,730
Other Financial Instruments:
Futures Contracts	$131	$—	$—	$131

Franklin LibertyQ International
Equity Hedged ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,543,999	$—	$—	$7,543,999
Other Financial Instruments:
Forward Exchange Contracts	$—	$224	$—	$224
Futures Contracts	87	—	—	87
Total Other Financial Instruments:	$87	$224	$—	$311
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$89,579	$—	$89,579

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,181,980,386	$—	$—	$1,181,980,386
Other Financial Instruments:
Futures Contracts	$17,208	$—	$—	$17,208

Franklin LibertyQ U.S. Mid Cap
Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,879,433	$—	$—	$10,879,433

Franklin LibertyQ U.S. Small Cap
Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$20,737,817	$—	$—	$20,737,817
Short-Term Investments	242,730	—	—	242,730
Total Investments in Securities	$20,980,547	$—	$—	$20,980,547

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.
cIncludes securities determined to have no value at June 30, 2019

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.